UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2013

Item 1. Reports to Stockholders

Fidelity®

Balanced

Fund

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Balanced	.58%
Actual		$ 1,000.00	$ 1,057.70	$ 2.96
HypotheticalA		$ 1,000.00	$ 1,021.92	$ 2.91
Class K	.47%
Actual		$ 1,000.00	$ 1,058.30	$ 2.40
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Top Five Stocks as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.9	5.0
Exxon Mobil Corp.	1.6	1.5
QUALCOMM, Inc.	1.6	1.6
Procter & Gamble Co.	1.5	1.4
Pfizer, Inc.	1.4	1.4
	9.0
Top Five Bond Issuers as of February 28, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	6.5	9.2
U.S. Treasury Obligations	5.8	5.1
Freddie Mac	2.2	2.7
Ginnie Mae	1.8	2.4
Wachovia Bank Commercial Mortgage Trust	0.7	0.4
	17.0
Top Five Market Sectors as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.0	13.7
Information Technology	12.5	14.1
Health Care	9.1	8.1
Energy	8.7	8.9
Consumer Discretionary	8.0	7.7
Asset Allocation (% of fund's net assets)
As of February 28, 2013*	As of August 31, 2012**
Stocks and Equity Futures 65.9%	Stocks and Equity Futures 64.2%
Bonds 32.1%	Bonds 34.0%
Convertible Securities 0.1%	Convertible Securities 0.1%
Other Investments 0.2%	Other Investments 0.3%
Short-Term Investments and Net Other Assets (Liabilities) 1.7%	Short-Term Investments and Net Other Assets (Liabilities) 1.4%

* Foreign investments	9.6%	** Foreign investments	8.9%

Percentages are adjusted for the effect of futures and swap contracts, if applicable. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.8%
Automobiles - 0.0%
General Motors Co. (a)	144,760	$ 3,930
Hotels, Restaurants & Leisure - 0.9%
Domino's Pizza, Inc.	785,131	37,388
Dunkin' Brands Group, Inc.	463,877	17,233
Icahn Enterprises LP rights	290,524	0
Starbucks Corp.	1,516,737	83,148
Yum! Brands, Inc.	853,092	55,860
		193,629
Internet & Catalog Retail - 0.8%
Liberty Media Corp. Interactive Series A (a)	4,512,231	94,215
priceline.com, Inc. (a)	120,067	82,556
		176,771
Media - 3.0%
Comcast Corp. Class A	6,314,803	251,266
DIRECTV (a)	1,116,086	53,762
Legend Pictures LLC (n)(o)	8,571	15,884
News Corp. Class A	6,223,435	179,235
Sirius XM Radio, Inc. (f)	15,379,757	47,677
The Walt Disney Co.	1,018,089	55,577
Time Warner, Inc.	556,781	29,604
		633,005
Multiline Retail - 0.3%
Dollar General Corp. (a)	1,131,681	52,442
Specialty Retail - 1.3%
Cabela's, Inc. Class A (a)	159,800	8,084
CarMax, Inc. (a)	651,319	25,017
Limited Brands, Inc.	424,632	19,329
Lowe's Companies, Inc.	3,287,847	125,431
Tiffany & Co., Inc.	764,159	51,321
TJX Companies, Inc.	1,297,994	58,371
		287,553
Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp.	618,697	75,388
Tumi Holdings, Inc.	72,867	1,723
Under Armour, Inc. Class A (sub. vtg.) (a)	647,218	31,895
		109,006
TOTAL CONSUMER DISCRETIONARY		1,456,336
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.3%
Beverages - 2.3%
Anheuser-Busch InBev SA NV	370,944	$ 34,763
Coca-Cola Bottling Co. CONSOLIDATED	111,888	7,321
Coca-Cola FEMSA SAB de CV sponsored ADR	24,225	4,085
Coca-Cola Icecek A/S	327,435	7,736
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	169,725	7,532
Constellation Brands, Inc. Class A (sub. vtg.) (a)	885,042	39,154
Diageo PLC sponsored ADR	312,926	37,460
Embotelladora Andina SA sponsored ADR	194,522	8,141
Pernod Ricard SA	310,550	40,297
Remy Cointreau SA	175,408	22,168
The Coca-Cola Co.	7,067,570	273,656
		482,313
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	3,198,055	163,485
Drogasil SA	421,600	4,861
Kroger Co.	2,493,721	72,842
United Natural Foods, Inc. (a)	2,000	101
Wal-Mart Stores, Inc.	589,783	41,745
		283,034
Food Products - 0.4%
Bunge Ltd.	329,406	24,412
Green Mountain Coffee Roasters, Inc. (a)	143,876	6,872
Mead Johnson Nutrition Co. Class A	455,198	34,099
Nestle SA	338,379	23,622
		89,005
Household Products - 1.5%
Colgate-Palmolive Co.	84,973	9,723
Procter & Gamble Co.	4,128,910	314,540
		324,263
Personal Products - 0.2%
L'Oreal SA	146,584	21,922
Nu Skin Enterprises, Inc. Class A	204,053	8,407
		30,329
Tobacco - 1.6%
Altria Group, Inc.	2,114,254	70,933
British American Tobacco PLC sponsored ADR	2,236,182	233,189
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	416,541	$ 38,218
Souza Cruz SA	491,200	7,839
		350,179
TOTAL CONSUMER STAPLES		1,559,123
ENERGY - 7.3%
Energy Equipment & Services - 1.6%
Cameron International Corp. (a)	830,491	52,919
Ensco PLC Class A	1,015,839	61,093
Forum Energy Technologies, Inc.	507,664	13,544
Halliburton Co.	643,444	26,709
National Oilwell Varco, Inc.	959,588	65,377
Noble Corp.	1,099,108	39,370
Ocean Rig UDW, Inc. (United States) (a)	657,696	9,583
Oceaneering International, Inc.	260,687	16,577
Oil States International, Inc. (a)	108,100	8,232
Schlumberger Ltd.	633,424	49,312
Vantage Drilling Co. (a)	6,665,301	10,864
		353,580
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	1,190,202	94,716
Apache Corp.	313,268	23,266
Bonanza Creek Energy, Inc. (a)	260,100	8,799
Cabot Oil & Gas Corp.	70,500	4,369
Canadian Natural Resources Ltd.	265,000	8,100
Chevron Corp.	1,541,794	180,621
Cimarex Energy Co.	230,296	15,501
Cobalt International Energy, Inc. (a)	479,400	11,827
Concho Resources, Inc. (a)	139,300	12,531
ENI SpA sponsored ADR	344,900	15,700
EQT Corp.	367,700	23,198
Exxon Mobil Corp.	3,811,657	341,334
Falkland Oil & Gas Ltd. (a)	84,654	39
Hess Corp.	625,126	41,571
InterOil Corp. (a)(f)	344,531	24,038
Marathon Oil Corp.	1,853,793	62,102
Marathon Petroleum Corp.	803,343	66,581
Murphy Oil Corp.	395,309	24,066
Noble Energy, Inc.	377,465	41,834
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Northern Tier Energy LP Class A	254,094	$ 7,356
Occidental Petroleum Corp.	676,752	55,717
PBF Energy, Inc. Class A	84,500	3,528
Phillips 66	414,389	26,090
Royal Dutch Shell PLC Class B sponsored ADR	598,921	40,331
Southcross Energy Partners LP	137,600	3,152
Suncor Energy, Inc.	1,540,400	46,679
The Williams Companies, Inc.	1,124,500	39,031
Western Gas Equity Partners LP	49,800	1,692
		1,223,769
TOTAL ENERGY		1,577,349
FINANCIALS - 10.0%
Capital Markets - 1.1%
Ameriprise Financial, Inc.	1,046,600	71,828
BlackRock, Inc. Class A	298,092	71,468
E*TRADE Financial Corp. (a)	785,665	8,414
Evercore Partners, Inc. Class A	268,800	10,940
State Street Corp.	582,998	32,992
TD Ameritrade Holding Corp.	699,430	13,296
The Blackstone Group LP	1,042,680	19,707
UBS AG	322,276	5,092
		233,737
Commercial Banks - 1.9%
CIT Group, Inc. (a)	454,967	19,045
Comerica, Inc.	306,700	10,544
First Horizon National Corp. (f)	1,577,327	16,767
Huntington Bancshares, Inc.	1,808,164	12,711
KBC Groupe SA	87,960	3,262
Lloyds Banking Group PLC (a)	8,618,667	7,085
M&T Bank Corp.	241,986	24,704
Synovus Financial Corp.	5,118,320	13,001
U.S. Bancorp	6,735,345	228,867
Wells Fargo & Co.	2,264,619	79,443
		415,429
Consumer Finance - 1.7%
Capital One Financial Corp.	4,419,945	225,550
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services	1,310,115	$ 50,479
SLM Corp.	5,101,152	96,769
		372,798
Diversified Financial Services - 2.7%
Bank of America Corp.	12,193,704	136,935
Citigroup, Inc.	4,345,994	182,401
ING Groep NV (Certificaten Van Aandelen) (a)	391,502	3,134
JPMorgan Chase & Co.	5,170,730	252,952
		575,422
Insurance - 1.6%
ACE Ltd.	712,996	60,883
AFLAC, Inc.	558,587	27,901
Berkshire Hathaway, Inc.:
Class A (a)	234	35,708
Class B (a)	64,446	6,584
Direct Line Insurance Group PLC	3,465,400	11,093
Fairfax Financial Holdings Ltd. (sub. vtg.)	53,500	20,328
Hartford Financial Services Group, Inc.	1,629,187	38,465
Marsh & McLennan Companies, Inc.	704,400	26,161
MetLife, Inc.	1,113,160	39,450
The Travelers Companies, Inc.	672,415	54,076
Validus Holdings Ltd.	724,465	25,813
		346,462
Real Estate Investment Trusts - 0.7%
American Tower Corp.	987,365	76,620
Camden Property Trust (SBI)	151,975	10,508
Equity Lifestyle Properties, Inc.	282,429	20,812
Sun Communities, Inc.	424,115	19,734
The Macerich Co.	325,741	19,580
		147,254
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	1,373,527	54,144
TOTAL FINANCIALS		2,145,246
HEALTH CARE - 8.3%
Biotechnology - 2.2%
Amgen, Inc.	1,620,802	148,158
Biogen Idec, Inc. (a)	428,081	71,207
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
BioMarin Pharmaceutical, Inc. (a)	405,544	$ 23,509
CSL Ltd.	670,339	41,083
Gilead Sciences, Inc. (a)	3,129,871	133,677
Onyx Pharmaceuticals, Inc. (a)	557,675	41,999
Regeneron Pharmaceuticals, Inc. (a)	89,925	15,017
		474,650
Health Care Equipment & Supplies - 1.4%
Covidien PLC	1,667,661	106,013
Edwards Lifesciences Corp. (a)	374,550	32,185
Quidel Corp. (a)(f)	1,344,099	31,815
Stryker Corp.	1,150,247	73,478
The Cooper Companies, Inc.	513,248	54,435
		297,926
Health Care Providers & Services - 1.2%
Catamaran Corp. (a)	383,622	20,604
CIGNA Corp.	1,209,242	70,692
Henry Schein, Inc. (a)	652,488	58,215
McKesson Corp.	459,424	48,759
Quest Diagnostics, Inc.	824,400	46,307
		244,577
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	882,894	36,622
Thermo Fisher Scientific, Inc.	459,476	33,909
		70,531
Pharmaceuticals - 3.2%
AbbVie, Inc.	2,996,914	110,646
Allergan, Inc.	801,134	86,859
Merck & Co., Inc.	2,001,416	85,521
Pfizer, Inc.	11,358,600	310,885
Sanofi SA sponsored ADR	365,503	17,255
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,179,075	79,520
		690,686
TOTAL HEALTH CARE		1,778,370
INDUSTRIALS - 7.0%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	1,668,803	116,983
MTU Aero Engines Holdings AG	200,264	18,621
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Textron, Inc.	2,561,482	$ 73,899
United Technologies Corp.	1,143,498	103,544
		313,047
Building Products - 0.5%
Armstrong World Industries, Inc.	796,146	40,707
Owens Corning (a)	947,707	36,781
Quanex Building Products Corp.	1,492,275	29,711
		107,199
Commercial Services & Supplies - 0.5%
ADT Corp.	644,685	30,874
KAR Auction Services, Inc.	2,023,721	42,943
Stericycle, Inc. (a)	356,149	34,162
		107,979
Electrical Equipment - 0.6%
Regal-Beloit Corp.	682,039	52,708
Roper Industries, Inc.	584,439	72,827
		125,535
Industrial Conglomerates - 1.0%
Danaher Corp.	1,528,584	94,161
General Electric Co.	4,798,200	111,414
		205,575
Machinery - 1.7%
Caterpillar, Inc.	1,311,185	121,114
Cummins, Inc.	662,567	76,772
Deere & Co.	64,558	5,670
Fiat Industrial SpA	1,360,797	16,549
Illinois Tool Works, Inc.	1,117,759	68,742
Parker Hannifin Corp.	550,426	52,004
Volvo AB (B Shares)	1,808,745	27,128
		367,979
Professional Services - 0.3%
Manpower, Inc.	457,732	24,992
Randstad Holding NV	379,585	16,138
Verisk Analytics, Inc. (a)	413,050	24,172
		65,302
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	243,249	$ 16,911
Union Pacific Corp.	856,800	117,476
		134,387
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	328,060	74,292
TOTAL INDUSTRIALS		1,501,295
INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 2.8%
ADTRAN, Inc. (f)	2,269,714	50,705
Ciena Corp. (a)	1,672,500	25,489
Finisar Corp. (a)	2,657,885	38,938
JDS Uniphase Corp. (a)	1,040,918	14,739
Juniper Networks, Inc. (a)	5,146,343	106,426
NETGEAR, Inc. (a)	951,933	32,413
QUALCOMM, Inc.	5,173,043	339,507
		608,217
Computers & Peripherals - 3.4%
Apple, Inc.	1,405,129	620,237
ASUSTeK Computer, Inc.	807,000	9,887
EMC Corp. (a)	272,413	6,268
Lenovo Group Ltd.	8,378,000	9,355
NCR Corp. (a)	952,135	26,260
SanDisk Corp. (a)	1,109,281	55,897
		727,904
Electronic Equipment & Components - 0.4%
Flextronics International Ltd. (a)	3,886,377	25,844
Jabil Circuit, Inc.	2,834,540	53,091
		78,935
Internet Software & Services - 1.4%
eBay, Inc. (a)	2,249,762	123,017
Google, Inc. Class A (a)	174,786	140,039
LinkedIn Corp. (a)	2,200	370
Mail.ru Group Ltd.:
GDR (g)	391,234	13,138
GDR (Reg. S)	195,272	6,557
Yandex NV (a)	1,006,000	23,329
		306,450
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.8%
Accenture PLC Class A	526,876	$ 39,178
Fidelity National Information Services, Inc.	1,064,344	40,073
Fiserv, Inc. (a)	92,595	7,603
The Western Union Co.	1,156,212	16,222
Visa, Inc. Class A	380,513	60,365
		163,441
Semiconductors & Semiconductor Equipment - 2.1%
Altera Corp.	1,874,701	66,402
Analog Devices, Inc.	3,481,729	157,444
ARM Holdings PLC sponsored ADR	355,100	15,454
ASAT Holdings Ltd. (a)	88,719	0
ASML Holding NV	154,658	10,978
Broadcom Corp. Class A	548,000	18,692
Fairchild Semiconductor International, Inc. (a)	841,274	11,997
Integrated Device Technology, Inc. (a)	1,369,026	9,309
Micron Technology, Inc. (a)	5,678,837	47,645
NXP Semiconductors NV (a)	1,551,316	50,139
ON Semiconductor Corp. (a)	3,449,911	27,599
PMC-Sierra, Inc. (a)	3,826,185	24,832
Samsung Electronics Co. Ltd.	9,303	13,246
Skyworks Solutions, Inc. (a)	132,456	2,821
		456,558
Software - 1.2%
Adobe Systems, Inc. (a)	60,705	2,386
Check Point Software Technologies Ltd. (a)	461,074	24,211
Citrix Systems, Inc. (a)	961,251	68,153
Electronic Arts, Inc. (a)	2,960,479	51,897
Fortinet, Inc. (a)	406,860	9,838
Guidewire Software, Inc. (a)	49,200	1,798
Jive Software, Inc. (a)	916,774	15,200
Oracle Corp.	2,582,667	88,482
Ubisoft Entertainment SA (a)	426,495	4,672
		266,637
TOTAL INFORMATION TECHNOLOGY		2,608,142
MATERIALS - 2.2%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	43,462	3,753
Albemarle Corp.	320,445	20,855
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Ashland, Inc.	309,924	$ 24,165
Eastman Chemical Co.	635,861	44,339
Ecolab, Inc.	466,378	35,701
FMC Corp.	517,318	31,174
LyondellBasell Industries NV Class A	968,900	56,797
Monsanto Co.	746,795	75,449
PPG Industries, Inc.	295,676	39,816
Sigma Aldrich Corp.	464,358	35,783
		367,832
Construction Materials - 0.1%
Vulcan Materials Co.	449,405	22,888
Containers & Packaging - 0.3%
Ball Corp.	601,640	26,719
Rock-Tenn Co. Class A	467,409	41,342
		68,061
Metals & Mining - 0.1%
Goldcorp, Inc.	734,297	23,967
TOTAL MATERIALS		482,748
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.0%
CenturyLink, Inc.	1,103,029	38,242
inContact, Inc. (a)	908,856	6,171
Level 3 Communications, Inc. (a)	649,301	12,973
Verizon Communications, Inc.	3,323,860	154,659
		212,045
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	186,575	13,023
SBA Communications Corp. Class A (a)	971,768	69,112
Sprint Nextel Corp. (a)	4,327,779	25,101
Vodafone Group PLC sponsored ADR	541,600	13,616
		120,852
TOTAL TELECOMMUNICATION SERVICES		332,897
UTILITIES - 2.4%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	1,191,532	55,752
Duke Energy Corp.	1,393,920	96,529
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Edison International	1,388,827	$ 66,705
FirstEnergy Corp.	960,768	37,931
NextEra Energy, Inc.	160,392	11,527
		268,444
Gas Utilities - 0.0%
ONEOK, Inc.	235,115	10,578
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.	1,385,972	33,263
The AES Corp.	2,911,409	33,831
		67,094
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	1,682,252	36,051
NiSource, Inc.	721,416	19,983
PG&E Corp.	824,429	35,154
Sempra Energy	914,760	71,132
		162,320
TOTAL UTILITIES		508,436
TOTAL COMMON STOCKS (Cost $11,018,679)		13,949,942
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Jumptap, Inc. Series G (o)	893,724	6,429
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	2,416	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,519)		6,429
Corporate Bonds - 9.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19	$ 3,740	$ 3,862
Nonconvertible Bonds - 9.0%
CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	1,340	1,393
Delphi Corp. 5% 2/15/23	6,065	6,315
		7,708
Automobiles - 0.1%
Daimler Finance North America LLC 1.95% 3/28/14 (g)	2,240	2,264
Ford Motor Co.:
4.75% 1/15/43	5,121	4,865
7.45% 7/16/31	10,420	13,348
Volkswagen International Finance NV 2.375% 3/22/17 (g)	1,830	1,892
		22,369
Media - 0.5%
AOL Time Warner, Inc. 7.625% 4/15/31	4,975	6,754
Comcast Corp.:
4.95% 6/15/16	955	1,078
5.7% 5/15/18	948	1,141
6.4% 5/15/38	3,000	3,845
6.4% 3/1/40	6,097	7,867
6.95% 8/15/37	7,200	9,765
COX Communications, Inc.:
3.25% 12/15/22 (g)	2,422	2,435
4.625% 6/1/13	3,612	3,649
Discovery Communications LLC:
3.7% 6/1/15	5,665	6,017
5.05% 6/1/20	204	234
NBCUniversal Media LLC:
3.65% 4/30/15	1,468	1,557
5.15% 4/30/20	7,276	8,639
6.4% 4/30/40	6,271	8,062
News America Holdings, Inc. 7.75% 12/1/45	8,630	11,940
Time Warner Cable, Inc.:
5.5% 9/1/41	13,538	14,188
6.2% 7/1/13	3,909	3,978
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
6.75% 7/1/18	$ 1,974	$ 2,417
Time Warner, Inc.:
3.15% 7/15/15	544	573
5.875% 11/15/16	4,882	5,693
Viacom, Inc.:
1.25% 2/27/15	456	460
3.5% 4/1/17	264	284
		100,576
Specialty Retail - 0.0%
Lowe's Companies, Inc. 3.8% 11/15/21	242	266
TOTAL CONSUMER DISCRETIONARY		130,919
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	286	286
5.375% 11/15/14	2,481	2,677
Beam, Inc. 1.875% 5/15/17	1,408	1,434
FBG Finance Ltd. 5.125% 6/15/15 (g)	4,938	5,397
Fortune Brands, Inc.:
5.375% 1/15/16	1,902	2,116
6.375% 6/15/14	1,153	1,233
Heineken NV:
1.4% 10/1/17 (g)	3,274	3,264
2.75% 4/1/23 (g)	3,420	3,333
SABMiller Holdings, Inc.:
1.85% 1/15/15 (g)	2,353	2,394
2.45% 1/15/17 (g)	2,353	2,455
		24,589
Food & Staples Retailing - 0.0%
Walgreen Co.:
1% 3/13/15	1,878	1,884
1.8% 9/15/17	2,793	2,833
		4,717
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (g)	572	684
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
ConAgra Foods, Inc.:
1.9% 1/25/18	$ 2,279	$ 2,306
3.2% 1/25/23	2,650	2,645
4.65% 1/25/43	2,952	2,963
Kraft Foods, Inc.:
6.5% 8/11/17	3,122	3,779
6.5% 2/9/40	3,854	5,046
6.75% 2/19/14	436	461
		17,884
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	4,604	4,516
4.25% 8/9/42	4,604	4,398
9.7% 11/10/18	6,258	8,735
Reynolds American, Inc.:
3.25% 11/1/22	3,376	3,358
4.75% 11/1/42	5,216	5,105
6.75% 6/15/17	4,975	6,007
7.25% 6/15/37	7,569	9,901
		42,020
TOTAL CONSUMER STAPLES		89,210
ENERGY - 1.1%
Energy Equipment & Services - 0.2%
Cameron International Corp. 1.6% 4/30/15	279	281
DCP Midstream LLC:
4.75% 9/30/21 (g)	6,909	7,316
5.35% 3/15/20 (g)	6,814	7,511
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	7,675	8,255
5% 10/1/21	2,791	3,116
6.5% 4/1/20	2,608	3,152
FMC Technologies, Inc.:
2% 10/1/17	846	853
3.45% 10/1/22	1,533	1,556
Noble Holding International Ltd.:
3.05% 3/1/16	914	953
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Noble Holding International Ltd.: - continued
3.45% 8/1/15	$ 1,299	$ 1,361
Transocean, Inc. 5.05% 12/15/16	4,522	5,038
Weatherford International Ltd.:
4.95% 10/15/13	2,930	3,005
5.15% 3/15/13	3,829	3,833
		46,230
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,716	1,973
6.375% 9/15/17	15,653	18,694
6.45% 9/15/36	4,710	5,779
Apache Corp. 3.25% 4/15/22	233	241
Cenovus Energy, Inc. 4.5% 9/15/14	900	950
DCP Midstream Operating LP:
2.5% 12/1/17	3,027	3,061
4.95% 4/1/22	1,267	1,364
Duke Energy Field Services:
5.375% 10/15/15 (g)	2,055	2,239
6.45% 11/3/36 (g)	6,493	7,298
El Paso Natural Gas Co. 5.95% 4/15/17	1,572	1,819
Enbridge Energy Partners LP 4.2% 9/15/21	8,103	8,571
Encana Holdings Finance Corp. 5.8% 5/1/14	4,858	5,126
Enterprise Products Operating LP:
5.6% 10/15/14	1,709	1,838
5.65% 4/1/13	563	565
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	780	914
Marathon Petroleum Corp.:
3.5% 3/1/16	493	526
5.125% 3/1/21	4,415	5,140
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	7,948	8,287
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	1,252	1,504
6.85% 1/15/40 (g)	4,294	5,786
Nakilat, Inc. 6.067% 12/31/33 (g)	2,490	3,025
Nexen, Inc.:
5.2% 3/10/15	1,528	1,653
6.2% 7/30/19	2,252	2,775
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp. 2.7% 2/15/23	$ 1,942	$ 1,960
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	7,288	7,619
7.875% 3/15/19	7,382	9,037
Petroleos Mexicanos:
3.5% 1/30/23 (g)	5,005	4,905
4.875% 1/24/22	1,430	1,571
5.5% 1/21/21	7,423	8,488
5.5% 6/27/44	10,422	10,656
6% 3/5/20	2,274	2,674
6.5% 6/2/41	4,318	5,084
Phillips 66:
1.95% 3/5/15	1,844	1,885
2.95% 5/1/17	1,844	1,951
4.3% 4/1/22	6,383	7,036
5.875% 5/1/42	5,485	6,526
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	3,495	3,686
3.95% 9/15/15	356	383
6.125% 1/15/17	1,940	2,270
Southeast Supply Header LLC 4.85% 8/15/14 (g)	1,358	1,410
Spectra Energy Capital, LLC 5.65% 3/1/20	1,087	1,276
Spectra Energy Partners, LP:
2.95% 6/15/16	1,472	1,521
4.6% 6/15/21	1,816	1,939
Suncor Energy, Inc. 6.1% 6/1/18	623	755
Texas Eastern Transmission LP 6% 9/15/17 (g)	1,301	1,538
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	6,508	6,749
Western Gas Partners LP 5.375% 6/1/21	9,827	11,113
		191,160
TOTAL ENERGY		237,390
FINANCIALS - 4.5%
Capital Markets - 0.7%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,060	1,174
BlackRock, Inc.:
3.375% 6/1/22	332	350
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
BlackRock, Inc.: - continued
4.25% 5/24/21	$ 501	$ 563
Goldman Sachs Group, Inc.:
5.75% 1/24/22	16,598	19,478
5.95% 1/18/18	5,343	6,250
6.15% 4/1/18	3,993	4,719
Lazard Group LLC:
6.85% 6/15/17	6,480	7,469
7.125% 5/15/15	2,316	2,568
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	10,942	12,481
6.4% 8/28/17	5,074	5,957
7.75% 5/14/38	8,738	11,807
Morgan Stanley:
3.75% 2/25/23	6,635	6,704
4% 7/24/15	1,373	1,449
4.75% 4/1/14	405	419
4.875% 11/1/22	8,068	8,520
5.375% 10/15/15	17,634	19,250
5.5% 7/28/21	1,363	1,565
5.625% 9/23/19	547	633
5.75% 1/25/21	4,899	5,681
5.95% 12/28/17	301	349
6% 4/28/15	25,830	28,197
6.625% 4/1/18	1,804	2,147
UBS AG Stamford Branch 2.25% 1/28/14	1,211	1,229
		148,959
Commercial Banks - 1.1%
Associated Banc Corp. 5.125% 3/28/16	2,238	2,453
Bank of America NA 5.3% 3/15/17	16,651	18,665
BB&T Corp. 3.95% 3/22/22	1,805	1,934
Comerica Bank 5.7% 6/1/14	613	649
Comerica, Inc. 4.8% 5/1/15	1,223	1,311
Credit Suisse 6% 2/15/18	17,158	19,797
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,628
Discover Bank:
7% 4/15/20	4,144	5,146
8.7% 11/18/19	745	997
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp:
3.5% 3/15/22	$ 638	$ 666
4.5% 6/1/18	584	650
5.45% 1/15/17	2,232	2,517
8.25% 3/1/38	4,070	5,682
Fifth Third Bank 4.75% 2/1/15	951	1,017
Fifth Third Capital Trust IV 6.5% 4/15/67 (k)	4,966	4,972
HBOS PLC 6.75% 5/21/18 (g)	560	621
Huntington Bancshares, Inc. 7% 12/15/20	3,353	4,158
Intesa Sanpaolo SpA:
3.125% 1/15/16	10,055	9,922
3.875% 1/16/18	20,086	19,741
JPMorgan Chase Bank 6% 10/1/17	2,460	2,913
KeyBank NA:
5.45% 3/3/16	3,278	3,696
5.8% 7/1/14	9,872	10,534
KeyCorp. 5.1% 3/24/21	628	730
Marshall & Ilsley Bank:
4.85% 6/16/15	5,313	5,693
5% 1/17/17	10,492	11,534
Regions Bank:
6.45% 6/26/37	10,905	11,668
7.5% 5/15/18	8,457	10,318
Regions Financial Corp.:
5.75% 6/15/15	1,528	1,660
7.75% 11/10/14	7,190	7,927
Royal Bank of Scotland Group PLC 6.125% 12/15/22	39,429	41,378
SunTrust Banks, Inc.:
0.608% 4/1/15 (k)	9,681	9,494
3.5% 1/20/17	4,557	4,904
3.6% 4/15/16	305	327
UnionBanCal Corp.:
3.5% 6/18/22	969	1,008
5.25% 12/16/13	1,113	1,153
Wachovia Bank NA 4.8% 11/1/14	557	595
Wachovia Corp. 5.625% 10/15/16	5,718	6,547
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.:
1.5% 7/1/15	$ 1,600	$ 1,629
3.676% 6/15/16	3,236	3,510
		239,744
Consumer Finance - 0.3%
American Express Credit Corp.:
2.75% 9/15/15	1,633	1,708
2.8% 9/19/16	626	662
American Honda Finance Corp. 1.45% 2/27/15 (g)	2,385	2,418
Discover Financial Services:
3.85% 11/21/22 (g)	2,701	2,764
5.2% 4/27/22	2,488	2,816
6.45% 6/12/17	13,316	15,640
Ford Motor Credit Co. LLC:
2.5% 1/15/16	16,000	16,290
3% 6/12/17	6,246	6,405
General Electric Capital Corp.:
1% 12/11/15	5,163	5,199
2.1% 12/11/19	1,764	1,798
2.15% 1/9/15	2,735	2,810
2.25% 11/9/15	645	668
4.625% 1/7/21	849	960
HSBC USA, Inc. 1.625% 1/16/18	5,604	5,629
Hyundai Capital America:
1.625% 10/2/15 (g)	2,131	2,146
2.125% 10/2/17 (g)	2,357	2,377
		70,290
Diversified Financial Services - 0.6%
ABB Finance (USA), Inc. 2.875% 5/8/22	1,830	1,852
Bank of America Corp.:
3.875% 3/22/17	944	1,017
5.875% 2/7/42	5,117	6,224
6.5% 8/1/16	1,220	1,408
BP Capital Markets PLC:
3.125% 10/1/15	1,345	1,425
4.5% 10/1/20	1,336	1,519
4.742% 3/11/21	6,000	6,942
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
4.05% 7/30/22	$ 2,641	$ 2,743
4.45% 1/10/17	15,842	17,495
4.5% 1/14/22	4,498	5,007
4.75% 5/19/15	16,309	17,503
5.875% 1/30/42	147	179
6.125% 5/15/18	820	981
6.5% 8/19/13	24,589	25,254
JPMorgan Chase & Co.:
3.15% 7/5/16	1,641	1,737
3.25% 9/23/22	14,000	14,133
3.4% 6/24/15	1,319	1,394
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	6,485	6,637
TECO Finance, Inc.:
4% 3/15/16	1,828	1,969
5.15% 3/15/20	164	190
		115,609
Insurance - 0.8%
American International Group, Inc.:
2.375% 8/24/15	16,000	16,417
3.8% 3/22/17	6,043	6,562
4.875% 9/15/16	2,262	2,528
4.875% 6/1/22	3,000	3,403
Aon Corp.:
3.125% 5/27/16	4,743	5,006
3.5% 9/30/15	4,875	5,134
5% 9/30/20	129	148
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	482
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(k)	2,508	2,583
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,308	1,454
5.125% 4/15/22	11,941	13,761
5.375% 3/15/17	685	781
6.625% 4/15/42	9,968	12,887
Liberty Mutual Group, Inc.:
5% 6/1/21 (g)	8,525	9,316
6.5% 3/15/35 (g)	1,315	1,481
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	$ 5,569	$ 6,310
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)	3,576	4,074
MetLife, Inc.:
1.756% 12/15/17 (e)	2,742	2,774
5% 6/15/15	941	1,030
6.75% 6/1/16	5,158	6,087
Metropolitan Life Global Funding I 3% 1/10/23 (g)	3,948	3,940
Monumental Global Funding III 5.5% 4/22/13 (g)	3,704	3,729
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	4,915	6,241
Pacific Life Global Funding 5.15% 4/15/13 (g)	1,718	1,727
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	3,967	5,797
Pacific LifeCorp:
5.125% 1/30/43 (g)	6,034	5,906
6% 2/10/20 (g)	9,325	10,722
Prudential Financial, Inc.:
3.875% 1/14/15	5,340	5,632
4.5% 11/16/21	1,764	1,960
7.375% 6/15/19	2,520	3,231
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(k)	658	655
Symetra Financial Corp. 6.125% 4/1/16 (g)	8,408	9,344
Unum Group:
5.625% 9/15/20	3,860	4,467
5.75% 8/15/42	6,349	6,866
7.125% 9/30/16	2,076	2,427
		174,862
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	2,035	2,198
AvalonBay Communities, Inc. 4.95% 3/15/13	296	296
Boston Properties, Inc. 3.85% 2/1/23	8,081	8,560
BRE Properties, Inc. 5.5% 3/15/17	2,334	2,652
Camden Property Trust:
2.95% 12/15/22	2,417	2,350
5.375% 12/15/13	3,103	3,209
DDR Corp. 4.625% 7/15/22	4,470	4,833
Developers Diversified Realty Corp.:
4.75% 4/15/18	6,131	6,780
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
7.5% 4/1/17	$ 6,446	$ 7,687
9.625% 3/15/16	1,851	2,262
Duke Realty LP:
3.875% 10/15/22	4,826	4,956
4.375% 6/15/22	3,753	4,004
4.625% 5/15/13	1,289	1,299
5.4% 8/15/14	1,356	1,432
5.5% 3/1/16	3,075	3,391
6.75% 3/15/20	1,339	1,638
8.25% 8/15/19	2,643	3,442
Equity One, Inc.:
3.75% 11/15/22	8,200	8,053
5.375% 10/15/15	948	1,036
6% 9/15/17	876	1,002
6.25% 1/15/17	663	755
Federal Realty Investment Trust:
5.4% 12/1/13	355	367
5.9% 4/1/20	1,971	2,349
6.2% 1/15/17	501	584
HCP, Inc. 3.15% 8/1/22	7,000	6,964
Health Care REIT, Inc.:
2.25% 3/15/18	1,976	1,994
4.125% 4/1/19	13,700	14,897
HRPT Properties Trust:
5.75% 11/1/15	1,731	1,879
6.25% 6/15/17	996	1,088
6.65% 1/15/18	676	769
Washington (REIT) 5.25% 1/15/14	1,137	1,173
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,207
		105,106
Real Estate Management & Development - 0.5%
AMB Property LP 5.9% 8/15/13	2,086	2,128
BioMed Realty LP:
3.85% 4/15/16	8,775	9,345
4.25% 7/15/22	2,970	3,111
6.125% 4/15/20	2,611	3,051
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
3.95% 2/15/23	$ 7,304	$ 7,354
4.95% 4/15/18	2,733	3,039
5.7% 5/1/17	309	349
6% 4/1/16	2,770	3,108
7.5% 5/15/15	776	873
Digital Realty Trust LP:
4.5% 7/15/15	3,650	3,887
5.25% 3/15/21	4,138	4,600
ERP Operating LP 5.75% 6/15/17	2,042	2,396
Liberty Property LP:
3.375% 6/15/23	3,313	3,276
4.125% 6/15/22	3,219	3,378
4.75% 10/1/20	8,747	9,636
5.125% 3/2/15	1,672	1,791
5.5% 12/15/16	2,529	2,867
Mack-Cali Realty LP:
2.5% 12/15/17	4,556	4,617
4.5% 4/18/22	2,016	2,145
7.75% 8/15/19	2,476	3,136
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,356
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	2,812	2,972
5.5% 1/15/14 (g)	1,168	1,203
5.7% 4/15/17 (g)	2,854	3,150
Regency Centers LP:
4.95% 4/15/14	494	515
5.25% 8/1/15	3,893	4,243
5.875% 6/15/17	877	1,010
Simon Property Group LP:
2.8% 1/30/17	82	87
4.2% 2/1/15	2,640	2,790
Tanger Properties LP:
6.125% 6/1/20	9,597	11,756
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.15% 11/15/15	$ 1,286	$ 1,458
Ventas Realty LP 2% 2/15/18	4,056	4,067
		108,694
TOTAL FINANCIALS		963,264
HEALTH CARE - 0.6%
Biotechnology - 0.1%
Amgen, Inc.:
3.875% 11/15/21	1,808	1,967
5.15% 11/15/41	17,224	18,867
Celgene Corp. 2.45% 10/15/15	2,168	2,248
		23,082
Health Care Providers & Services - 0.3%
Aetna, Inc.:
1.5% 11/15/17	796	799
2.75% 11/15/22	3,213	3,137
4.125% 11/15/42	1,793	1,724
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,645
6.3% 8/15/14	2,925	3,140
Express Scripts Holding Co.:
3.9% 2/15/22	1,915	2,041
4.75% 11/15/21	11,855	13,389
6.125% 11/15/41	5,466	6,831
Express Scripts, Inc.:
3.125% 5/15/16	332	350
6.25% 6/15/14	1,991	2,128
Medco Health Solutions, Inc.:
2.75% 9/15/15	4,158	4,346
4.125% 9/15/20	5,031	5,468
UnitedHealth Group, Inc.:
1.4% 10/15/17	1,319	1,325
1.625% 3/15/19	1,873	1,876
2.75% 2/15/23	1,069	1,057
2.875% 3/15/23	8,084	8,057
3.95% 10/15/42	1,469	1,387
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.: - continued
4.25% 3/15/43	$ 5,000	$ 4,936
WellPoint, Inc.:
1.25% 9/10/15	108	109
1.875% 1/15/18	195	197
3.3% 1/15/23	4,298	4,350
4.65% 1/15/43	5,229	5,290
		73,582
Pharmaceuticals - 0.2%
AbbVie, Inc.:
1.75% 11/6/17 (g)	6,470	6,552
2.9% 11/6/22 (g)	6,636	6,634
4.4% 11/6/42 (g)	6,482	6,594
Novartis Capital Corp. 2.4% 9/21/22	1,315	1,302
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	2,149	2,167
5% 8/15/14	2,544	2,692
Zoetis, Inc.:
1.875% 2/1/18 (g)	992	996
3.25% 2/1/23 (g)	2,418	2,433
4.7% 2/1/43 (g)	2,426	2,486
		31,856
TOTAL HEALTH CARE		128,520
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	2,021	2,112
6.375% 6/1/19 (g)	5,000	5,966
		8,078
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. 2.45% 10/1/22	1,883	1,868
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	3,769	4,038
6.9% 7/2/19	1,063	1,133
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 2,181	$ 2,290
8.36% 1/20/19	1,800	1,967
		9,428
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	19,701	19,697
Machinery - 0.0%
Deere & Co. 2.6% 6/8/22	2,401	2,419
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC:
4.4% 3/15/42	11,995	12,081
5.05% 3/1/41	8,624	9,557
		21,638
TOTAL INDUSTRIALS		63,128
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
1.6% 2/3/15	188	191
5.95% 1/15/14	5,513	5,758
6.55% 10/1/17	1,119	1,338
		7,287
IT Services - 0.0%
The Western Union Co. 2.375% 12/10/15	155	158
Office Electronics - 0.1%
Xerox Corp.:
1.1101% 5/16/14 (k)	10,110	10,091
2.95% 3/15/17	1,143	1,172
4.25% 2/15/15	1,302	1,370
		12,633
TOTAL INFORMATION TECHNOLOGY		20,078
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 0.2%
Chemicals - 0.1%
Ecolab, Inc. 1.45% 12/8/17	$ 3,459	$ 3,443
The Dow Chemical Co. 7.6% 5/15/14	5,446	5,890
		9,333
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	3,083	3,512
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (g)	3,112	3,388
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (g)	8,722	9,209
Vale Overseas Ltd. 6.25% 1/23/17	3,906	4,468
		17,065
TOTAL MATERIALS		29,910
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.4% 8/15/16	355	371
2.5% 8/15/15	1,377	1,434
4.35% 6/15/45 (g)	1,184	1,114
5.55% 8/15/41	19,700	22,224
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	79
CenturyLink, Inc.:
5.15% 6/15/17	487	513
6% 4/1/17	3,467	3,759
6.15% 9/15/19	4,463	4,810
Embarq Corp.:
7.082% 6/1/16	3,397	3,903
7.995% 6/1/36	3,741	3,970
Verizon Communications, Inc.:
3.85% 11/1/42	13,000	11,710
6.25% 4/1/37	4,611	5,707
		59,594
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
2.375% 9/8/16	371	384
3.625% 3/30/15	3,102	3,269
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 6.35% 3/15/40	$ 2,500	$ 2,757
Vodafone Group PLC 5% 12/16/13	2,696	2,792
		9,202
TOTAL TELECOMMUNICATION SERVICES		68,796
UTILITIES - 0.9%
Electric Utilities - 0.5%
AmerenUE 6.4% 6/15/17	1,518	1,839
American Electric Power Co., Inc.:
1.65% 12/15/17	2,632	2,641
2.95% 12/15/22	2,492	2,483
Cleveland Electric Illuminating Co. 5.65% 12/15/13	7,959	8,247
Commonwealth Edison Co. 1.95% 9/1/16	220	228
Duke Capital LLC 5.668% 8/15/14	3,457	3,688
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	5,539	6,562
6.4% 9/15/20 (g)	11,856	14,258
Edison International 3.75% 9/15/17	4,499	4,889
Entergy Louisiana LLC 1.875% 12/15/14	202	206
FirstEnergy Corp.:
2.75% 3/15/18	2,751	2,751
4.25% 3/15/23	7,800	7,794
7.375% 11/15/31	10,706	12,715
FirstEnergy Solutions Corp.:
4.8% 2/15/15	4,260	4,551
6.05% 8/15/21	12,120	14,427
LG&E and KU Energy LLC:
2.125% 11/15/15	5,251	5,380
3.75% 11/15/20	1,034	1,099
Nevada Power Co. 6.5% 8/1/18	2,642	3,302
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	619	625
Pennsylvania Electric Co. 6.05% 9/1/17	618	722
Pepco Holdings, Inc. 2.7% 10/1/15	5,263	5,464
Progress Energy, Inc. 4.4% 1/15/21	405	451
Sierra Pacific Power Co. 5.45% 9/1/13	2,624	2,686
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Southern Co. 2.375% 9/15/15	$ 393	$ 408
West Penn Power Co. 5.95% 12/15/17 (g)	6,500	7,664
		115,080
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	357	417
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,712
		3,129
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	1,703	1,773
Multi-Utilities - 0.4%
Ameren Illinois Co. 6.125% 11/15/17	333	401
Dominion Resources, Inc.:
1.95% 8/15/16	246	254
2.611% 9/30/66 (k)	15,073	14,080
7.5% 6/30/66 (k)	5,485	6,089
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	3,287	4,313
National Grid PLC 6.3% 8/1/16	973	1,131
NiSource Finance Corp.:
4.45% 12/1/21	2,934	3,215
5.25% 9/15/17	682	784
5.25% 2/15/43	6,481	6,879
5.4% 7/15/14	7,266	7,705
5.45% 9/15/20	980	1,149
5.8% 2/1/42	3,785	4,225
6.15% 3/1/13	2,221	2,221
6.4% 3/15/18	2,230	2,677
6.8% 1/15/19	4,065	4,973
Sempra Energy:
2% 3/15/14	2,355	2,385
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2.875% 10/1/22	$ 6,192	$ 6,177
Wisconsin Energy Corp. 6.25% 5/15/67 (k)	4,882	5,299
		73,957
TOTAL UTILITIES		193,939
TOTAL NONCONVERTIBLE BONDS		1,925,154
TOTAL CORPORATE BONDS (Cost $1,809,333)		1,929,016
U.S. Treasury Obligations - 5.8%

U.S. Treasury Bills, yield at date of purchase 0.06% to 0.11% 4/18/13 (j)	9,650	9,649
U.S. Treasury Bonds 3.125% 2/15/43	116,367	117,131
U.S. Treasury Notes:
0.375% 1/15/16	216,378	216,632
0.375% 2/15/16	31,000	31,027
0.875% 1/31/18	377,417	379,717
1.25% 2/29/20	344,087	343,980
1.625% 11/15/22	93,650	91,733
1.75% 5/15/22 (p)	36,229	36,206
2% 2/15/23	13,778	13,922
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,233,404)		1,239,997
U.S. Government Agency - Mortgage Securities - 5.3%

Fannie Mae - 4.1%
2.5% 11/1/27	884	919
2.5% 3/1/28 (i)	31,000	32,199
2.5% 3/1/28 (i)	14,000	14,542
2.5% 3/1/28 (i)	15,000	15,580
2.5% 3/1/28 (i)	6,200	6,440
2.559% 6/1/36 (k)	175	187
2.944% 7/1/37 (k)	454	481
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 4/1/27 to 11/1/27	$ 4,319	$ 4,559
3% 3/1/28 (i)	11,000	11,579
3% 3/1/28 (i)	3,600	3,790
3% 3/1/28 (i)	2,700	2,842
3.5% 1/1/21 to 11/1/42	16,751	17,758
3.5% 3/1/28 (i)	13,000	13,783
3.5% 3/1/28 (i)	3,800	4,029
3.5% 3/1/28 (i)	2,700	2,863
3.5% 7/1/42	121	128
3.5% 8/1/42	149	158
3.5% 8/1/42	118	125
4% 9/1/26 to 4/1/42	69,388	74,236
4% 3/1/28 (i)	18,500	19,799
4% 3/1/28 (i)	7,100	7,598
4% 9/1/41	104	112
4% 3/1/43 (i)	52,200	55,650
4% 3/1/43 (i)	64,400	68,656
4% 3/1/43 (i)	23,600	25,160
4.5% 12/1/23 to 7/1/41	8,817	9,573
4.5% 3/1/43 (i)	86,900	93,557
4.5% 3/1/43 (i)	39,000	41,987
4.5% 3/1/43 (i)	29,900	32,190
5% 12/1/25 to 11/1/28	66	72
5% 3/1/43 (i)	45,000	48,730
5% 3/1/43 (i)	20,000	21,658
5% 3/1/43 (i)	3,500	3,790
5% 3/1/43 (i)	14,900	16,135
5.5% 9/1/24 to 3/1/40	49,064	53,722
5.5% 3/1/43 (i)	46,000	50,121
5.5% 3/1/43 (i)	5,200	5,666
5.5% 3/1/43 (i)	13,200	14,383
6% 6/1/35 to 4/1/40	18,982	20,929
6% 3/1/43 (i)	62,000	67,963
6% 3/1/43 (i)	16,100	17,648
6.5% 7/1/32 to 8/1/36	1,758	2,010
TOTAL FANNIE MAE		883,307
Freddie Mac - 0.6%
3.439% 10/1/35 (k)	253	272
3.5% 4/1/32 to 11/1/42	14,154	15,027
4% 6/1/24 to 11/1/41	11,489	12,398
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.5% 7/1/25 to 10/1/41	$ 37,891	$ 40,917
5% 3/1/19 to 9/1/40	24,561	26,622
5.5% 1/1/28 to 3/1/40	15,352	16,657
6% 7/1/37 to 8/1/37	817	895
6.5% 3/1/36	1,170	1,340
TOTAL FREDDIE MAC		114,128
Ginnie Mae - 0.6%
3% 12/20/42	10,252	10,750
3% 3/1/43 (i)	1,000	1,047
3.5% 11/15/41 to 3/15/42	1,776	1,928
4% 1/15/25 to 11/15/41	24,810	27,016
4% 3/1/43 (i)	4,600	5,002
4.5% 5/15/39 to 4/15/41	35,161	38,666
4.5% 3/1/43 (i)	5,900	6,448
5% 3/15/39 to 9/15/41	21,846	24,238
5.5% 12/15/31 to 1/15/39	1,120	1,234
6% 2/15/34 to 9/20/38	11,486	12,998
TOTAL GINNIE MAE		129,327
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,116,684)		1,126,762
Asset-Backed Securities - 0.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6717% 4/25/35 (k)	869	805
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8517% 3/25/34 (k)	398	389
Series 2005-HE2 Class M2, 0.8767% 4/25/35 (k)	54	53
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9017% 12/25/33 (k)	79	72
Series 2004-R2 Class M3, 1.0267% 4/25/34 (k)	108	83
Series 2005-R2 Class M1, 0.6517% 4/25/35 (k)	2,266	2,210
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9817% 3/25/34 (k)	53	45
Series 2004-W11 Class M2, 1.2517% 11/25/34 (k)	616	563
Series 2004-W7 Class M1, 1.0267% 5/25/34 (k)	1,600	1,498
Series 2006-W4 Class A2C, 0.3617% 5/25/36 (k)	1,395	492
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0267% 4/25/34 (k)	$ 2,452	$ 2,270
Series 2006-HE2 Class M1, 0.5717% 3/25/36 (k)	52	1
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6507% 7/20/39 (g)(k)	61	55
Class B, 0.9507% 7/20/39 (g)(k)	290	132
Class C, 1.3007% 7/20/39 (g)(k)	372	0 *
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3417% 12/25/36 (k)	1,978	1,020
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3237% 9/25/37 (k)	45	45
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6567% 4/25/34 (k)	175	83
Series 2004-4 Class M2, 0.9967% 6/25/34 (k)	645	572
Fannie Mae Series 2004-T5 Class AB3, 1.0332% 5/28/35 (k)	43	33
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3767% 8/25/34 (k)	319	233
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0267% 3/25/34 (k)	23	16
Series 2006-FF14 Class A2, 0.2617% 10/25/36 (k)	136	136
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9367% 1/25/35 (k)	1,041	444
Class M4, 1.2217% 1/25/35 (k)	399	47
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6681% 2/25/47 (g)(k)	3,122	2,125
GE Business Loan Trust:
Series 2003-1 Class A, 0.6312% 4/15/31 (g)(k)	169	161
Series 2006-2A:
Class A, 0.3812% 11/15/34 (g)(k)	1,289	1,190
Class B, 0.4812% 11/15/34 (g)(k)	465	395
Class C, 0.5812% 11/15/34 (g)(k)	773	557
Class D, 0.9512% 11/15/34 (g)(k)	294	197
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7517% 9/25/46 (g)(k)	1,490	1,472
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5217% 8/25/33 (k)	359	350
Series 2003-3 Class M1, 1.4917% 8/25/33 (k)	699	643
Series 2003-5 Class A2, 0.9017% 12/25/33 (k)	36	30
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3917% 1/25/37 (k)	1,642	799
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5017% 7/25/36 (k)	3,185	53
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Mortgage Acquisition Trust: - continued
Series 2007-CH1 Class AV4, 0.3317% 11/25/36 (k)	$ 1,641	$ 1,589
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.64% 12/27/29 (k)	491	469
Series 2006-A Class 2C, 1.46% 3/27/42 (k)	2,909	141
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5017% 5/25/37 (k)	730	8
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9517% 7/25/34 (k)	154	125
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1767% 7/25/34 (k)	506	438
Series 2006-FM1 Class A2B, 0.3117% 4/25/37 (k)	1,248	1,045
Series 2006-OPT1 Class A1A, 0.4617% 6/25/35 (k)	2,831	2,526
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5417% 8/25/34 (k)	63	55
Series 2005-NC1 Class M1, 0.6417% 1/25/35 (k)	439	400
Series 2005-NC2 Class B1, 1.3717% 3/25/35 (k)	457	19
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7117% 9/25/35 (k)	1,566	1,283
Ocala Funding LLC:
Series 2005-1A Class A, 1.7007% 3/20/10 (d)(g)(k)	621	0
Series 2006-1A Class A, 1.6007% 3/20/11 (d)(g)(k)	1,290	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4517% 9/25/34 (k)	585	468
Class M4, 1.6517% 9/25/34 (k)	750	220
Series 2005-WCH1 Class M4, 1.0317% 1/25/36 (k)	1,620	1,316
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0017% 4/25/33 (k)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9967% 3/25/35 (k)	1,309	1,087
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3547% 3/20/19 (FGIC Insured) (g)(k)	343	341
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.258% 6/15/33 (k)	1,385	947
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9267% 9/25/34 (k)	63	26
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (g)	390	397
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0617% 9/25/34 (k)	32	29
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.865% 4/6/42 (g)(k)	$ 2,188	$ 27
Whinstone Capital Management Ltd. Series 1A Class B3, 2.101% 10/25/44 (g)(k)	1,964	1,719
TOTAL ASSET-BACKED SECURITIES (Cost $26,188)		33,949
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7617% 1/25/35 (k)	1,831	1,756
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6313% 10/25/34 (k)	1,108	1,153
Granite Master Issuer PLC:
floater:
Series 2006-1A Class A5, 0.3407% 12/20/54 (g)(k)	6,041	5,920
Series 2006-3 Class M2, 0.7607% 12/20/54 (k)	5,460	4,887
Series 2006-4:
Class B1, 0.3807% 12/20/54 (k)	4,556	4,251
Class M1, 0.5407% 12/20/54 (k)	1,198	1,072
Series 2007-1:
Class 1B1, 0.3407% 12/20/54 (k)	4,650	4,338
Class 1M1, 0.5007% 12/20/54 (k)	1,611	1,442
Class 2M1, 0.7007% 12/20/54 (k)	2,067	1,850
Series 2007-2 Class 2C1, 1.0622% 12/17/54 (k)	2,864	2,437
sequential payer Series 2006-3 Class B2, 0.5407% 12/20/54 (k)	5,461	5,095
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.752% 1/20/44 (k)	472	454
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.5367% 8/25/36 (k)	1,741	1,418
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4117% 5/25/47 (k)	745	544
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3717% 2/25/37 (k)	1,368	1,181
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4917% 7/25/35 (k)	1,916	1,842
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5492% 7/10/35 (g)(k)	959	844
Class B6, 3.0492% 7/10/35 (g)(k)	204	176
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6517% 6/25/33 (g)(k)	$ 129	$ 125
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (k)	35	33
Structured Asset Securities Corp. Series 2003-15A Class 4A, 4.7816% 4/25/33 (k)	262	260
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4017% 9/25/36 (k)	3,095	2,838
TOTAL PRIVATE SPONSOR		43,916
U.S. Government Agency - 0.1%
Fannie Mae floater Series 2013-9 Class FA 0.5517% 3/25/42 (k)	18,280	18,299
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $47,972)		62,215
Commercial Mortgage Securities - 2.4%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4302% 2/14/43 (k)(m)	564	19
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	1,321	1,332
Series 2005-1 Class A3, 4.877% 11/10/42	205	206
Series 2006-2 Class AAB, 5.7141% 5/10/45 (k)	892	938
Series 2006-5:
Class A2, 5.317% 9/10/47	3,719	3,718
Class A3, 5.39% 9/10/47	1,832	1,927
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,847
Series 2007-4 Class A3, 5.806% 2/10/51 (k)	882	928
Series 2001-3 Class H, 6.562% 4/11/37 (g)	735	739
Series 2005-3 Class A3B, 5.09% 7/10/43 (k)	4,082	4,269
Series 2006-6 Class E, 5.619% 10/10/45 (g)	759	73
Series 2007-3:
Class A3, 5.5925% 6/10/49 (k)	2,194	2,194
Class A4, 5.5925% 6/10/49 (k)	2,739	3,149
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,878	3,285
Banc of America Large Loan, Inc. floater Series 2006-BIX1 Class G, 0.5312% 10/15/19 (g)(k)	454	450
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0517% 12/25/33 (g)(k)	$ 59	$ 43
Series 2005-3A:
Class A2, 0.6017% 11/25/35 (g)(k)	495	414
Class M1, 0.6417% 11/25/35 (g)(k)	65	42
Class M2, 0.6917% 11/25/35 (g)(k)	82	53
Class M3, 0.7117% 11/25/35 (g)(k)	74	46
Class M4, 0.8017% 11/25/35 (g)(k)	92	45
Series 2005-4A:
Class A2, 0.5917% 1/25/36 (g)(k)	1,300	1,026
Class B1, 1.6017% 1/25/36 (g)(k)	112	17
Class M1, 0.6517% 1/25/36 (g)(k)	419	233
Class M2, 0.6717% 1/25/36 (g)(k)	126	66
Class M3, 0.7017% 1/25/36 (g)(k)	184	95
Class M4, 0.8117% 1/25/36 (g)(k)	102	49
Class M5, 0.8517% 1/25/36 (g)(k)	102	36
Class M6, 0.9017% 1/25/36 (g)(k)	108	29
Series 2006-1:
Class A2, 0.5617% 4/25/36 (g)(k)	201	163
Class M1, 0.5817% 4/25/36 (g)(k)	72	46
Class M2, 0.6017% 4/25/36 (g)(k)	76	47
Class M3, 0.6217% 4/25/36 (g)(k)	66	39
Class M4, 0.7217% 4/25/36 (g)(k)	37	21
Class M5, 0.7617% 4/25/36 (g)(k)	36	20
Class M6, 0.8417% 4/25/36 (g)(k)	72	30
Series 2006-2A:
Class A1, 0.4317% 7/25/36 (g)(k)	3,025	2,371
Class A2, 0.4817% 7/25/36 (g)(k)	180	141
Class B1, 1.0717% 7/25/36 (g)(k)	67	12
Class M1, 0.5117% 7/25/36 (g)(k)	189	90
Class M2, 0.5317% 7/25/36 (g)(k)	133	60
Class M3, 0.5517% 7/25/36 (g)(k)	110	47
Class M4, 0.6217% 7/25/36 (g)(k)	75	18
Class M5, 0.6717% 7/25/36 (g)(k)	92	21
Class M6, 0.7417% 7/25/36 (g)(k)	137	29
Series 2006-3A:
Class M4, 0.6317% 10/25/36 (g)(k)	150	23
Class M5, 0.6817% 10/25/36 (g)(k)	178	9
Series 2006-4A:
Class A2, 0.4717% 12/25/36 (g)(k)	3,775	2,312
Class M1, 0.4917% 12/25/36 (g)(k)	251	88
Class M2, 0.5117% 12/25/36 (g)(k)	167	45
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2006-4A:
Class M3, 0.5417% 12/25/36 (g)(k)	$ 169	$ 42
Class M6, 0.7217% 12/25/36 (g)(k)	129	4
Series 2007-1 Class A2, 0.4717% 3/25/37 (g)(k)	769	445
Series 2007-2A:
Class A1, 0.4717% 7/25/37 (g)(k)	748	524
Class A2, 0.5217% 7/25/37 (g)(k)	701	342
Class M1, 0.5717% 7/25/37 (g)(k)	245	67
Class M2, 0.6117% 7/25/37 (g)(k)	135	23
Class M3, 0.6917% 7/25/37 (g)(k)	136	14
Class M4, 0.8517% 7/25/37 (g)(k)	269	17
Class M5, 0.9517% 7/25/37 (g)(k)	237	11
Class M6, 1.2017% 7/25/37 (g)(k)	156	1
Series 2007-3:
Class A2, 0.4917% 7/25/37 (g)(k)	769	400
Class B1, 1.1517% 7/25/37 (g)(k)	171	13
Class B2, 1.8017% 7/25/37 (g)(k)	73	4
Class M1, 0.5117% 7/25/37 (g)(k)	153	52
Class M2, 0.5417% 7/25/37 (g)(k)	163	46
Class M3, 0.5717% 7/25/37 (g)(k)	257	56
Class M4, 0.7017% 7/25/37 (g)(k)	404	68
Class M5, 0.8017% 7/25/37 (g)(k)	212	30
Class M6, 1.0017% 7/25/37 (g)(k)	161	19
Series 2007-4A:
Class M1, 1.1517% 9/25/37 (g)(k)	285	26
Class M2, 1.2517% 9/25/37 (g)(k)	285	22
Class M4, 1.8017% 9/25/37 (g)(k)	723	35
Class M5, 1.9517% 9/25/37 (g)(k)	460	15
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(m)	2,051	79
Series 2006-3A, Class IO, 3.8903% 10/25/36 (g)(k)(m)	25,536	543
Series 2007-5A, Class IO, 4.186% 10/25/37 (g)(k)(m)	5,255	438
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8512% 3/15/19 (g)(k)	409	405
Class J, 1.0512% 3/15/19 (g)(k)	447	425
Series 2007-BBA8:
Class D, 0.4512% 3/15/22 (g)(k)	653	617
Class E, 0.5012% 3/15/22 (g)(k)	3,391	3,134
Class F, 0.5512% 3/15/22 (g)(k)	2,081	1,882
Class G, 0.6012% 3/15/22 (g)(k)	534	472
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-BBA8:
Class H, 0.7512% 3/15/22 (g)(k)	$ 653	$ 565
Class J, 0.9012% 3/15/22 (g)(k)	653	548
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41	39	39
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,930	3,026
Series 2007-PW16:
Class A4, 5.7166% 6/11/40 (k)	769	897
Class AAB, 5.7166% 6/11/40 (k)	5,515	5,834
Series 2007-PW18:
Class A2, 5.613% 6/11/50	128	130
Class A4, 5.7% 6/11/50	5,820	6,816
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,638	4,733
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (g)(k)(m)	12,399	69
Series 2006-T22 Class A4, 5.5728% 4/12/38 (k)	164	184
Series 2006-T24 Class X2, 0.4454% 10/12/41 (g)(k)(m)	2,945	10
Series 2007-PW18 Class X2, 0.3087% 6/11/50 (g)(k)(m)	85,021	731
Series 2007-T28 Class X2, 0.1575% 9/11/42 (g)(k)(m)	46,342	214
C-BASS Trust floater Series 2006-SC1 Class A, 0.4717% 5/25/36 (g)(k)	711	663
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	1,544	1,609
Class XCL, 1.3266% 5/15/35 (g)(k)(m)	5,188	81
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.5712% 8/15/21 (g)(k)	108	103
Series 2007-C6:
Class A2, 5.7016% 12/10/49 (k)	35	35
Class A4, 5.7016% 12/10/49 (k)	4,371	5,105
Series 2008-C7 Class A2B, 6.0632% 12/10/49 (k)	784	791
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	16,063	18,211
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,279	1,322
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8027% 5/15/46 (k)	1,314	1,400
Series 2006-C1 Class B, 5.359% 8/15/48	3,942	448
Series 2007-C2 Class B, 5.617% 4/15/47 (k)	1,468	654
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates:
floater:
Series 2001-J2A Class A2F, 0.7022% 7/16/34 (g)(k)	$ 1	$ 1
Series 2005-F10A Class J, 1.0512% 4/15/17 (g)(k)	139	124
Series 2005-FL11:
Class C, 0.5012% 11/15/17 (g)(k)	807	766
Class D, 0.5412% 11/15/17 (g)(k)	42	39
Class E, 0.5912% 11/15/17 (g)(k)	149	137
Class F, 0.6512% 11/15/17 (g)(k)	164	149
Class G, 0.7012% 11/15/17 (g)(k)	114	101
Series 2006-CN2A:
Class A2FL, 0.4192% 2/5/19 (g)(k)	1,418	1,408
Class AJFL, 0.4592% 2/5/19 (k)	890	876
Series 2006-FL12 Class AJ, 0.3312% 12/15/20 (g)(k)	1,872	1,794
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,744	3,840
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (g)	1,674	1,683
Class AJFX, 5.478% 2/5/19 (g)	4,140	4,154
Series 2007-C9 Class A4, 5.8001% 12/10/49 (k)	2,907	3,413
Series 2006-C8 Class XP, 0.4673% 12/10/46 (k)(m)	15,685	63
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,596	1,799
Series 2007-C2 Class A2, 5.448% 1/15/49 (k)	441	444
Series 2007-C3 Class A4, 5.6803% 6/15/39 (k)	790	908
Series 2006-C4 Class AAB, 5.439% 9/15/39	2,076	2,103
Series 2006-C5 Class ASP, 0.6649% 12/15/39 (k)(m)	9,772	57
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	1,189	1,352
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5512% 4/15/22 (g)(k)	4,688	4,115
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	559	572
Series 2001-CK6 Class AX, 1.0608% 8/15/36 (k)(m)	279	0 *
Series 2001-CKN5 Class AX, 1.5108% 9/15/34 (g)(k)(m)	1,169	2
Series 2006-C1 Class A3, 5.4088% 2/15/39 (k)	3,990	4,026
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3512% 2/15/22 (g)(k)	$ 497	$ 482
Class C:
0.3712% 2/15/22 (g)(k)	2,047	1,923
0.4712% 2/15/22 (g)(k)	731	685
Class F, 0.5212% 2/15/22 (g)(k)	1,462	1,369
Series 2007-C1:
Class ASP, 0.381% 2/15/40 (k)(m)	19,061	70
Class B, 5.487% 2/15/40 (g)(k)	2,009	290
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 1.008% 12/5/31 (g)(k)	1,420	1,420
Class A2FL, 0.908% 12/5/31 (g)(k)	1,520	1,522
Class BFL, 1.558% 12/5/31 (g)(k)	5,610	5,617
Class CFL, 1.708% 12/5/31 (g)(k)	3,980	3,985
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,890	10,087
Series 2001-1 Class X1, 1.8773% 5/15/33 (g)(k)(m)	608	9
Series 2007-C1 Class XP, 0.1604% 12/10/49 (k)(m)	19,567	43
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3892% 11/5/21 (g)(k)	494	475
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	1,656	1,677
Series 2007-GG9 Class A4, 5.444% 3/10/39	33,895	38,618
Series 2007-GG11 Class A1, 0.2381% 12/10/49 (g)(k)(m)	21,002	103
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5777% 6/6/20 (g)(k)	237	237
Class F, 0.6477% 6/6/20 (g)(k)	916	913
Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (g)(k)	2,770	2,775
Class C, 2.0056% 3/6/20 (g)(k)	7,500	7,536
Class D, 2.2018% 3/6/20 (g)(k)	3,090	3,105
Class F, 2.6334% 3/6/20 (g)(k)	136	137
Class G, 2.7903% 3/6/20 (g)(k)	67	67
Class H, 3.3004% 3/6/20 (g)(k)	62	62
Class J, 4.0852% 3/6/20 (g)(k)	85	86
Series 2006-GG6 Class A2, 5.506% 4/10/38	2,878	2,981
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	$ 300	$ 304
Series 2007-GG10 Class A2, 5.778% 8/10/45	285	289
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3712% 11/15/18 (g)(k)	649	630
Class C, 0.4112% 11/15/18 (g)(k)	461	445
Class D, 0.4312% 11/15/18 (g)(k)	205	194
Class E, 0.4812% 11/15/18 (g)(k)	294	272
Class F, 0.5312% 11/15/18 (g)(k)	442	391
Class G, 0.5612% 11/15/18 (g)(k)	383	324
Class H, 0.7012% 11/15/18 (g)(k)	294	237
sequential payer:
Series 2006-CB14 Class A3B, 5.4965% 12/12/44 (k)	2,049	2,086
Series 2006-LDP8 Class A4, 5.399% 5/15/45	837	949
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (k)	367	384
Class A3, 5.336% 5/15/47	11,253	12,702
Series 2007-CB19 Class A4, 5.7259% 2/12/49 (k)	4,608	5,299
Series 2007-LD11:
Class A2, 5.7974% 6/15/49 (k)	1,986	2,048
Class A4, 5.8124% 6/15/49 (k)	31,575	36,279
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	1,298	1,313
Class A3, 5.42% 1/15/49	18,477	21,092
Series 2005-LDP3 Class A3, 4.959% 8/15/42	1,714	1,720
Series 2006-CB17 Class A3, 5.45% 12/12/43	250	250
Series 2007-CB18 Class A3, 5.447% 6/12/47 (k)	893	919
Series 2007-CB19:
Class B, 5.7259% 2/12/49 (k)	112	40
Class C, 5.7259% 2/12/49 (k)	294	81
Class D, 5.7259% 2/12/49 (k)	309	52
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (k)	108	8
Class ES, 5.562% 1/15/49 (g)(k)	679	26
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8939% 7/15/44 (k)	1,054	1,226
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	17	17
Series 2006-C6:
Class A2, 5.262% 9/15/39 (k)	22	22
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2006-C6:
Class A4, 5.372% 9/15/39	$ 591	$ 672
Series 2006-C7 Class A2, 5.3% 11/15/38	757	798
Series 2007-C1 Class A4, 5.424% 2/15/40	4,069	4,656
Series 2007-C2 Class A3, 5.43% 2/15/40	2,923	3,303
Series 2006-C6 Class XCP, 0.6751% 9/15/39 (k)(m)	5,045	20
Series 2007-C1 Class XCP, 0.4249% 2/15/40 (k)(m)	1,795	8
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)	1,642	1,902
Series 2007-C7 Class XCP, 0.2757% 9/15/45 (k)(m)	82,418	425
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4312% 9/15/21 (g)(k)	421	407
Class E, 0.4912% 9/15/21 (g)(k)	1,518	1,454
Class F, 0.5412% 9/15/21 (g)(k)	1,255	1,189
Class G, 0.5612% 9/15/21 (g)(k)	2,478	2,325
Class H, 0.6012% 9/15/21 (g)(k)	639	587
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4232% 1/12/44 (g)(k)	1,143	810
Series 2006-C1 Class A2, 5.683% 5/12/39 (k)	519	522
Series 2007-C1 Class A4, 5.8505% 6/12/50 (k)	4,974	5,754
Series 2008-C1 Class A4, 5.69% 2/12/51	2,805	3,274
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3202% 12/12/49 (k)	76	75
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	842	881
Series 2007-5:
Class A3, 5.364% 8/12/48	510	520
Class A4, 5.378% 8/12/48	5,740	6,504
Class B, 5.479% 8/12/48	3,942	1,086
Series 2007-6 Class A4, 5.485% 3/12/51 (k)	10,897	12,396
Series 2007-7 Class A4, 5.7411% 6/12/50 (k)	4,599	5,269
Series 2006-3 Class ASB, 5.382% 7/12/46 (k)	3,892	4,000
Series 2006-4 Class XP, 0.6175% 12/12/49 (k)(m)	19,433	220
Series 2007-6 Class B, 5.635% 3/12/51 (k)	1,314	318
Series 2007-7 Class B, 5.7411% 6/12/50 (k)	114	6
Series 2007-8 Class A3, 5.9357% 8/12/49 (k)	1,133	1,315
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.402% 7/15/19 (g)(k)	393	158
Series 2007-XLFA:
Class C, 0.362% 10/15/20 (g)(k)	754	711
Class D, 0.392% 10/15/20 (g)(k)	732	676
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2007-XLFA:
Class E, 0.452% 10/15/20 (g)(k)	$ 916	$ 818
Class F, 0.502% 10/15/20 (g)(k)	550	475
Class G, 0.542% 10/15/20 (g)(k)	680	553
Class H, 0.632% 10/15/20 (g)(k)	428	292
Class J, 0.782% 10/15/20 (g)(k)	247	87
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,131	1,139
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)	666	690
Series 2006-IQ11:
Class A3, 5.657% 10/15/42 (k)	226	228
Class A4, 5.693% 10/15/42 (k)	394	439
Series 2006-T23 Class A3, 5.815% 8/12/41 (k)	671	696
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)	10,971	12,580
Class AAB, 5.654% 4/15/49	3,011	3,237
Class B, 5.7489% 4/15/49 (k)	323	97
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	185	67
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4812% 9/15/21 (g)(k)	1,791	1,679
Class F, 0.5412% 9/15/21 (g)(k)	2,061	1,916
Class G, 0.5612% 9/15/21 (g)(k)	1,953	1,771
Class J, 0.8012% 9/15/21 (g)(k)	434	329
Series 2007-WHL8:
Class F, 0.6812% 6/15/20 (g)(k)	4,581	4,042
Class LXR1, 0.9012% 6/15/20 (g)(k)	162	141
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)	5	5
Series 2003-C8 Class A3, 4.445% 11/15/35	1,387	1,398
Series 2006-C29 Class A3, 5.313% 11/15/48	3,485	3,578
Series 2007-C30:
Class A3, 5.246% 12/15/43	358	364
Class A4, 5.305% 12/15/43	386	423
Class A5, 5.342% 12/15/43	17,206	19,417
Series 2007-C31 Class A4, 5.509% 4/15/47	37,690	42,728
Series 2007-C33:
Class A4, 5.9245% 2/15/51 (k)	23,525	27,152
Class A5, 5.9245% 2/15/51 (k)	870	1,004
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(k)	624	629
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C19 Class B, 4.892% 5/15/44	$ 1,314	$ 1,388
Series 2005-C22:
Class B, 5.3875% 12/15/44 (k)	2,914	1,997
Class F, 5.3875% 12/15/44 (g)(k)	2,191	610
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	7,210	8,067
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	3,942	2,120
Class D, 5.513% 12/15/43 (k)	2,102	838
Class XP, 0.4747% 12/15/43 (g)(k)(m)	11,004	57
Series 2007-C31 Class C, 5.6823% 4/15/47 (k)	361	209
Series 2007-C31A Class A2, 5.421% 4/15/47	6,300	6,336
Series 2007-C32:
Class D, 5.7388% 6/15/49 (k)	987	265
Class E, 5.7388% 6/15/49 (k)	1,556	387
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $449,438)		520,677
Municipal Securities - 0.7%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)	2,300	2,391
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,255	1,764
7.3% 10/1/39	10,620	14,836
7.5% 4/1/34	8,780	12,257
7.55% 4/1/39	8,705	12,659
7.6% 11/1/40	16,260	24,001
7.625% 3/1/40	2,920	4,259
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	5,595	7,279
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	25,880	25,512
Series 2010, 4.421% 1/1/15	5,980	6,304
Series 2010-1, 6.63% 2/1/35	17,960	20,382
Series 2010-3:
6.725% 4/1/35	8,580	9,832
7.35% 7/1/35	4,025	4,873
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2011:
5.665% 3/1/18	$ 5,045	$ 5,769
5.877% 3/1/19	7,055	8,103
TOTAL MUNICIPAL SECURITIES (Cost $151,785)		160,221
Foreign Government and Government Agency Obligations - 0.3%

Italian Republic:
3.125% 1/26/15	10,287	10,483
4.5% 1/21/15	7,717	8,058
4.75% 1/25/16	7,716	8,130
5.375% 6/12/17	4,630	5,029
6.875% 9/27/23	23,617	27,124
Russian Federation 3.25% 4/4/17 (g)	800	841
United Mexican States 4.75% 3/8/44	6,152	6,453
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $66,238)		66,118
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $9,271)	8,083	9,710
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (h)(k)	1,204	1,329
TOTAL PREFERRED SECURITIES (Cost $1,359)		1,329
Fixed-Income Funds - 10.4%
	Shares
Fidelity High Income Central Fund 2 (l)	5,563,929	652,426
Fidelity Mortgage Backed Securities Central Fund (l)	14,501,623	1,581,982
TOTAL FIXED-INCOME FUNDS (Cost $2,065,172)		2,234,408
Money Market Funds - 4.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (b)	854,342,694	$ 854,343
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	69,433,425	69,433
TOTAL MONEY MARKET FUNDS (Cost $923,776)		923,776
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.16%, dated 2/28/13 due 3/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $2,638)	$ 2,638	2,638
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $18,928,456)		22,267,187
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(800,137)
NET ASSETS - 100%		$ 21,467,050
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
2.5% 3/1/28	$ (16,700)	(17,346)
3% 3/1/43	(107,000)	(110,789)
3% 3/1/43	(13,600)	(14,082)
3.5% 3/1/43	(230,000)	(243,225)
3.5% 3/1/43	(5,900)	(6,239)
3.5% 3/1/43	(16,400)	(17,343)
4% 3/1/43	(38,000)	(40,512)
TOTAL FANNIE MAE		(449,536)
Freddie Mac
5% 3/1/43	(7,000)	(7,535)
TOTAL TBA SALE COMMITMENTS (Proceeds $454,543)		$ (457,071)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,617 CME E-mini S&P 500 Index Contracts	March 2013	$ 198,015	$ 7,627

The face value of futures purchased as a percentage of net assets is 0.9%
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)(000s)	Value (1)(000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	$ 3,791	$ (3,594)	$ 65	$ (3,529)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	3,087	(2,927)	58	(2,869)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	409	(387)	8	(379)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	3,087	(2,927)	58	(2,869)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	2,974	(2,819)	56	(2,763)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	2,611	(2,475)	51	(2,424)
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	2.5%	507	(469)	0	(469)
TOTAL CREDIT DEFAULT SWAPS						$ (15,598)	$ 296	$ (15,302)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $374,130,000 or 1.7% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $9,649,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,313,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Jumptap, Inc. Series G	6/29/12	$ 6,429
Legend Pictures LLC	9/23/10	$ 6,428
(p) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to 19,004,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,638,000 due 3/01/13 at 0.16%
Barclays Capital, Inc.	$ 739
Merrill Lynch, Pierce, Fenner & Smith, Inc.	510
RBS Securities, Inc.	1,389
$ 2,638
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 488
Fidelity Corporate Bond 1-10 Year Central Fund	4,752
Fidelity High Income Central Fund 2	19,594
Fidelity Mortgage Backed Securities Central Fund	15,454
Fidelity Securities Lending Cash Central Fund	373
Total	$ 40,661
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 401,162	$ -	$ 402,521*	$ -	0.0%
Fidelity High Income Central Fund 2	614,582	19,594	-	652,426	83.0%
Fidelity Mortgage Backed Securities Central Fund	1,971,158	307,427	689,346	1,581,982	10.5%
Total	$ 2,986,902	$ 327,021	$ 1,091,867	$ 2,234,408
* Includes the value of shares redeemed through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kayak Software Corp.	$ 5,542	$ 2,376	$ 11,547	$ -	$ -
Total	$ 5,542	$ 2,376	$ 11,547	$ -	$ -
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,462,765	$ 1,440,452	$ -	$ 22,313
Consumer Staples	1,559,123	1,500,738	58,385	-
Energy	1,577,349	1,577,349	-	-
Financials	2,145,246	2,129,935	15,311	-
Health Care	1,778,370	1,778,370	-	-
Industrials	1,501,295	1,501,295	-	-
Information Technology	2,608,142	2,598,255	9,887	-
Materials	482,748	482,748	-	-
Telecommunication Services	332,897	332,897	-	-
Utilities	508,436	508,436	-	-
Corporate Bonds	1,929,016	-	1,926,726	2,290
U.S. Government and Government Agency Obligations	1,239,997	-	1,239,997	-
U.S. Government Agency - Mortgage Securities	1,126,762	-	1,126,762	-
Asset-Backed Securities	33,949	-	27,695	6,254
Collateralized Mortgage Obligations	62,215	-	62,215	-
Commercial Mortgage Securities	520,677	-	520,311	366
Municipal Securities	160,221	-	160,221	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Foreign Government and Government Agency Obligations	$ 66,118	$ -	$ 66,118	$ -
Bank Notes	9,710	-	9,710	-
Preferred Securities	1,329	-	1,329	-
Fixed-Income Funds	2,234,408	2,234,408	-	-
Money Market Funds	923,776	923,776	-	-
Cash Equivalents	2,638	-	2,638	-
Total Investments in Securities:	$ 22,267,187	$ 17,008,659	$ 5,227,305	$ 31,223
Derivative Instruments:
Assets
Futures Contracts	$ 7,627	$ 7,627	$ -	$ -
Liabilities
Swap Agreements	$ (15,598)	$ -	$ (15,598)	$ -
Total Derivative Instruments:	$ (7,971)	$ 7,627	$ (15,598)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (457,071)	$ -	$ (457,071)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (15,598)
Equity Risk
Futures Contracts (a)	7,627	-
Total Value of Derivatives	$ 7,627	$ (15,598)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	16.8%
AAA,AA,A	4.7%
BBB	7.0%
BB	1.5%
B	1.6%
CCC,CC,C	0.4%
D	0.0%*
Not Rated	0.3%
Equities	65.1%
Short-Term Investments and Net Other Assets	2.6%
100%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $66,233 and repurchase agreements of $2,638) - See accompanying schedule: Unaffiliated issuers (cost $15,939,508)	$ 19,109,003
Fidelity Central Funds (cost $2,988,948)	3,158,184
Total Investments (cost $18,928,456)		$ 22,267,187
Foreign currency held at value (cost $80)		80
Receivable for investments sold, regular delivery		182,407
Receivable for TBA sale commitments		454,543
Receivable for swap agreements		3
Receivable for fund shares sold		15,729
Dividends receivable		19,219
Interest receivable		32,600
Distributions receivable from Fidelity Central Funds		2,634
Prepaid expenses		39
Receivable from investment adviser for expense reductions		16
Other receivables		1,688
Total assets		22,976,145

Liabilities
Payable to custodian bank	$ 3,453
Payable for investments purchased Regular delivery	225,937
Delayed delivery	709,648
TBA sale commitments, at value	457,071
Payable for swap agreements	973
Payable for fund shares redeemed	16,074
Swap agreements, at value	15,598
Accrued management fee	7,246
Payable for daily variation margin on futures contracts	327
Other affiliated payables	2,435
Other payables and accrued expenses	900
Collateral on securities loaned, at value	69,433
Total liabilities		1,509,095

Net Assets		$ 21,467,050
Net Assets consist of:
Paid in capital		$ 18,429,865
Undistributed net investment income		76,546
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(367,849)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,328,488
Net Assets		$ 21,467,050

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Balanced: Net Asset Value, offering price and redemption price per share ($15,336,535 ÷ 733,366 shares)	$ 20.91

Class K: Net Asset Value, offering price and redemption price per share ($6,130,515 ÷ 293,154 shares)	$ 20.91

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)

Investment Income
Dividends		$ 123,447
Interest		73,117
Income from Fidelity Central Funds		40,661
Total income		237,225

Expenses
Management fee	$ 42,421
Transfer agent fees	13,688
Accounting and security lending fees	1,018
Custodian fees and expenses	186
Independent trustees' compensation	68
Registration fees	180
Audit	81
Legal	69
Miscellaneous	85
Total expenses before reductions	57,796
Expense reductions	(2,160)	55,636
Net investment income (loss)		181,589
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	467,964
Fidelity Central Funds	77,562
Other affiliated issuers	3,376
Foreign currency transactions	8
Futures contracts	11,841
Swap agreements	(6,998)
Total net realized gain (loss)		553,753
Change in net unrealized appreciation (depreciation) on: Investment securities	431,826
Assets and liabilities in foreign currencies	(6)
Futures contracts	(73)
Swap agreements	6,667
Delayed delivery commitments	40
Total change in net unrealized appreciation (depreciation)		438,454
Net gain (loss)		992,207
Net increase (decrease) in net assets resulting from operations		$ 1,173,796

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 181,589	$ 401,529
Net realized gain (loss)	553,753	(1,032)
Change in net unrealized appreciation (depreciation)	438,454	1,842,236
Net increase (decrease) in net assets resulting from operations	1,173,796	2,242,733
Distributions to shareholders from net investment income	(189,532)	(379,925)
Share transactions - net increase (decrease)	(135,942)	(947,824)
Total increase (decrease) in net assets	848,322	914,984

Net Assets
Beginning of period	20,618,728	19,703,744
End of period (including undistributed net investment income of $76,546 and undistributed net investment income of $84,489, respectively)	$ 21,467,050	$ 20,618,728

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Balanced

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.95	$ 18.17	$ 16.27	$ 15.40	$ 17.71	$ 20.66
Income from Investment Operations
Net investment income (loss) D	.17	.37	.35	.36	.38	.42
Net realized and unrealized gain (loss)	.97	1.76	1.91	.88	(2.29)	(1.76)
Total from investment operations	1.14	2.13	2.26	1.24	(1.91)	(1.34)
Distributions from net investment income	(.18)	(.35)	(.35)	(.36)	(.37)	(.43)
Distributions from net realized gain	-	-	(.01)	(.01)	(.03)	(1.18)
Total distributions	(.18)	(.35)	(.36)	(.37)	(.40)	(1.61)
Net asset value, end of period	$ 20.91	$ 19.95	$ 18.17	$ 16.27	$ 15.40	$ 17.71
Total Return B,C	5.77%	11.89%	13.88%	8.06%	(10.48)%	(7.28)%
Ratios to Average Net Assets E,G
Expenses before reductions	.58% A	.60%	.61%	.62%	.68%	.61%
Expenses net of fee waivers, if any	.58% A	.60%	.61%	.62%	.68%	.61%
Expenses net of all reductions	.56% A	.59%	.60%	.61%	.68%	.61%
Net investment income (loss)	1.71% A	1.98%	1.92%	2.18%	2.78%	2.22%
Supplemental Data
Net assets, end of period (in millions)	$ 15,337	$ 15,016	$ 15,602	$ 16,764	$ 17,225	$ 25,363
Portfolio turnover rate F	206% A,H	155%	193% H	122%	198% H	73% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.95	$ 18.17	$ 16.27	$ 15.40	$ 17.72	$ 19.12
Income from Investment Operations
Net investment income (loss) D	.19	.40	.38	.38	.40	.12
Net realized and unrealized gain (loss)	.96	1.76	1.90	.88	(2.29)	(1.41)
Total from investment operations	1.15	2.16	2.28	1.26	(1.89)	(1.29)
Distributions from net investment income	(.19)	(.38)	(.38)	(.38)	(.40)	(.11)
Distributions from net realized gain	-	-	(.01)	(.01)	(.03)	-
Total distributions	(.19)	(.38)	(.38) I	(.39)	(.43)	(.11)
Net asset value, end of period	$ 20.91	$ 19.95	$ 18.17	$ 16.27	$ 15.40	$ 17.72
Total Return B,C	5.83%	12.03%	14.04%	8.23%	(10.33)%	(6.74)%
Ratios to Average Net Assets E,H
Expenses before reductions	.47% A	.48%	.48%	.48%	.50%	.48% A
Expenses net of fee waivers, if any	.47% A	.48%	.48%	.48%	.50%	.48% A
Expenses net of all reductions	.45% A	.47%	.47%	.47%	.50%	.48% A
Net investment income (loss)	1.82% A	2.10%	2.05%	2.32%	2.96%	2.45% A
Supplemental Data
Net assets, end of period (in millions)	$ 6,131	$ 5,603	$ 4,102	$ 2,692	$ 2,014	$ 17
Portfolio turnover rate F	206% A,J	155%	193% J	122%	198% J	73% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.38 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.008 per share.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Options Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or

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3. Significant Accounting Policies - continued

Investment Valuation - continued

price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term, securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual

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3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,363,516
Gross unrealized depreciation	(110,040)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,253,476

Tax cost	$ 19,013,711

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (409,574)

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund primarily used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (6,998)	$ 6,667
Equity Risk
Futures Contracts	11,841	(73)
Totals (a)	$ 4,843	$ 6,594

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

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4. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and liquidations executed in-kind from Affiliated Central Funds, aggregated $6,893,948 and $7,161,687, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Balanced	$ 12,262.16
Class K	1,426.05
	$ 13,688

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $141 for the period.

Other Affiliated Transactions. On January 4, 2013, the Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a fund in which the Fund was invested, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by the 1-10 Year Board. Under the plan, 1-10 Year distributed in-kind all of its net assets to its shareholders pro rata at its NAV per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $347,566 in return for 3,056 shares of 1-10 Year. Because 1-10 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $25 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $79. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $373 (including four-hundred forty-three dollars from securities loaned to FCM).

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,137 for the period. In addition,

Semiannual Report

9. Expense Reductions - continued

through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $17.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Balanced	$ 134,585	$ 281,775
Class K	54,947	98,150
Total	$ 189,532	$ 379,925

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Balanced
Shares sold	56,355	101,057	$ 1,150,658	$ 1,914,819
Reinvestment of distributions	6,433	14,566	129,047	271,000
Shares redeemed	(81,964)	(221,553)	(1,665,571)	(4,157,808)
Net increase (decrease)	(19,176)	(105,930)	$ (385,866)	$ (1,971,989)
Class K
Shares sold	44,158	117,984	$ 898,281	$ 2,217,745
Reinvestment of distributions	2,739	5,255	54,947	98,150
Shares redeemed	(34,514)	(68,166)	(703,304)	(1,291,730)
Net increase (decrease)	12,383	55,073	$ 249,924	$ 1,024,165

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

BAL-USAN-0413
1.789281.109

Fidelity®

Balanced

Fund -
Class K

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Balanced	.58%
Actual		$ 1,000.00	$ 1,057.70	$ 2.96
HypotheticalA		$ 1,000.00	$ 1,021.92	$ 2.91
Class K	.47%
Actual		$ 1,000.00	$ 1,058.30	$ 2.40
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Top Five Stocks as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.9	5.0
Exxon Mobil Corp.	1.6	1.5
QUALCOMM, Inc.	1.6	1.6
Procter & Gamble Co.	1.5	1.4
Pfizer, Inc.	1.4	1.4
	9.0
Top Five Bond Issuers as of February 28, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	6.5	9.2
U.S. Treasury Obligations	5.8	5.1
Freddie Mac	2.2	2.7
Ginnie Mae	1.8	2.4
Wachovia Bank Commercial Mortgage Trust	0.7	0.4
	17.0
Top Five Market Sectors as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.0	13.7
Information Technology	12.5	14.1
Health Care	9.1	8.1
Energy	8.7	8.9
Consumer Discretionary	8.0	7.7
Asset Allocation (% of fund's net assets)
As of February 28, 2013*	As of August 31, 2012**
Stocks and Equity Futures 65.9%	Stocks and Equity Futures 64.2%
Bonds 32.1%	Bonds 34.0%
Convertible Securities 0.1%	Convertible Securities 0.1%
Other Investments 0.2%	Other Investments 0.3%
Short-Term Investments and Net Other Assets (Liabilities) 1.7%	Short-Term Investments and Net Other Assets (Liabilities) 1.4%

* Foreign investments	9.6%	** Foreign investments	8.9%

Percentages are adjusted for the effect of futures and swap contracts, if applicable. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.8%
Automobiles - 0.0%
General Motors Co. (a)	144,760	$ 3,930
Hotels, Restaurants & Leisure - 0.9%
Domino's Pizza, Inc.	785,131	37,388
Dunkin' Brands Group, Inc.	463,877	17,233
Icahn Enterprises LP rights	290,524	0
Starbucks Corp.	1,516,737	83,148
Yum! Brands, Inc.	853,092	55,860
		193,629
Internet & Catalog Retail - 0.8%
Liberty Media Corp. Interactive Series A (a)	4,512,231	94,215
priceline.com, Inc. (a)	120,067	82,556
		176,771
Media - 3.0%
Comcast Corp. Class A	6,314,803	251,266
DIRECTV (a)	1,116,086	53,762
Legend Pictures LLC (n)(o)	8,571	15,884
News Corp. Class A	6,223,435	179,235
Sirius XM Radio, Inc. (f)	15,379,757	47,677
The Walt Disney Co.	1,018,089	55,577
Time Warner, Inc.	556,781	29,604
		633,005
Multiline Retail - 0.3%
Dollar General Corp. (a)	1,131,681	52,442
Specialty Retail - 1.3%
Cabela's, Inc. Class A (a)	159,800	8,084
CarMax, Inc. (a)	651,319	25,017
Limited Brands, Inc.	424,632	19,329
Lowe's Companies, Inc.	3,287,847	125,431
Tiffany & Co., Inc.	764,159	51,321
TJX Companies, Inc.	1,297,994	58,371
		287,553
Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp.	618,697	75,388
Tumi Holdings, Inc.	72,867	1,723
Under Armour, Inc. Class A (sub. vtg.) (a)	647,218	31,895
		109,006
TOTAL CONSUMER DISCRETIONARY		1,456,336
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.3%
Beverages - 2.3%
Anheuser-Busch InBev SA NV	370,944	$ 34,763
Coca-Cola Bottling Co. CONSOLIDATED	111,888	7,321
Coca-Cola FEMSA SAB de CV sponsored ADR	24,225	4,085
Coca-Cola Icecek A/S	327,435	7,736
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	169,725	7,532
Constellation Brands, Inc. Class A (sub. vtg.) (a)	885,042	39,154
Diageo PLC sponsored ADR	312,926	37,460
Embotelladora Andina SA sponsored ADR	194,522	8,141
Pernod Ricard SA	310,550	40,297
Remy Cointreau SA	175,408	22,168
The Coca-Cola Co.	7,067,570	273,656
		482,313
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	3,198,055	163,485
Drogasil SA	421,600	4,861
Kroger Co.	2,493,721	72,842
United Natural Foods, Inc. (a)	2,000	101
Wal-Mart Stores, Inc.	589,783	41,745
		283,034
Food Products - 0.4%
Bunge Ltd.	329,406	24,412
Green Mountain Coffee Roasters, Inc. (a)	143,876	6,872
Mead Johnson Nutrition Co. Class A	455,198	34,099
Nestle SA	338,379	23,622
		89,005
Household Products - 1.5%
Colgate-Palmolive Co.	84,973	9,723
Procter & Gamble Co.	4,128,910	314,540
		324,263
Personal Products - 0.2%
L'Oreal SA	146,584	21,922
Nu Skin Enterprises, Inc. Class A	204,053	8,407
		30,329
Tobacco - 1.6%
Altria Group, Inc.	2,114,254	70,933
British American Tobacco PLC sponsored ADR	2,236,182	233,189
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	416,541	$ 38,218
Souza Cruz SA	491,200	7,839
		350,179
TOTAL CONSUMER STAPLES		1,559,123
ENERGY - 7.3%
Energy Equipment & Services - 1.6%
Cameron International Corp. (a)	830,491	52,919
Ensco PLC Class A	1,015,839	61,093
Forum Energy Technologies, Inc.	507,664	13,544
Halliburton Co.	643,444	26,709
National Oilwell Varco, Inc.	959,588	65,377
Noble Corp.	1,099,108	39,370
Ocean Rig UDW, Inc. (United States) (a)	657,696	9,583
Oceaneering International, Inc.	260,687	16,577
Oil States International, Inc. (a)	108,100	8,232
Schlumberger Ltd.	633,424	49,312
Vantage Drilling Co. (a)	6,665,301	10,864
		353,580
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	1,190,202	94,716
Apache Corp.	313,268	23,266
Bonanza Creek Energy, Inc. (a)	260,100	8,799
Cabot Oil & Gas Corp.	70,500	4,369
Canadian Natural Resources Ltd.	265,000	8,100
Chevron Corp.	1,541,794	180,621
Cimarex Energy Co.	230,296	15,501
Cobalt International Energy, Inc. (a)	479,400	11,827
Concho Resources, Inc. (a)	139,300	12,531
ENI SpA sponsored ADR	344,900	15,700
EQT Corp.	367,700	23,198
Exxon Mobil Corp.	3,811,657	341,334
Falkland Oil & Gas Ltd. (a)	84,654	39
Hess Corp.	625,126	41,571
InterOil Corp. (a)(f)	344,531	24,038
Marathon Oil Corp.	1,853,793	62,102
Marathon Petroleum Corp.	803,343	66,581
Murphy Oil Corp.	395,309	24,066
Noble Energy, Inc.	377,465	41,834
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Northern Tier Energy LP Class A	254,094	$ 7,356
Occidental Petroleum Corp.	676,752	55,717
PBF Energy, Inc. Class A	84,500	3,528
Phillips 66	414,389	26,090
Royal Dutch Shell PLC Class B sponsored ADR	598,921	40,331
Southcross Energy Partners LP	137,600	3,152
Suncor Energy, Inc.	1,540,400	46,679
The Williams Companies, Inc.	1,124,500	39,031
Western Gas Equity Partners LP	49,800	1,692
		1,223,769
TOTAL ENERGY		1,577,349
FINANCIALS - 10.0%
Capital Markets - 1.1%
Ameriprise Financial, Inc.	1,046,600	71,828
BlackRock, Inc. Class A	298,092	71,468
E*TRADE Financial Corp. (a)	785,665	8,414
Evercore Partners, Inc. Class A	268,800	10,940
State Street Corp.	582,998	32,992
TD Ameritrade Holding Corp.	699,430	13,296
The Blackstone Group LP	1,042,680	19,707
UBS AG	322,276	5,092
		233,737
Commercial Banks - 1.9%
CIT Group, Inc. (a)	454,967	19,045
Comerica, Inc.	306,700	10,544
First Horizon National Corp. (f)	1,577,327	16,767
Huntington Bancshares, Inc.	1,808,164	12,711
KBC Groupe SA	87,960	3,262
Lloyds Banking Group PLC (a)	8,618,667	7,085
M&T Bank Corp.	241,986	24,704
Synovus Financial Corp.	5,118,320	13,001
U.S. Bancorp	6,735,345	228,867
Wells Fargo & Co.	2,264,619	79,443
		415,429
Consumer Finance - 1.7%
Capital One Financial Corp.	4,419,945	225,550
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services	1,310,115	$ 50,479
SLM Corp.	5,101,152	96,769
		372,798
Diversified Financial Services - 2.7%
Bank of America Corp.	12,193,704	136,935
Citigroup, Inc.	4,345,994	182,401
ING Groep NV (Certificaten Van Aandelen) (a)	391,502	3,134
JPMorgan Chase & Co.	5,170,730	252,952
		575,422
Insurance - 1.6%
ACE Ltd.	712,996	60,883
AFLAC, Inc.	558,587	27,901
Berkshire Hathaway, Inc.:
Class A (a)	234	35,708
Class B (a)	64,446	6,584
Direct Line Insurance Group PLC	3,465,400	11,093
Fairfax Financial Holdings Ltd. (sub. vtg.)	53,500	20,328
Hartford Financial Services Group, Inc.	1,629,187	38,465
Marsh & McLennan Companies, Inc.	704,400	26,161
MetLife, Inc.	1,113,160	39,450
The Travelers Companies, Inc.	672,415	54,076
Validus Holdings Ltd.	724,465	25,813
		346,462
Real Estate Investment Trusts - 0.7%
American Tower Corp.	987,365	76,620
Camden Property Trust (SBI)	151,975	10,508
Equity Lifestyle Properties, Inc.	282,429	20,812
Sun Communities, Inc.	424,115	19,734
The Macerich Co.	325,741	19,580
		147,254
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	1,373,527	54,144
TOTAL FINANCIALS		2,145,246
HEALTH CARE - 8.3%
Biotechnology - 2.2%
Amgen, Inc.	1,620,802	148,158
Biogen Idec, Inc. (a)	428,081	71,207
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
BioMarin Pharmaceutical, Inc. (a)	405,544	$ 23,509
CSL Ltd.	670,339	41,083
Gilead Sciences, Inc. (a)	3,129,871	133,677
Onyx Pharmaceuticals, Inc. (a)	557,675	41,999
Regeneron Pharmaceuticals, Inc. (a)	89,925	15,017
		474,650
Health Care Equipment & Supplies - 1.4%
Covidien PLC	1,667,661	106,013
Edwards Lifesciences Corp. (a)	374,550	32,185
Quidel Corp. (a)(f)	1,344,099	31,815
Stryker Corp.	1,150,247	73,478
The Cooper Companies, Inc.	513,248	54,435
		297,926
Health Care Providers & Services - 1.2%
Catamaran Corp. (a)	383,622	20,604
CIGNA Corp.	1,209,242	70,692
Henry Schein, Inc. (a)	652,488	58,215
McKesson Corp.	459,424	48,759
Quest Diagnostics, Inc.	824,400	46,307
		244,577
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	882,894	36,622
Thermo Fisher Scientific, Inc.	459,476	33,909
		70,531
Pharmaceuticals - 3.2%
AbbVie, Inc.	2,996,914	110,646
Allergan, Inc.	801,134	86,859
Merck & Co., Inc.	2,001,416	85,521
Pfizer, Inc.	11,358,600	310,885
Sanofi SA sponsored ADR	365,503	17,255
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,179,075	79,520
		690,686
TOTAL HEALTH CARE		1,778,370
INDUSTRIALS - 7.0%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	1,668,803	116,983
MTU Aero Engines Holdings AG	200,264	18,621
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Textron, Inc.	2,561,482	$ 73,899
United Technologies Corp.	1,143,498	103,544
		313,047
Building Products - 0.5%
Armstrong World Industries, Inc.	796,146	40,707
Owens Corning (a)	947,707	36,781
Quanex Building Products Corp.	1,492,275	29,711
		107,199
Commercial Services & Supplies - 0.5%
ADT Corp.	644,685	30,874
KAR Auction Services, Inc.	2,023,721	42,943
Stericycle, Inc. (a)	356,149	34,162
		107,979
Electrical Equipment - 0.6%
Regal-Beloit Corp.	682,039	52,708
Roper Industries, Inc.	584,439	72,827
		125,535
Industrial Conglomerates - 1.0%
Danaher Corp.	1,528,584	94,161
General Electric Co.	4,798,200	111,414
		205,575
Machinery - 1.7%
Caterpillar, Inc.	1,311,185	121,114
Cummins, Inc.	662,567	76,772
Deere & Co.	64,558	5,670
Fiat Industrial SpA	1,360,797	16,549
Illinois Tool Works, Inc.	1,117,759	68,742
Parker Hannifin Corp.	550,426	52,004
Volvo AB (B Shares)	1,808,745	27,128
		367,979
Professional Services - 0.3%
Manpower, Inc.	457,732	24,992
Randstad Holding NV	379,585	16,138
Verisk Analytics, Inc. (a)	413,050	24,172
		65,302
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	243,249	$ 16,911
Union Pacific Corp.	856,800	117,476
		134,387
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	328,060	74,292
TOTAL INDUSTRIALS		1,501,295
INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 2.8%
ADTRAN, Inc. (f)	2,269,714	50,705
Ciena Corp. (a)	1,672,500	25,489
Finisar Corp. (a)	2,657,885	38,938
JDS Uniphase Corp. (a)	1,040,918	14,739
Juniper Networks, Inc. (a)	5,146,343	106,426
NETGEAR, Inc. (a)	951,933	32,413
QUALCOMM, Inc.	5,173,043	339,507
		608,217
Computers & Peripherals - 3.4%
Apple, Inc.	1,405,129	620,237
ASUSTeK Computer, Inc.	807,000	9,887
EMC Corp. (a)	272,413	6,268
Lenovo Group Ltd.	8,378,000	9,355
NCR Corp. (a)	952,135	26,260
SanDisk Corp. (a)	1,109,281	55,897
		727,904
Electronic Equipment & Components - 0.4%
Flextronics International Ltd. (a)	3,886,377	25,844
Jabil Circuit, Inc.	2,834,540	53,091
		78,935
Internet Software & Services - 1.4%
eBay, Inc. (a)	2,249,762	123,017
Google, Inc. Class A (a)	174,786	140,039
LinkedIn Corp. (a)	2,200	370
Mail.ru Group Ltd.:
GDR (g)	391,234	13,138
GDR (Reg. S)	195,272	6,557
Yandex NV (a)	1,006,000	23,329
		306,450
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.8%
Accenture PLC Class A	526,876	$ 39,178
Fidelity National Information Services, Inc.	1,064,344	40,073
Fiserv, Inc. (a)	92,595	7,603
The Western Union Co.	1,156,212	16,222
Visa, Inc. Class A	380,513	60,365
		163,441
Semiconductors & Semiconductor Equipment - 2.1%
Altera Corp.	1,874,701	66,402
Analog Devices, Inc.	3,481,729	157,444
ARM Holdings PLC sponsored ADR	355,100	15,454
ASAT Holdings Ltd. (a)	88,719	0
ASML Holding NV	154,658	10,978
Broadcom Corp. Class A	548,000	18,692
Fairchild Semiconductor International, Inc. (a)	841,274	11,997
Integrated Device Technology, Inc. (a)	1,369,026	9,309
Micron Technology, Inc. (a)	5,678,837	47,645
NXP Semiconductors NV (a)	1,551,316	50,139
ON Semiconductor Corp. (a)	3,449,911	27,599
PMC-Sierra, Inc. (a)	3,826,185	24,832
Samsung Electronics Co. Ltd.	9,303	13,246
Skyworks Solutions, Inc. (a)	132,456	2,821
		456,558
Software - 1.2%
Adobe Systems, Inc. (a)	60,705	2,386
Check Point Software Technologies Ltd. (a)	461,074	24,211
Citrix Systems, Inc. (a)	961,251	68,153
Electronic Arts, Inc. (a)	2,960,479	51,897
Fortinet, Inc. (a)	406,860	9,838
Guidewire Software, Inc. (a)	49,200	1,798
Jive Software, Inc. (a)	916,774	15,200
Oracle Corp.	2,582,667	88,482
Ubisoft Entertainment SA (a)	426,495	4,672
		266,637
TOTAL INFORMATION TECHNOLOGY		2,608,142
MATERIALS - 2.2%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	43,462	3,753
Albemarle Corp.	320,445	20,855
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Ashland, Inc.	309,924	$ 24,165
Eastman Chemical Co.	635,861	44,339
Ecolab, Inc.	466,378	35,701
FMC Corp.	517,318	31,174
LyondellBasell Industries NV Class A	968,900	56,797
Monsanto Co.	746,795	75,449
PPG Industries, Inc.	295,676	39,816
Sigma Aldrich Corp.	464,358	35,783
		367,832
Construction Materials - 0.1%
Vulcan Materials Co.	449,405	22,888
Containers & Packaging - 0.3%
Ball Corp.	601,640	26,719
Rock-Tenn Co. Class A	467,409	41,342
		68,061
Metals & Mining - 0.1%
Goldcorp, Inc.	734,297	23,967
TOTAL MATERIALS		482,748
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.0%
CenturyLink, Inc.	1,103,029	38,242
inContact, Inc. (a)	908,856	6,171
Level 3 Communications, Inc. (a)	649,301	12,973
Verizon Communications, Inc.	3,323,860	154,659
		212,045
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	186,575	13,023
SBA Communications Corp. Class A (a)	971,768	69,112
Sprint Nextel Corp. (a)	4,327,779	25,101
Vodafone Group PLC sponsored ADR	541,600	13,616
		120,852
TOTAL TELECOMMUNICATION SERVICES		332,897
UTILITIES - 2.4%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	1,191,532	55,752
Duke Energy Corp.	1,393,920	96,529
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Edison International	1,388,827	$ 66,705
FirstEnergy Corp.	960,768	37,931
NextEra Energy, Inc.	160,392	11,527
		268,444
Gas Utilities - 0.0%
ONEOK, Inc.	235,115	10,578
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.	1,385,972	33,263
The AES Corp.	2,911,409	33,831
		67,094
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	1,682,252	36,051
NiSource, Inc.	721,416	19,983
PG&E Corp.	824,429	35,154
Sempra Energy	914,760	71,132
		162,320
TOTAL UTILITIES		508,436
TOTAL COMMON STOCKS (Cost $11,018,679)		13,949,942
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Jumptap, Inc. Series G (o)	893,724	6,429
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	2,416	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,519)		6,429
Corporate Bonds - 9.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19	$ 3,740	$ 3,862
Nonconvertible Bonds - 9.0%
CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	1,340	1,393
Delphi Corp. 5% 2/15/23	6,065	6,315
		7,708
Automobiles - 0.1%
Daimler Finance North America LLC 1.95% 3/28/14 (g)	2,240	2,264
Ford Motor Co.:
4.75% 1/15/43	5,121	4,865
7.45% 7/16/31	10,420	13,348
Volkswagen International Finance NV 2.375% 3/22/17 (g)	1,830	1,892
		22,369
Media - 0.5%
AOL Time Warner, Inc. 7.625% 4/15/31	4,975	6,754
Comcast Corp.:
4.95% 6/15/16	955	1,078
5.7% 5/15/18	948	1,141
6.4% 5/15/38	3,000	3,845
6.4% 3/1/40	6,097	7,867
6.95% 8/15/37	7,200	9,765
COX Communications, Inc.:
3.25% 12/15/22 (g)	2,422	2,435
4.625% 6/1/13	3,612	3,649
Discovery Communications LLC:
3.7% 6/1/15	5,665	6,017
5.05% 6/1/20	204	234
NBCUniversal Media LLC:
3.65% 4/30/15	1,468	1,557
5.15% 4/30/20	7,276	8,639
6.4% 4/30/40	6,271	8,062
News America Holdings, Inc. 7.75% 12/1/45	8,630	11,940
Time Warner Cable, Inc.:
5.5% 9/1/41	13,538	14,188
6.2% 7/1/13	3,909	3,978
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
6.75% 7/1/18	$ 1,974	$ 2,417
Time Warner, Inc.:
3.15% 7/15/15	544	573
5.875% 11/15/16	4,882	5,693
Viacom, Inc.:
1.25% 2/27/15	456	460
3.5% 4/1/17	264	284
		100,576
Specialty Retail - 0.0%
Lowe's Companies, Inc. 3.8% 11/15/21	242	266
TOTAL CONSUMER DISCRETIONARY		130,919
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	286	286
5.375% 11/15/14	2,481	2,677
Beam, Inc. 1.875% 5/15/17	1,408	1,434
FBG Finance Ltd. 5.125% 6/15/15 (g)	4,938	5,397
Fortune Brands, Inc.:
5.375% 1/15/16	1,902	2,116
6.375% 6/15/14	1,153	1,233
Heineken NV:
1.4% 10/1/17 (g)	3,274	3,264
2.75% 4/1/23 (g)	3,420	3,333
SABMiller Holdings, Inc.:
1.85% 1/15/15 (g)	2,353	2,394
2.45% 1/15/17 (g)	2,353	2,455
		24,589
Food & Staples Retailing - 0.0%
Walgreen Co.:
1% 3/13/15	1,878	1,884
1.8% 9/15/17	2,793	2,833
		4,717
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (g)	572	684
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
ConAgra Foods, Inc.:
1.9% 1/25/18	$ 2,279	$ 2,306
3.2% 1/25/23	2,650	2,645
4.65% 1/25/43	2,952	2,963
Kraft Foods, Inc.:
6.5% 8/11/17	3,122	3,779
6.5% 2/9/40	3,854	5,046
6.75% 2/19/14	436	461
		17,884
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	4,604	4,516
4.25% 8/9/42	4,604	4,398
9.7% 11/10/18	6,258	8,735
Reynolds American, Inc.:
3.25% 11/1/22	3,376	3,358
4.75% 11/1/42	5,216	5,105
6.75% 6/15/17	4,975	6,007
7.25% 6/15/37	7,569	9,901
		42,020
TOTAL CONSUMER STAPLES		89,210
ENERGY - 1.1%
Energy Equipment & Services - 0.2%
Cameron International Corp. 1.6% 4/30/15	279	281
DCP Midstream LLC:
4.75% 9/30/21 (g)	6,909	7,316
5.35% 3/15/20 (g)	6,814	7,511
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	7,675	8,255
5% 10/1/21	2,791	3,116
6.5% 4/1/20	2,608	3,152
FMC Technologies, Inc.:
2% 10/1/17	846	853
3.45% 10/1/22	1,533	1,556
Noble Holding International Ltd.:
3.05% 3/1/16	914	953
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Noble Holding International Ltd.: - continued
3.45% 8/1/15	$ 1,299	$ 1,361
Transocean, Inc. 5.05% 12/15/16	4,522	5,038
Weatherford International Ltd.:
4.95% 10/15/13	2,930	3,005
5.15% 3/15/13	3,829	3,833
		46,230
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,716	1,973
6.375% 9/15/17	15,653	18,694
6.45% 9/15/36	4,710	5,779
Apache Corp. 3.25% 4/15/22	233	241
Cenovus Energy, Inc. 4.5% 9/15/14	900	950
DCP Midstream Operating LP:
2.5% 12/1/17	3,027	3,061
4.95% 4/1/22	1,267	1,364
Duke Energy Field Services:
5.375% 10/15/15 (g)	2,055	2,239
6.45% 11/3/36 (g)	6,493	7,298
El Paso Natural Gas Co. 5.95% 4/15/17	1,572	1,819
Enbridge Energy Partners LP 4.2% 9/15/21	8,103	8,571
Encana Holdings Finance Corp. 5.8% 5/1/14	4,858	5,126
Enterprise Products Operating LP:
5.6% 10/15/14	1,709	1,838
5.65% 4/1/13	563	565
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	780	914
Marathon Petroleum Corp.:
3.5% 3/1/16	493	526
5.125% 3/1/21	4,415	5,140
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	7,948	8,287
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	1,252	1,504
6.85% 1/15/40 (g)	4,294	5,786
Nakilat, Inc. 6.067% 12/31/33 (g)	2,490	3,025
Nexen, Inc.:
5.2% 3/10/15	1,528	1,653
6.2% 7/30/19	2,252	2,775
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp. 2.7% 2/15/23	$ 1,942	$ 1,960
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	7,288	7,619
7.875% 3/15/19	7,382	9,037
Petroleos Mexicanos:
3.5% 1/30/23 (g)	5,005	4,905
4.875% 1/24/22	1,430	1,571
5.5% 1/21/21	7,423	8,488
5.5% 6/27/44	10,422	10,656
6% 3/5/20	2,274	2,674
6.5% 6/2/41	4,318	5,084
Phillips 66:
1.95% 3/5/15	1,844	1,885
2.95% 5/1/17	1,844	1,951
4.3% 4/1/22	6,383	7,036
5.875% 5/1/42	5,485	6,526
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	3,495	3,686
3.95% 9/15/15	356	383
6.125% 1/15/17	1,940	2,270
Southeast Supply Header LLC 4.85% 8/15/14 (g)	1,358	1,410
Spectra Energy Capital, LLC 5.65% 3/1/20	1,087	1,276
Spectra Energy Partners, LP:
2.95% 6/15/16	1,472	1,521
4.6% 6/15/21	1,816	1,939
Suncor Energy, Inc. 6.1% 6/1/18	623	755
Texas Eastern Transmission LP 6% 9/15/17 (g)	1,301	1,538
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	6,508	6,749
Western Gas Partners LP 5.375% 6/1/21	9,827	11,113
		191,160
TOTAL ENERGY		237,390
FINANCIALS - 4.5%
Capital Markets - 0.7%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,060	1,174
BlackRock, Inc.:
3.375% 6/1/22	332	350
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
BlackRock, Inc.: - continued
4.25% 5/24/21	$ 501	$ 563
Goldman Sachs Group, Inc.:
5.75% 1/24/22	16,598	19,478
5.95% 1/18/18	5,343	6,250
6.15% 4/1/18	3,993	4,719
Lazard Group LLC:
6.85% 6/15/17	6,480	7,469
7.125% 5/15/15	2,316	2,568
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	10,942	12,481
6.4% 8/28/17	5,074	5,957
7.75% 5/14/38	8,738	11,807
Morgan Stanley:
3.75% 2/25/23	6,635	6,704
4% 7/24/15	1,373	1,449
4.75% 4/1/14	405	419
4.875% 11/1/22	8,068	8,520
5.375% 10/15/15	17,634	19,250
5.5% 7/28/21	1,363	1,565
5.625% 9/23/19	547	633
5.75% 1/25/21	4,899	5,681
5.95% 12/28/17	301	349
6% 4/28/15	25,830	28,197
6.625% 4/1/18	1,804	2,147
UBS AG Stamford Branch 2.25% 1/28/14	1,211	1,229
		148,959
Commercial Banks - 1.1%
Associated Banc Corp. 5.125% 3/28/16	2,238	2,453
Bank of America NA 5.3% 3/15/17	16,651	18,665
BB&T Corp. 3.95% 3/22/22	1,805	1,934
Comerica Bank 5.7% 6/1/14	613	649
Comerica, Inc. 4.8% 5/1/15	1,223	1,311
Credit Suisse 6% 2/15/18	17,158	19,797
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,628
Discover Bank:
7% 4/15/20	4,144	5,146
8.7% 11/18/19	745	997
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp:
3.5% 3/15/22	$ 638	$ 666
4.5% 6/1/18	584	650
5.45% 1/15/17	2,232	2,517
8.25% 3/1/38	4,070	5,682
Fifth Third Bank 4.75% 2/1/15	951	1,017
Fifth Third Capital Trust IV 6.5% 4/15/67 (k)	4,966	4,972
HBOS PLC 6.75% 5/21/18 (g)	560	621
Huntington Bancshares, Inc. 7% 12/15/20	3,353	4,158
Intesa Sanpaolo SpA:
3.125% 1/15/16	10,055	9,922
3.875% 1/16/18	20,086	19,741
JPMorgan Chase Bank 6% 10/1/17	2,460	2,913
KeyBank NA:
5.45% 3/3/16	3,278	3,696
5.8% 7/1/14	9,872	10,534
KeyCorp. 5.1% 3/24/21	628	730
Marshall & Ilsley Bank:
4.85% 6/16/15	5,313	5,693
5% 1/17/17	10,492	11,534
Regions Bank:
6.45% 6/26/37	10,905	11,668
7.5% 5/15/18	8,457	10,318
Regions Financial Corp.:
5.75% 6/15/15	1,528	1,660
7.75% 11/10/14	7,190	7,927
Royal Bank of Scotland Group PLC 6.125% 12/15/22	39,429	41,378
SunTrust Banks, Inc.:
0.608% 4/1/15 (k)	9,681	9,494
3.5% 1/20/17	4,557	4,904
3.6% 4/15/16	305	327
UnionBanCal Corp.:
3.5% 6/18/22	969	1,008
5.25% 12/16/13	1,113	1,153
Wachovia Bank NA 4.8% 11/1/14	557	595
Wachovia Corp. 5.625% 10/15/16	5,718	6,547
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.:
1.5% 7/1/15	$ 1,600	$ 1,629
3.676% 6/15/16	3,236	3,510
		239,744
Consumer Finance - 0.3%
American Express Credit Corp.:
2.75% 9/15/15	1,633	1,708
2.8% 9/19/16	626	662
American Honda Finance Corp. 1.45% 2/27/15 (g)	2,385	2,418
Discover Financial Services:
3.85% 11/21/22 (g)	2,701	2,764
5.2% 4/27/22	2,488	2,816
6.45% 6/12/17	13,316	15,640
Ford Motor Credit Co. LLC:
2.5% 1/15/16	16,000	16,290
3% 6/12/17	6,246	6,405
General Electric Capital Corp.:
1% 12/11/15	5,163	5,199
2.1% 12/11/19	1,764	1,798
2.15% 1/9/15	2,735	2,810
2.25% 11/9/15	645	668
4.625% 1/7/21	849	960
HSBC USA, Inc. 1.625% 1/16/18	5,604	5,629
Hyundai Capital America:
1.625% 10/2/15 (g)	2,131	2,146
2.125% 10/2/17 (g)	2,357	2,377
		70,290
Diversified Financial Services - 0.6%
ABB Finance (USA), Inc. 2.875% 5/8/22	1,830	1,852
Bank of America Corp.:
3.875% 3/22/17	944	1,017
5.875% 2/7/42	5,117	6,224
6.5% 8/1/16	1,220	1,408
BP Capital Markets PLC:
3.125% 10/1/15	1,345	1,425
4.5% 10/1/20	1,336	1,519
4.742% 3/11/21	6,000	6,942
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
4.05% 7/30/22	$ 2,641	$ 2,743
4.45% 1/10/17	15,842	17,495
4.5% 1/14/22	4,498	5,007
4.75% 5/19/15	16,309	17,503
5.875% 1/30/42	147	179
6.125% 5/15/18	820	981
6.5% 8/19/13	24,589	25,254
JPMorgan Chase & Co.:
3.15% 7/5/16	1,641	1,737
3.25% 9/23/22	14,000	14,133
3.4% 6/24/15	1,319	1,394
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	6,485	6,637
TECO Finance, Inc.:
4% 3/15/16	1,828	1,969
5.15% 3/15/20	164	190
		115,609
Insurance - 0.8%
American International Group, Inc.:
2.375% 8/24/15	16,000	16,417
3.8% 3/22/17	6,043	6,562
4.875% 9/15/16	2,262	2,528
4.875% 6/1/22	3,000	3,403
Aon Corp.:
3.125% 5/27/16	4,743	5,006
3.5% 9/30/15	4,875	5,134
5% 9/30/20	129	148
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	482
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(k)	2,508	2,583
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,308	1,454
5.125% 4/15/22	11,941	13,761
5.375% 3/15/17	685	781
6.625% 4/15/42	9,968	12,887
Liberty Mutual Group, Inc.:
5% 6/1/21 (g)	8,525	9,316
6.5% 3/15/35 (g)	1,315	1,481
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	$ 5,569	$ 6,310
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)	3,576	4,074
MetLife, Inc.:
1.756% 12/15/17 (e)	2,742	2,774
5% 6/15/15	941	1,030
6.75% 6/1/16	5,158	6,087
Metropolitan Life Global Funding I 3% 1/10/23 (g)	3,948	3,940
Monumental Global Funding III 5.5% 4/22/13 (g)	3,704	3,729
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	4,915	6,241
Pacific Life Global Funding 5.15% 4/15/13 (g)	1,718	1,727
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	3,967	5,797
Pacific LifeCorp:
5.125% 1/30/43 (g)	6,034	5,906
6% 2/10/20 (g)	9,325	10,722
Prudential Financial, Inc.:
3.875% 1/14/15	5,340	5,632
4.5% 11/16/21	1,764	1,960
7.375% 6/15/19	2,520	3,231
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(k)	658	655
Symetra Financial Corp. 6.125% 4/1/16 (g)	8,408	9,344
Unum Group:
5.625% 9/15/20	3,860	4,467
5.75% 8/15/42	6,349	6,866
7.125% 9/30/16	2,076	2,427
		174,862
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	2,035	2,198
AvalonBay Communities, Inc. 4.95% 3/15/13	296	296
Boston Properties, Inc. 3.85% 2/1/23	8,081	8,560
BRE Properties, Inc. 5.5% 3/15/17	2,334	2,652
Camden Property Trust:
2.95% 12/15/22	2,417	2,350
5.375% 12/15/13	3,103	3,209
DDR Corp. 4.625% 7/15/22	4,470	4,833
Developers Diversified Realty Corp.:
4.75% 4/15/18	6,131	6,780
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
7.5% 4/1/17	$ 6,446	$ 7,687
9.625% 3/15/16	1,851	2,262
Duke Realty LP:
3.875% 10/15/22	4,826	4,956
4.375% 6/15/22	3,753	4,004
4.625% 5/15/13	1,289	1,299
5.4% 8/15/14	1,356	1,432
5.5% 3/1/16	3,075	3,391
6.75% 3/15/20	1,339	1,638
8.25% 8/15/19	2,643	3,442
Equity One, Inc.:
3.75% 11/15/22	8,200	8,053
5.375% 10/15/15	948	1,036
6% 9/15/17	876	1,002
6.25% 1/15/17	663	755
Federal Realty Investment Trust:
5.4% 12/1/13	355	367
5.9% 4/1/20	1,971	2,349
6.2% 1/15/17	501	584
HCP, Inc. 3.15% 8/1/22	7,000	6,964
Health Care REIT, Inc.:
2.25% 3/15/18	1,976	1,994
4.125% 4/1/19	13,700	14,897
HRPT Properties Trust:
5.75% 11/1/15	1,731	1,879
6.25% 6/15/17	996	1,088
6.65% 1/15/18	676	769
Washington (REIT) 5.25% 1/15/14	1,137	1,173
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,207
		105,106
Real Estate Management & Development - 0.5%
AMB Property LP 5.9% 8/15/13	2,086	2,128
BioMed Realty LP:
3.85% 4/15/16	8,775	9,345
4.25% 7/15/22	2,970	3,111
6.125% 4/15/20	2,611	3,051
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
3.95% 2/15/23	$ 7,304	$ 7,354
4.95% 4/15/18	2,733	3,039
5.7% 5/1/17	309	349
6% 4/1/16	2,770	3,108
7.5% 5/15/15	776	873
Digital Realty Trust LP:
4.5% 7/15/15	3,650	3,887
5.25% 3/15/21	4,138	4,600
ERP Operating LP 5.75% 6/15/17	2,042	2,396
Liberty Property LP:
3.375% 6/15/23	3,313	3,276
4.125% 6/15/22	3,219	3,378
4.75% 10/1/20	8,747	9,636
5.125% 3/2/15	1,672	1,791
5.5% 12/15/16	2,529	2,867
Mack-Cali Realty LP:
2.5% 12/15/17	4,556	4,617
4.5% 4/18/22	2,016	2,145
7.75% 8/15/19	2,476	3,136
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,356
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	2,812	2,972
5.5% 1/15/14 (g)	1,168	1,203
5.7% 4/15/17 (g)	2,854	3,150
Regency Centers LP:
4.95% 4/15/14	494	515
5.25% 8/1/15	3,893	4,243
5.875% 6/15/17	877	1,010
Simon Property Group LP:
2.8% 1/30/17	82	87
4.2% 2/1/15	2,640	2,790
Tanger Properties LP:
6.125% 6/1/20	9,597	11,756
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.15% 11/15/15	$ 1,286	$ 1,458
Ventas Realty LP 2% 2/15/18	4,056	4,067
		108,694
TOTAL FINANCIALS		963,264
HEALTH CARE - 0.6%
Biotechnology - 0.1%
Amgen, Inc.:
3.875% 11/15/21	1,808	1,967
5.15% 11/15/41	17,224	18,867
Celgene Corp. 2.45% 10/15/15	2,168	2,248
		23,082
Health Care Providers & Services - 0.3%
Aetna, Inc.:
1.5% 11/15/17	796	799
2.75% 11/15/22	3,213	3,137
4.125% 11/15/42	1,793	1,724
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,645
6.3% 8/15/14	2,925	3,140
Express Scripts Holding Co.:
3.9% 2/15/22	1,915	2,041
4.75% 11/15/21	11,855	13,389
6.125% 11/15/41	5,466	6,831
Express Scripts, Inc.:
3.125% 5/15/16	332	350
6.25% 6/15/14	1,991	2,128
Medco Health Solutions, Inc.:
2.75% 9/15/15	4,158	4,346
4.125% 9/15/20	5,031	5,468
UnitedHealth Group, Inc.:
1.4% 10/15/17	1,319	1,325
1.625% 3/15/19	1,873	1,876
2.75% 2/15/23	1,069	1,057
2.875% 3/15/23	8,084	8,057
3.95% 10/15/42	1,469	1,387
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.: - continued
4.25% 3/15/43	$ 5,000	$ 4,936
WellPoint, Inc.:
1.25% 9/10/15	108	109
1.875% 1/15/18	195	197
3.3% 1/15/23	4,298	4,350
4.65% 1/15/43	5,229	5,290
		73,582
Pharmaceuticals - 0.2%
AbbVie, Inc.:
1.75% 11/6/17 (g)	6,470	6,552
2.9% 11/6/22 (g)	6,636	6,634
4.4% 11/6/42 (g)	6,482	6,594
Novartis Capital Corp. 2.4% 9/21/22	1,315	1,302
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	2,149	2,167
5% 8/15/14	2,544	2,692
Zoetis, Inc.:
1.875% 2/1/18 (g)	992	996
3.25% 2/1/23 (g)	2,418	2,433
4.7% 2/1/43 (g)	2,426	2,486
		31,856
TOTAL HEALTH CARE		128,520
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	2,021	2,112
6.375% 6/1/19 (g)	5,000	5,966
		8,078
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. 2.45% 10/1/22	1,883	1,868
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	3,769	4,038
6.9% 7/2/19	1,063	1,133
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 2,181	$ 2,290
8.36% 1/20/19	1,800	1,967
		9,428
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	19,701	19,697
Machinery - 0.0%
Deere & Co. 2.6% 6/8/22	2,401	2,419
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC:
4.4% 3/15/42	11,995	12,081
5.05% 3/1/41	8,624	9,557
		21,638
TOTAL INDUSTRIALS		63,128
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
1.6% 2/3/15	188	191
5.95% 1/15/14	5,513	5,758
6.55% 10/1/17	1,119	1,338
		7,287
IT Services - 0.0%
The Western Union Co. 2.375% 12/10/15	155	158
Office Electronics - 0.1%
Xerox Corp.:
1.1101% 5/16/14 (k)	10,110	10,091
2.95% 3/15/17	1,143	1,172
4.25% 2/15/15	1,302	1,370
		12,633
TOTAL INFORMATION TECHNOLOGY		20,078
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 0.2%
Chemicals - 0.1%
Ecolab, Inc. 1.45% 12/8/17	$ 3,459	$ 3,443
The Dow Chemical Co. 7.6% 5/15/14	5,446	5,890
		9,333
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	3,083	3,512
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (g)	3,112	3,388
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (g)	8,722	9,209
Vale Overseas Ltd. 6.25% 1/23/17	3,906	4,468
		17,065
TOTAL MATERIALS		29,910
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.4% 8/15/16	355	371
2.5% 8/15/15	1,377	1,434
4.35% 6/15/45 (g)	1,184	1,114
5.55% 8/15/41	19,700	22,224
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	79
CenturyLink, Inc.:
5.15% 6/15/17	487	513
6% 4/1/17	3,467	3,759
6.15% 9/15/19	4,463	4,810
Embarq Corp.:
7.082% 6/1/16	3,397	3,903
7.995% 6/1/36	3,741	3,970
Verizon Communications, Inc.:
3.85% 11/1/42	13,000	11,710
6.25% 4/1/37	4,611	5,707
		59,594
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
2.375% 9/8/16	371	384
3.625% 3/30/15	3,102	3,269
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 6.35% 3/15/40	$ 2,500	$ 2,757
Vodafone Group PLC 5% 12/16/13	2,696	2,792
		9,202
TOTAL TELECOMMUNICATION SERVICES		68,796
UTILITIES - 0.9%
Electric Utilities - 0.5%
AmerenUE 6.4% 6/15/17	1,518	1,839
American Electric Power Co., Inc.:
1.65% 12/15/17	2,632	2,641
2.95% 12/15/22	2,492	2,483
Cleveland Electric Illuminating Co. 5.65% 12/15/13	7,959	8,247
Commonwealth Edison Co. 1.95% 9/1/16	220	228
Duke Capital LLC 5.668% 8/15/14	3,457	3,688
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	5,539	6,562
6.4% 9/15/20 (g)	11,856	14,258
Edison International 3.75% 9/15/17	4,499	4,889
Entergy Louisiana LLC 1.875% 12/15/14	202	206
FirstEnergy Corp.:
2.75% 3/15/18	2,751	2,751
4.25% 3/15/23	7,800	7,794
7.375% 11/15/31	10,706	12,715
FirstEnergy Solutions Corp.:
4.8% 2/15/15	4,260	4,551
6.05% 8/15/21	12,120	14,427
LG&E and KU Energy LLC:
2.125% 11/15/15	5,251	5,380
3.75% 11/15/20	1,034	1,099
Nevada Power Co. 6.5% 8/1/18	2,642	3,302
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	619	625
Pennsylvania Electric Co. 6.05% 9/1/17	618	722
Pepco Holdings, Inc. 2.7% 10/1/15	5,263	5,464
Progress Energy, Inc. 4.4% 1/15/21	405	451
Sierra Pacific Power Co. 5.45% 9/1/13	2,624	2,686
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Southern Co. 2.375% 9/15/15	$ 393	$ 408
West Penn Power Co. 5.95% 12/15/17 (g)	6,500	7,664
		115,080
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	357	417
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,712
		3,129
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	1,703	1,773
Multi-Utilities - 0.4%
Ameren Illinois Co. 6.125% 11/15/17	333	401
Dominion Resources, Inc.:
1.95% 8/15/16	246	254
2.611% 9/30/66 (k)	15,073	14,080
7.5% 6/30/66 (k)	5,485	6,089
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	3,287	4,313
National Grid PLC 6.3% 8/1/16	973	1,131
NiSource Finance Corp.:
4.45% 12/1/21	2,934	3,215
5.25% 9/15/17	682	784
5.25% 2/15/43	6,481	6,879
5.4% 7/15/14	7,266	7,705
5.45% 9/15/20	980	1,149
5.8% 2/1/42	3,785	4,225
6.15% 3/1/13	2,221	2,221
6.4% 3/15/18	2,230	2,677
6.8% 1/15/19	4,065	4,973
Sempra Energy:
2% 3/15/14	2,355	2,385
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2.875% 10/1/22	$ 6,192	$ 6,177
Wisconsin Energy Corp. 6.25% 5/15/67 (k)	4,882	5,299
		73,957
TOTAL UTILITIES		193,939
TOTAL NONCONVERTIBLE BONDS		1,925,154
TOTAL CORPORATE BONDS (Cost $1,809,333)		1,929,016
U.S. Treasury Obligations - 5.8%

U.S. Treasury Bills, yield at date of purchase 0.06% to 0.11% 4/18/13 (j)	9,650	9,649
U.S. Treasury Bonds 3.125% 2/15/43	116,367	117,131
U.S. Treasury Notes:
0.375% 1/15/16	216,378	216,632
0.375% 2/15/16	31,000	31,027
0.875% 1/31/18	377,417	379,717
1.25% 2/29/20	344,087	343,980
1.625% 11/15/22	93,650	91,733
1.75% 5/15/22 (p)	36,229	36,206
2% 2/15/23	13,778	13,922
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,233,404)		1,239,997
U.S. Government Agency - Mortgage Securities - 5.3%

Fannie Mae - 4.1%
2.5% 11/1/27	884	919
2.5% 3/1/28 (i)	31,000	32,199
2.5% 3/1/28 (i)	14,000	14,542
2.5% 3/1/28 (i)	15,000	15,580
2.5% 3/1/28 (i)	6,200	6,440
2.559% 6/1/36 (k)	175	187
2.944% 7/1/37 (k)	454	481
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 4/1/27 to 11/1/27	$ 4,319	$ 4,559
3% 3/1/28 (i)	11,000	11,579
3% 3/1/28 (i)	3,600	3,790
3% 3/1/28 (i)	2,700	2,842
3.5% 1/1/21 to 11/1/42	16,751	17,758
3.5% 3/1/28 (i)	13,000	13,783
3.5% 3/1/28 (i)	3,800	4,029
3.5% 3/1/28 (i)	2,700	2,863
3.5% 7/1/42	121	128
3.5% 8/1/42	149	158
3.5% 8/1/42	118	125
4% 9/1/26 to 4/1/42	69,388	74,236
4% 3/1/28 (i)	18,500	19,799
4% 3/1/28 (i)	7,100	7,598
4% 9/1/41	104	112
4% 3/1/43 (i)	52,200	55,650
4% 3/1/43 (i)	64,400	68,656
4% 3/1/43 (i)	23,600	25,160
4.5% 12/1/23 to 7/1/41	8,817	9,573
4.5% 3/1/43 (i)	86,900	93,557
4.5% 3/1/43 (i)	39,000	41,987
4.5% 3/1/43 (i)	29,900	32,190
5% 12/1/25 to 11/1/28	66	72
5% 3/1/43 (i)	45,000	48,730
5% 3/1/43 (i)	20,000	21,658
5% 3/1/43 (i)	3,500	3,790
5% 3/1/43 (i)	14,900	16,135
5.5% 9/1/24 to 3/1/40	49,064	53,722
5.5% 3/1/43 (i)	46,000	50,121
5.5% 3/1/43 (i)	5,200	5,666
5.5% 3/1/43 (i)	13,200	14,383
6% 6/1/35 to 4/1/40	18,982	20,929
6% 3/1/43 (i)	62,000	67,963
6% 3/1/43 (i)	16,100	17,648
6.5% 7/1/32 to 8/1/36	1,758	2,010
TOTAL FANNIE MAE		883,307
Freddie Mac - 0.6%
3.439% 10/1/35 (k)	253	272
3.5% 4/1/32 to 11/1/42	14,154	15,027
4% 6/1/24 to 11/1/41	11,489	12,398
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.5% 7/1/25 to 10/1/41	$ 37,891	$ 40,917
5% 3/1/19 to 9/1/40	24,561	26,622
5.5% 1/1/28 to 3/1/40	15,352	16,657
6% 7/1/37 to 8/1/37	817	895
6.5% 3/1/36	1,170	1,340
TOTAL FREDDIE MAC		114,128
Ginnie Mae - 0.6%
3% 12/20/42	10,252	10,750
3% 3/1/43 (i)	1,000	1,047
3.5% 11/15/41 to 3/15/42	1,776	1,928
4% 1/15/25 to 11/15/41	24,810	27,016
4% 3/1/43 (i)	4,600	5,002
4.5% 5/15/39 to 4/15/41	35,161	38,666
4.5% 3/1/43 (i)	5,900	6,448
5% 3/15/39 to 9/15/41	21,846	24,238
5.5% 12/15/31 to 1/15/39	1,120	1,234
6% 2/15/34 to 9/20/38	11,486	12,998
TOTAL GINNIE MAE		129,327
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,116,684)		1,126,762
Asset-Backed Securities - 0.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6717% 4/25/35 (k)	869	805
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8517% 3/25/34 (k)	398	389
Series 2005-HE2 Class M2, 0.8767% 4/25/35 (k)	54	53
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9017% 12/25/33 (k)	79	72
Series 2004-R2 Class M3, 1.0267% 4/25/34 (k)	108	83
Series 2005-R2 Class M1, 0.6517% 4/25/35 (k)	2,266	2,210
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9817% 3/25/34 (k)	53	45
Series 2004-W11 Class M2, 1.2517% 11/25/34 (k)	616	563
Series 2004-W7 Class M1, 1.0267% 5/25/34 (k)	1,600	1,498
Series 2006-W4 Class A2C, 0.3617% 5/25/36 (k)	1,395	492
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0267% 4/25/34 (k)	$ 2,452	$ 2,270
Series 2006-HE2 Class M1, 0.5717% 3/25/36 (k)	52	1
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6507% 7/20/39 (g)(k)	61	55
Class B, 0.9507% 7/20/39 (g)(k)	290	132
Class C, 1.3007% 7/20/39 (g)(k)	372	0 *
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3417% 12/25/36 (k)	1,978	1,020
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3237% 9/25/37 (k)	45	45
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6567% 4/25/34 (k)	175	83
Series 2004-4 Class M2, 0.9967% 6/25/34 (k)	645	572
Fannie Mae Series 2004-T5 Class AB3, 1.0332% 5/28/35 (k)	43	33
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3767% 8/25/34 (k)	319	233
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0267% 3/25/34 (k)	23	16
Series 2006-FF14 Class A2, 0.2617% 10/25/36 (k)	136	136
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9367% 1/25/35 (k)	1,041	444
Class M4, 1.2217% 1/25/35 (k)	399	47
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6681% 2/25/47 (g)(k)	3,122	2,125
GE Business Loan Trust:
Series 2003-1 Class A, 0.6312% 4/15/31 (g)(k)	169	161
Series 2006-2A:
Class A, 0.3812% 11/15/34 (g)(k)	1,289	1,190
Class B, 0.4812% 11/15/34 (g)(k)	465	395
Class C, 0.5812% 11/15/34 (g)(k)	773	557
Class D, 0.9512% 11/15/34 (g)(k)	294	197
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7517% 9/25/46 (g)(k)	1,490	1,472
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5217% 8/25/33 (k)	359	350
Series 2003-3 Class M1, 1.4917% 8/25/33 (k)	699	643
Series 2003-5 Class A2, 0.9017% 12/25/33 (k)	36	30
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3917% 1/25/37 (k)	1,642	799
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5017% 7/25/36 (k)	3,185	53
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Mortgage Acquisition Trust: - continued
Series 2007-CH1 Class AV4, 0.3317% 11/25/36 (k)	$ 1,641	$ 1,589
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.64% 12/27/29 (k)	491	469
Series 2006-A Class 2C, 1.46% 3/27/42 (k)	2,909	141
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5017% 5/25/37 (k)	730	8
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9517% 7/25/34 (k)	154	125
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1767% 7/25/34 (k)	506	438
Series 2006-FM1 Class A2B, 0.3117% 4/25/37 (k)	1,248	1,045
Series 2006-OPT1 Class A1A, 0.4617% 6/25/35 (k)	2,831	2,526
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5417% 8/25/34 (k)	63	55
Series 2005-NC1 Class M1, 0.6417% 1/25/35 (k)	439	400
Series 2005-NC2 Class B1, 1.3717% 3/25/35 (k)	457	19
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7117% 9/25/35 (k)	1,566	1,283
Ocala Funding LLC:
Series 2005-1A Class A, 1.7007% 3/20/10 (d)(g)(k)	621	0
Series 2006-1A Class A, 1.6007% 3/20/11 (d)(g)(k)	1,290	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4517% 9/25/34 (k)	585	468
Class M4, 1.6517% 9/25/34 (k)	750	220
Series 2005-WCH1 Class M4, 1.0317% 1/25/36 (k)	1,620	1,316
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0017% 4/25/33 (k)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9967% 3/25/35 (k)	1,309	1,087
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3547% 3/20/19 (FGIC Insured) (g)(k)	343	341
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.258% 6/15/33 (k)	1,385	947
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9267% 9/25/34 (k)	63	26
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (g)	390	397
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0617% 9/25/34 (k)	32	29
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.865% 4/6/42 (g)(k)	$ 2,188	$ 27
Whinstone Capital Management Ltd. Series 1A Class B3, 2.101% 10/25/44 (g)(k)	1,964	1,719
TOTAL ASSET-BACKED SECURITIES (Cost $26,188)		33,949
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7617% 1/25/35 (k)	1,831	1,756
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6313% 10/25/34 (k)	1,108	1,153
Granite Master Issuer PLC:
floater:
Series 2006-1A Class A5, 0.3407% 12/20/54 (g)(k)	6,041	5,920
Series 2006-3 Class M2, 0.7607% 12/20/54 (k)	5,460	4,887
Series 2006-4:
Class B1, 0.3807% 12/20/54 (k)	4,556	4,251
Class M1, 0.5407% 12/20/54 (k)	1,198	1,072
Series 2007-1:
Class 1B1, 0.3407% 12/20/54 (k)	4,650	4,338
Class 1M1, 0.5007% 12/20/54 (k)	1,611	1,442
Class 2M1, 0.7007% 12/20/54 (k)	2,067	1,850
Series 2007-2 Class 2C1, 1.0622% 12/17/54 (k)	2,864	2,437
sequential payer Series 2006-3 Class B2, 0.5407% 12/20/54 (k)	5,461	5,095
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.752% 1/20/44 (k)	472	454
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.5367% 8/25/36 (k)	1,741	1,418
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4117% 5/25/47 (k)	745	544
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3717% 2/25/37 (k)	1,368	1,181
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4917% 7/25/35 (k)	1,916	1,842
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5492% 7/10/35 (g)(k)	959	844
Class B6, 3.0492% 7/10/35 (g)(k)	204	176
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6517% 6/25/33 (g)(k)	$ 129	$ 125
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (k)	35	33
Structured Asset Securities Corp. Series 2003-15A Class 4A, 4.7816% 4/25/33 (k)	262	260
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4017% 9/25/36 (k)	3,095	2,838
TOTAL PRIVATE SPONSOR		43,916
U.S. Government Agency - 0.1%
Fannie Mae floater Series 2013-9 Class FA 0.5517% 3/25/42 (k)	18,280	18,299
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $47,972)		62,215
Commercial Mortgage Securities - 2.4%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4302% 2/14/43 (k)(m)	564	19
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	1,321	1,332
Series 2005-1 Class A3, 4.877% 11/10/42	205	206
Series 2006-2 Class AAB, 5.7141% 5/10/45 (k)	892	938
Series 2006-5:
Class A2, 5.317% 9/10/47	3,719	3,718
Class A3, 5.39% 9/10/47	1,832	1,927
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,847
Series 2007-4 Class A3, 5.806% 2/10/51 (k)	882	928
Series 2001-3 Class H, 6.562% 4/11/37 (g)	735	739
Series 2005-3 Class A3B, 5.09% 7/10/43 (k)	4,082	4,269
Series 2006-6 Class E, 5.619% 10/10/45 (g)	759	73
Series 2007-3:
Class A3, 5.5925% 6/10/49 (k)	2,194	2,194
Class A4, 5.5925% 6/10/49 (k)	2,739	3,149
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,878	3,285
Banc of America Large Loan, Inc. floater Series 2006-BIX1 Class G, 0.5312% 10/15/19 (g)(k)	454	450
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0517% 12/25/33 (g)(k)	$ 59	$ 43
Series 2005-3A:
Class A2, 0.6017% 11/25/35 (g)(k)	495	414
Class M1, 0.6417% 11/25/35 (g)(k)	65	42
Class M2, 0.6917% 11/25/35 (g)(k)	82	53
Class M3, 0.7117% 11/25/35 (g)(k)	74	46
Class M4, 0.8017% 11/25/35 (g)(k)	92	45
Series 2005-4A:
Class A2, 0.5917% 1/25/36 (g)(k)	1,300	1,026
Class B1, 1.6017% 1/25/36 (g)(k)	112	17
Class M1, 0.6517% 1/25/36 (g)(k)	419	233
Class M2, 0.6717% 1/25/36 (g)(k)	126	66
Class M3, 0.7017% 1/25/36 (g)(k)	184	95
Class M4, 0.8117% 1/25/36 (g)(k)	102	49
Class M5, 0.8517% 1/25/36 (g)(k)	102	36
Class M6, 0.9017% 1/25/36 (g)(k)	108	29
Series 2006-1:
Class A2, 0.5617% 4/25/36 (g)(k)	201	163
Class M1, 0.5817% 4/25/36 (g)(k)	72	46
Class M2, 0.6017% 4/25/36 (g)(k)	76	47
Class M3, 0.6217% 4/25/36 (g)(k)	66	39
Class M4, 0.7217% 4/25/36 (g)(k)	37	21
Class M5, 0.7617% 4/25/36 (g)(k)	36	20
Class M6, 0.8417% 4/25/36 (g)(k)	72	30
Series 2006-2A:
Class A1, 0.4317% 7/25/36 (g)(k)	3,025	2,371
Class A2, 0.4817% 7/25/36 (g)(k)	180	141
Class B1, 1.0717% 7/25/36 (g)(k)	67	12
Class M1, 0.5117% 7/25/36 (g)(k)	189	90
Class M2, 0.5317% 7/25/36 (g)(k)	133	60
Class M3, 0.5517% 7/25/36 (g)(k)	110	47
Class M4, 0.6217% 7/25/36 (g)(k)	75	18
Class M5, 0.6717% 7/25/36 (g)(k)	92	21
Class M6, 0.7417% 7/25/36 (g)(k)	137	29
Series 2006-3A:
Class M4, 0.6317% 10/25/36 (g)(k)	150	23
Class M5, 0.6817% 10/25/36 (g)(k)	178	9
Series 2006-4A:
Class A2, 0.4717% 12/25/36 (g)(k)	3,775	2,312
Class M1, 0.4917% 12/25/36 (g)(k)	251	88
Class M2, 0.5117% 12/25/36 (g)(k)	167	45
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2006-4A:
Class M3, 0.5417% 12/25/36 (g)(k)	$ 169	$ 42
Class M6, 0.7217% 12/25/36 (g)(k)	129	4
Series 2007-1 Class A2, 0.4717% 3/25/37 (g)(k)	769	445
Series 2007-2A:
Class A1, 0.4717% 7/25/37 (g)(k)	748	524
Class A2, 0.5217% 7/25/37 (g)(k)	701	342
Class M1, 0.5717% 7/25/37 (g)(k)	245	67
Class M2, 0.6117% 7/25/37 (g)(k)	135	23
Class M3, 0.6917% 7/25/37 (g)(k)	136	14
Class M4, 0.8517% 7/25/37 (g)(k)	269	17
Class M5, 0.9517% 7/25/37 (g)(k)	237	11
Class M6, 1.2017% 7/25/37 (g)(k)	156	1
Series 2007-3:
Class A2, 0.4917% 7/25/37 (g)(k)	769	400
Class B1, 1.1517% 7/25/37 (g)(k)	171	13
Class B2, 1.8017% 7/25/37 (g)(k)	73	4
Class M1, 0.5117% 7/25/37 (g)(k)	153	52
Class M2, 0.5417% 7/25/37 (g)(k)	163	46
Class M3, 0.5717% 7/25/37 (g)(k)	257	56
Class M4, 0.7017% 7/25/37 (g)(k)	404	68
Class M5, 0.8017% 7/25/37 (g)(k)	212	30
Class M6, 1.0017% 7/25/37 (g)(k)	161	19
Series 2007-4A:
Class M1, 1.1517% 9/25/37 (g)(k)	285	26
Class M2, 1.2517% 9/25/37 (g)(k)	285	22
Class M4, 1.8017% 9/25/37 (g)(k)	723	35
Class M5, 1.9517% 9/25/37 (g)(k)	460	15
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(m)	2,051	79
Series 2006-3A, Class IO, 3.8903% 10/25/36 (g)(k)(m)	25,536	543
Series 2007-5A, Class IO, 4.186% 10/25/37 (g)(k)(m)	5,255	438
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8512% 3/15/19 (g)(k)	409	405
Class J, 1.0512% 3/15/19 (g)(k)	447	425
Series 2007-BBA8:
Class D, 0.4512% 3/15/22 (g)(k)	653	617
Class E, 0.5012% 3/15/22 (g)(k)	3,391	3,134
Class F, 0.5512% 3/15/22 (g)(k)	2,081	1,882
Class G, 0.6012% 3/15/22 (g)(k)	534	472
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-BBA8:
Class H, 0.7512% 3/15/22 (g)(k)	$ 653	$ 565
Class J, 0.9012% 3/15/22 (g)(k)	653	548
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41	39	39
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,930	3,026
Series 2007-PW16:
Class A4, 5.7166% 6/11/40 (k)	769	897
Class AAB, 5.7166% 6/11/40 (k)	5,515	5,834
Series 2007-PW18:
Class A2, 5.613% 6/11/50	128	130
Class A4, 5.7% 6/11/50	5,820	6,816
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,638	4,733
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (g)(k)(m)	12,399	69
Series 2006-T22 Class A4, 5.5728% 4/12/38 (k)	164	184
Series 2006-T24 Class X2, 0.4454% 10/12/41 (g)(k)(m)	2,945	10
Series 2007-PW18 Class X2, 0.3087% 6/11/50 (g)(k)(m)	85,021	731
Series 2007-T28 Class X2, 0.1575% 9/11/42 (g)(k)(m)	46,342	214
C-BASS Trust floater Series 2006-SC1 Class A, 0.4717% 5/25/36 (g)(k)	711	663
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	1,544	1,609
Class XCL, 1.3266% 5/15/35 (g)(k)(m)	5,188	81
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.5712% 8/15/21 (g)(k)	108	103
Series 2007-C6:
Class A2, 5.7016% 12/10/49 (k)	35	35
Class A4, 5.7016% 12/10/49 (k)	4,371	5,105
Series 2008-C7 Class A2B, 6.0632% 12/10/49 (k)	784	791
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	16,063	18,211
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,279	1,322
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8027% 5/15/46 (k)	1,314	1,400
Series 2006-C1 Class B, 5.359% 8/15/48	3,942	448
Series 2007-C2 Class B, 5.617% 4/15/47 (k)	1,468	654
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates:
floater:
Series 2001-J2A Class A2F, 0.7022% 7/16/34 (g)(k)	$ 1	$ 1
Series 2005-F10A Class J, 1.0512% 4/15/17 (g)(k)	139	124
Series 2005-FL11:
Class C, 0.5012% 11/15/17 (g)(k)	807	766
Class D, 0.5412% 11/15/17 (g)(k)	42	39
Class E, 0.5912% 11/15/17 (g)(k)	149	137
Class F, 0.6512% 11/15/17 (g)(k)	164	149
Class G, 0.7012% 11/15/17 (g)(k)	114	101
Series 2006-CN2A:
Class A2FL, 0.4192% 2/5/19 (g)(k)	1,418	1,408
Class AJFL, 0.4592% 2/5/19 (k)	890	876
Series 2006-FL12 Class AJ, 0.3312% 12/15/20 (g)(k)	1,872	1,794
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,744	3,840
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (g)	1,674	1,683
Class AJFX, 5.478% 2/5/19 (g)	4,140	4,154
Series 2007-C9 Class A4, 5.8001% 12/10/49 (k)	2,907	3,413
Series 2006-C8 Class XP, 0.4673% 12/10/46 (k)(m)	15,685	63
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,596	1,799
Series 2007-C2 Class A2, 5.448% 1/15/49 (k)	441	444
Series 2007-C3 Class A4, 5.6803% 6/15/39 (k)	790	908
Series 2006-C4 Class AAB, 5.439% 9/15/39	2,076	2,103
Series 2006-C5 Class ASP, 0.6649% 12/15/39 (k)(m)	9,772	57
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	1,189	1,352
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5512% 4/15/22 (g)(k)	4,688	4,115
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	559	572
Series 2001-CK6 Class AX, 1.0608% 8/15/36 (k)(m)	279	0 *
Series 2001-CKN5 Class AX, 1.5108% 9/15/34 (g)(k)(m)	1,169	2
Series 2006-C1 Class A3, 5.4088% 2/15/39 (k)	3,990	4,026
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3512% 2/15/22 (g)(k)	$ 497	$ 482
Class C:
0.3712% 2/15/22 (g)(k)	2,047	1,923
0.4712% 2/15/22 (g)(k)	731	685
Class F, 0.5212% 2/15/22 (g)(k)	1,462	1,369
Series 2007-C1:
Class ASP, 0.381% 2/15/40 (k)(m)	19,061	70
Class B, 5.487% 2/15/40 (g)(k)	2,009	290
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 1.008% 12/5/31 (g)(k)	1,420	1,420
Class A2FL, 0.908% 12/5/31 (g)(k)	1,520	1,522
Class BFL, 1.558% 12/5/31 (g)(k)	5,610	5,617
Class CFL, 1.708% 12/5/31 (g)(k)	3,980	3,985
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,890	10,087
Series 2001-1 Class X1, 1.8773% 5/15/33 (g)(k)(m)	608	9
Series 2007-C1 Class XP, 0.1604% 12/10/49 (k)(m)	19,567	43
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3892% 11/5/21 (g)(k)	494	475
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	1,656	1,677
Series 2007-GG9 Class A4, 5.444% 3/10/39	33,895	38,618
Series 2007-GG11 Class A1, 0.2381% 12/10/49 (g)(k)(m)	21,002	103
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5777% 6/6/20 (g)(k)	237	237
Class F, 0.6477% 6/6/20 (g)(k)	916	913
Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (g)(k)	2,770	2,775
Class C, 2.0056% 3/6/20 (g)(k)	7,500	7,536
Class D, 2.2018% 3/6/20 (g)(k)	3,090	3,105
Class F, 2.6334% 3/6/20 (g)(k)	136	137
Class G, 2.7903% 3/6/20 (g)(k)	67	67
Class H, 3.3004% 3/6/20 (g)(k)	62	62
Class J, 4.0852% 3/6/20 (g)(k)	85	86
Series 2006-GG6 Class A2, 5.506% 4/10/38	2,878	2,981
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	$ 300	$ 304
Series 2007-GG10 Class A2, 5.778% 8/10/45	285	289
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3712% 11/15/18 (g)(k)	649	630
Class C, 0.4112% 11/15/18 (g)(k)	461	445
Class D, 0.4312% 11/15/18 (g)(k)	205	194
Class E, 0.4812% 11/15/18 (g)(k)	294	272
Class F, 0.5312% 11/15/18 (g)(k)	442	391
Class G, 0.5612% 11/15/18 (g)(k)	383	324
Class H, 0.7012% 11/15/18 (g)(k)	294	237
sequential payer:
Series 2006-CB14 Class A3B, 5.4965% 12/12/44 (k)	2,049	2,086
Series 2006-LDP8 Class A4, 5.399% 5/15/45	837	949
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (k)	367	384
Class A3, 5.336% 5/15/47	11,253	12,702
Series 2007-CB19 Class A4, 5.7259% 2/12/49 (k)	4,608	5,299
Series 2007-LD11:
Class A2, 5.7974% 6/15/49 (k)	1,986	2,048
Class A4, 5.8124% 6/15/49 (k)	31,575	36,279
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	1,298	1,313
Class A3, 5.42% 1/15/49	18,477	21,092
Series 2005-LDP3 Class A3, 4.959% 8/15/42	1,714	1,720
Series 2006-CB17 Class A3, 5.45% 12/12/43	250	250
Series 2007-CB18 Class A3, 5.447% 6/12/47 (k)	893	919
Series 2007-CB19:
Class B, 5.7259% 2/12/49 (k)	112	40
Class C, 5.7259% 2/12/49 (k)	294	81
Class D, 5.7259% 2/12/49 (k)	309	52
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (k)	108	8
Class ES, 5.562% 1/15/49 (g)(k)	679	26
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8939% 7/15/44 (k)	1,054	1,226
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	17	17
Series 2006-C6:
Class A2, 5.262% 9/15/39 (k)	22	22
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2006-C6:
Class A4, 5.372% 9/15/39	$ 591	$ 672
Series 2006-C7 Class A2, 5.3% 11/15/38	757	798
Series 2007-C1 Class A4, 5.424% 2/15/40	4,069	4,656
Series 2007-C2 Class A3, 5.43% 2/15/40	2,923	3,303
Series 2006-C6 Class XCP, 0.6751% 9/15/39 (k)(m)	5,045	20
Series 2007-C1 Class XCP, 0.4249% 2/15/40 (k)(m)	1,795	8
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)	1,642	1,902
Series 2007-C7 Class XCP, 0.2757% 9/15/45 (k)(m)	82,418	425
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4312% 9/15/21 (g)(k)	421	407
Class E, 0.4912% 9/15/21 (g)(k)	1,518	1,454
Class F, 0.5412% 9/15/21 (g)(k)	1,255	1,189
Class G, 0.5612% 9/15/21 (g)(k)	2,478	2,325
Class H, 0.6012% 9/15/21 (g)(k)	639	587
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4232% 1/12/44 (g)(k)	1,143	810
Series 2006-C1 Class A2, 5.683% 5/12/39 (k)	519	522
Series 2007-C1 Class A4, 5.8505% 6/12/50 (k)	4,974	5,754
Series 2008-C1 Class A4, 5.69% 2/12/51	2,805	3,274
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3202% 12/12/49 (k)	76	75
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	842	881
Series 2007-5:
Class A3, 5.364% 8/12/48	510	520
Class A4, 5.378% 8/12/48	5,740	6,504
Class B, 5.479% 8/12/48	3,942	1,086
Series 2007-6 Class A4, 5.485% 3/12/51 (k)	10,897	12,396
Series 2007-7 Class A4, 5.7411% 6/12/50 (k)	4,599	5,269
Series 2006-3 Class ASB, 5.382% 7/12/46 (k)	3,892	4,000
Series 2006-4 Class XP, 0.6175% 12/12/49 (k)(m)	19,433	220
Series 2007-6 Class B, 5.635% 3/12/51 (k)	1,314	318
Series 2007-7 Class B, 5.7411% 6/12/50 (k)	114	6
Series 2007-8 Class A3, 5.9357% 8/12/49 (k)	1,133	1,315
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.402% 7/15/19 (g)(k)	393	158
Series 2007-XLFA:
Class C, 0.362% 10/15/20 (g)(k)	754	711
Class D, 0.392% 10/15/20 (g)(k)	732	676
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2007-XLFA:
Class E, 0.452% 10/15/20 (g)(k)	$ 916	$ 818
Class F, 0.502% 10/15/20 (g)(k)	550	475
Class G, 0.542% 10/15/20 (g)(k)	680	553
Class H, 0.632% 10/15/20 (g)(k)	428	292
Class J, 0.782% 10/15/20 (g)(k)	247	87
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,131	1,139
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)	666	690
Series 2006-IQ11:
Class A3, 5.657% 10/15/42 (k)	226	228
Class A4, 5.693% 10/15/42 (k)	394	439
Series 2006-T23 Class A3, 5.815% 8/12/41 (k)	671	696
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)	10,971	12,580
Class AAB, 5.654% 4/15/49	3,011	3,237
Class B, 5.7489% 4/15/49 (k)	323	97
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	185	67
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4812% 9/15/21 (g)(k)	1,791	1,679
Class F, 0.5412% 9/15/21 (g)(k)	2,061	1,916
Class G, 0.5612% 9/15/21 (g)(k)	1,953	1,771
Class J, 0.8012% 9/15/21 (g)(k)	434	329
Series 2007-WHL8:
Class F, 0.6812% 6/15/20 (g)(k)	4,581	4,042
Class LXR1, 0.9012% 6/15/20 (g)(k)	162	141
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)	5	5
Series 2003-C8 Class A3, 4.445% 11/15/35	1,387	1,398
Series 2006-C29 Class A3, 5.313% 11/15/48	3,485	3,578
Series 2007-C30:
Class A3, 5.246% 12/15/43	358	364
Class A4, 5.305% 12/15/43	386	423
Class A5, 5.342% 12/15/43	17,206	19,417
Series 2007-C31 Class A4, 5.509% 4/15/47	37,690	42,728
Series 2007-C33:
Class A4, 5.9245% 2/15/51 (k)	23,525	27,152
Class A5, 5.9245% 2/15/51 (k)	870	1,004
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(k)	624	629
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C19 Class B, 4.892% 5/15/44	$ 1,314	$ 1,388
Series 2005-C22:
Class B, 5.3875% 12/15/44 (k)	2,914	1,997
Class F, 5.3875% 12/15/44 (g)(k)	2,191	610
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	7,210	8,067
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	3,942	2,120
Class D, 5.513% 12/15/43 (k)	2,102	838
Class XP, 0.4747% 12/15/43 (g)(k)(m)	11,004	57
Series 2007-C31 Class C, 5.6823% 4/15/47 (k)	361	209
Series 2007-C31A Class A2, 5.421% 4/15/47	6,300	6,336
Series 2007-C32:
Class D, 5.7388% 6/15/49 (k)	987	265
Class E, 5.7388% 6/15/49 (k)	1,556	387
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $449,438)		520,677
Municipal Securities - 0.7%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)	2,300	2,391
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,255	1,764
7.3% 10/1/39	10,620	14,836
7.5% 4/1/34	8,780	12,257
7.55% 4/1/39	8,705	12,659
7.6% 11/1/40	16,260	24,001
7.625% 3/1/40	2,920	4,259
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	5,595	7,279
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	25,880	25,512
Series 2010, 4.421% 1/1/15	5,980	6,304
Series 2010-1, 6.63% 2/1/35	17,960	20,382
Series 2010-3:
6.725% 4/1/35	8,580	9,832
7.35% 7/1/35	4,025	4,873
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2011:
5.665% 3/1/18	$ 5,045	$ 5,769
5.877% 3/1/19	7,055	8,103
TOTAL MUNICIPAL SECURITIES (Cost $151,785)		160,221
Foreign Government and Government Agency Obligations - 0.3%

Italian Republic:
3.125% 1/26/15	10,287	10,483
4.5% 1/21/15	7,717	8,058
4.75% 1/25/16	7,716	8,130
5.375% 6/12/17	4,630	5,029
6.875% 9/27/23	23,617	27,124
Russian Federation 3.25% 4/4/17 (g)	800	841
United Mexican States 4.75% 3/8/44	6,152	6,453
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $66,238)		66,118
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $9,271)	8,083	9,710
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (h)(k)	1,204	1,329
TOTAL PREFERRED SECURITIES (Cost $1,359)		1,329
Fixed-Income Funds - 10.4%
	Shares
Fidelity High Income Central Fund 2 (l)	5,563,929	652,426
Fidelity Mortgage Backed Securities Central Fund (l)	14,501,623	1,581,982
TOTAL FIXED-INCOME FUNDS (Cost $2,065,172)		2,234,408
Money Market Funds - 4.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (b)	854,342,694	$ 854,343
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	69,433,425	69,433
TOTAL MONEY MARKET FUNDS (Cost $923,776)		923,776
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.16%, dated 2/28/13 due 3/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $2,638)	$ 2,638	2,638
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $18,928,456)		22,267,187
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(800,137)
NET ASSETS - 100%		$ 21,467,050
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
2.5% 3/1/28	$ (16,700)	(17,346)
3% 3/1/43	(107,000)	(110,789)
3% 3/1/43	(13,600)	(14,082)
3.5% 3/1/43	(230,000)	(243,225)
3.5% 3/1/43	(5,900)	(6,239)
3.5% 3/1/43	(16,400)	(17,343)
4% 3/1/43	(38,000)	(40,512)
TOTAL FANNIE MAE		(449,536)
Freddie Mac
5% 3/1/43	(7,000)	(7,535)
TOTAL TBA SALE COMMITMENTS (Proceeds $454,543)		$ (457,071)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,617 CME E-mini S&P 500 Index Contracts	March 2013	$ 198,015	$ 7,627

The face value of futures purchased as a percentage of net assets is 0.9%
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)(000s)	Value (1)(000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	$ 3,791	$ (3,594)	$ 65	$ (3,529)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	3,087	(2,927)	58	(2,869)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	409	(387)	8	(379)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	3,087	(2,927)	58	(2,869)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	2,974	(2,819)	56	(2,763)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	2,611	(2,475)	51	(2,424)
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	2.5%	507	(469)	0	(469)
TOTAL CREDIT DEFAULT SWAPS						$ (15,598)	$ 296	$ (15,302)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $374,130,000 or 1.7% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $9,649,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,313,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Jumptap, Inc. Series G	6/29/12	$ 6,429
Legend Pictures LLC	9/23/10	$ 6,428
(p) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to 19,004,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,638,000 due 3/01/13 at 0.16%
Barclays Capital, Inc.	$ 739
Merrill Lynch, Pierce, Fenner & Smith, Inc.	510
RBS Securities, Inc.	1,389
$ 2,638
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 488
Fidelity Corporate Bond 1-10 Year Central Fund	4,752
Fidelity High Income Central Fund 2	19,594
Fidelity Mortgage Backed Securities Central Fund	15,454
Fidelity Securities Lending Cash Central Fund	373
Total	$ 40,661
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 401,162	$ -	$ 402,521*	$ -	0.0%
Fidelity High Income Central Fund 2	614,582	19,594	-	652,426	83.0%
Fidelity Mortgage Backed Securities Central Fund	1,971,158	307,427	689,346	1,581,982	10.5%
Total	$ 2,986,902	$ 327,021	$ 1,091,867	$ 2,234,408
* Includes the value of shares redeemed through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kayak Software Corp.	$ 5,542	$ 2,376	$ 11,547	$ -	$ -
Total	$ 5,542	$ 2,376	$ 11,547	$ -	$ -
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,462,765	$ 1,440,452	$ -	$ 22,313
Consumer Staples	1,559,123	1,500,738	58,385	-
Energy	1,577,349	1,577,349	-	-
Financials	2,145,246	2,129,935	15,311	-
Health Care	1,778,370	1,778,370	-	-
Industrials	1,501,295	1,501,295	-	-
Information Technology	2,608,142	2,598,255	9,887	-
Materials	482,748	482,748	-	-
Telecommunication Services	332,897	332,897	-	-
Utilities	508,436	508,436	-	-
Corporate Bonds	1,929,016	-	1,926,726	2,290
U.S. Government and Government Agency Obligations	1,239,997	-	1,239,997	-
U.S. Government Agency - Mortgage Securities	1,126,762	-	1,126,762	-
Asset-Backed Securities	33,949	-	27,695	6,254
Collateralized Mortgage Obligations	62,215	-	62,215	-
Commercial Mortgage Securities	520,677	-	520,311	366
Municipal Securities	160,221	-	160,221	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Foreign Government and Government Agency Obligations	$ 66,118	$ -	$ 66,118	$ -
Bank Notes	9,710	-	9,710	-
Preferred Securities	1,329	-	1,329	-
Fixed-Income Funds	2,234,408	2,234,408	-	-
Money Market Funds	923,776	923,776	-	-
Cash Equivalents	2,638	-	2,638	-
Total Investments in Securities:	$ 22,267,187	$ 17,008,659	$ 5,227,305	$ 31,223
Derivative Instruments:
Assets
Futures Contracts	$ 7,627	$ 7,627	$ -	$ -
Liabilities
Swap Agreements	$ (15,598)	$ -	$ (15,598)	$ -
Total Derivative Instruments:	$ (7,971)	$ 7,627	$ (15,598)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (457,071)	$ -	$ (457,071)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (15,598)
Equity Risk
Futures Contracts (a)	7,627	-
Total Value of Derivatives	$ 7,627	$ (15,598)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	16.8%
AAA,AA,A	4.7%
BBB	7.0%
BB	1.5%
B	1.6%
CCC,CC,C	0.4%
D	0.0%*
Not Rated	0.3%
Equities	65.1%
Short-Term Investments and Net Other Assets	2.6%
100%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $66,233 and repurchase agreements of $2,638) - See accompanying schedule: Unaffiliated issuers (cost $15,939,508)	$ 19,109,003
Fidelity Central Funds (cost $2,988,948)	3,158,184
Total Investments (cost $18,928,456)		$ 22,267,187
Foreign currency held at value (cost $80)		80
Receivable for investments sold, regular delivery		182,407
Receivable for TBA sale commitments		454,543
Receivable for swap agreements		3
Receivable for fund shares sold		15,729
Dividends receivable		19,219
Interest receivable		32,600
Distributions receivable from Fidelity Central Funds		2,634
Prepaid expenses		39
Receivable from investment adviser for expense reductions		16
Other receivables		1,688
Total assets		22,976,145

Liabilities
Payable to custodian bank	$ 3,453
Payable for investments purchased Regular delivery	225,937
Delayed delivery	709,648
TBA sale commitments, at value	457,071
Payable for swap agreements	973
Payable for fund shares redeemed	16,074
Swap agreements, at value	15,598
Accrued management fee	7,246
Payable for daily variation margin on futures contracts	327
Other affiliated payables	2,435
Other payables and accrued expenses	900
Collateral on securities loaned, at value	69,433
Total liabilities		1,509,095

Net Assets		$ 21,467,050
Net Assets consist of:
Paid in capital		$ 18,429,865
Undistributed net investment income		76,546
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(367,849)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,328,488
Net Assets		$ 21,467,050

See accompanying notes which are an integral part of the financial statements.

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Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Balanced: Net Asset Value, offering price and redemption price per share ($15,336,535 ÷ 733,366 shares)	$ 20.91

Class K: Net Asset Value, offering price and redemption price per share ($6,130,515 ÷ 293,154 shares)	$ 20.91

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)

Investment Income
Dividends		$ 123,447
Interest		73,117
Income from Fidelity Central Funds		40,661
Total income		237,225

Expenses
Management fee	$ 42,421
Transfer agent fees	13,688
Accounting and security lending fees	1,018
Custodian fees and expenses	186
Independent trustees' compensation	68
Registration fees	180
Audit	81
Legal	69
Miscellaneous	85
Total expenses before reductions	57,796
Expense reductions	(2,160)	55,636
Net investment income (loss)		181,589
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	467,964
Fidelity Central Funds	77,562
Other affiliated issuers	3,376
Foreign currency transactions	8
Futures contracts	11,841
Swap agreements	(6,998)
Total net realized gain (loss)		553,753
Change in net unrealized appreciation (depreciation) on: Investment securities	431,826
Assets and liabilities in foreign currencies	(6)
Futures contracts	(73)
Swap agreements	6,667
Delayed delivery commitments	40
Total change in net unrealized appreciation (depreciation)		438,454
Net gain (loss)		992,207
Net increase (decrease) in net assets resulting from operations		$ 1,173,796

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 181,589	$ 401,529
Net realized gain (loss)	553,753	(1,032)
Change in net unrealized appreciation (depreciation)	438,454	1,842,236
Net increase (decrease) in net assets resulting from operations	1,173,796	2,242,733
Distributions to shareholders from net investment income	(189,532)	(379,925)
Share transactions - net increase (decrease)	(135,942)	(947,824)
Total increase (decrease) in net assets	848,322	914,984

Net Assets
Beginning of period	20,618,728	19,703,744
End of period (including undistributed net investment income of $76,546 and undistributed net investment income of $84,489, respectively)	$ 21,467,050	$ 20,618,728

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Balanced

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.95	$ 18.17	$ 16.27	$ 15.40	$ 17.71	$ 20.66
Income from Investment Operations
Net investment income (loss) D	.17	.37	.35	.36	.38	.42
Net realized and unrealized gain (loss)	.97	1.76	1.91	.88	(2.29)	(1.76)
Total from investment operations	1.14	2.13	2.26	1.24	(1.91)	(1.34)
Distributions from net investment income	(.18)	(.35)	(.35)	(.36)	(.37)	(.43)
Distributions from net realized gain	-	-	(.01)	(.01)	(.03)	(1.18)
Total distributions	(.18)	(.35)	(.36)	(.37)	(.40)	(1.61)
Net asset value, end of period	$ 20.91	$ 19.95	$ 18.17	$ 16.27	$ 15.40	$ 17.71
Total Return B,C	5.77%	11.89%	13.88%	8.06%	(10.48)%	(7.28)%
Ratios to Average Net Assets E,G
Expenses before reductions	.58% A	.60%	.61%	.62%	.68%	.61%
Expenses net of fee waivers, if any	.58% A	.60%	.61%	.62%	.68%	.61%
Expenses net of all reductions	.56% A	.59%	.60%	.61%	.68%	.61%
Net investment income (loss)	1.71% A	1.98%	1.92%	2.18%	2.78%	2.22%
Supplemental Data
Net assets, end of period (in millions)	$ 15,337	$ 15,016	$ 15,602	$ 16,764	$ 17,225	$ 25,363
Portfolio turnover rate F	206% A,H	155%	193% H	122%	198% H	73% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.95	$ 18.17	$ 16.27	$ 15.40	$ 17.72	$ 19.12
Income from Investment Operations
Net investment income (loss) D	.19	.40	.38	.38	.40	.12
Net realized and unrealized gain (loss)	.96	1.76	1.90	.88	(2.29)	(1.41)
Total from investment operations	1.15	2.16	2.28	1.26	(1.89)	(1.29)
Distributions from net investment income	(.19)	(.38)	(.38)	(.38)	(.40)	(.11)
Distributions from net realized gain	-	-	(.01)	(.01)	(.03)	-
Total distributions	(.19)	(.38)	(.38) I	(.39)	(.43)	(.11)
Net asset value, end of period	$ 20.91	$ 19.95	$ 18.17	$ 16.27	$ 15.40	$ 17.72
Total Return B,C	5.83%	12.03%	14.04%	8.23%	(10.33)%	(6.74)%
Ratios to Average Net Assets E,H
Expenses before reductions	.47% A	.48%	.48%	.48%	.50%	.48% A
Expenses net of fee waivers, if any	.47% A	.48%	.48%	.48%	.50%	.48% A
Expenses net of all reductions	.45% A	.47%	.47%	.47%	.50%	.48% A
Net investment income (loss)	1.82% A	2.10%	2.05%	2.32%	2.96%	2.45% A
Supplemental Data
Net assets, end of period (in millions)	$ 6,131	$ 5,603	$ 4,102	$ 2,692	$ 2,014	$ 17
Portfolio turnover rate F	206% A,J	155%	193% J	122%	198% J	73% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.38 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.008 per share.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Options Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term, securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,363,516
Gross unrealized depreciation	(110,040)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,253,476

Tax cost	$ 19,013,711

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (409,574)

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund primarily used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (6,998)	$ 6,667
Equity Risk
Futures Contracts	11,841	(73)
Totals (a)	$ 4,843	$ 6,594

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

4. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and liquidations executed in-kind from Affiliated Central Funds, aggregated $6,893,948 and $7,161,687, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Balanced	$ 12,262.16
Class K	1,426.05
	$ 13,688

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $141 for the period.

Other Affiliated Transactions. On January 4, 2013, the Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a fund in which the Fund was invested, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by the 1-10 Year Board. Under the plan, 1-10 Year distributed in-kind all of its net assets to its shareholders pro rata at its NAV per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $347,566 in return for 3,056 shares of 1-10 Year. Because 1-10 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $25 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $79. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $373 (including four-hundred forty-three dollars from securities loaned to FCM).

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,137 for the period. In addition,

Semiannual Report

9. Expense Reductions - continued

through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $17.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Balanced	$ 134,585	$ 281,775
Class K	54,947	98,150
Total	$ 189,532	$ 379,925

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Balanced
Shares sold	56,355	101,057	$ 1,150,658	$ 1,914,819
Reinvestment of distributions	6,433	14,566	129,047	271,000
Shares redeemed	(81,964)	(221,553)	(1,665,571)	(4,157,808)
Net increase (decrease)	(19,176)	(105,930)	$ (385,866)	$ (1,971,989)
Class K
Shares sold	44,158	117,984	$ 898,281	$ 2,217,745
Reinvestment of distributions	2,739	5,255	54,947	98,150
Shares redeemed	(34,514)	(68,166)	(703,304)	(1,291,730)
Net increase (decrease)	12,383	55,073	$ 249,924	$ 1,024,165

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

BAL-K-USAN-0413
1.863053.104

Fidelity®

Puritan®

Fund

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Puritan	.58%
Actual		$ 1,000.00	$ 1,060.40	$ 2.96
HypotheticalA		$ 1,000.00	$ 1,021.92	$ 2.91
Class K	.47%
Actual		$ 1,000.00	$ 1,061.60	$ 2.40
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.9	4.5
General Electric Co.	1.5	1.3
Google, Inc. Class A	1.5	1.2
Comcast Corp. Class A (special) (non-vtg.)	1.4	1.1
Citigroup, Inc.	1.2	0.8
	7.5
Top Five Bond Issuers as of February 28, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	6.7	8.7
U.S. Treasury Obligations	5.3	5.4
Freddie Mac	1.9	2.4
Ginnie Mae	1.5	1.9
Wachovia Bank Commercial Mortgage Trust	0.9	0.5
	16.3
Top Five Market Sectors as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.4	11.7
Information Technology	12.8	15.1
Consumer Discretionary	12.2	9.9
Health Care	10.1	9.1
Energy	7.2	8.1
Asset Allocation (% of fund's net assets)
As of February 28, 2013*		As of August 31, 2012**
	Stocks 64.9%		Stocks and Investment Companies 61.3%
	Bonds 32.7%		Bonds 33.6%
	Convertible Securities 0.4%		Convertible Securities 0.5%
	Other Investments 0.8%		Other Investments 0.9%
	Short-Term Investments and Net Other Assets (Liabilities) 1.2%		Short-Term Investments and Net Other Assets (Liabilities) 3.7%
* Foreign investments	10.7%	** Foreign investments	9.0%

Percentages are adjusted for the effect of futures contracts and swap agreements, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2013

Showing Percentage of Net Assets

Common Stocks - 64.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.0%
Delphi Automotive PLC	68,093	$ 2,850
Automobiles - 0.7%
Ford Motor Co.	5,428,900	68,458
General Motors Co. (a)	2,170	59
Harley-Davidson, Inc.	952,200	50,114
Motors Liquidation Co. GUC Trust (a)	28,150	650
Tesla Motors, Inc. (a)	490,800	17,095
		136,376
Hotels, Restaurants & Leisure - 1.3%
Dunkin' Brands Group, Inc.	1,148,000	42,648
Penn National Gaming, Inc. (a)	294,600	14,686
Starbucks Corp.	1,272,400	69,753
Station Holdco LLC (a)(o)(p)	1,194,419	1,744
Station Holdco LLC warrants 6/15/18 (a)(o)(p)	75,658	5
Vail Resorts, Inc.	917,027	50,657
Wyndham Worldwide Corp.	623,400	37,554
Yum! Brands, Inc.	612,500	40,107
		257,154
Household Durables - 0.9%
D.R. Horton, Inc.	1,152,800	25,707
KB Home	472,608	8,833
Lennar Corp. Class A	665,400	25,678
Toll Brothers, Inc. (a)	2,264,800	77,275
Whirlpool Corp.	467,000	52,748
		190,241
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	400,900	105,946
priceline.com, Inc. (a)	72,700	49,987
Spotify Technology SA (p)	15,765	15,407
		171,340
Leisure Equipment & Products - 0.2%
Brunswick Corp.	1,066,700	38,871
Media - 3.5%
CBS Corp. Class B	882,600	38,296
Comcast Corp. Class A (special) (non-vtg.)	7,472,400	286,268
Discovery Communications, Inc. (a)	684,000	50,158
HMH Holdings, Inc. warrants 6/22/19 (a)(p)	1,945	15
Legend Pictures LLC (a)(o)(p)	49,141	91,067
Lions Gate Entertainment Corp. (a)(f)	1,994,900	41,833
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Manchester United PLC	1,579,264	$ 27,684
News Corp. Class A	3,383,100	97,433
Pandora Media, Inc. (a)(f)	529,694	6,462
Publicis Groupe SA	514,200	33,982
The Walt Disney Co.	284,190	15,514
Tribune Co. Class A (a)	13,773	730
Vertis Holdings, Inc. (a)	1,934	22
Virgin Media, Inc.	578,400	26,838
		716,302
Multiline Retail - 0.2%
PPR SA	215,300	48,262
Specialty Retail - 1.1%
Five Below, Inc.	141,900	5,648
Home Depot, Inc.	2,023,500	138,610
TJX Companies, Inc.	1,736,600	78,095
		222,353
Textiles, Apparel & Luxury Goods - 1.5%
Brunello Cucinelli SpA (f)	1,155,400	23,667
C. Wonder LLC (a)(o)(p)	555,555	17,500
lululemon athletica, Inc. (a)	200,000	13,410
Michael Kors Holdings Ltd. (a)	896,861	53,166
NIKE, Inc. Class B	470,400	25,618
PVH Corp.	712,000	86,757
Ralph Lauren Corp.	327,700	56,846
Tory Burch LLC (a)(o)(p)	324,840	17,505
Tumi Holdings, Inc. (f)	67,400	1,593
		296,062
TOTAL CONSUMER DISCRETIONARY		2,079,811
CONSUMER STAPLES - 5.6%
Beverages - 1.8%
Anheuser-Busch InBev SA NV ADR	314,000	29,513
Beam, Inc.	1,228,200	74,957
Fomento Economico Mexicano S.A.B. de CV unit	1,974,500	22,106
Monster Beverage Corp. (a)	767,000	38,680
Remy Cointreau SA	154,218	19,490
The Coca-Cola Co.	4,746,200	183,773
		368,519
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	1,700	$ 172
CVS Caremark Corp.	3,394,800	173,542
Drogasil SA	888	10
Wal-Mart Stores, Inc.	237,900	16,839
		190,563
Food Products - 0.3%
Bunge Ltd.	833,000	61,734
Household Products - 0.9%
Procter & Gamble Co.	2,331,800	177,637
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	541,200	34,691
Prestige Brands Holdings, Inc. (a)	1,949,251	46,373
		81,064
Tobacco - 1.3%
Japan Tobacco, Inc.	1,777,900	56,105
Lorillard, Inc.	56,300	2,170
Philip Morris International, Inc.	2,285,040	209,652
		267,927
TOTAL CONSUMER STAPLES		1,147,444
ENERGY - 5.8%
Energy Equipment & Services - 1.4%
Cameron International Corp. (a)	1,014,400	64,638
Ensco PLC Class A	1,563,816	94,048
Ocean Rig UDW, Inc. (United States) (a)	2,048,049	29,840
Schlumberger Ltd.	1,126,900	87,729
		276,255
Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp.	1,002,100	79,747
Cabot Oil & Gas Corp.	1,000,200	61,982
Cheniere Energy, Inc. (a)	136,900	2,916
Chevron Corp.	1,289,800	151,100
Cobalt International Energy, Inc. (a)	799,000	19,711
Concho Resources, Inc. (a)	366,800	32,997
Energen Corp.	378,600	17,506
EQT Corp.	610,300	38,504
EV Energy Partners LP	575,724	32,246
Exxon Mobil Corp.	1,187,317	106,324
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hess Corp.	596,700	$ 39,681
Marathon Oil Corp.	596,100	19,969
Occidental Petroleum Corp.	878,658	72,340
Phillips 66	235,200	14,808
Pioneer Natural Resources Co.	516,900	65,031
Southcross Energy Partners LP (g)	727,680	16,671
Suncor Energy, Inc.	959,600	29,079
The Williams Companies, Inc.	3,101,900	107,667
		908,279
TOTAL ENERGY		1,184,534
FINANCIALS - 11.0%
Capital Markets - 1.5%
Apollo Global Management LLC Class A	1,112,300	26,150
BlackRock, Inc. Class A	218,800	52,457
Evercore Partners, Inc. Class A	1,013,500	41,249
Morgan Stanley	3,261,900	73,556
State Street Corp.	1,060,100	59,991
The Blackstone Group LP	1,044,400	19,739
UBS AG	2,294,030	36,246
		309,388
Commercial Banks - 2.6%
BB&T Corp.	824,900	25,044
Comerica, Inc.	197,168	6,779
Cullen/Frost Bankers, Inc.	243,700	14,758
First Horizon National Corp. (f)	3,479,100	36,983
First Republic Bank	50,000	1,823
M&T Bank Corp.	545,300	55,670
National Bank Holdings Corp.	238,501	4,314
PNC Financial Services Group, Inc.	619,100	38,626
TCF Financial Corp.	1,258,400	17,290
Texas Capital Bancshares, Inc. (a)	597,422	25,247
U.S. Bancorp	2,695,000	91,576
Wells Fargo & Co.	6,041,940	211,951
		530,061
Consumer Finance - 1.0%
American Express Co.	943,300	58,626
Capital One Financial Corp.	526,900	26,888
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services	704,900	$ 27,160
SLM Corp.	4,267,000	80,945
		193,619
Diversified Financial Services - 2.8%
2010 Swift Mandatory Common Exchange Security Trust (h)	110,200	1,333
Bank of America Corp.	7,454,400	83,713
Citigroup, Inc.	5,683,040	238,517
JPMorgan Chase & Co.	4,422,523	216,350
The NASDAQ Stock Market, Inc.	1,112,600	35,225
		575,138
Insurance - 2.2%
ACE Ltd.	787,800	67,270
Allstate Corp.	788,700	36,296
American International Group, Inc. (a)	1,916,900	72,861
Berkshire Hathaway, Inc. Class B (a)	1,043,700	106,624
Fidelity National Financial, Inc. Class A	959,600	23,932
MetLife, Inc.	1,346,700	47,727
The Travelers Companies, Inc.	1,168,300	93,955
		448,665
Real Estate Investment Trusts - 0.9%
American Tower Corp.	1,133,100	87,929
Lexington Corporate Properties Trust	3,468,867	39,753
Public Storage	278,600	42,127
Simon Property Group, Inc.	122,200	19,413
		189,222
Real Estate Management & Development - 0.0%
Realogy Holdings Corp.	103,500	4,642
TOTAL FINANCIALS		2,250,735
HEALTH CARE - 9.1%
Biotechnology - 3.9%
ACADIA Pharmaceuticals, Inc. (a)(f)	2,360,504	14,328
Achillion Pharmaceuticals, Inc. (a)	2,172,600	17,598
Acorda Therapeutics, Inc. (a)	572,900	17,044
Alexion Pharmaceuticals, Inc. (a)	293,200	25,432
AMAG Pharmaceuticals, Inc. (a)(g)	1,460,561	24,172
Amgen, Inc.	1,528,000	139,674
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Arena Pharmaceuticals, Inc. (a)(f)	466,100	$ 3,911
Biogen Idec, Inc. (a)	662,800	110,250
BioMarin Pharmaceutical, Inc. (a)	919,500	53,303
Celgene Corp. (a)	100,000	10,318
CSL Ltd.	1,035,843	63,484
Elan Corp. PLC sponsored ADR (a)	1,399,148	15,866
Gilead Sciences, Inc. (a)	2,912,600	124,397
Grifols SA ADR	2,828,280	81,115
KaloBios Pharmaceuticals, Inc.	625,000	4,125
Medivation, Inc. (a)	600,000	29,484
Merrimack Pharmaceuticals, Inc.	740,294	4,738
Neurocrine Biosciences, Inc. (a)(g)	3,731,700	39,481
Prothena Corp. PLC (a)	34,125	211
Vertex Pharmaceuticals, Inc. (a)	295,300	13,826
		792,757
Health Care Equipment & Supplies - 0.6%
Covidien PLC	636,800	40,481
The Cooper Companies, Inc.	766,559	81,301
		121,782
Health Care Providers & Services - 1.1%
Brookdale Senior Living, Inc. (a)	847,500	23,459
Catamaran Corp. (a)	675,150	36,262
CIGNA Corp.	832,200	48,650
McKesson Corp.	529,600	56,206
Qualicorp SA (a)	5,724,000	63,995
		228,572
Health Care Technology - 0.3%
CareView Communications, Inc. (a)(f)(g)	10,425,300	8,340
Cerner Corp. (a)	456,500	39,925
		48,265
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	665,900	27,622
Illumina, Inc. (a)(f)	159,700	8,006
		35,628
Pharmaceuticals - 3.0%
Actavis, Inc. (a)	904,700	77,044
Eli Lilly & Co.	1,821,800	99,580
Endo Health Solutions, Inc. (a)	465,100	14,418
Jazz Pharmaceuticals PLC (a)	271,100	15,773
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	5,600	$ 426
Merck & Co., Inc.	3,350,600	143,171
Optimer Pharmaceuticals, Inc. (a)	1,235,000	14,968
Pfizer, Inc.	4,966,100	135,922
TherapeuticsMD, Inc. (a)(g)	7,722,000	26,255
Valeant Pharmaceuticals International, Inc. (Canada) (a)	881,911	59,478
ViroPharma, Inc. (a)	774,078	19,306
Zoetis, Inc. Class A	334,700	11,196
		617,537
TOTAL HEALTH CARE		1,844,541
INDUSTRIALS - 6.2%
Aerospace & Defense - 0.9%
Textron, Inc.	2,441,600	70,440
United Technologies Corp.	1,204,400	109,058
		179,498
Airlines - 0.1%
Copa Holdings SA Class A	157,100	16,404
Building Products - 0.5%
American Woodmark Corp. (a)(g)	745,054	23,916
Armstrong World Industries, Inc.	330,000	16,873
Fortune Brands Home & Security, Inc. (a)	567,100	19,593
Masco Corp.	1,608,700	30,984
Masonite Worldwide Holdings (a)	5,358	238
Masonite Worldwide Holdings:
warrants 5/20/14 (a)	25,981	91
warrants 5/20/16 (a)	19,485	58
		91,753
Commercial Services & Supplies - 0.3%
ADT Corp.	321,850	15,413
Tyco International Ltd.	1,358,500	43,486
		58,899
Electrical Equipment - 0.3%
AMETEK, Inc.	850,002	35,556
Generac Holdings, Inc.	441,600	15,213
Regal-Beloit Corp.	266,000	20,556
		71,325
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 2.3%
Carlisle Companies, Inc.	548,000	$ 37,193
Danaher Corp.	1,188,300	73,199
General Electric Co.	13,623,500	316,338
Koninklijke Philips Electronics NV	237,200	6,701
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	1,373,900	38,881
		472,312
Machinery - 1.1%
Cummins, Inc.	369,200	42,779
Illinois Tool Works, Inc.	1,473,600	90,626
Ingersoll-Rand PLC	825,000	43,436
Mueller Water Products, Inc. Class A	1,661,100	9,335
Stanley Black & Decker, Inc.	455,400	35,840
Westport Innovations, Inc. (a)(f)	14,059	407
		222,423
Marine - 0.0%
DryShips, Inc. (a)	3,755,900	7,249
Road & Rail - 0.6%
Union Pacific Corp.	879,556	120,596
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	327,200	24,180
TOTAL INDUSTRIALS		1,264,639
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 1.8%
Cisco Systems, Inc.	1,457,400	30,387
Juniper Networks, Inc. (a)	2,627,900	54,345
Motorola Solutions, Inc.	1,995,300	124,128
QUALCOMM, Inc.	2,392,200	157,000
		365,860
Computers & Peripherals - 2.4%
Apple, Inc.	859,700	379,477
Hewlett-Packard Co.	1,052,600	21,199
NCR Corp. (a)	1,447,400	39,919
SanDisk Corp. (a)	793,800	40,000
		480,595
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	878,000	62,215
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Arrow Electronics, Inc. (a)	428,800	$ 17,216
E Ink Holdings, Inc. GDR (a)(h)	140,100	1,075
		80,506
Internet Software & Services - 2.6%
Demand Media, Inc. (a)(f)	2,972,708	24,079
eBay, Inc. (a)	2,005,300	109,650
Facebook, Inc. Class A	1,631,560	44,460
Google, Inc. Class A (a)	366,100	293,319
Mail.ru Group Ltd.:
GDR (h)	580,000	19,476
GDR (Reg. S)	289,900	9,735
Yahoo!, Inc. (a)	860,900	18,346
		519,065
IT Services - 1.6%
Accenture PLC Class A	1,468,400	109,190
Cognizant Technology Solutions Corp. Class A (a)	1,001,400	76,877
Visa, Inc. Class A	917,900	145,616
WNS Holdings Ltd. sponsored ADR (a)	200,000	2,812
		334,495
Semiconductors & Semiconductor Equipment - 1.4%
Altera Corp.	1,290,900	45,724
Analog Devices, Inc.	614,900	27,806
Avago Technologies Ltd.	84,600	2,895
Broadcom Corp. Class A	1,738,700	59,307
Freescale Semiconductor Holdings I Ltd. (a)	3,208,700	49,510
Intel Corp.	30,000	626
Linear Technology Corp.	445,500	17,036
NXP Semiconductors NV (a)	517,800	16,735
Samsung Electronics Co. Ltd.	29,326	41,757
Skyworks Solutions, Inc. (a)	392,800	8,367
Spansion, Inc. Class A	4,742	56
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,318,400	24,061
		293,880
Software - 2.0%
Adobe Systems, Inc. (a)	1,686,100	66,264
Citrix Systems, Inc. (a)	333,200	23,624
Fortinet, Inc. (a)	418,506	10,119
Microsoft Corp.	1,320,700	36,715
Oracle Corp.	5,030,300	172,338
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
QLIK Technologies, Inc. (a)	472,300	$ 12,280
salesforce.com, Inc. (a)	413,300	69,939
Splunk, Inc.	36,800	1,330
Workday, Inc.	332,500	18,384
		410,993
TOTAL INFORMATION TECHNOLOGY		2,485,394
MATERIALS - 2.9%
Chemicals - 2.2%
Ashland, Inc.	479,000	37,348
Axiall Corp.	943,400	53,378
Eastman Chemical Co.	607,800	42,382
FMC Corp.	746,100	44,960
LyondellBasell Industries NV Class A (f)	1,255,629	73,605
Monsanto Co.	1,398,300	141,270
RPM International, Inc.	416,700	12,672
W.R. Grace & Co. (a)	467,700	33,478
		439,093
Construction Materials - 0.3%
Eagle Materials, Inc.	228,000	14,663
Martin Marietta Materials, Inc. (f)	218,100	21,184
Vulcan Materials Co.	668,300	34,037
		69,884
Metals & Mining - 0.4%
BHP Billiton Ltd. sponsored ADR	510,000	38,179
Ivanplats Ltd. Class A (p)	2,928,027	10,681
Walter Energy, Inc.	900,900	28,640
		77,500
TOTAL MATERIALS		586,477
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
Broadview Networks Holdings, Inc.	123,987	1,674
Iliad SA	87,465	16,740
Verizon Communications, Inc.	1,738,200	80,878
		99,292
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
SBA Communications Corp. Class A (a)	350,800	$ 24,949
TOTAL TELECOMMUNICATION SERVICES		124,241
UTILITIES - 0.9%
Electric Utilities - 0.6%
Bicent Power LLC:
warrants 8/21/22 (a)	531	0
warrants 8/21/22 (a)	327	0
Edison International	1,312,900	63,059
NextEra Energy, Inc.	879,200	63,188
		126,247
Multi-Utilities - 0.3%
Sempra Energy	824,500	64,113
TOTAL UTILITIES		190,360
TOTAL COMMON STOCKS (Cost $10,100,224)		13,158,176
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
General Motors Co. 4.75%	148,900	6,220
Media - 0.2%
Vice Holdings, Inc. Series A (p)	6,701	34,999
TOTAL CONSUMER DISCRETIONARY		41,219
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Apache Corp. 6.00%	36,200	1,563
Chesapeake Energy Corp. 5.00%	18,580	1,606
		3,169
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (a)(p)	497,017	994
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
MATERIALS - 0.0%
Metals & Mining - 0.0%
AngloGold Ashanti Holdings Finance PLC 6.00%	104,600	$ 3,060
UTILITIES - 0.1%
Electric Utilities - 0.1%
AES Trust III 6.75%	122,232	6,142
PPL Corp. 8.75%	108,000	5,948
		12,090
TOTAL CONVERTIBLE PREFERRED STOCKS		60,532
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG	237,100	51,772
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (h)	10,951	10,595
Diversified Financial Services - 0.0%
GMAC Capital Trust I Series 2, 8.125%	377,872	10,029
TOTAL FINANCIALS		20,624
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)	90,117	10,380
TOTAL NONCONVERTIBLE PREFERRED STOCKS		82,776
TOTAL PREFERRED STOCKS (Cost $117,182)		143,308
Corporate Bonds - 13.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 380	$ 326
3.5% 1/15/31 (h)	2,807	2,409
Mood Media Corp. 10% 10/31/15 (h)	32	33
		2,768
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.75% 11/15/35	3,700	3,686
Massey Energy Co. 3.25% 8/1/15	1,880	1,794
		5,480
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc.:
8% 6/1/14 (p)	10,000	10,000
8% 12/6/14 (p)	3,000	3,000
		13,000
MATERIALS - 0.0%
Construction Materials - 0.0%
Headwaters, Inc. 2.5% 2/1/14	4,920	4,871
TOTAL CONVERTIBLE BONDS		26,119
Nonconvertible Bonds - 13.2%
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.0%
Continental Rubber of America Corp. 4.5% 9/15/19 (h)	755	764
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	1,110	1,154
Delphi Corp.:
5% 2/15/23	5,485	5,711
6.125% 5/15/21	1,690	1,842
Tenneco, Inc. 6.875% 12/15/20	2,415	2,638
		12,109
Automobiles - 0.1%
Daimler Finance North America LLC 1.95% 3/28/14 (h)	1,854	1,874
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
Ford Motor Co.:
4.75% 1/15/43	$ 4,571	$ 4,343
6.375% 2/1/29	2,190	2,477
7.45% 7/16/31	8,972	11,493
General Motors Corp.:
6.75% 5/1/28 (d)	390	0
7.125% 7/15/13 (d)	1,135	0
7.2% 1/15/11 (d)	2,855	0
7.4% 9/1/25 (d)	195	0
7.7% 4/15/16 (d)	705	0
8.25% 7/15/23 (d)	5,475	0
8.375% 7/15/33 (d)	16,800	0
Volkswagen International Finance NV 2.375% 3/22/17 (h)	1,515	1,567
		21,754
Distributors - 0.0%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	1,745	1,762
Diversified Consumer Services - 0.0%
Laureate Education, Inc. 9.25% 9/1/19 (h)	3,935	4,279
Hotels, Restaurants & Leisure - 0.2%
American Casino & Entertainment Properties LLC 11% 6/15/14	2,780	2,829
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (h)	325	338
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	3,765	3,671
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20 (h)	1,765	1,750
Chester Downs & Marina LLC 9.25% 2/1/20 (h)	435	417
Choice Hotels International, Inc. 5.75% 7/1/22	390	432
Chukchansi Economic Development Authority 9.75% 5/30/20 (h)	2,861	1,709
Graton Economic Development Authority 9.625% 9/1/19 (h)	1,065	1,195
Landry's Holdings II, Inc. 10.25% 1/1/18 (h)	900	932
MCE Finance Ltd. 5% 2/15/21 (h)	1,290	1,290
MGM Mirage, Inc.:
5.875% 2/27/14	2,998	3,110
6.625% 12/15/21	1,115	1,151
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
6.75% 4/1/13	$ 80	$ 80
7.5% 6/1/16	2,855	3,141
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind	17	17
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)	954	1,040
Pinnacle Entertainment, Inc. 7.75% 4/1/22	450	473
Royal Caribbean Cruises Ltd. 5.25% 11/15/22	615	626
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	2,270	2,253
Station Casinos LLC 3.66% 6/18/18 (e)	6,335	6,375
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	985	327
		33,156
Household Durables - 0.1%
Beazer Homes USA, Inc. 7.25% 2/1/23 (h)	775	787
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)	620	659
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	6,420	6,629
7.875% 8/15/19	8,325	9,199
8.25% 2/15/21	1,485	1,533
9% 4/15/19	835	885
William Lyon Homes, Inc. 8.5% 11/15/20 (h)	730	788
		20,480
Leisure Equipment & Products - 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. 7.875% 5/1/20 (h)	560	578
Media - 0.8%
AMC Networks, Inc. 7.75% 7/15/21	340	385
Bresnan Broadband Holdings LLC 8% 12/15/18 (h)	875	958
Cablevision Systems Corp. 5.875% 9/15/22	2,910	2,823
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,544
5.25% 3/15/21 (h)(j)	1,375	1,375
5.75% 9/1/23 (h)(j)	945	945
8.125% 4/30/20	3,485	3,881
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (h)	$ 325	$ 336
Checkout Holding Corp. 0% 11/15/15 (h)	1,290	938
Cinemark USA, Inc. 5.125% 12/15/22 (h)	355	357
Clear Channel Communications, Inc.:
5.5% 9/15/14	2,355	2,296
5.5% 12/15/16	1,330	865
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (h)	755	789
6.5% 11/15/22 (h)	2,040	2,147
7.625% 3/15/20	585	600
7.625% 3/15/20	4,105	4,249
Comcast Corp.:
4.95% 6/15/16	790	892
5.7% 5/15/18	785	945
6.4% 5/15/38	6,000	7,690
6.4% 3/1/40	4,017	5,183
6.95% 8/15/37	7,000	9,493
COX Communications, Inc.:
3.25% 12/15/22 (h)	2,162	2,174
4.625% 6/1/13	2,632	2,659
Discovery Communications LLC:
3.7% 6/1/15	4,012	4,262
5.05% 6/1/20	168	193
6.35% 6/1/40	3,224	3,930
DISH DBS Corp.:
5.875% 7/15/22	2,655	2,794
6.75% 6/1/21	3,515	3,910
EchoStar Communications Corp. 6.625% 10/1/14	3,000	3,203
Lamar Media Corp.:
5.875% 2/1/22	525	570
7.875% 4/15/18	1,400	1,523
Mood Media Corp. 9.25% 10/15/20 (h)	1,420	1,519
National CineMedia LLC:
6% 4/15/22	2,600	2,789
7.875% 7/15/21	1,380	1,532
NBCUniversal Media LLC:
3.65% 4/30/15	1,216	1,290
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
NBCUniversal Media LLC: - continued
5.15% 4/30/20	$ 4,917	$ 5,838
6.4% 4/30/40	4,249	5,462
News America Holdings, Inc. 7.75% 12/1/45	7,312	10,116
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (h)	1,770	1,748
7.75% 10/15/18	3,165	3,497
11.625% 2/1/14	1,171	1,268
Radio One, Inc. 12.5% 5/24/16 pay-in-kind (l)	4,567	4,590
Regal Entertainment Group 5.75% 2/1/25	340	333
Satelites Mexicanos SA de CV 9.5% 5/15/17	475	494
Sheridan Group, Inc. 12.5% 4/15/14	1,775	1,544
Time Warner Cable, Inc.:
5.5% 9/1/41	11,225	11,764
6.2% 7/1/13	3,131	3,186
6.75% 7/1/18	1,581	1,936
Time Warner, Inc.:
3.15% 7/15/15	451	475
5.375% 10/15/41	1,539	1,659
5.875% 11/15/16	3,738	4,359
6.2% 3/15/40	2,618	3,100
6.5% 11/15/36	2,633	3,175
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (h)	1,340	1,350
7.5% 3/15/19 (h)	480	523
UPCB Finance VI Ltd. 6.875% 1/15/22 (h)	1,250	1,353
Viacom, Inc.:
1.25% 2/27/15	377	380
3.5% 4/1/17	219	236
Videotron Ltd. 9.125% 4/15/18	5,565	5,885
WMG Acquisition Corp. 6% 1/15/21 (h)	470	489
		155,799
Specialty Retail - 0.1%
Albea Beauty Holdings SA 8.375% 11/1/19 (h)	1,730	1,825
Asbury Automotive Group, Inc. 8.375% 11/15/20	565	627
Claire's Stores, Inc. 9% 3/15/19 (h)	3,800	4,199
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (h)(l)	1,175	1,201
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc. 3.8% 11/15/21	$ 201	$ 221
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (h)	3,260	3,598
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (h)	590	608
Sonic Automotive, Inc.:
7% 7/15/22	885	982
9% 3/15/18	1,000	1,098
		14,359
Textiles, Apparel & Luxury Goods - 0.0%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (h)(l)	725	727
TOTAL CONSUMER DISCRETIONARY		265,003
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	236	236
5.375% 11/15/14	2,054	2,216
Beam, Inc. 1.875% 5/15/17	1,176	1,198
FBG Finance Ltd. 5.125% 6/15/15 (h)	3,957	4,325
Fortune Brands, Inc.:
5.375% 1/15/16	1,919	2,135
6.375% 6/15/14	1,002	1,072
Heineken NV:
1.4% 10/1/17 (h)	2,951	2,942
2.75% 4/1/23 (h)	3,085	3,007
SABMiller Holdings, Inc.:
1.85% 1/15/15 (h)	1,947	1,981
2.45% 1/15/17 (h)	1,947	2,031
		21,143
Food & Staples Retailing - 0.1%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (h)	1,030	1,107
ESAL GmbH 6.25% 2/5/23 (h)	925	916
Reddy Ice Corp. 11.25% 3/15/15	3,895	4,041
Rite Aid Corp.:
7.5% 3/1/17	12,125	12,474
7.7% 2/15/27	110	106
9.25% 3/15/20	1,330	1,495
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Tops Markets LLC 8.875% 12/15/17 (h)	$ 675	$ 731
Walgreen Co.:
1% 3/13/15	1,555	1,560
1.8% 9/15/17	2,454	2,489
		24,919
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (h)	417	499
ConAgra Foods, Inc.:
1.9% 1/25/18	2,064	2,088
3.2% 1/25/23	2,400	2,395
4.65% 1/25/43	2,673	2,683
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (h)	405	439
Kraft Foods, Inc.:
6.5% 8/11/17	2,584	3,128
6.5% 2/9/40	2,975	3,895
6.75% 2/19/14	318	336
Michael Foods Holding, Inc. 8.5% 7/15/18 pay-in-kind (h)(l)	425	436
Post Holdings, Inc. 7.375% 2/15/22	1,545	1,669
		17,568
Household Products - 0.0%
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (h)	350	373
6.625% 11/15/22 (h)	415	446
		819
Personal Products - 0.0%
Alphabet Holding Co., Inc. 7.75% 11/1/17 pay-in-kind (h)	1,435	1,492
Prestige Brands, Inc. 8.125% 2/1/20	220	248
Revlon Consumer Products Corp. 5.75% 2/15/21 (h)	1,105	1,095
		2,835
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	4,020	3,943
4.25% 8/9/42	4,020	3,840
9.7% 11/10/18	5,570	7,775
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
3.25% 11/1/22	$ 2,999	$ 2,983
4.75% 11/1/42	4,633	4,535
6.75% 6/15/17	3,979	4,805
7.25% 6/15/37	6,101	7,981
		35,862
TOTAL CONSUMER STAPLES		103,146
ENERGY - 1.4%
Energy Equipment & Services - 0.3%
Cameron International Corp. 1.6% 4/30/15	231	233
DCP Midstream LLC:
4.75% 9/30/21 (h)	5,634	5,966
5.35% 3/15/20 (h)	5,174	5,703
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (h)	880	890
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	5,488	5,903
5% 10/1/21	2,280	2,545
6.5% 4/1/20	2,264	2,736
FMC Technologies, Inc.:
2% 10/1/17	735	741
3.45% 10/1/22	1,333	1,353
Gulfmark Offshore, Inc. 6.375% 3/15/22	365	376
Noble Holding International Ltd.:
3.05% 3/1/16	756	788
3.45% 8/1/15	1,075	1,126
Offshore Group Investment Ltd.:
7.5% 11/1/19 (h)	7,020	7,213
11.5% 8/1/15	2,588	2,821
Oil States International, Inc. 6.5% 6/1/19	1,420	1,519
Pacific Drilling V Ltd. 7.25% 12/1/17 (h)	2,800	2,954
Precision Drilling Corp.:
6.5% 12/15/21	315	334
6.625% 11/15/20	1,580	1,675
Pride International, Inc. 6.875% 8/15/20	1,355	1,698
Transocean, Inc. 5.05% 12/15/16	3,719	4,143
Unit Corp. 6.625% 5/15/21	4,515	4,696
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd.:
4.95% 10/15/13	$ 2,346	$ 2,406
5.15% 3/15/13	3,067	3,070
		60,889
Oil, Gas & Consumable Fuels - 1.1%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,680	1,659
Alpha Natural Resources, Inc.:
6% 6/1/19	1,735	1,575
6.25% 6/1/21	1,675	1,487
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,489	1,712
6.375% 9/15/17	20,246	24,179
6.45% 9/15/36	4,261	5,228
Apache Corp. 3.25% 4/15/22	193	200
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23 (h)	1,155	1,149
Cenovus Energy, Inc. 4.5% 9/15/14	745	787
Continental Resources, Inc. 5% 9/15/22	2,690	2,838
Crestwood Midstream Partners LP/Finance Corp.:
7.75% 4/1/19	860	897
7.75% 4/1/19 (h)	1,130	1,170
DCP Midstream Operating LP:
2.5% 12/1/17	2,677	2,707
4.95% 4/1/22	1,048	1,129
Denbury Resources, Inc.:
4.625% 7/15/23	4,625	4,527
8.25% 2/15/20	1,973	2,215
Duke Energy Field Services:
5.375% 10/15/15 (h)	1,647	1,795
6.45% 11/3/36 (h)	3,753	4,218
El Paso Natural Gas Co. 5.95% 4/15/17	1,260	1,458
Enbridge Energy Partners LP 4.2% 9/15/21	6,629	7,012
Encana Holdings Finance Corp. 5.8% 5/1/14	3,892	4,107
Enterprise Products Operating LP:
5.6% 10/15/14	1,482	1,594
5.65% 4/1/13	410	411
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	$ 885	$ 956
EPE Holdings LLC/EP Energy Bond Co., Inc. 8.125% 12/15/17 pay-in-kind (h)(l)	1,410	1,431
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	1,715	1,796
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,540	1,671
9.375% 5/1/20	4,780	5,437
Forest Oil Corp.:
7.25% 6/15/19	1,670	1,678
7.5% 9/15/20 (h)	1,735	1,861
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21 (h)	575	594
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)	677	793
Halcon Resources Corp. 8.875% 5/15/21 (h)	1,030	1,105
Kodiak Oil & Gas Corp.:
5.5% 1/15/21 (h)	485	502
8.125% 12/1/19	1,325	1,487
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (h)	3,855	3,932
6.5% 5/15/19	1,820	1,879
Marathon Petroleum Corp.:
3.5% 3/1/16	409	437
5.125% 3/1/21	3,173	3,694
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	610	637
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (h)	2,559	2,668
Motiva Enterprises LLC:
5.75% 1/15/20 (h)	3,614	4,340
6.85% 1/15/40 (h)	2,906	3,916
Nakilat, Inc. 6.067% 12/31/33 (h)	1,839	2,234
Nexen, Inc.:
5.2% 3/10/15	1,224	1,324
6.2% 7/30/19	1,865	2,298
Occidental Petroleum Corp. 2.7% 2/15/23	1,608	1,623
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 8.375% 6/1/20 (h)	425	448
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	$ 5,238	$ 5,476
7.875% 3/15/19	5,564	6,811
Petroleos Mexicanos:
3.5% 1/30/23 (h)	4,530	4,439
4.875% 1/24/22	2,315	2,543
5.5% 1/21/21	5,342	6,109
5.5% 6/27/44	8,991	9,193
6% 3/5/20	1,974	2,321
6.5% 6/2/41	3,561	4,193
Phillips 66:
1.95% 3/5/15	1,526	1,560
2.95% 5/1/17	1,527	1,616
4.3% 4/1/22	5,338	5,884
5.875% 5/1/42	4,552	5,416
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	2,631	2,775
3.95% 9/15/15	308	332
6.125% 1/15/17	1,880	2,200
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20	1,075	1,134
Rockies Express Pipeline LLC 6% 1/15/19 (h)	2,215	2,171
Southeast Supply Header LLC 4.85% 8/15/14 (h)	1,176	1,221
Spectra Energy Capital, LLC 5.65% 3/1/20	944	1,108
Spectra Energy Partners, LP:
2.95% 6/15/16	1,059	1,094
4.6% 6/15/21	1,296	1,384
Suncor Energy, Inc. 6.1% 6/1/18	7,771	9,422
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	760	828
Tesoro Corp.:
4.25% 10/1/17	765	796
5.375% 10/1/22	865	900
Texas Eastern Transmission LP 6% 9/15/17 (h)	948	1,120
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)	5,281	5,476
Western Gas Partners LP 5.375% 6/1/21	7,147	8,082
		218,399
TOTAL ENERGY		279,288
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 5.1%
Capital Markets - 0.7%
Bear Stearns Companies, Inc. 5.3% 10/30/15	$ 878	$ 972
BlackRock, Inc.:
3.375% 6/1/22	274	289
4.25% 5/24/21	414	465
Goldman Sachs Group, Inc.:
2.375% 1/22/18	10,000	10,132
5.75% 1/24/22	14,718	17,272
5.95% 1/18/18	4,242	4,962
6.15% 4/1/18	3,466	4,096
Lazard Group LLC:
6.85% 6/15/17	5,189	5,981
7.125% 5/15/15	1,855	2,057
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	9,300	10,608
6.4% 8/28/17	4,204	4,936
7.75% 5/14/38	7,615	10,289
Morgan Stanley:
3.75% 2/25/23	6,745	6,816
4% 7/24/15	1,137	1,200
4.75% 4/1/14	335	347
4.875% 11/1/22	7,126	7,525
5.375% 10/15/15	15,930	17,390
5.5% 7/28/21	1,128	1,295
5.625% 9/23/19	453	524
5.75% 1/25/21	4,278	4,961
5.95% 12/28/17	250	290
6% 4/28/15	22,938	25,040
6.625% 4/1/18	1,494	1,778
UBS AG Stamford Branch 2.25% 1/28/14	1,003	1,018
		140,243
Commercial Banks - 1.1%
Associated Banc Corp. 5.125% 3/28/16	1,852	2,030
Bank of America NA 5.3% 3/15/17	14,681	16,457
BB&T Corp. 3.95% 3/22/22	1,495	1,602
CIT Group, Inc.:
4.25% 8/15/17	2,760	2,857
4.75% 2/15/15 (h)	4,790	5,041
5% 8/15/22	2,195	2,349
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
CIT Group, Inc.: - continued
5.25% 3/15/18	$ 3,215	$ 3,456
5.375% 5/15/20	2,805	3,057
5.5% 2/15/19 (h)	5,285	5,747
Comerica Bank 5.7% 6/1/14	507	537
Comerica, Inc. 4.8% 5/1/15	1,013	1,086
Credit Suisse 6% 2/15/18	12,547	14,477
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,347
Discover Bank:
7% 4/15/20	3,075	3,819
8.7% 11/18/19	532	712
Fifth Third Bancorp:
3.5% 3/15/22	529	552
4.5% 6/1/18	418	465
5.45% 1/15/17	1,848	2,084
8.25% 3/1/38	3,116	4,350
Fifth Third Bank 4.75% 2/1/15	680	727
Fifth Third Capital Trust IV 6.5% 4/15/67 (l)	3,790	3,795
HBOS PLC 6.75% 5/21/18 (h)	408	452
Huntington Bancshares, Inc. 7% 12/15/20	2,561	3,176
Intesa Sanpaolo SpA:
3.125% 1/15/16	9,095	8,974
3.875% 1/16/18	18,369	18,053
JPMorgan Chase Bank 6% 10/1/17	1,942	2,299
KeyBank NA:
5.45% 3/3/16	2,302	2,596
5.8% 7/1/14	7,641	8,153
KeyCorp. 5.1% 3/24/21	519	604
Marshall & Ilsley Bank:
4.85% 6/16/15	3,881	4,159
5% 1/17/17	7,888	8,672
Regions Bank:
6.45% 6/26/37	8,253	8,831
7.5% 5/15/18	6,849	8,356
Regions Financial Corp.:
5.75% 6/15/15	1,067	1,159
7.75% 11/10/14	4,922	5,427
Royal Bank of Scotland Group PLC 6.125% 12/15/22	35,362	37,110
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.:
0.608% 4/1/15 (l)	$ 8,610	$ 8,443
3.5% 1/20/17	3,871	4,166
3.6% 4/15/16	252	270
UnionBanCal Corp.:
3.5% 6/18/22	5,802	6,034
5.25% 12/16/13	893	925
Wachovia Bank NA 4.8% 11/1/14	461	492
Wachovia Corp.:
5.625% 10/15/16	4,581	5,245
5.75% 6/15/17	1,728	2,034
Wells Fargo & Co.:
1.5% 7/1/15	1,400	1,425
3.676% 6/15/16	2,210	2,397
		225,999
Consumer Finance - 0.7%
Ally Financial, Inc.:
4.625% 6/26/15	2,540	2,670
5.5% 2/15/17	5,165	5,565
6.25% 12/1/17	1,800	2,009
American Express Credit Corp.:
2.75% 9/15/15	1,352	1,414
2.8% 9/19/16	519	549
American Honda Finance Corp. 1.45% 2/27/15 (h)	1,975	2,003
Discover Financial Services:
3.85% 11/21/22 (h)	1,983	2,029
5.2% 4/27/22	2,146	2,429
6.45% 6/12/17	10,512	12,347
Ford Motor Credit Co. LLC:
2.5% 1/15/16	14,000	14,254
3% 6/12/17	5,430	5,568
4.25% 2/3/17	8,050	8,618
5.75% 2/1/21	2,190	2,478
5.875% 8/2/21	2,820	3,216
General Electric Capital Corp.:
1% 12/11/15	4,600	4,632
2.1% 12/11/19	1,572	1,602
2.15% 1/9/15	2,265	2,327
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
2.25% 11/9/15	$ 534	$ 553
4.625% 1/7/21	703	795
5.625% 9/15/17	17,812	20,983
General Motors Acceptance Corp. 8% 11/1/31	3,240	4,050
GMAC LLC:
6.75% 12/1/14	2,355	2,532
8% 12/31/18	6,035	7,167
8% 11/1/31	21,966	27,567
HSBC USA, Inc. 1.625% 1/16/18	4,988	5,010
Hyundai Capital America:
1.625% 10/2/15 (h)	1,867	1,881
2.125% 10/2/17 (h)	2,063	2,081
		146,329
Diversified Financial Services - 0.9%
ABB Finance (USA), Inc. 2.875% 5/8/22	1,515	1,533
Bank of America Corp.:
3.875% 3/22/17	781	841
5.875% 2/7/42	6,365	7,742
6.5% 8/1/16	1,010	1,166
7.375% 5/15/14	26	28
BP Capital Markets PLC:
3.125% 10/1/15	1,114	1,180
4.5% 10/1/20	1,106	1,257
4.742% 3/11/21	4,210	4,871
Calpine Construction Finance Co. LP 8% 6/1/16 (h)	6,880	7,241
Citigroup, Inc.:
3.953% 6/15/16	5,674	6,099
4.05% 7/30/22	2,389	2,481
4.45% 1/10/17	14,158	15,636
4.5% 1/14/22	4,016	4,470
4.75% 5/19/15	13,577	14,571
5.875% 1/30/42	121	147
5.9% (i)(l)	5,610	5,708
6.125% 5/15/18	685	820
6.5% 8/19/13	18,301	18,796
General Motors Financial Co., Inc.:
4.75% 8/15/17 (h)	8,705	9,118
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
General Motors Financial Co., Inc.: - continued
6.75% 6/1/18	$ 6,765	$ 7,780
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	7,625	7,940
8% 1/15/18	1,015	1,087
JPMorgan Chase & Co.:
3.15% 7/5/16	8,974	9,500
3.25% 9/23/22	10,000	10,095
3.4% 6/24/15	1,092	1,154
Landry's Acquisition Co. 9.375% 5/1/20 (h)	875	936
Lynx I Corp. 5.375% 4/15/21 (h)	770	791
Lynx II Corp. 6.375% 4/15/23 (h)	435	451
NSG Holdings II, LLC 7.75% 12/15/25 (h)	5,023	5,224
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (h)	5,782	5,918
Studio City Finance Ltd. 8.5% 12/1/20 (h)	5,600	6,160
TECO Finance, Inc.:
4% 3/15/16	1,242	1,338
5.15% 3/15/20	2,029	2,348
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (h)	1,155	1,210
9.625% 6/15/18 pay-in-kind	810	864
UPCB Finance III Ltd. 6.625% 7/1/20 (h)	2,150	2,306
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(l)	3,888	4,007
		172,814
Insurance - 0.8%
A-S Co.-Issuer Subsidiary, Inc./A-S Merger Sub LLC 7.875% 12/15/20 (h)	580	581
American International Group, Inc.:
2.375% 8/24/15	14,000	14,365
3.8% 3/22/17	5,298	5,753
4.875% 9/15/16	1,873	2,093
4.875% 6/1/22	3,800	4,311
5.85% 1/16/18	12,000	14,119
Aon Corp.:
3.125% 5/27/16	3,402	3,590
3.5% 9/30/15	3,819	4,022
5% 9/30/20	107	122
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Axis Capital Holdings Ltd. 5.75% 12/1/14	$ 329	$ 351
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(l)	2,008	2,068
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,082	1,203
5.125% 4/15/22	9,846	11,347
5.375% 3/15/17	595	678
6.625% 4/15/42	8,421	10,887
Liberty Mutual Group, Inc.:
5% 6/1/21 (h)	6,063	6,625
6.5% 3/15/35 (h)	1,064	1,198
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,128	4,677
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (h)	2,993	3,410
MetLife, Inc.:
1.756% 12/15/17 (e)	2,474	2,503
5% 6/15/15	686	751
6.75% 6/1/16	3,874	4,572
Metropolitan Life Global Funding I 3% 1/10/23 (h)	3,522	3,515
Monumental Global Funding III 5.5% 4/22/13 (h)	2,967	2,987
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (h)	3,585	4,552
Pacific Life Global Funding 5.15% 4/15/13 (h)	1,422	1,429
Pacific Life Insurance Co. 9.25% 6/15/39 (h)	3,048	4,454
Pacific LifeCorp:
5.125% 1/30/43 (h)	5,462	5,346
6% 2/10/20 (h)	7,857	9,034
Prudential Financial, Inc.:
3.875% 1/14/15	2,500	2,637
4.5% 11/16/21	1,461	1,624
7.375% 6/15/19	1,880	2,411
QBE Insurance Group Ltd. 5.647% 7/1/23 (h)(l)	544	542
Symetra Financial Corp. 6.125% 4/1/16 (h)	6,715	7,463
Unum Group:
5.625% 9/15/20	2,879	3,331
5.75% 8/15/42	5,561	6,014
7.125% 9/30/16	1,802	2,106
		156,671
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	$ 1,705	$ 1,842
AvalonBay Communities, Inc. 4.95% 3/15/13	216	216
Boston Properties, Inc. 3.85% 2/1/23	6,720	7,118
BRE Properties, Inc. 5.5% 3/15/17	2,027	2,303
Camden Property Trust:
2.95% 12/15/22	2,154	2,094
5.375% 12/15/13	2,150	2,224
DDR Corp. 4.625% 7/15/22	3,877	4,191
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,595	5,081
7.5% 4/1/17	4,966	5,922
9.625% 3/15/16	1,675	2,047
Duke Realty LP:
3.875% 10/15/22	4,238	4,352
4.375% 6/15/22	3,202	3,416
4.625% 5/15/13	1,007	1,014
5.4% 8/15/14	1,096	1,158
5.5% 3/1/16	2,930	3,231
6.75% 3/15/20	1,161	1,420
8.25% 8/15/19	1,838	2,393
Equity One, Inc.:
3.75% 11/15/22	7,300	7,169
5.375% 10/15/15	672	734
6% 9/15/17	666	762
6.25% 1/15/17	530	604
Federal Realty Investment Trust:
5.4% 12/1/13	257	266
5.9% 4/1/20	1,379	1,643
6.2% 1/15/17	365	425
HCP, Inc. 3.15% 8/1/22	8,000	7,959
Health Care REIT, Inc.:
2.25% 3/15/18	11,764	11,870
4.125% 4/1/19	11,300	12,287
HRPT Properties Trust:
5.75% 11/1/15	1,241	1,347
6.25% 6/15/17	726	793
6.65% 1/15/18	490	557
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	3,200	3,376
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.: - continued
6.75% 10/15/22	$ 1,885	$ 2,078
Washington (REIT) 5.25% 1/15/14	988	1,019
Weingarten Realty Investors 3.375% 10/15/22	1,098	1,079
		103,990
Real Estate Management & Development - 0.4%
AMB Property LP 5.9% 8/15/13	1,520	1,550
BioMed Realty LP:
3.85% 4/15/16	6,469	6,889
4.25% 7/15/22	2,511	2,630
6.125% 4/15/20	1,822	2,129
Brandywine Operating Partnership LP:
3.95% 2/15/23	6,445	6,489
4.95% 4/15/18	2,451	2,725
5.7% 5/1/17	268	303
6% 4/1/16	2,467	2,768
7.5% 5/15/15	698	785
CB Richard Ellis Services, Inc. 6.625% 10/15/20	900	974
Digital Realty Trust LP:
4.5% 7/15/15	2,465	2,625
5.25% 3/15/21	2,876	3,197
ERP Operating LP 5.75% 6/15/17	1,446	1,696
Host Hotels & Resorts LP 4.75% 3/1/23	1,290	1,380
Liberty Property LP:
3.375% 6/15/23	2,951	2,918
4.125% 6/15/22	2,746	2,881
4.75% 10/1/20	6,595	7,265
5.125% 3/2/15	1,317	1,411
5.5% 12/15/16	2,022	2,292
Mack-Cali Realty LP:
2.5% 12/15/17	4,037	4,091
4.5% 4/18/22	1,689	1,797
7.75% 8/15/19	2,149	2,722
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,189
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)	2,161	2,284
5.5% 1/15/14 (h)	935	963
5.7% 4/15/17 (h)	2,286	2,523
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp. 9% 1/15/20 (h)	$ 1,170	$ 1,343
Regency Centers LP:
4.95% 4/15/14	360	375
5.25% 8/1/15	3,216	3,505
5.875% 6/15/17	639	736
Simon Property Group LP:
2.8% 1/30/17	67	71
4.2% 2/1/15	1,785	1,886
Tanger Properties LP:
6.125% 6/1/20	7,035	8,618
6.15% 11/15/15	900	1,021
Ventas Realty LP 2% 2/15/18	3,611	3,621
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (h)	510	520
		90,172
TOTAL FINANCIALS		1,036,218
HEALTH CARE - 1.0%
Biotechnology - 0.1%
Amgen, Inc.:
3.875% 11/15/21	1,497	1,629
5.15% 11/15/41	14,179	15,531
Celgene Corp. 2.45% 10/15/15	1,882	1,952
		19,112
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19	2,945	3,159
Teleflex, Inc. 6.875% 6/1/19	1,665	1,811
		4,970
Health Care Providers & Services - 0.7%
Aetna, Inc.:
1.5% 11/15/17	706	709
2.75% 11/15/22	2,850	2,782
4.125% 11/15/42	1,591	1,530
Community Health Systems, Inc.:
5.125% 8/15/18	1,275	1,340
7.125% 7/15/20	1,305	1,408
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Coventry Health Care, Inc.:
5.95% 3/15/17	$ 1,030	$ 1,199
6.3% 8/15/14	2,132	2,289
DaVita, Inc.:
5.75% 8/15/22	1,215	1,267
6.625% 11/1/20	1,555	1,691
Express Scripts Holding Co.:
3.9% 2/15/22	1,585	1,689
4.75% 11/15/21	9,848	11,123
6.125% 11/15/41	4,534	5,666
Express Scripts, Inc.:
3.125% 5/15/16	5,121	5,405
6.25% 6/15/14	1,491	1,593
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (h)	665	758
HCA Holdings, Inc.:
6.25% 2/15/21	1,415	1,495
7.75% 5/15/21	13,495	14,895
HCA, Inc.:
4.75% 5/1/23	2,715	2,708
5.875% 3/15/22	5,645	6,082
5.875% 5/1/23	2,555	2,644
6.5% 2/15/20	10,450	11,769
7.5% 2/15/22	3,250	3,750
7.875% 2/15/20	2,825	3,132
9.875% 2/15/17	551	579
HealthSouth Corp. 5.75% 11/1/24	780	784
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (h)	2,940	2,528
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,610	3,773
4.125% 9/15/20	3,728	4,052
Multiplan, Inc. 9.875% 9/1/18 (h)	3,385	3,757
Radiation Therapy Services, Inc. 8.875% 1/15/17	2,875	2,825
Rural/Metro Corp. 10.125% 7/15/19 (h)	995	980
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	1,550	1,674
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (h)(l)	4,790	4,886
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp.:
4.5% 4/1/21 (h)	$ 1,030	$ 1,015
8.875% 7/1/19	4,610	5,209
9.875% 7/1/14	4,690	5,147
UnitedHealth Group, Inc.:
1.4% 10/15/17	1,172	1,177
1.625% 3/15/19	1,694	1,697
2.75% 2/15/23	957	946
2.875% 3/15/23	7,311	7,286
3.95% 10/15/42	1,306	1,233
4.25% 3/15/43	4,000	3,949
WellPoint, Inc.:
1.25% 9/10/15	89	90
1.875% 1/15/18	161	163
3.3% 1/15/23	3,769	3,815
4.65% 1/15/43	4,578	4,631
		149,120
Health Care Technology - 0.0%
IMS Health, Inc. 6% 11/1/20 (h)	715	744
Pharmaceuticals - 0.2%
AbbVie, Inc.:
1.75% 11/6/17 (h)	5,738	5,810
2.9% 11/6/22 (h)	5,885	5,883
4.4% 11/6/42 (h)	5,747	5,846
Novartis Capital Corp. 2.4% 9/21/22	1,088	1,078
Valeant Pharmaceuticals International 6.375% 10/15/20 (h)	1,445	1,555
VPI Escrow Corp. 6.375% 10/15/20 (h)	2,600	2,795
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	1,940	1,957
5% 8/15/14	2,209	2,337
Zoetis, Inc.:
1.15% 2/1/16 (h)	5,035	5,050
1.875% 2/1/18 (h)	898	901
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.: - continued
3.25% 2/1/23 (h)	$ 2,190	$ 2,204
4.7% 2/1/43 (h)	2,197	2,251
		37,667
TOTAL HEALTH CARE		211,613
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (h)	1,753	1,832
6.375% 6/1/19 (h)	3,650	4,355
Bombardier, Inc. 6.125% 1/15/23 (h)	1,145	1,172
DigitalGlobe, Inc. 5.25% 2/1/21 (h)	425	421
GenCorp, Inc. 7.125% 3/15/21 (h)	320	333
		8,113
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. 2.45% 10/1/22	1,559	1,547
Airlines - 0.1%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	60	63
9.798% 4/1/21	2,861	3,233
6.125% 4/29/18 (h)	415	414
6.648% 3/15/19	3,020	3,235
6.9% 7/2/19	852	908
7.339% 4/19/14	669	682
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,747	1,835
8.36% 1/20/19	1,442	1,576
		11,946
Building Products - 0.1%
Associated Materials LLC 9.125% 11/1/17	465	485
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (h)	330	342
Gibraltar Industries, Inc. 6.25% 2/1/21 (h)	185	196
HD Supply, Inc.:
8.125% 4/15/19 (h)	2,870	3,236
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - continued
HD Supply, Inc.: - continued
10.5% 1/15/21 (h)	$ 750	$ 775
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (h)(l)	330	363
Nortek, Inc. 8.5% 4/15/21 (h)	925	1,018
Ply Gem Industries, Inc. 8.25% 2/15/18	3,300	3,572
USG Corp.:
6.3% 11/15/16	170	179
7.875% 3/30/20 (h)	905	1,036
9.75% 1/15/18	975	1,147
		12,349
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
6.375% 12/1/19 (h)	3,360	3,280
8.75% 12/1/20 (h)	2,240	2,218
ARAMARK Corp. 5.75% 3/15/20 (h)(j)	1,345	1,374
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (h)(l)	2,045	2,088
Clean Harbors, Inc. 5.125% 6/1/21 (h)	740	751
Covanta Holding Corp.:
6.375% 10/1/22	1,290	1,399
7.25% 12/1/20	1,920	2,106
International Lease Finance Corp.:
5.625% 9/20/13	5,290	5,399
5.65% 6/1/14	4,439	4,639
6.375% 3/25/13	6,647	6,667
6.625% 11/15/13	8,252	8,541
Tervita Corp.:
8% 11/15/18 (h)	1,025	1,056
9.75% 11/1/19 (h)	2,655	2,628
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (h)	1,200	1,188
		43,334
Electrical Equipment - 0.0%
Anixter International, Inc. 5.625% 5/1/19	705	746
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	17,973	17,969
Machinery - 0.0%
Briggs & Stratton Corp. 6.875% 12/15/20	920	1,040
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Deere & Co. 2.6% 6/8/22	$ 1,988	$ 2,003
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (h)	910	974
		4,017
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	1,035	1,036
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	1,725	1,492
8.875% 11/1/17	1,420	1,445
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	505	530
		4,503
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22 (h)	1,515	1,564
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC:
4.4% 3/15/42	9,840	9,910
5.05% 3/1/41	7,178	7,954
HDTFS, Inc.:
5.875% 10/15/20 (h)	1,120	1,163
6.25% 10/15/22 (h)	800	860
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (h)	965	1,049
Western Express, Inc. 12.5% 4/15/15 (h)	3,725	2,663
		23,599
Trading Companies & Distributors - 0.2%
International Lease Finance Corp.:
5.75% 5/15/16	1,840	1,979
5.875% 5/1/13	3,460	3,482
6.25% 5/15/19	3,035	3,324
7.125% 9/1/18 (h)	5,560	6,498
8.25% 12/15/20	4,165	5,102
8.625% 9/15/15	4,640	5,278
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
International Lease Finance Corp.: - continued
8.625% 1/15/22	$ 3,910	$ 4,966
VWR Funding, Inc. 7.25% 9/15/17 (h)	2,695	2,836
		33,465
TOTAL INDUSTRIALS		163,152
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Avaya, Inc.:
7% 4/1/19 (h)	2,295	2,192
9% 4/1/19 (h)	3,495	3,595
10.125% 11/1/15 pay-in-kind (l)	4,428	4,356
Hughes Satellite Systems Corp. 6.5% 6/15/19	7,595	8,317
Lucent Technologies, Inc.:
6.45% 3/15/29	11,996	9,327
6.5% 1/15/28	1,110	855
		28,642
Electronic Equipment & Components - 0.0%
Infor US, Inc. 9.375% 4/1/19	755	847
Tyco Electronics Group SA:
1.6% 2/3/15	156	158
5.95% 1/15/14	4,453	4,651
6.55% 10/1/17	815	974
		6,630
Internet Software & Services - 0.0%
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (h)	885	943
IAC/InterActiveCorp 4.75% 12/15/22 (h)	1,475	1,434
		2,377
IT Services - 0.2%
Ceridian Corp. 8.875% 7/15/19 (h)	1,110	1,243
First Data Corp.:
6.75% 11/1/20 (h)	6,215	6,370
11.25% 1/15/21 (h)	4,125	4,192
SunGard Data Systems, Inc.:
4.875% 1/15/14	12,355	12,664
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc.: - continued
6.625% 11/1/19 (h)	$ 2,205	$ 2,252
The Western Union Co. 2.375% 12/10/15	128	130
WEX, Inc. 4.75% 2/1/23 (h)	615	597
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (h)	3,270	3,540
13.375% 10/15/19 (h)	1,780	1,931
		32,919
Office Electronics - 0.1%
Xerox Corp.:
1.1101% 5/16/14 (l)	8,470	8,454
2.95% 3/15/17	947	971
4.25% 2/15/15	1,130	1,189
		10,614
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. 10.125% 3/15/18 (h)	3,182	3,524
NXP BV/NXP Funding LLC:
3.054% 10/15/13 (l)	85	85
5.75% 2/15/21 (h)	1,595	1,631
9.75% 8/1/18 (h)	380	434
Spansion LLC:
7.875% 11/15/17	1,150	1,208
11.25% 1/15/16 (d)(h)	905	0
Viasystems, Inc. 7.875% 5/1/19 (h)	2,570	2,679
		9,561
Software - 0.0%
Nuance Communications, Inc. 5.375% 8/15/20 (h)	640	648
TOTAL INFORMATION TECHNOLOGY		91,391
MATERIALS - 0.5%
Chemicals - 0.1%
Axiall Corp. 4.875% 5/15/23 (h)	380	385
Eagle Spinco, Inc. 4.625% 2/15/21 (h)	640	648
Ecolab, Inc. 1.45% 12/8/17	3,078	3,064
Hexion US Finance Corp. 6.625% 4/15/20 (h)	2,810	2,764
INEOS Group Holdings PLC 8.5% 2/15/16 (h)	3,470	3,526
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Kinove German Bondco GmbH 9.625% 6/15/18 (h)	$ 1,060	$ 1,166
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	3,135	3,217
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (h)(l)	1,000	998
PolyOne Corp. 5.25% 3/15/23 (h)	1,360	1,374
Rockwood Specialties Group, Inc. 4.625% 10/15/20	2,285	2,362
The Dow Chemical Co. 7.6% 5/15/14	3,698	3,999
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (h)	2,835	2,821
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (h)	585	608
		26,932
Construction Materials - 0.0%
CEMEX Finance LLC 9.375% 10/12/22 (h)	1,420	1,651
CEMEX SA de CV 5.311% 9/30/15 (h)(l)	2,815	2,857
CRH America, Inc. 6% 9/30/16	2,470	2,814
		7,322
Containers & Packaging - 0.1%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (h)	1,937	2,101
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (h)	200	218
9.125% 10/15/20 (h)	685	747
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.:
7.375% 10/15/17 (h)	300	326
9.125% 10/15/20 (h)	690	750
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
4.875% 11/15/22 (h)	275	272
7% 11/15/20 (h)	715	720
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)	555	597
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	2,040	2,224
Owens-Illinois, Inc. 7.8% 5/15/18	350	410
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16	1,775	1,882
Sappi Papier Holding GmbH 6.625% 4/15/21 (h)	375	388
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Sealed Air Corp. 6.5% 12/1/20 (h)	$ 1,065	$ 1,158
Tekni-Plex, Inc. 9.75% 6/1/19 (h)	1,165	1,282
		13,075
Metals & Mining - 0.2%
Anglo American Capital PLC 9.375% 4/8/14 (h)	2,700	2,940
Calcipar SA 6.875% 5/1/18 (h)	720	755
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (h)	7,189	7,590
Edgen Murray Corp. 8.75% 11/1/20 (h)	1,135	1,158
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (h)	1,770	1,836
6.375% 2/1/16 (h)	1,180	1,230
6.875% 4/1/22 (h)	1,770	1,894
7% 11/1/15 (h)	1,865	1,954
Inmet Mining Corp. 7.5% 6/1/21 (h)	725	774
New Gold, Inc.:
6.25% 11/15/22 (h)	615	649
7% 4/15/20 (h)	345	370
Prince Mineral Holding Corp. 11.5% 12/15/19 (h)	405	437
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (h)	1,335	1,402
8.25% 1/15/21 (h)	750	797
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (h)	3,375	3,696
11.25% 10/15/18 (h)	745	760
Severstal Columbus LLC 10.25% 2/15/18	4,845	5,184
Steel Dynamics, Inc.:
6.125% 8/15/19 (h)	1,115	1,193
6.375% 8/15/22 (h)	990	1,057
Vale Overseas Ltd. 6.25% 1/23/17	3,128	3,578
		39,254
Paper & Forest Products - 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp. 6.375% 11/1/20 (h)	350	370
Clearwater Paper Corp. 4.5% 2/1/23 (h)	1,250	1,234
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% 1/15/19	$ 4,605	$ 4,858
11.75% 1/15/19	2,615	1,915
		8,377
TOTAL MATERIALS		94,960
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.4%
Altice Financing SA 7.875% 12/15/19 (h)	550	594
Altice Finco SA 9.875% 12/15/20 (h)	585	649
AT&T, Inc.:
2.4% 8/15/16	293	307
2.5% 8/15/15	1,139	1,186
4.35% 6/15/45 (h)	1,320	1,242
5.55% 8/15/41	12,789	14,428
6.3% 1/15/38	5,000	6,093
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	88
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,908	1,850
CenturyLink, Inc.:
5.15% 6/15/17	440	463
6% 4/1/17	3,101	3,362
6.15% 9/15/19	3,331	3,590
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (h)	2,288	2,482
Eileme 2 AB 11.625% 1/31/20 (h)	1,725	1,992
Embarq Corp.:
7.082% 6/1/16	3,027	3,478
7.995% 6/1/36	2,621	2,781
FairPoint Communications, Inc. 8.75% 8/15/19 (h)	365	364
Frontier Communications Corp. 7.125% 1/15/23	2,055	2,112
Level 3 Communications, Inc. 8.875% 6/1/19 (h)	435	471
Level 3 Financing, Inc. 7% 6/1/20 (h)	1,460	1,540
Sprint Capital Corp.:
6.875% 11/15/28	1,415	1,429
6.9% 5/1/19	7,925	8,618
8.75% 3/15/32	3,565	4,189
Verizon Communications, Inc.:
3.85% 11/1/42	11,300	10,179
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
6.1% 4/15/18	$ 1,909	$ 2,325
6.25% 4/1/37	3,729	4,615
Wind Acquisition Finance SA 7.25% 2/15/18 (h)	1,860	1,916
		82,343
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
2.375% 9/8/16	307	318
3.625% 3/30/15	2,672	2,816
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (h)	1,082	1,171
14.75% 12/1/16 (h)	3,050	4,278
Digicel Group Ltd.:
6% 4/15/21 (h)(j)	2,805	2,798
7% 2/15/20 (h)	275	289
8.25% 9/30/20 (h)	4,060	4,330
12% 4/1/14 (h)	3,990	4,259
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 6.35% 3/15/40	1,699	1,874
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (h)	2,670	2,697
7.25% 4/1/19	7,260	7,805
7.5% 4/1/21	5,500	5,954
NII Capital Corp. 7.625% 4/1/21	2,609	1,826
NII International Telecom S.C.A. 11.375% 8/15/19 (h)	1,165	1,212
SBA Communications Corp. 5.625% 10/1/19 (h)	1,870	1,919
Sprint Nextel Corp.:
6% 11/15/22	10,910	11,019
7% 8/15/20	5,860	6,373
9% 11/15/18 (h)	6,595	8,178
Vodafone Group PLC 5% 12/16/13	2,129	2,205
		71,321
TOTAL TELECOMMUNICATION SERVICES		153,664
UTILITIES - 1.4%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17	4,026	4,878
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
American Electric Power Co., Inc.:
1.65% 12/15/17	$ 2,349	$ 2,357
2.95% 12/15/22	2,224	2,216
Cleveland Electric Illuminating Co. 5.65% 12/15/13	6,403	6,635
Commonwealth Edison Co. 1.95% 9/1/16	183	190
Duke Capital LLC 5.668% 8/15/14	2,770	2,955
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)	3,934	4,661
6.4% 9/15/20 (h)	8,922	10,730
Edison International 3.75% 9/15/17	3,355	3,646
Edison Mission Energy 7% 5/15/17 (d)	510	258
Entergy Louisiana LLC 1.875% 12/15/14	168	171
FirstEnergy Corp.:
2.75% 3/15/18	2,486	2,486
4.25% 3/15/23	7,046	7,041
7.375% 11/15/31	8,041	9,550
FirstEnergy Solutions Corp.:
4.8% 2/15/15	3,304	3,529
6.05% 8/15/21	9,830	11,701
InterGen NV 9% 6/30/17 (h)	7,050	6,733
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)	3,670	4,110
LG&E and KU Energy LLC:
2.125% 11/15/15	3,785	3,878
3.75% 11/15/20	745	792
Mirant Americas Generation LLC:
8.5% 10/1/21	6,695	7,867
9.125% 5/1/31	1,745	1,941
Nevada Power Co.:
6.5% 5/15/18	5,100	6,327
6.5% 8/1/18	1,191	1,489
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	513	518
Pennsylvania Electric Co. 6.05% 9/1/17	450	526
Pepco Holdings, Inc. 2.7% 10/1/15	3,805	3,950
Progress Energy, Inc.:
4.4% 1/15/21	336	374
6% 12/1/39	3,060	3,712
Sierra Pacific Power Co. 5.45% 9/1/13	1,183	1,211
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Southern Co. 2.375% 9/15/15	$ 326	$ 339
West Penn Power Co. 5.95% 12/15/17 (h)	10,500	12,381
		129,152
Gas Utilities - 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	830	894
7% 5/20/22	1,785	1,928
Southern Natural Gas Co. 5.9% 4/1/17 (h)	260	304
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,922
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	950	962
		6,010
Independent Power Producers & Energy Traders - 0.4%
Atlantic Power Corp. 9% 11/15/18	1,655	1,787
Calpine Corp. 7.875% 1/15/23 (h)	5,578	6,122
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	3,174	3,610
10% 12/1/20 (h)	8,915	10,052
11% 10/1/21	6,978	7,746
11.75% 3/1/22 (h)	19,685	22,736
GenOn Energy, Inc.:
9.5% 10/15/18	520	619
9.875% 10/15/20	1,743	2,004
NRG Energy, Inc. 6.625% 3/15/23 (h)	3,130	3,326
PSEG Power LLC 2.75% 9/15/16	1,379	1,436
RRI Energy, Inc. 7.625% 6/15/14	1,940	2,071
The AES Corp.:
7.375% 7/1/21	1,580	1,785
7.75% 10/15/15	4,660	5,184
TXU Corp.:
5.55% 11/15/14	61	53
6.5% 11/15/24	4,555	3,086
6.55% 11/15/34	7,295	4,815
		76,432
Multi-Utilities - 0.4%
Ameren Illinois Co. 6.125% 11/15/17	243	293
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	$ 1,866	$ 2,369
Dominion Resources, Inc.:
1.95% 8/15/16	203	210
2.611% 9/30/66 (l)	14,833	13,855
7.5% 6/30/66 (l)	2,474	2,746
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	1,418	1,860
National Grid PLC 6.3% 8/1/16	845	982
NiSource Finance Corp.:
4.45% 12/1/21	2,441	2,675
5.25% 9/15/17	497	571
5.25% 2/15/43	5,559	5,900
5.4% 7/15/14	1,816	1,926
5.45% 9/15/20	598	701
5.8% 2/1/42	3,125	3,489
5.95% 6/15/41	5,667	6,400
6.15% 3/1/13	1,839	1,839
6.4% 3/15/18	1,788	2,146
6.8% 1/15/19	2,710	3,315
Puget Energy, Inc. 5.625% 7/15/22	3,935	4,288
Sempra Energy:
2% 3/15/14	1,950	1,975
2.3% 4/1/17	5,903	6,129
2.875% 10/1/22	2,361	2,355
Wisconsin Energy Corp. 6.25% 5/15/67 (l)	3,876	4,207
		70,231
TOTAL UTILITIES		281,825
TOTAL NONCONVERTIBLE BONDS		2,680,260
TOTAL CORPORATE BONDS (Cost $2,529,943)		2,706,379
U.S. Treasury Obligations - 5.3%

U.S. Treasury Bonds 3.125% 2/15/43	105,289	105,980
U.S. Treasury Notes:
0.375% 1/15/16	200,345	200,580
U.S. Treasury Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes: - continued
0.375% 2/15/16	$ 28,000	$ 28,024
0.875% 1/31/18	281,755	283,472
1.25% 2/29/20	320,105	320,005
1.625% 11/15/22	98,817	96,794
1.75% 5/15/22 (k)	29,991	29,972
2% 2/15/23	12,457	12,587
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,071,756)		1,077,414
U.S. Government Agency - Mortgage Securities - 5.4%

Fannie Mae - 4.5%
2.5% 3/1/28 (j)	24,800	25,759
2.5% 3/1/28 (j)	12,300	12,776
2.5% 3/1/28 (j)	13,100	13,607
2.5% 3/1/28 (j)	8,800	9,140
2.559% 6/1/36 (l)	142	152
2.944% 7/1/37 (l)	351	372
3% 5/1/27	55	58
3% 3/1/28 (j)	26,400	27,790
3.5% 3/1/22 to 11/1/42	16,084	17,059
3.5% 3/1/28 (j)	12,000	12,723
3.5% 3/1/28 (j)	1,800	1,908
3.5% 7/1/42	129	137
3.5% 8/1/42	159	169
3.5% 8/1/42	126	134
4% 4/1/24 to 4/1/42	62,274	66,687
4% 3/1/28 (j)	8,000	8,562
4% 3/1/28 (j)	17,100	18,301
4% 3/1/28 (j)	8,100	8,669
4% 9/1/41	114	122
4% 3/1/43 (j)	56,400	60,128
4% 3/1/43 (j)	69,600	74,200
4% 3/1/43 (j)	4,000	4,264
4% 3/1/43 (j)	21,500	22,921
4.5% 11/1/19 to 8/1/41	18,376	19,833
4.5% 3/1/43 (j)	98,900	106,476
4.5% 3/1/43 (j)	42,000	45,217
4.5% 3/1/43 (j)	6,000	6,460
4.5% 3/1/43 (j)	27,300	29,391
5% 12/1/25	49	53
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 3/1/43 (j)	$ 36,000	$ 38,984
5% 3/1/43 (j)	25,500	27,614
5% 3/1/43 (j)	4,000	4,332
5% 3/1/43 (j)	2,600	2,816
5% 3/1/43 (j)	13,600	14,727
5.5% 5/1/33 to 3/1/40	26,395	29,001
5.5% 3/1/43 (j)	63,800	69,516
5.5% 3/1/43 (j)	2,000	2,179
5.5% 3/1/43 (j)	6,300	6,864
5.5% 3/1/43 (j)	11,200	12,203
6% 6/1/35 to 4/1/40	24,205	26,614
6% 3/1/43 (j)	56,000	61,386
6% 3/1/43 (j)	2,000	2,192
6% 3/1/43 (j)	15,800	17,320
6.5% 7/1/32 to 8/1/36	879	1,004
TOTAL FANNIE MAE		909,820
Freddie Mac - 0.5%
3.439% 10/1/35 (l)	203	218
3.5% 2/1/32 to 11/1/42	15,256	16,187
4% 6/1/24 to 4/1/42	14,371	15,485
4.5% 5/1/39 to 10/1/41	31,257	33,703
5% 3/1/19 to 12/1/40	20,341	22,059
5.5% 5/1/27 to 1/1/40	11,028	11,960
6% 7/1/37 to 8/1/37	691	757
6.5% 3/1/36	2,925	3,349
TOTAL FREDDIE MAC		103,718
Ginnie Mae - 0.4%
3% 11/20/42 to 12/20/42	10,245	10,742
3% 3/1/43 (j)	1,000	1,047
3.5% 11/15/41 to 3/15/42	5,359	5,818
4% 1/15/25 to 12/15/41	14,837	16,244
4% 3/1/43 (j)	4,600	5,002
4.5% 5/20/40 to 4/15/41	11,332	12,436
4.5% 3/1/43 (j)	5,800	6,339
5% 3/15/39 to 9/15/41	18,582	20,614
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.5% 12/15/38 to 9/15/39	$ 1,626	$ 1,795
6% 2/15/34 to 9/20/38	8,115	9,183
TOTAL GINNIE MAE		89,220
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,094,448)		1,102,758
Asset-Backed Securities - 0.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6717% 4/25/35 (l)	601	557
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8517% 3/25/34 (l)	276	270
Series 2005-HE2 Class M2, 0.8767% 4/25/35 (l)	37	37
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9017% 12/25/33 (l)	55	49
Series 2004-R2 Class M3, 1.0267% 4/25/34 (l)	75	57
Series 2005-R2 Class M1, 0.6517% 4/25/35 (l)	1,567	1,529
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9817% 3/25/34 (l)	36	31
Series 2004-W11 Class M2, 1.2517% 11/25/34 (l)	426	389
Series 2004-W7 Class M1, 1.0267% 5/25/34 (l)	1,108	1,037
Series 2006-W4 Class A2C, 0.3617% 5/25/36 (l)	965	340
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0267% 4/25/34 (l)	1,696	1,570
Series 2006-HE2 Class M1, 0.5717% 3/25/36 (l)	36	0*
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6507% 7/20/39 (h)(l)	42	38
Class B, 0.9507% 7/20/39 (h)(l)	200	91
Class C, 1.3007% 7/20/39 (h)(l)	258	0*
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3417% 12/25/36 (l)	1,368	705
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3237% 9/25/37 (l)	31	31
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6567% 4/25/34 (l)	121	57
Series 2004-4 Class M2, 0.9967% 6/25/34 (l)	446	396
Fannie Mae Series 2004-T5 Class AB3, 1.0332% 5/28/35 (l)	30	23
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3767% 8/25/34 (l)	$ 221	$ 161
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0267% 3/25/34 (l)	16	11
Series 2006-FF14 Class A2, 0.2617% 10/25/36 (l)	100	100
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9367% 1/25/35 (l)	720	307
Class M4, 1.2217% 1/25/35 (l)	276	33
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6681% 2/25/47 (h)(l)	2,160	1,470
GE Business Loan Trust:
Series 2003-1 Class A, 0.6312% 4/15/31 (h)(l)	117	111
Series 2006-2A:
Class A, 0.3812% 11/15/34 (h)(l)	894	825
Class B, 0.4812% 11/15/34 (h)(l)	323	275
Class C, 0.5812% 11/15/34 (h)(l)	536	386
Class D, 0.9512% 11/15/34 (h)(l)	204	137
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7517% 9/25/46 (h)(l)	1,031	1,018
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5217% 8/25/33 (l)	249	243
Series 2003-3 Class M1, 1.4917% 8/25/33 (l)	483	445
Series 2003-5 Class A2, 0.9017% 12/25/33 (l)	25	21
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3917% 1/25/37 (l)	1,137	553
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5017% 7/25/36 (l)	2,497	42
Series 2007-CH1 Class AV4, 0.3317% 11/25/36 (l)	1,136	1,100
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.64% 12/27/29 (l)	339	324
Series 2006-A Class 2C, 1.46% 3/27/42 (l)	2,016	97
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5017% 5/25/37 (l)	505	6
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9517% 7/25/34 (l)	106	86
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1767% 7/25/34 (l)	351	304
Series 2006-FM1 Class A2B, 0.3117% 4/25/37 (l)	864	723
Series 2006-OPT1 Class A1A, 0.4617% 6/25/35 (l)	1,960	1,749
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5417% 8/25/34 (l)	44	38
Series 2005-NC1 Class M1, 0.6417% 1/25/35 (l)	303	276
Series 2005-NC2 Class B1, 1.3717% 3/25/35 (l)	316	13
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7117% 9/25/35 (l)	$ 1,083	$ 888
Ocala Funding LLC:
Series 2005-1A Class A, 1.7007% 3/20/10 (d)(h)(l)	429	0
Series 2006-1A Class A, 1.6007% 3/20/11 (d)(h)(l)	892	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4517% 9/25/34 (l)	405	324
Class M4, 1.6517% 9/25/34 (l)	519	152
Series 2005-WCH1 Class M4, 1.0317% 1/25/36 (l)	1,120	910
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0017% 4/25/33 (l)	4	4
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9967% 3/25/35 (l)	905	752
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3547% 3/20/19 (FGIC Insured) (h)(l)	237	236
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.258% 6/15/33 (l)	958	654
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9267% 9/25/34 (l)	44	18
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)	271	275
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0617% 9/25/34 (l)	22	20
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.865% 4/6/42 (h)(l)	1,517	19
Whinstone Capital Management Ltd. Series 1A Class B3, 2.101% 10/25/44 (h)(l)	1,358	1,189
TOTAL ASSET-BACKED SECURITIES (Cost $18,367)		23,502
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7617% 1/25/35 (l)	1,266	1,215
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6313% 10/25/34 (l)	908	945
Granite Master Issuer PLC:
floater:
Series 2006-1A Class A5, 0.3407% 12/20/54 (h)(l)	5,009	4,909
Series 2006-3 Class M2, 0.7607% 12/20/54 (l)	4,540	4,063
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC: - continued
floater:
Series 2006-4:
Class B1, 0.3807% 12/20/54 (l)	$ 3,154	$ 2,943
Class M1, 0.5407% 12/20/54 (l)	829	742
Series 2007-1:
Class 1B1, 0.3407% 12/20/54 (l)	3,856	3,598
Class 1M1, 0.5007% 12/20/54 (l)	1,114	997
Class 2M1, 0.7007% 12/20/54 (l)	1,431	1,281
Series 2007-2 Class 2C1, 1.0622% 12/17/54 (l)	1,981	1,686
sequential payer Series 2006-3 Class B2, 0.5407% 12/20/54 (l)	4,550	4,245
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.752% 1/20/44 (l)	326	314
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.5367% 8/25/36 (l)	1,417	1,154
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4117% 5/25/47 (l)	515	377
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3717% 2/25/37 (l)	947	818
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4917% 7/25/35 (l)	1,325	1,274
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5492% 7/10/35 (h)(l)	664	584
Class B6, 3.0492% 7/10/35 (h)(l)	142	122
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6517% 6/25/33 (h)(l)	89	87
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (l)	24	23
Structured Asset Securities Corp. Series 2003-15A Class 4A, 4.7816% 4/25/33 (l)	214	212
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4017% 9/25/36 (l)	2,140	1,963
TOTAL PRIVATE SPONSOR		33,552
U.S. Government Agency - 0.1%
Fannie Mae floater Series 2013-9 Class FA 0.5517% 3/25/42 (l)	16,550	16,568
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $39,963)		50,120
Commercial Mortgage Securities - 2.3%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4302% 2/14/43 (l)(n)	$ 392	$ 13
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	918	925
Series 2005-1 Class A3, 4.877% 11/10/42	143	143
Series 2006-2 Class AAB, 5.7141% 5/10/45 (l)	619	651
Series 2006-5:
Class A2, 5.317% 9/10/47	2,581	2,581
Class A3, 5.39% 9/10/47	1,272	1,338
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,976
Series 2007-4 Class A3, 5.806% 2/10/51 (l)	613	645
Series 2001-3 Class H, 6.562% 4/11/37 (h)	510	513
Series 2005-3 Class A3B, 5.09% 7/10/43 (l)	2,833	2,963
Series 2006-6 Class E, 5.619% 10/10/45 (h)	527	51
Series 2007-3:
Class A3, 5.5925% 6/10/49 (l)	1,523	1,523
Class A4, 5.5925% 6/10/49 (l)	1,901	2,185
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	1,997	2,280
Banc of America Large Loan, Inc. floater Series 2006-BIX1 Class G, 0.5312% 10/15/19 (h)(l)	314	311
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0517% 12/25/33 (h)(l)	41	30
Series 2005-3A:
Class A2, 0.6017% 11/25/35 (h)(l)	343	287
Class M1, 0.6417% 11/25/35 (h)(l)	45	29
Class M2, 0.6917% 11/25/35 (h)(l)	57	36
Class M3, 0.7117% 11/25/35 (h)(l)	51	32
Class M4, 0.8017% 11/25/35 (h)(l)	64	31
Series 2005-4A:
Class A2, 0.5917% 1/25/36 (h)(l)	899	709
Class B1, 1.6017% 1/25/36 (h)(l)	78	12
Class M1, 0.6517% 1/25/36 (h)(l)	290	161
Class M2, 0.6717% 1/25/36 (h)(l)	87	46
Class M3, 0.7017% 1/25/36 (h)(l)	127	65
Class M4, 0.8117% 1/25/36 (h)(l)	70	34
Class M5, 0.8517% 1/25/36 (h)(l)	70	25
Class M6, 0.9017% 1/25/36 (h)(l)	75	20
Series 2006-1:
Class A2, 0.5617% 4/25/36 (h)(l)	139	113
Class M1, 0.5817% 4/25/36 (h)(l)	50	32
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M2, 0.6017% 4/25/36 (h)(l)	$ 53	$ 33
Class M3, 0.6217% 4/25/36 (h)(l)	45	27
Class M4, 0.7217% 4/25/36 (h)(l)	26	15
Class M5, 0.7617% 4/25/36 (h)(l)	25	14
Class M6, 0.8417% 4/25/36 (h)(l)	50	21
Series 2006-2A:
Class A1, 0.4317% 7/25/36 (h)(l)	2,095	1,642
Class A2, 0.4817% 7/25/36 (h)(l)	124	98
Class B1, 1.0717% 7/25/36 (h)(l)	47	8
Class M1, 0.5117% 7/25/36 (h)(l)	130	62
Class M2, 0.5317% 7/25/36 (h)(l)	92	41
Class M3, 0.5517% 7/25/36 (h)(l)	76	32
Class M4, 0.6217% 7/25/36 (h)(l)	52	13
Class M5, 0.6717% 7/25/36 (h)(l)	63	15
Class M6, 0.7417% 7/25/36 (h)(l)	95	20
Series 2006-3A:
Class M4, 0.6317% 10/25/36 (h)(l)	104	16
Class M5, 0.6817% 10/25/36 (h)(l)	123	7
Series 2006-4A:
Class A2, 0.4717% 12/25/36 (h)(l)	2,612	1,600
Class M1, 0.4917% 12/25/36 (h)(l)	173	61
Class M2, 0.5117% 12/25/36 (h)(l)	115	31
Class M3, 0.5417% 12/25/36 (h)(l)	118	29
Class M6, 0.7217% 12/25/36 (h)(l)	89	3
Series 2007-1 Class A2, 0.4717% 3/25/37 (h)(l)	533	308
Series 2007-2A:
Class A1, 0.4717% 7/25/37 (h)(l)	518	363
Class A2, 0.5217% 7/25/37 (h)(l)	486	237
Class M1, 0.5717% 7/25/37 (h)(l)	171	47
Class M2, 0.6117% 7/25/37 (h)(l)	93	16
Class M3, 0.6917% 7/25/37 (h)(l)	94	9
Class M4, 0.8517% 7/25/37 (h)(l)	186	11
Class M5, 0.9517% 7/25/37 (h)(l)	164	7
Class M6, 1.2017% 7/25/37 (h)(l)	107	1
Series 2007-3:
Class A2, 0.4917% 7/25/37 (h)(l)	532	277
Class B1, 1.1517% 7/25/37 (h)(l)	119	9
Class B2, 1.8017% 7/25/37 (h)(l)	50	3
Class M1, 0.5117% 7/25/37 (h)(l)	106	36
Class M2, 0.5417% 7/25/37 (h)(l)	113	32
Class M3, 0.5717% 7/25/37 (h)(l)	178	39
Class M4, 0.7017% 7/25/37 (h)(l)	279	47
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M5, 0.8017% 7/25/37 (h)(l)	$ 146	$ 21
Class M6, 1.0017% 7/25/37 (h)(l)	111	13
Series 2007-4A:
Class M1, 1.1517% 9/25/37 (h)(l)	197	18
Class M2, 1.2517% 9/25/37 (h)(l)	197	15
Class M4, 1.8017% 9/25/37 (h)(l)	501	24
Class M5, 1.9517% 9/25/37 (h)(l)	319	10
Series 2004-1, Class IO, 1.25% 4/25/34 (h)(n)	1,424	55
Series 2006-3A, Class IO, 3.8903% 10/25/36 (h)(l)(n)	24,646	524
Series 2007-5A, Class IO, 4.186% 10/25/37 (h)(l)(n)	3,647	304
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8512% 3/15/19 (h)(l)	283	280
Class J, 1.0512% 3/15/19 (h)(l)	309	294
Series 2007-BBA8:
Class D, 0.4512% 3/15/22 (h)(l)	452	427
Class E, 0.5012% 3/15/22 (h)(l)	2,347	2,170
Class F, 0.5512% 3/15/22 (h)(l)	1,440	1,302
Class G, 0.6012% 3/15/22 (h)(l)	369	327
Class H, 0.7512% 3/15/22 (h)(l)	452	391
Class J, 0.9012% 3/15/22 (h)(l)	452	379
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41	27	27
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,209	2,281
Series 2007-PW16:
Class A4, 5.7166% 6/11/40 (l)	534	623
Class AAB, 5.7166% 6/11/40 (l)	4,156	4,396
Series 2007-PW18:
Class A2, 5.613% 6/11/50	95	97
Class A4, 5.7% 6/11/50	4,380	5,130
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,219	3,285
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (h)(l)(n)	8,606	48
Series 2006-T22 Class A4, 5.5728% 4/12/38 (l)	114	128
Series 2006-T24 Class X2, 0.4454% 10/12/41 (h)(l)(n)	2,042	7
Series 2007-PW18 Class X2, 0.3087% 6/11/50 (h)(l)(n)	59,010	507
Series 2007-T28 Class X2, 0.1575% 9/11/42 (h)(l)(n)	32,164	149
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (h)(l)	$ 431	$ 243
C-BASS Trust floater Series 2006-SC1 Class A, 0.4717% 5/25/36 (h)(l)	492	459
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)	1,072	1,117
Class XCL, 1.3266% 5/15/35 (h)(l)(n)	3,601	57
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.5712% 8/15/21 (h)(l)	74	72
Series 2007-C6:
Class A2, 5.7016% 12/10/49 (l)	26	27
Class A4, 5.7016% 12/10/49 (l)	3,035	3,545
Series 2008-C7 Class A2B, 6.0632% 12/10/49 (l)	544	549
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	12,448	14,113
Series 2007-CD4 Class A3, 5.293% 12/11/49	888	918
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8027% 5/15/46 (l)	912	972
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	311
Series 2007-C2 Class B, 5.617% 4/15/47 (l)	1,019	454
COMM pass-thru certificates:
floater:
Series 2001-J2A Class A2F, 0.7022% 7/16/34 (h)(l)	1	1
Series 2005-F10A Class J, 1.0512% 4/15/17 (h)(l)	96	86
Series 2005-FL11:
Class C, 0.5012% 11/15/17 (h)(l)	560	532
Class D, 0.5412% 11/15/17 (h)(l)	29	27
Class E, 0.5912% 11/15/17 (h)(l)	103	95
Class F, 0.6512% 11/15/17 (h)(l)	114	103
Class G, 0.7012% 11/15/17 (h)(l)	79	70
Series 2006-CN2A:
Class A2FL, 0.4192% 2/5/19 (h)(l)	1,016	1,009
Class AJFL, 0.4592% 2/5/19 (l)	640	630
Series 2006-FL12 Class AJ, 0.3312% 12/15/20 (h)(l)	1,300	1,246
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	2,599	2,666
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (h)	1,163	1,169
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-CN2A:
Class AJFX, 5.478% 2/5/19 (h)	$ 2,940	$ 2,950
Series 2007-C9 Class A4, 5.8001% 12/10/49 (l)	2,018	2,369
Series 2006-C8 Class XP, 0.4673% 12/10/46 (l)(n)	10,872	43
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,107	1,248
Series 2007-C2 Class A2, 5.448% 1/15/49 (l)	306	308
Series 2007-C3 Class A4, 5.6803% 6/15/39 (l)	549	631
Series 2006-C4 Class AAB, 5.439% 9/15/39	1,441	1,460
Series 2006-C5 Class ASP, 0.6649% 12/15/39 (l)(n)	6,774	39
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	825	938
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5512% 4/15/22 (h)(l)	3,254	2,856
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	389	397
Series 2001-CK6 Class AX, 1.0608% 8/15/36 (l)(n)	194	0*
Series 2001-CKN5 Class AX, 1.5108% 9/15/34 (h)(l)(n)	812	1
Series 2006-C1 Class A3, 5.4088% 2/15/39 (l)	2,769	2,794
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3512% 2/15/22 (h)(l)	345	335
Class C:
0.3712% 2/15/22 (h)(l)	1,416	1,330
0.4712% 2/15/22 (h)(l)	506	474
Class F, 0.5212% 2/15/22 (h)(l)	1,011	947
Series 2007-C1:
Class ASP, 0.381% 2/15/40 (l)(n)	13,229	49
Class B, 5.487% 2/15/40 (h)(l)	1,394	201
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 1.008% 12/5/31 (h)(l)	1,380	1,380
Class A2FL, 0.908% 12/5/31 (h)(l)	1,380	1,382
Class BFL, 1.558% 12/5/31 (h)(l)	5,070	5,076
Class CFL, 1.708% 12/5/31 (h)(l)	3,690	3,695
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	9,244	10,489
Series 2001-1 Class X1, 1.8773% 5/15/33 (h)(l)(n)	422	6
Series 2007-C1 Class XP, 0.1604% 12/10/49 (l)(n)	13,571	30
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3892% 11/5/21 (h)(l)	$ 343	$ 330
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	1,150	1,164
Series 2007-GG9 Class A4, 5.444% 3/10/39	28,618	32,606
Series 2007-GG11 Class A1, 0.2381% 12/10/49 (h)(l)(n)	14,577	72
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5777% 6/6/20 (h)(l)	165	164
Class F, 0.6477% 6/6/20 (h)(l)	634	632
Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (h)(l)	2,410	2,414
Class C, 2.0056% 3/6/20 (h)(l)	6,364	6,395
Class D, 2.2018% 3/6/20 (h)(l)	2,144	2,155
Class F, 2.6334% 3/6/20 (h)(l)	94	95
Class G, 2.7903% 3/6/20 (h)(l)	47	47
Class H, 3.3004% 3/6/20 (h)(l)	42	42
Class J, 4.0852% 3/6/20 (h)(l)	60	60
Series 2006-GG6 Class A2, 5.506% 4/10/38	1,998	2,069
GS Mortgage Securities Corp. Trust Series 2013-KYO Class XB1, 3.2489% 11/8/29 (h) (n)	196,352	13,920
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	208	211
Series 2007-GG10 Class A2, 5.778% 8/10/45	198	201
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3712% 11/15/18 (h)(l)	450	437
Class C, 0.4112% 11/15/18 (h)(l)	320	309
Class D, 0.4312% 11/15/18 (h)(l)	141	134
Class E, 0.4812% 11/15/18 (h)(l)	203	188
Class F, 0.5312% 11/15/18 (h)(l)	305	270
Class G, 0.5612% 11/15/18 (h)(l)	265	224
Class H, 0.7012% 11/15/18 (h)(l)	203	164
sequential payer:
Series 2006-CB14 Class A3B, 5.4965% 12/12/44 (l)	1,422	1,448
Series 2006-LDP8 Class A4, 5.399% 5/15/45	581	659
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (l)	254	267
Class A3, 5.336% 5/15/47	15,032	16,967
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-CB19 Class A4, 5.7259% 2/12/49 (l)	$ 3,198	$ 3,677
Series 2007-LD11:
Class A2, 5.7974% 6/15/49 (l)	1,378	1,421
Class A4, 5.8124% 6/15/49 (l)	31,855	36,600
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	900	910
Class A3, 5.42% 1/15/49	14,834	16,933
Series 2005-LDP3 Class A3, 4.959% 8/15/42	1,190	1,195
Series 2006-CB17 Class A3, 5.45% 12/12/43	174	174
Series 2007-CB18 Class A3, 5.447% 6/12/47 (l)	620	638
Series 2007-CB19:
Class B, 5.7259% 2/12/49 (l)	78	28
Class C, 5.7259% 2/12/49 (l)	204	56
Class D, 5.7259% 2/12/49 (l)	214	36
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (l)	75	6
Class ES, 5.562% 1/15/49 (h)(l)	472	18
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8939% 7/15/44 (l)	743	864
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (l)	20	14
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	12	12
Series 2006-C6:
Class A2, 5.262% 9/15/39 (l)	15	15
Class A4, 5.372% 9/15/39	410	466
Series 2006-C7 Class A2, 5.3% 11/15/38	526	554
Series 2007-C1 Class A4, 5.424% 2/15/40	2,738	3,133
Series 2007-C2 Class A3, 5.43% 2/15/40	1,980	2,237
Series 2006-C6 Class XCP, 0.6751% 9/15/39 (l)(n)	3,502	14
Series 2007-C1 Class XCP, 0.4249% 2/15/40 (l)(n)	1,246	6
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	1,140	1,320
Series 2007-C7 Class XCP, 0.2757% 9/15/45 (l)(n)	57,202	295
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4312% 9/15/21 (h)(l)	292	283
Class E, 0.4912% 9/15/21 (h)(l)	1,054	1,010
Class F, 0.5412% 9/15/21 (h)(l)	868	823
Class G, 0.5612% 9/15/21 (h)(l)	1,714	1,608
Class H, 0.6012% 9/15/21 (h)(l)	442	406
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4232% 1/12/44 (h)(l)	$ 793	$ 562
Series 2006-C1 Class A2, 5.683% 5/12/39 (l)	360	362
Series 2007-C1 Class A4, 5.8505% 6/12/50 (l)	3,452	3,994
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	2,273
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3202% 12/12/49 (l)	52	52
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	585	612
Series 2007-5:
Class A3, 5.364% 8/12/48	354	362
Class A4, 5.378% 8/12/48	5,125	5,807
Class B, 5.479% 8/12/48	2,736	754
Series 2007-6 Class A4, 5.485% 3/12/51 (l)	7,400	8,417
Series 2007-7 Class A4, 5.7411% 6/12/50 (l)	3,192	3,657
Series 2006-3 Class ASB, 5.382% 7/12/46 (l)	2,702	2,776
Series 2006-4 Class XP, 0.6175% 12/12/49 (l)(n)	13,483	152
Series 2007-6 Class B, 5.635% 3/12/51 (l)	912	221
Series 2007-7 Class B, 5.7411% 6/12/50 (l)	79	4
Series 2007-8 Class A3, 5.9357% 8/12/49 (l)	787	913
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.402% 7/15/19 (h)(l)	272	109
Series 2007-XLFA:
Class C, 0.362% 10/15/20 (h)(l)	523	493
Class D, 0.392% 10/15/20 (h)(l)	507	468
Class E, 0.452% 10/15/20 (h)(l)	634	566
Class F, 0.502% 10/15/20 (h)(l)	380	328
Class G, 0.542% 10/15/20 (h)(l)	470	382
Class H, 0.632% 10/15/20 (h)(l)	296	202
Class J, 0.782% 10/15/20 (h)(l)	171	60
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	785	790
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (l)	462	478
Series 2006-IQ11:
Class A3, 5.657% 10/15/42 (l)	157	158
Class A4, 5.693% 10/15/42 (l)	274	305
Series 2006-T23 Class A3, 5.815% 8/12/41 (l)	466	483
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	1,368	1,569
Class AAB, 5.654% 4/15/49	2,267	2,437
Class B, 5.7489% 4/15/49 (l)	224	67
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)	$ 129	$ 47
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4812% 9/15/21 (h)(l)	1,239	1,162
Class F, 0.5412% 9/15/21 (h)(l)	1,426	1,325
Class G, 0.5612% 9/15/21 (h)(l)	1,351	1,225
Class J, 0.8012% 9/15/21 (h)(l)	300	228
Series 2007-WHL8:
Class F, 0.6812% 6/15/20 (h)(l)	3,171	2,798
Class LXR1, 0.9012% 6/15/20 (h)(l)	112	97
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)	3	3
Series 2003-C8 Class A3, 4.445% 11/15/35	963	970
Series 2006-C29 Class A3, 5.313% 11/15/48	2,419	2,483
Series 2007-C30:
Class A3, 5.246% 12/15/43	248	253
Class A4, 5.305% 12/15/43	268	294
Class A5, 5.342% 12/15/43	14,776	16,675
Series 2007-C31:
Class A4, 5.509% 4/15/47	41,226	46,737
Class A5, 5.5% 4/15/47	16,000	18,321
Series 2007-C33:
Class A4, 5.9245% 2/15/51 (l)	23,060	26,615
Class A5, 5.9245% 2/15/51 (l)	10,259	11,838
Series 2003-C6 Class G, 5.125% 8/15/35 (h)(l)	433	437
Series 2005-C19 Class B, 4.892% 5/15/44	912	963
Series 2005-C22:
Class B, 5.3875% 12/15/44 (l)	2,022	1,386
Class F, 5.3875% 12/15/44 (h)(l)	1,521	423
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)	5,005	5,600
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	2,736	1,472
Class D, 5.513% 12/15/43 (l)	1,459	582
Class XP, 0.4747% 12/15/43 (h)(l)(n)	7,638	39
Series 2007-C31 Class C, 5.6823% 4/15/47 (l)	251	146
Series 2007-C31A Class A2, 5.421% 4/15/47	4,681	4,707
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C32:
Class D, 5.7388% 6/15/49 (l)	$ 685	$ 184
Class E, 5.7388% 6/15/49 (l)	1,080	268
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $414,533)		465,608
Municipal Securities - 0.7%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (l)	1,700	1,767
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,095	1,539
7.3% 10/1/39	9,280	12,964
7.5% 4/1/34	7,195	10,045
7.55% 4/1/39	7,545	10,972
7.6% 11/1/40	14,125	20,849
7.625% 3/1/40	2,445	3,567
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	5,050	6,570
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	25,560	25,197
Series 2010, 4.421% 1/1/15	4,050	4,269
Series 2010-1, 6.63% 2/1/35	15,425	17,505
Series 2010-3:
6.725% 4/1/35	7,505	8,600
7.35% 7/1/35	3,495	4,231
Series 2011:
5.665% 3/1/18	5,030	5,752
5.877% 3/1/19	5,920	6,799
TOTAL MUNICIPAL SECURITIES (Cost $133,681)		140,626
Foreign Government and Government Agency Obligations - 0.3%

Italian Republic:
3.125% 1/26/15	9,149	9,324
4.5% 1/21/15	6,859	7,162
4.75% 1/25/16	6,870	7,239
5.375% 6/12/17	4,115	4,469
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Italian Republic: - continued
6.875% 9/27/23	$ 21,069	$ 24,198
Russian Federation 3.25% 4/4/17 (h)	800	841
United Mexican States 4.75% 3/8/44	5,572	5,845
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $59,188)		59,078
Floating Rate Loans - 0.8%

CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (l)	225	227
Hotels, Restaurants & Leisure - 0.1%
Centaur Acquisition LLC:
Tranche 1LN, term loan 5.25% 2/15/19 (l)	380	381
Tranche 2LN, term loan 8.75% 2/15/20 (l)	375	376
Fantasy Springs Resort Casino term loan 12% 8/6/12 (d)(l)	8,722	6,803
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (l)	600	621
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4517% 1/28/18 (l)	2,085	1,916
Landry's Restaurants, Inc. Tranche B, term loan 4.75% 4/24/18 (l)	8,426	8,459
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/20/19 (l)	640	648
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (l)	3,265	3,294
Town Sports International LLC Tranche B, term loan 5.75% 5/11/18 (l)	3,018	3,055
		25,553
Household Durables - 0.0%
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (l)	1,755	1,777
Media - 0.1%
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (l)	174	175
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (l)	610	604
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Univision Communications, Inc. term loan 4.4537% 3/31/17 (l)	$ 2,689	$ 2,692
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (l)	3,403	3,445
WMG Acquisition Corp. Tranche B, term loan 5.25% 11/1/18 (l)	130	131
		7,047
Specialty Retail - 0.0%
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (l)	4,866	4,890
TOTAL CONSUMER DISCRETIONARY		39,494
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/7/20 (l)	805	809
Tranche 2LN, term loan 5.75% 8/21/20 (l)	125	128
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (l)	5,900	5,929
		6,866
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alon USA Partners LP term loan 9.25% 11/13/18 (l)	800	824
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (l)	4,705	4,805
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (l)	325	327
		5,956
FINANCIALS - 0.1%
Insurance - 0.1%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (l)	11,630	11,674
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (l)	2,755	2,962
		14,636
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 4.4587% 10/10/16 (l)	$ 1,234	$ 1,234
term loan 4.4232% 10/10/16 (l)	6,253	6,253
		7,487
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (l)	335	339
TOTAL FINANCIALS		22,462
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
American Renal Holdings, Inc.:
Tranche 2LN, term loan 8.5% 2/8/20 (l)	2,260	2,254
Tranche B 1LN, term loan 4.5% 8/8/19 (l)	2,055	2,045
		4,299
Health Care Providers & Services - 0.0%
Genoa Healthcare Group LLC Tranche 2LN, term loan 14% 2/10/15 (l)	2,290	1,575
TOTAL HEALTH CARE		5,874
INDUSTRIALS - 0.1%
Airlines - 0.0%
US Airways Group, Inc. term loan 2.7037% 3/23/14 (l)	4,465	4,460
Commercial Services & Supplies - 0.0%
ARAMARK Corp. Tranche B, term loan 4% 9/7/19 (l)	3,535	3,544
Machinery - 0.0%
Apex Tool Group, LLC Tranche B, term loan 4.5% 2/1/20 (l)	1,155	1,168
Professional Services - 0.1%
AlixPartners LLP:
Tranche 2LN, term loan 10.75% 12/29/19 (l)	5,250	5,408
Tranche B 1LN, term loan 4.5% 6/29/19 (l)	5,224	5,269
		10,677
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Fly Funding II Sarl Tranche B, term loan 5.75% 8/9/18 (l)	$ 195	$ 197
VWR Funding, Inc. Tranche B, term loan 4.2037% 4/3/17 (l)	1,150	1,160
		1,357
TOTAL INDUSTRIALS		21,206
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Alcatel-Lucent USA, Inc. Tranche C, term loan 7.25% 1/30/19 (l)	1,520	1,537
Avaya, Inc. term loan 3.0381% 10/27/14 (l)	1,767	1,756
SafeNet, Inc. Tranche 2LN, term loan 6.2037% 4/12/15 (l)	4,500	4,494
		7,787
IT Services - 0.1%
First Data Corp.:
term loan 4.2017% 3/24/18 (l)	14,285	14,142
Tranche 1LN, term loan 5.2017% 9/24/18 (l)	70	70
RP Crown Parent, LLC:
Tranche 1LN, term loan 6.75% 12/21/18 (l)	2,755	2,789
Tranche 2LN, term loan 11.25% 12/21/19 (l)	2,265	2,361
		19,362
Software - 0.0%
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (l)	2,035	2,106
Tranche B 1LN, term loan 4.5% 10/30/19 (l)	1,130	1,140
		3,246
TOTAL INFORMATION TECHNOLOGY		30,395
MATERIALS - 0.0%
Metals & Mining - 0.0%
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (l)	2,853	2,889
MRC Global, Inc. Tranche B, term loan 6.25% 11/9/19 (l)	2,229	2,254
		5,143
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (l)	$ 1,395	$ 1,374
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/14/20 (l)	95	97
Tranche B 1LN, term loan 6% 2/14/19 (l)	830	838
Level 3 Financing, Inc. Tranche B 2LN, term loan 4.75% 8/1/19 (l)	2,780	2,798
		5,107
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA Tranche B, term loan 4.5% 4/2/18 (l)	1,397	1,412
Vodafone Americas Finance 2, Inc.:
term loan 6.875% 8/11/15	1,761	1,796
Tranche 2LN, term loan 6.25% 6/24/16 pay-in-kind	12,741	13,091
		16,299
TOTAL TELECOMMUNICATION SERVICES		21,406
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7306% 10/10/17 (l)	16,256	11,034
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 1LN, term loan 5% 4/24/18 (l)	730	737
Independent Power Producers & Energy Traders - 0.0%
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (l)	998	1,012
TOTAL UTILITIES		12,783
TOTAL FLOATING RATE LOANS (Cost $170,482)		171,585
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $8,017)	7,010	8,421
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Citigroup, Inc. 5.95% (i)(l)	$ 2,950	$ 3,065
MUFG Capital Finance 1 Ltd. 6.346% (i)(l)	996	1,100
TOTAL PREFERRED SECURITIES (Cost $4,074)		4,165
Fixed-Income Funds - 6.9%
	Shares
Fidelity Mortgage Backed Securities Central Fund (m) (Cost $1,335,201)	12,906,016	1,407,917
Other - 0.0%

Other - 0.0%
Tribune Co. Claim (Cost $11)	11,084	11
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.16% (b)	613,864,964	613,865
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	45,716,058	45,716
TOTAL MONEY MARKET FUNDS (Cost $659,581)		659,581
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $17,756,651)		21,178,649
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(782,294)
NET ASSETS - 100%		$ 20,396,355
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
2.5% 3/1/28	$ (9,400)	$ (9,764)
3% 3/1/43	(96,000)	(99,399)
3% 3/1/43	(13,600)	(14,082)
3.5% 3/1/43	(205,000)	(216,788)
3.5% 3/1/43	(6,700)	(7,085)
3.5% 3/1/43	(1,100)	(1,163)
3.5% 3/1/43	(16,000)	(16,920)
4% 3/1/43	(37,200)	(39,659)
TOTAL FANNIE MAE		(404,860)
Ginnie Mae
4% 3/1/43	(3,500)	(3,805)
TOTAL TBA SALE COMMITMENTS (Proceeds $406,391)		$ (408,665)
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	$ 3,019	$ (2,862)	$ 52	$ (2,810)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	2,474	(2,346)	47	(2,299)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	568	(538)	11	(527)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	2,474	(2,346)	47	(2,299)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	2,406	(2,281)	45	(2,236)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	2,066	(1,958)	40	(1,918)
TOTAL CREDIT DEFAULT SWAPS						$ (12,331)	$ 242	$ (12,089)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $713,747,000 or 3.5% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $14,957,000.
(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $202,917,000 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 10,000
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 6/12/12	$ 3,000
C. Wonder LLC	12/27/12	$ 17,500
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 4
Ivanplats Ltd. Class A	10/23/12	$ 14,181
Legend Pictures LLC	9/23/10 - 3/30/12	$ 37,645
Spotify Technology SA	11/14/12	$ 15,028
Station Holdco LLC	6/17/11	$ 1,131
Station Holdco LLC warrants 6/15/18	8/11/08 - 8/15/08	$ 6,416
Tory Burch LLC	12/31/12	$ 17,505
Vice Holdings, Inc. Series A	8/3/12	$ 34,999
wetpaint.com, Inc. Series C	5/14/08	$ 5,000
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 523
Fidelity Corporate Bond 1-10 Year Central Fund	3,681
Fidelity Mortgage Backed Securities Central Fund	13,599
Fidelity Securities Lending Cash Central Fund	404
Total	$ 18,207
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 286,809	$ -	$ 287,718*	$ -	0.0%
Fidelity Mortgage Backed Securities Central Fund	1,638,428	267,575	491,113	1,407,917	9.4%
Total	$ 1,925,237	$ 267,575	$ 778,831	$ 1,407,917
* Includes the value of shares redeemed through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMAG Pharmaceuticals, Inc.	$ 21,602	$ -	$ -	$ -	$ 24,172
American Woodmark Corp.	-	19,666	-	-	23,916
CareView Communications, Inc.	10,530	-	-	-	8,340
Neurocrine Biosciences, Inc.	27,540	-	-	-	39,481
Southcross Energy Partners LP	-	16,366	-	127	16,671
TherapeuticsMD, Inc.	18,645	5,011	-	-	26,255
Total	$ 78,317	$ 41,043	$ -	$ 127	$ 138,835
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,172,802	$ 1,994,538	$ -	$ 178,264
Consumer Staples	1,147,444	1,147,444	-	-
Energy	1,187,703	1,187,703	-	-
Financials	2,271,359	2,223,185	48,174	-
Health Care	1,854,921	1,854,921	-	-
Industrials	1,264,639	1,257,938	6,701	-
Information Technology	2,486,388	2,485,394	-	994
Materials	589,537	578,856	10,681	-
Telecommunication Services	124,241	122,567	-	1,674
Utilities	202,450	196,502	5,948	-
Corporate Bonds	2,706,379	-	2,691,217	15,162
U.S. Government and Government Agency Obligations	1,077,414	-	1,077,414	-
U.S. Government Agency - Mortgage Securities	1,102,758	-	1,102,758	-
Asset-Backed Securities	23,502	-	19,176	4,326
Collateralized Mortgage Obligations	50,120	-	50,120	-
Commercial Mortgage Securities	465,608	-	465,098	510
Municipal Securities	140,626	-	140,626	-
Foreign Government and Government Agency Obligations	59,078	-	59,078	-
Floating Rate Loans	171,585	-	163,207	8,378
Bank Notes	8,421	-	8,421	-
Preferred Securities	4,165	-	4,165	-
Fixed-Income Funds	1,407,917	1,407,917	-	-
Other	11	-	-	11
Money Market Funds	659,581	659,581	-	-
Total Investments in Securities:	$ 21,178,649	$ 15,116,546	$ 5,852,784	$ 209,319
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Liabilities
Swap Agreements	$ (12,331)	$ -	$ (12,331)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (408,665)	$ -	$ (408,665)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (12,331)
Total Value of Derivatives	$ -	$ (12,331)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	15.9%
AAA,AA,A	5.1%
BBB	6.9%
BB	2.0%
B	2.6%
CCC,CC,C	0.5%
D	0.0%*
Not Rated	0.6%
Equities	65.2%
Short-Term Investments and Net Other Assets	1.2%
100%
* Amount represents less than 0.1%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.3%
Canada	1.3%
Ireland	1.2%
Others (Individually Less Than 1%)	8.2%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2013
Assets
Investment in securities, at value (including securities loaned of $44,634) - See accompanying schedule: Unaffiliated issuers (cost $15,649,193)	$ 18,972,316
Fidelity Central Funds (cost $1,994,782)	2,067,498
Other affiliated issuers (cost $112,676)	138,835
Total Investments (cost $17,756,651)		$ 21,178,649
Cash		319
Receivable for investments sold		113,016
Receivable for TBA sale commitments		406,391
Receivable for swap agreements		2
Receivable for fund shares sold		16,486
Dividends receivable		18,044
Interest receivable		49,903
Distributions receivable from Fidelity Central Funds		102
Prepaid expenses		37
Receivable from investment adviser for expense reductions		14
Other receivables		1,632
Total assets		21,784,595

Liabilities
Payable for investments purchased Regular delivery	$ 128,739
Delayed delivery	765,979
TBA sale commitments, at value	408,665
Payable for swap agreements	783
Payable for fund shares redeemed	15,719
Swap agreements, at value	12,331
Accrued management fee	6,885
Other affiliated payables	2,379
Other payables and accrued expenses	1,044
Collateral on securities loaned, at value	45,716
Total liabilities		1,388,240

Net Assets		$ 20,396,355
Net Assets consist of:
Paid in capital		$ 16,578,123
Undistributed net investment income		84,786
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		325,817
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,407,629
Net Assets		$ 20,396,355

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2013

Puritan: Net Asset Value, offering price and redemption price per share ($15,696,581 ÷ 778,886 shares)	$ 20.15

Class K: Net Asset Value, offering price and redemption price per share ($4,699,774 ÷ 233,263 shares)	$ 20.15

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2013

Investment Income
Dividends (including $127 earned from other affiliated issuers)		$ 114,650
Interest		105,792
Income from Fidelity Central Funds		18,207
Total income		238,649

Expenses
Management fee	$ 40,469
Transfer agent fees	13,354
Accounting and security lending fees	997
Custodian fees and expenses	151
Independent trustees' compensation	65
Appreciation in deferred trustee compensation account	1
Registration fees	107
Audit	140
Legal	81
Interest	2
Miscellaneous	82
Total expenses before reductions	55,449
Expense reductions	(1,469)	53,980
Net investment income (loss)		184,669
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	574,830
Fidelity Central Funds	44,320
Foreign currency transactions	(368)
Swap agreements	(5,664)
Total net realized gain (loss)		613,118
Change in net unrealized appreciation (depreciation) on: Investment securities	376,200
Assets and liabilities in foreign currencies	13
Swap agreements	5,374
Delayed delivery commitments	285
Total change in net unrealized appreciation (depreciation)		381,872
Net gain (loss)		994,990
Net increase (decrease) in net assets resulting from operations		$ 1,179,659

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 184,669	$ 389,728
Net realized gain (loss)	613,118	255,024
Change in net unrealized appreciation (depreciation)	381,872	1,565,691
Net increase (decrease) in net assets resulting from operations	1,179,659	2,210,443
Distributions to shareholders from net investment income	(184,762)	(364,135)
Distributions to shareholders from net realized gain	(355,227)	-
Total distributions	(539,989)	(364,135)
Share transactions - net increase (decrease)	23,986	(743,799)
Total increase (decrease) in net assets	663,656	1,102,509

Net Assets
Beginning of period	19,732,699	18,630,190
End of period (including undistributed net investment income of $84,786 and undistributed net investment income of $84,879, respectively)	$ 20,396,355	$ 19,732,699

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Puritan

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.53	$ 17.72	$ 15.81	$ 15.06	$ 17.07	$ 20.54
Income from Investment Operations
Net investment income (loss) D	.18	.38	.35	.40	.45	.50
Net realized and unrealized gain (loss)	.98	1.78	1.93	.75	(2.00)	(1.80)
Total from investment operations	1.16	2.16	2.28	1.15	(1.55)	(1.30)
Distributions from net investment income	(.18)	(.35)	(.36)	(.39)	(.44)	(.55)
Distributions from net realized gain	(.35)	-	- H	(.01)	(.02)	(1.62)
Total distributions	(.54) K	(.35)	(.37) J	(.40)	(.46) I	(2.17)
Net asset value, end of period	$ 20.15	$ 19.53	$ 17.72	$ 15.81	$ 15.06	$ 17.07
Total Return B, C	6.04%	12.35%	14.38%	7.61%	(8.76)%	(7.35)%
Ratios to Average Net Assets E, G
Expenses before reductions	.58% A	.59%	.60%	.61%	.67%	.61%
Expenses net of fee waivers, if any	.58% A	.59%	.60%	.61%	.67%	.61%
Expenses net of all reductions	.57% A	.59%	.59%	.61%	.67%	.60%
Net investment income (loss)	1.83% A	2.03%	1.96%	2.48%	3.30%	2.72%
Supplemental Data
Net assets, end of period (in millions)	$ 15,697	$ 15,472	$ 15,420	$ 15,054	$ 16,111	$ 21,427
Portfolio turnover rate F	202% A, L	141%	154% L	104%	116% L	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.46 per share is comprised of distributions from net investment income of $.442 and distributions from net realized gain of $.015 per share.

J Total distributions of $.37 per share is comprised of distributions from net investment income of $.364 and distributions from net realized gain of $.003 per share.

K Total distributions of $.54 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.354 per share.

L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.52	$ 17.72	$ 15.80	$ 15.06	$ 17.07	$ 18.22
Income from Investment Operations
Net investment income (loss) D	.19	.40	.38	.42	.46	.14
Net realized and unrealized gain (loss)	.99	1.77	1.93	.74	(1.99)	(1.16)
Total from investment operations	1.18	2.17	2.31	1.16	(1.53)	(1.02)
Distributions from net investment income	(.19)	(.37)	(.39)	(.41)	(.47)	(.13)
Distributions from net realized gain	(.35)	-	- I	(.01)	(.02)	-
Total distributions	(.55) K	(.37)	(.39)	(.42)	(.48) J	(.13)
Net asset value, end of period	$ 20.15	$ 19.52	$ 17.72	$ 15.80	$ 15.06	$ 17.07
Total Return B, C	6.16%	12.43%	14.59%	7.69%	(8.59)%	(5.60)%
Ratios to Average Net Assets E, H
Expenses before reductions	.47% A	.48%	.48%	.48%	.50%	.48% A
Expenses net of fee waivers, if any	.47% A	.48%	.48%	.48%	.50%	.48% A
Expenses net of all reductions	.46% A	.47%	.47%	.47%	.50%	.48% A
Net investment income (loss)	1.94% A	2.15%	2.09%	2.61%	3.47%	3.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 4,700	$ 4,261	$ 3,211	$ 2,280	$ 1,469	$ 9
Portfolio turnover rate F	202% A, L	141%	154% L	104%	116% L	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.48 per share is comprised of distributions from net investment income of $.468 and distributions from net realized gain of $.015 per share.

K Total distributions of $.55 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.354 per share.

L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Puritan® Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swap Agreements Options

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,554,468
Gross unrealized depreciation	(175,302)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,379,166

Tax cost	$ 17,799,483

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and

Semiannual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels.

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (5,664)	$ 5,374

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swap Agreements - continued

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and liquidations executed in-kind from Affiliated Central Funds, aggregated $6,957,861 and $6,647,112, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Puritan	$ 12,262.16
Class K	1,092.05
	$ 13,354

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $117 for the period.

Other Affiliated Transactions. On January 4, 2013, the Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a fund in which the Fund was invested, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by the 1-10 Year Board. Under the plan, 1-10 Year distributed in-kind all of its net assets to its shareholders pro rata at its NAV per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $287,718 in return for 2,530 shares of 1-10 Year. Because 1-10 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,873. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $71. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $404 (including $23 from securities loaned to FCM).

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $31,358. The weighted average interest rate was .66%. The interest expense amounted to $2 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,450 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Expense Reductions - continued

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $14.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Puritan	$ 141,260	$ 290,441
Class K	43,502	73,694
Total	$ 184,762	$ 364,135
From net realized gain
Puritan	$ 276,685	$ -
Class K	78,542	-
Total	$ 355,227	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Puritan
Shares sold	40,925	79,946	$ 807,951	$ 1,477,678
Reinvestment of distributions	20,468	15,053	396,989	274,339
Shares redeemed	(74,881)	(172,734)	(1,470,732)	(3,181,243)
Net increase (decrease)	(13,488)	(77,735)	$ (265,792)	$ (1,429,226)
Class K
Shares sold	31,469	80,899	$ 616,434	$ 1,501,190
Reinvestment of distributions	6,295	4,030	122,044	73,694
Shares redeemed	(22,760)	(47,844)	(448,700)	(889,457)
Net increase (decrease)	15,004	37,085	$ 289,778	$ 685,427

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at February 28, 2013, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the agent banks, custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 18, 2013

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

PUR-USAN-0413
1.789289.109

Fidelity®

Puritan®

Fund -
Class K

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Puritan	.58%
Actual		$ 1,000.00	$ 1,060.40	$ 2.96
HypotheticalA		$ 1,000.00	$ 1,021.92	$ 2.91
Class K	.47%
Actual		$ 1,000.00	$ 1,061.60	$ 2.40
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.9	4.5
General Electric Co.	1.5	1.3
Google, Inc. Class A	1.5	1.2
Comcast Corp. Class A (special) (non-vtg.)	1.4	1.1
Citigroup, Inc.	1.2	0.8
	7.5
Top Five Bond Issuers as of February 28, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	6.7	8.7
U.S. Treasury Obligations	5.3	5.4
Freddie Mac	1.9	2.4
Ginnie Mae	1.5	1.9
Wachovia Bank Commercial Mortgage Trust	0.9	0.5
	16.3
Top Five Market Sectors as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.4	11.7
Information Technology	12.8	15.1
Consumer Discretionary	12.2	9.9
Health Care	10.1	9.1
Energy	7.2	8.1
Asset Allocation (% of fund's net assets)
As of February 28, 2013*		As of August 31, 2012**
	Stocks 64.9%		Stocks and Investment Companies 61.3%
	Bonds 32.7%		Bonds 33.6%
	Convertible Securities 0.4%		Convertible Securities 0.5%
	Other Investments 0.8%		Other Investments 0.9%
	Short-Term Investments and Net Other Assets (Liabilities) 1.2%		Short-Term Investments and Net Other Assets (Liabilities) 3.7%
* Foreign investments	10.7%	** Foreign investments	9.0%

Percentages are adjusted for the effect of futures contracts and swap agreements, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2013

Showing Percentage of Net Assets

Common Stocks - 64.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.0%
Delphi Automotive PLC	68,093	$ 2,850
Automobiles - 0.7%
Ford Motor Co.	5,428,900	68,458
General Motors Co. (a)	2,170	59
Harley-Davidson, Inc.	952,200	50,114
Motors Liquidation Co. GUC Trust (a)	28,150	650
Tesla Motors, Inc. (a)	490,800	17,095
		136,376
Hotels, Restaurants & Leisure - 1.3%
Dunkin' Brands Group, Inc.	1,148,000	42,648
Penn National Gaming, Inc. (a)	294,600	14,686
Starbucks Corp.	1,272,400	69,753
Station Holdco LLC (a)(o)(p)	1,194,419	1,744
Station Holdco LLC warrants 6/15/18 (a)(o)(p)	75,658	5
Vail Resorts, Inc.	917,027	50,657
Wyndham Worldwide Corp.	623,400	37,554
Yum! Brands, Inc.	612,500	40,107
		257,154
Household Durables - 0.9%
D.R. Horton, Inc.	1,152,800	25,707
KB Home	472,608	8,833
Lennar Corp. Class A	665,400	25,678
Toll Brothers, Inc. (a)	2,264,800	77,275
Whirlpool Corp.	467,000	52,748
		190,241
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	400,900	105,946
priceline.com, Inc. (a)	72,700	49,987
Spotify Technology SA (p)	15,765	15,407
		171,340
Leisure Equipment & Products - 0.2%
Brunswick Corp.	1,066,700	38,871
Media - 3.5%
CBS Corp. Class B	882,600	38,296
Comcast Corp. Class A (special) (non-vtg.)	7,472,400	286,268
Discovery Communications, Inc. (a)	684,000	50,158
HMH Holdings, Inc. warrants 6/22/19 (a)(p)	1,945	15
Legend Pictures LLC (a)(o)(p)	49,141	91,067
Lions Gate Entertainment Corp. (a)(f)	1,994,900	41,833
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Manchester United PLC	1,579,264	$ 27,684
News Corp. Class A	3,383,100	97,433
Pandora Media, Inc. (a)(f)	529,694	6,462
Publicis Groupe SA	514,200	33,982
The Walt Disney Co.	284,190	15,514
Tribune Co. Class A (a)	13,773	730
Vertis Holdings, Inc. (a)	1,934	22
Virgin Media, Inc.	578,400	26,838
		716,302
Multiline Retail - 0.2%
PPR SA	215,300	48,262
Specialty Retail - 1.1%
Five Below, Inc.	141,900	5,648
Home Depot, Inc.	2,023,500	138,610
TJX Companies, Inc.	1,736,600	78,095
		222,353
Textiles, Apparel & Luxury Goods - 1.5%
Brunello Cucinelli SpA (f)	1,155,400	23,667
C. Wonder LLC (a)(o)(p)	555,555	17,500
lululemon athletica, Inc. (a)	200,000	13,410
Michael Kors Holdings Ltd. (a)	896,861	53,166
NIKE, Inc. Class B	470,400	25,618
PVH Corp.	712,000	86,757
Ralph Lauren Corp.	327,700	56,846
Tory Burch LLC (a)(o)(p)	324,840	17,505
Tumi Holdings, Inc. (f)	67,400	1,593
		296,062
TOTAL CONSUMER DISCRETIONARY		2,079,811
CONSUMER STAPLES - 5.6%
Beverages - 1.8%
Anheuser-Busch InBev SA NV ADR	314,000	29,513
Beam, Inc.	1,228,200	74,957
Fomento Economico Mexicano S.A.B. de CV unit	1,974,500	22,106
Monster Beverage Corp. (a)	767,000	38,680
Remy Cointreau SA	154,218	19,490
The Coca-Cola Co.	4,746,200	183,773
		368,519
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	1,700	$ 172
CVS Caremark Corp.	3,394,800	173,542
Drogasil SA	888	10
Wal-Mart Stores, Inc.	237,900	16,839
		190,563
Food Products - 0.3%
Bunge Ltd.	833,000	61,734
Household Products - 0.9%
Procter & Gamble Co.	2,331,800	177,637
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	541,200	34,691
Prestige Brands Holdings, Inc. (a)	1,949,251	46,373
		81,064
Tobacco - 1.3%
Japan Tobacco, Inc.	1,777,900	56,105
Lorillard, Inc.	56,300	2,170
Philip Morris International, Inc.	2,285,040	209,652
		267,927
TOTAL CONSUMER STAPLES		1,147,444
ENERGY - 5.8%
Energy Equipment & Services - 1.4%
Cameron International Corp. (a)	1,014,400	64,638
Ensco PLC Class A	1,563,816	94,048
Ocean Rig UDW, Inc. (United States) (a)	2,048,049	29,840
Schlumberger Ltd.	1,126,900	87,729
		276,255
Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp.	1,002,100	79,747
Cabot Oil & Gas Corp.	1,000,200	61,982
Cheniere Energy, Inc. (a)	136,900	2,916
Chevron Corp.	1,289,800	151,100
Cobalt International Energy, Inc. (a)	799,000	19,711
Concho Resources, Inc. (a)	366,800	32,997
Energen Corp.	378,600	17,506
EQT Corp.	610,300	38,504
EV Energy Partners LP	575,724	32,246
Exxon Mobil Corp.	1,187,317	106,324
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hess Corp.	596,700	$ 39,681
Marathon Oil Corp.	596,100	19,969
Occidental Petroleum Corp.	878,658	72,340
Phillips 66	235,200	14,808
Pioneer Natural Resources Co.	516,900	65,031
Southcross Energy Partners LP (g)	727,680	16,671
Suncor Energy, Inc.	959,600	29,079
The Williams Companies, Inc.	3,101,900	107,667
		908,279
TOTAL ENERGY		1,184,534
FINANCIALS - 11.0%
Capital Markets - 1.5%
Apollo Global Management LLC Class A	1,112,300	26,150
BlackRock, Inc. Class A	218,800	52,457
Evercore Partners, Inc. Class A	1,013,500	41,249
Morgan Stanley	3,261,900	73,556
State Street Corp.	1,060,100	59,991
The Blackstone Group LP	1,044,400	19,739
UBS AG	2,294,030	36,246
		309,388
Commercial Banks - 2.6%
BB&T Corp.	824,900	25,044
Comerica, Inc.	197,168	6,779
Cullen/Frost Bankers, Inc.	243,700	14,758
First Horizon National Corp. (f)	3,479,100	36,983
First Republic Bank	50,000	1,823
M&T Bank Corp.	545,300	55,670
National Bank Holdings Corp.	238,501	4,314
PNC Financial Services Group, Inc.	619,100	38,626
TCF Financial Corp.	1,258,400	17,290
Texas Capital Bancshares, Inc. (a)	597,422	25,247
U.S. Bancorp	2,695,000	91,576
Wells Fargo & Co.	6,041,940	211,951
		530,061
Consumer Finance - 1.0%
American Express Co.	943,300	58,626
Capital One Financial Corp.	526,900	26,888
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services	704,900	$ 27,160
SLM Corp.	4,267,000	80,945
		193,619
Diversified Financial Services - 2.8%
2010 Swift Mandatory Common Exchange Security Trust (h)	110,200	1,333
Bank of America Corp.	7,454,400	83,713
Citigroup, Inc.	5,683,040	238,517
JPMorgan Chase & Co.	4,422,523	216,350
The NASDAQ Stock Market, Inc.	1,112,600	35,225
		575,138
Insurance - 2.2%
ACE Ltd.	787,800	67,270
Allstate Corp.	788,700	36,296
American International Group, Inc. (a)	1,916,900	72,861
Berkshire Hathaway, Inc. Class B (a)	1,043,700	106,624
Fidelity National Financial, Inc. Class A	959,600	23,932
MetLife, Inc.	1,346,700	47,727
The Travelers Companies, Inc.	1,168,300	93,955
		448,665
Real Estate Investment Trusts - 0.9%
American Tower Corp.	1,133,100	87,929
Lexington Corporate Properties Trust	3,468,867	39,753
Public Storage	278,600	42,127
Simon Property Group, Inc.	122,200	19,413
		189,222
Real Estate Management & Development - 0.0%
Realogy Holdings Corp.	103,500	4,642
TOTAL FINANCIALS		2,250,735
HEALTH CARE - 9.1%
Biotechnology - 3.9%
ACADIA Pharmaceuticals, Inc. (a)(f)	2,360,504	14,328
Achillion Pharmaceuticals, Inc. (a)	2,172,600	17,598
Acorda Therapeutics, Inc. (a)	572,900	17,044
Alexion Pharmaceuticals, Inc. (a)	293,200	25,432
AMAG Pharmaceuticals, Inc. (a)(g)	1,460,561	24,172
Amgen, Inc.	1,528,000	139,674
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Arena Pharmaceuticals, Inc. (a)(f)	466,100	$ 3,911
Biogen Idec, Inc. (a)	662,800	110,250
BioMarin Pharmaceutical, Inc. (a)	919,500	53,303
Celgene Corp. (a)	100,000	10,318
CSL Ltd.	1,035,843	63,484
Elan Corp. PLC sponsored ADR (a)	1,399,148	15,866
Gilead Sciences, Inc. (a)	2,912,600	124,397
Grifols SA ADR	2,828,280	81,115
KaloBios Pharmaceuticals, Inc.	625,000	4,125
Medivation, Inc. (a)	600,000	29,484
Merrimack Pharmaceuticals, Inc.	740,294	4,738
Neurocrine Biosciences, Inc. (a)(g)	3,731,700	39,481
Prothena Corp. PLC (a)	34,125	211
Vertex Pharmaceuticals, Inc. (a)	295,300	13,826
		792,757
Health Care Equipment & Supplies - 0.6%
Covidien PLC	636,800	40,481
The Cooper Companies, Inc.	766,559	81,301
		121,782
Health Care Providers & Services - 1.1%
Brookdale Senior Living, Inc. (a)	847,500	23,459
Catamaran Corp. (a)	675,150	36,262
CIGNA Corp.	832,200	48,650
McKesson Corp.	529,600	56,206
Qualicorp SA (a)	5,724,000	63,995
		228,572
Health Care Technology - 0.3%
CareView Communications, Inc. (a)(f)(g)	10,425,300	8,340
Cerner Corp. (a)	456,500	39,925
		48,265
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	665,900	27,622
Illumina, Inc. (a)(f)	159,700	8,006
		35,628
Pharmaceuticals - 3.0%
Actavis, Inc. (a)	904,700	77,044
Eli Lilly & Co.	1,821,800	99,580
Endo Health Solutions, Inc. (a)	465,100	14,418
Jazz Pharmaceuticals PLC (a)	271,100	15,773
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	5,600	$ 426
Merck & Co., Inc.	3,350,600	143,171
Optimer Pharmaceuticals, Inc. (a)	1,235,000	14,968
Pfizer, Inc.	4,966,100	135,922
TherapeuticsMD, Inc. (a)(g)	7,722,000	26,255
Valeant Pharmaceuticals International, Inc. (Canada) (a)	881,911	59,478
ViroPharma, Inc. (a)	774,078	19,306
Zoetis, Inc. Class A	334,700	11,196
		617,537
TOTAL HEALTH CARE		1,844,541
INDUSTRIALS - 6.2%
Aerospace & Defense - 0.9%
Textron, Inc.	2,441,600	70,440
United Technologies Corp.	1,204,400	109,058
		179,498
Airlines - 0.1%
Copa Holdings SA Class A	157,100	16,404
Building Products - 0.5%
American Woodmark Corp. (a)(g)	745,054	23,916
Armstrong World Industries, Inc.	330,000	16,873
Fortune Brands Home & Security, Inc. (a)	567,100	19,593
Masco Corp.	1,608,700	30,984
Masonite Worldwide Holdings (a)	5,358	238
Masonite Worldwide Holdings:
warrants 5/20/14 (a)	25,981	91
warrants 5/20/16 (a)	19,485	58
		91,753
Commercial Services & Supplies - 0.3%
ADT Corp.	321,850	15,413
Tyco International Ltd.	1,358,500	43,486
		58,899
Electrical Equipment - 0.3%
AMETEK, Inc.	850,002	35,556
Generac Holdings, Inc.	441,600	15,213
Regal-Beloit Corp.	266,000	20,556
		71,325
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 2.3%
Carlisle Companies, Inc.	548,000	$ 37,193
Danaher Corp.	1,188,300	73,199
General Electric Co.	13,623,500	316,338
Koninklijke Philips Electronics NV	237,200	6,701
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	1,373,900	38,881
		472,312
Machinery - 1.1%
Cummins, Inc.	369,200	42,779
Illinois Tool Works, Inc.	1,473,600	90,626
Ingersoll-Rand PLC	825,000	43,436
Mueller Water Products, Inc. Class A	1,661,100	9,335
Stanley Black & Decker, Inc.	455,400	35,840
Westport Innovations, Inc. (a)(f)	14,059	407
		222,423
Marine - 0.0%
DryShips, Inc. (a)	3,755,900	7,249
Road & Rail - 0.6%
Union Pacific Corp.	879,556	120,596
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	327,200	24,180
TOTAL INDUSTRIALS		1,264,639
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 1.8%
Cisco Systems, Inc.	1,457,400	30,387
Juniper Networks, Inc. (a)	2,627,900	54,345
Motorola Solutions, Inc.	1,995,300	124,128
QUALCOMM, Inc.	2,392,200	157,000
		365,860
Computers & Peripherals - 2.4%
Apple, Inc.	859,700	379,477
Hewlett-Packard Co.	1,052,600	21,199
NCR Corp. (a)	1,447,400	39,919
SanDisk Corp. (a)	793,800	40,000
		480,595
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	878,000	62,215
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Arrow Electronics, Inc. (a)	428,800	$ 17,216
E Ink Holdings, Inc. GDR (a)(h)	140,100	1,075
		80,506
Internet Software & Services - 2.6%
Demand Media, Inc. (a)(f)	2,972,708	24,079
eBay, Inc. (a)	2,005,300	109,650
Facebook, Inc. Class A	1,631,560	44,460
Google, Inc. Class A (a)	366,100	293,319
Mail.ru Group Ltd.:
GDR (h)	580,000	19,476
GDR (Reg. S)	289,900	9,735
Yahoo!, Inc. (a)	860,900	18,346
		519,065
IT Services - 1.6%
Accenture PLC Class A	1,468,400	109,190
Cognizant Technology Solutions Corp. Class A (a)	1,001,400	76,877
Visa, Inc. Class A	917,900	145,616
WNS Holdings Ltd. sponsored ADR (a)	200,000	2,812
		334,495
Semiconductors & Semiconductor Equipment - 1.4%
Altera Corp.	1,290,900	45,724
Analog Devices, Inc.	614,900	27,806
Avago Technologies Ltd.	84,600	2,895
Broadcom Corp. Class A	1,738,700	59,307
Freescale Semiconductor Holdings I Ltd. (a)	3,208,700	49,510
Intel Corp.	30,000	626
Linear Technology Corp.	445,500	17,036
NXP Semiconductors NV (a)	517,800	16,735
Samsung Electronics Co. Ltd.	29,326	41,757
Skyworks Solutions, Inc. (a)	392,800	8,367
Spansion, Inc. Class A	4,742	56
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,318,400	24,061
		293,880
Software - 2.0%
Adobe Systems, Inc. (a)	1,686,100	66,264
Citrix Systems, Inc. (a)	333,200	23,624
Fortinet, Inc. (a)	418,506	10,119
Microsoft Corp.	1,320,700	36,715
Oracle Corp.	5,030,300	172,338
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
QLIK Technologies, Inc. (a)	472,300	$ 12,280
salesforce.com, Inc. (a)	413,300	69,939
Splunk, Inc.	36,800	1,330
Workday, Inc.	332,500	18,384
		410,993
TOTAL INFORMATION TECHNOLOGY		2,485,394
MATERIALS - 2.9%
Chemicals - 2.2%
Ashland, Inc.	479,000	37,348
Axiall Corp.	943,400	53,378
Eastman Chemical Co.	607,800	42,382
FMC Corp.	746,100	44,960
LyondellBasell Industries NV Class A (f)	1,255,629	73,605
Monsanto Co.	1,398,300	141,270
RPM International, Inc.	416,700	12,672
W.R. Grace & Co. (a)	467,700	33,478
		439,093
Construction Materials - 0.3%
Eagle Materials, Inc.	228,000	14,663
Martin Marietta Materials, Inc. (f)	218,100	21,184
Vulcan Materials Co.	668,300	34,037
		69,884
Metals & Mining - 0.4%
BHP Billiton Ltd. sponsored ADR	510,000	38,179
Ivanplats Ltd. Class A (p)	2,928,027	10,681
Walter Energy, Inc.	900,900	28,640
		77,500
TOTAL MATERIALS		586,477
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
Broadview Networks Holdings, Inc.	123,987	1,674
Iliad SA	87,465	16,740
Verizon Communications, Inc.	1,738,200	80,878
		99,292
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
SBA Communications Corp. Class A (a)	350,800	$ 24,949
TOTAL TELECOMMUNICATION SERVICES		124,241
UTILITIES - 0.9%
Electric Utilities - 0.6%
Bicent Power LLC:
warrants 8/21/22 (a)	531	0
warrants 8/21/22 (a)	327	0
Edison International	1,312,900	63,059
NextEra Energy, Inc.	879,200	63,188
		126,247
Multi-Utilities - 0.3%
Sempra Energy	824,500	64,113
TOTAL UTILITIES		190,360
TOTAL COMMON STOCKS (Cost $10,100,224)		13,158,176
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
General Motors Co. 4.75%	148,900	6,220
Media - 0.2%
Vice Holdings, Inc. Series A (p)	6,701	34,999
TOTAL CONSUMER DISCRETIONARY		41,219
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Apache Corp. 6.00%	36,200	1,563
Chesapeake Energy Corp. 5.00%	18,580	1,606
		3,169
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (a)(p)	497,017	994
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
MATERIALS - 0.0%
Metals & Mining - 0.0%
AngloGold Ashanti Holdings Finance PLC 6.00%	104,600	$ 3,060
UTILITIES - 0.1%
Electric Utilities - 0.1%
AES Trust III 6.75%	122,232	6,142
PPL Corp. 8.75%	108,000	5,948
		12,090
TOTAL CONVERTIBLE PREFERRED STOCKS		60,532
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG	237,100	51,772
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (h)	10,951	10,595
Diversified Financial Services - 0.0%
GMAC Capital Trust I Series 2, 8.125%	377,872	10,029
TOTAL FINANCIALS		20,624
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)	90,117	10,380
TOTAL NONCONVERTIBLE PREFERRED STOCKS		82,776
TOTAL PREFERRED STOCKS (Cost $117,182)		143,308
Corporate Bonds - 13.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 380	$ 326
3.5% 1/15/31 (h)	2,807	2,409
Mood Media Corp. 10% 10/31/15 (h)	32	33
		2,768
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.75% 11/15/35	3,700	3,686
Massey Energy Co. 3.25% 8/1/15	1,880	1,794
		5,480
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc.:
8% 6/1/14 (p)	10,000	10,000
8% 12/6/14 (p)	3,000	3,000
		13,000
MATERIALS - 0.0%
Construction Materials - 0.0%
Headwaters, Inc. 2.5% 2/1/14	4,920	4,871
TOTAL CONVERTIBLE BONDS		26,119
Nonconvertible Bonds - 13.2%
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.0%
Continental Rubber of America Corp. 4.5% 9/15/19 (h)	755	764
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	1,110	1,154
Delphi Corp.:
5% 2/15/23	5,485	5,711
6.125% 5/15/21	1,690	1,842
Tenneco, Inc. 6.875% 12/15/20	2,415	2,638
		12,109
Automobiles - 0.1%
Daimler Finance North America LLC 1.95% 3/28/14 (h)	1,854	1,874
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
Ford Motor Co.:
4.75% 1/15/43	$ 4,571	$ 4,343
6.375% 2/1/29	2,190	2,477
7.45% 7/16/31	8,972	11,493
General Motors Corp.:
6.75% 5/1/28 (d)	390	0
7.125% 7/15/13 (d)	1,135	0
7.2% 1/15/11 (d)	2,855	0
7.4% 9/1/25 (d)	195	0
7.7% 4/15/16 (d)	705	0
8.25% 7/15/23 (d)	5,475	0
8.375% 7/15/33 (d)	16,800	0
Volkswagen International Finance NV 2.375% 3/22/17 (h)	1,515	1,567
		21,754
Distributors - 0.0%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	1,745	1,762
Diversified Consumer Services - 0.0%
Laureate Education, Inc. 9.25% 9/1/19 (h)	3,935	4,279
Hotels, Restaurants & Leisure - 0.2%
American Casino & Entertainment Properties LLC 11% 6/15/14	2,780	2,829
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (h)	325	338
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	3,765	3,671
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20 (h)	1,765	1,750
Chester Downs & Marina LLC 9.25% 2/1/20 (h)	435	417
Choice Hotels International, Inc. 5.75% 7/1/22	390	432
Chukchansi Economic Development Authority 9.75% 5/30/20 (h)	2,861	1,709
Graton Economic Development Authority 9.625% 9/1/19 (h)	1,065	1,195
Landry's Holdings II, Inc. 10.25% 1/1/18 (h)	900	932
MCE Finance Ltd. 5% 2/15/21 (h)	1,290	1,290
MGM Mirage, Inc.:
5.875% 2/27/14	2,998	3,110
6.625% 12/15/21	1,115	1,151
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
6.75% 4/1/13	$ 80	$ 80
7.5% 6/1/16	2,855	3,141
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind	17	17
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)	954	1,040
Pinnacle Entertainment, Inc. 7.75% 4/1/22	450	473
Royal Caribbean Cruises Ltd. 5.25% 11/15/22	615	626
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	2,270	2,253
Station Casinos LLC 3.66% 6/18/18 (e)	6,335	6,375
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	985	327
		33,156
Household Durables - 0.1%
Beazer Homes USA, Inc. 7.25% 2/1/23 (h)	775	787
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)	620	659
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	6,420	6,629
7.875% 8/15/19	8,325	9,199
8.25% 2/15/21	1,485	1,533
9% 4/15/19	835	885
William Lyon Homes, Inc. 8.5% 11/15/20 (h)	730	788
		20,480
Leisure Equipment & Products - 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. 7.875% 5/1/20 (h)	560	578
Media - 0.8%
AMC Networks, Inc. 7.75% 7/15/21	340	385
Bresnan Broadband Holdings LLC 8% 12/15/18 (h)	875	958
Cablevision Systems Corp. 5.875% 9/15/22	2,910	2,823
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,544
5.25% 3/15/21 (h)(j)	1,375	1,375
5.75% 9/1/23 (h)(j)	945	945
8.125% 4/30/20	3,485	3,881
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (h)	$ 325	$ 336
Checkout Holding Corp. 0% 11/15/15 (h)	1,290	938
Cinemark USA, Inc. 5.125% 12/15/22 (h)	355	357
Clear Channel Communications, Inc.:
5.5% 9/15/14	2,355	2,296
5.5% 12/15/16	1,330	865
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (h)	755	789
6.5% 11/15/22 (h)	2,040	2,147
7.625% 3/15/20	585	600
7.625% 3/15/20	4,105	4,249
Comcast Corp.:
4.95% 6/15/16	790	892
5.7% 5/15/18	785	945
6.4% 5/15/38	6,000	7,690
6.4% 3/1/40	4,017	5,183
6.95% 8/15/37	7,000	9,493
COX Communications, Inc.:
3.25% 12/15/22 (h)	2,162	2,174
4.625% 6/1/13	2,632	2,659
Discovery Communications LLC:
3.7% 6/1/15	4,012	4,262
5.05% 6/1/20	168	193
6.35% 6/1/40	3,224	3,930
DISH DBS Corp.:
5.875% 7/15/22	2,655	2,794
6.75% 6/1/21	3,515	3,910
EchoStar Communications Corp. 6.625% 10/1/14	3,000	3,203
Lamar Media Corp.:
5.875% 2/1/22	525	570
7.875% 4/15/18	1,400	1,523
Mood Media Corp. 9.25% 10/15/20 (h)	1,420	1,519
National CineMedia LLC:
6% 4/15/22	2,600	2,789
7.875% 7/15/21	1,380	1,532
NBCUniversal Media LLC:
3.65% 4/30/15	1,216	1,290
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
NBCUniversal Media LLC: - continued
5.15% 4/30/20	$ 4,917	$ 5,838
6.4% 4/30/40	4,249	5,462
News America Holdings, Inc. 7.75% 12/1/45	7,312	10,116
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (h)	1,770	1,748
7.75% 10/15/18	3,165	3,497
11.625% 2/1/14	1,171	1,268
Radio One, Inc. 12.5% 5/24/16 pay-in-kind (l)	4,567	4,590
Regal Entertainment Group 5.75% 2/1/25	340	333
Satelites Mexicanos SA de CV 9.5% 5/15/17	475	494
Sheridan Group, Inc. 12.5% 4/15/14	1,775	1,544
Time Warner Cable, Inc.:
5.5% 9/1/41	11,225	11,764
6.2% 7/1/13	3,131	3,186
6.75% 7/1/18	1,581	1,936
Time Warner, Inc.:
3.15% 7/15/15	451	475
5.375% 10/15/41	1,539	1,659
5.875% 11/15/16	3,738	4,359
6.2% 3/15/40	2,618	3,100
6.5% 11/15/36	2,633	3,175
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (h)	1,340	1,350
7.5% 3/15/19 (h)	480	523
UPCB Finance VI Ltd. 6.875% 1/15/22 (h)	1,250	1,353
Viacom, Inc.:
1.25% 2/27/15	377	380
3.5% 4/1/17	219	236
Videotron Ltd. 9.125% 4/15/18	5,565	5,885
WMG Acquisition Corp. 6% 1/15/21 (h)	470	489
		155,799
Specialty Retail - 0.1%
Albea Beauty Holdings SA 8.375% 11/1/19 (h)	1,730	1,825
Asbury Automotive Group, Inc. 8.375% 11/15/20	565	627
Claire's Stores, Inc. 9% 3/15/19 (h)	3,800	4,199
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (h)(l)	1,175	1,201
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc. 3.8% 11/15/21	$ 201	$ 221
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (h)	3,260	3,598
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (h)	590	608
Sonic Automotive, Inc.:
7% 7/15/22	885	982
9% 3/15/18	1,000	1,098
		14,359
Textiles, Apparel & Luxury Goods - 0.0%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (h)(l)	725	727
TOTAL CONSUMER DISCRETIONARY		265,003
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	236	236
5.375% 11/15/14	2,054	2,216
Beam, Inc. 1.875% 5/15/17	1,176	1,198
FBG Finance Ltd. 5.125% 6/15/15 (h)	3,957	4,325
Fortune Brands, Inc.:
5.375% 1/15/16	1,919	2,135
6.375% 6/15/14	1,002	1,072
Heineken NV:
1.4% 10/1/17 (h)	2,951	2,942
2.75% 4/1/23 (h)	3,085	3,007
SABMiller Holdings, Inc.:
1.85% 1/15/15 (h)	1,947	1,981
2.45% 1/15/17 (h)	1,947	2,031
		21,143
Food & Staples Retailing - 0.1%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (h)	1,030	1,107
ESAL GmbH 6.25% 2/5/23 (h)	925	916
Reddy Ice Corp. 11.25% 3/15/15	3,895	4,041
Rite Aid Corp.:
7.5% 3/1/17	12,125	12,474
7.7% 2/15/27	110	106
9.25% 3/15/20	1,330	1,495
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Tops Markets LLC 8.875% 12/15/17 (h)	$ 675	$ 731
Walgreen Co.:
1% 3/13/15	1,555	1,560
1.8% 9/15/17	2,454	2,489
		24,919
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (h)	417	499
ConAgra Foods, Inc.:
1.9% 1/25/18	2,064	2,088
3.2% 1/25/23	2,400	2,395
4.65% 1/25/43	2,673	2,683
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (h)	405	439
Kraft Foods, Inc.:
6.5% 8/11/17	2,584	3,128
6.5% 2/9/40	2,975	3,895
6.75% 2/19/14	318	336
Michael Foods Holding, Inc. 8.5% 7/15/18 pay-in-kind (h)(l)	425	436
Post Holdings, Inc. 7.375% 2/15/22	1,545	1,669
		17,568
Household Products - 0.0%
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (h)	350	373
6.625% 11/15/22 (h)	415	446
		819
Personal Products - 0.0%
Alphabet Holding Co., Inc. 7.75% 11/1/17 pay-in-kind (h)	1,435	1,492
Prestige Brands, Inc. 8.125% 2/1/20	220	248
Revlon Consumer Products Corp. 5.75% 2/15/21 (h)	1,105	1,095
		2,835
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	4,020	3,943
4.25% 8/9/42	4,020	3,840
9.7% 11/10/18	5,570	7,775
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
3.25% 11/1/22	$ 2,999	$ 2,983
4.75% 11/1/42	4,633	4,535
6.75% 6/15/17	3,979	4,805
7.25% 6/15/37	6,101	7,981
		35,862
TOTAL CONSUMER STAPLES		103,146
ENERGY - 1.4%
Energy Equipment & Services - 0.3%
Cameron International Corp. 1.6% 4/30/15	231	233
DCP Midstream LLC:
4.75% 9/30/21 (h)	5,634	5,966
5.35% 3/15/20 (h)	5,174	5,703
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (h)	880	890
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	5,488	5,903
5% 10/1/21	2,280	2,545
6.5% 4/1/20	2,264	2,736
FMC Technologies, Inc.:
2% 10/1/17	735	741
3.45% 10/1/22	1,333	1,353
Gulfmark Offshore, Inc. 6.375% 3/15/22	365	376
Noble Holding International Ltd.:
3.05% 3/1/16	756	788
3.45% 8/1/15	1,075	1,126
Offshore Group Investment Ltd.:
7.5% 11/1/19 (h)	7,020	7,213
11.5% 8/1/15	2,588	2,821
Oil States International, Inc. 6.5% 6/1/19	1,420	1,519
Pacific Drilling V Ltd. 7.25% 12/1/17 (h)	2,800	2,954
Precision Drilling Corp.:
6.5% 12/15/21	315	334
6.625% 11/15/20	1,580	1,675
Pride International, Inc. 6.875% 8/15/20	1,355	1,698
Transocean, Inc. 5.05% 12/15/16	3,719	4,143
Unit Corp. 6.625% 5/15/21	4,515	4,696
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd.:
4.95% 10/15/13	$ 2,346	$ 2,406
5.15% 3/15/13	3,067	3,070
		60,889
Oil, Gas & Consumable Fuels - 1.1%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,680	1,659
Alpha Natural Resources, Inc.:
6% 6/1/19	1,735	1,575
6.25% 6/1/21	1,675	1,487
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,489	1,712
6.375% 9/15/17	20,246	24,179
6.45% 9/15/36	4,261	5,228
Apache Corp. 3.25% 4/15/22	193	200
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23 (h)	1,155	1,149
Cenovus Energy, Inc. 4.5% 9/15/14	745	787
Continental Resources, Inc. 5% 9/15/22	2,690	2,838
Crestwood Midstream Partners LP/Finance Corp.:
7.75% 4/1/19	860	897
7.75% 4/1/19 (h)	1,130	1,170
DCP Midstream Operating LP:
2.5% 12/1/17	2,677	2,707
4.95% 4/1/22	1,048	1,129
Denbury Resources, Inc.:
4.625% 7/15/23	4,625	4,527
8.25% 2/15/20	1,973	2,215
Duke Energy Field Services:
5.375% 10/15/15 (h)	1,647	1,795
6.45% 11/3/36 (h)	3,753	4,218
El Paso Natural Gas Co. 5.95% 4/15/17	1,260	1,458
Enbridge Energy Partners LP 4.2% 9/15/21	6,629	7,012
Encana Holdings Finance Corp. 5.8% 5/1/14	3,892	4,107
Enterprise Products Operating LP:
5.6% 10/15/14	1,482	1,594
5.65% 4/1/13	410	411
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	$ 885	$ 956
EPE Holdings LLC/EP Energy Bond Co., Inc. 8.125% 12/15/17 pay-in-kind (h)(l)	1,410	1,431
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	1,715	1,796
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,540	1,671
9.375% 5/1/20	4,780	5,437
Forest Oil Corp.:
7.25% 6/15/19	1,670	1,678
7.5% 9/15/20 (h)	1,735	1,861
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21 (h)	575	594
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)	677	793
Halcon Resources Corp. 8.875% 5/15/21 (h)	1,030	1,105
Kodiak Oil & Gas Corp.:
5.5% 1/15/21 (h)	485	502
8.125% 12/1/19	1,325	1,487
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (h)	3,855	3,932
6.5% 5/15/19	1,820	1,879
Marathon Petroleum Corp.:
3.5% 3/1/16	409	437
5.125% 3/1/21	3,173	3,694
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	610	637
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (h)	2,559	2,668
Motiva Enterprises LLC:
5.75% 1/15/20 (h)	3,614	4,340
6.85% 1/15/40 (h)	2,906	3,916
Nakilat, Inc. 6.067% 12/31/33 (h)	1,839	2,234
Nexen, Inc.:
5.2% 3/10/15	1,224	1,324
6.2% 7/30/19	1,865	2,298
Occidental Petroleum Corp. 2.7% 2/15/23	1,608	1,623
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 8.375% 6/1/20 (h)	425	448
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	$ 5,238	$ 5,476
7.875% 3/15/19	5,564	6,811
Petroleos Mexicanos:
3.5% 1/30/23 (h)	4,530	4,439
4.875% 1/24/22	2,315	2,543
5.5% 1/21/21	5,342	6,109
5.5% 6/27/44	8,991	9,193
6% 3/5/20	1,974	2,321
6.5% 6/2/41	3,561	4,193
Phillips 66:
1.95% 3/5/15	1,526	1,560
2.95% 5/1/17	1,527	1,616
4.3% 4/1/22	5,338	5,884
5.875% 5/1/42	4,552	5,416
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	2,631	2,775
3.95% 9/15/15	308	332
6.125% 1/15/17	1,880	2,200
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20	1,075	1,134
Rockies Express Pipeline LLC 6% 1/15/19 (h)	2,215	2,171
Southeast Supply Header LLC 4.85% 8/15/14 (h)	1,176	1,221
Spectra Energy Capital, LLC 5.65% 3/1/20	944	1,108
Spectra Energy Partners, LP:
2.95% 6/15/16	1,059	1,094
4.6% 6/15/21	1,296	1,384
Suncor Energy, Inc. 6.1% 6/1/18	7,771	9,422
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	760	828
Tesoro Corp.:
4.25% 10/1/17	765	796
5.375% 10/1/22	865	900
Texas Eastern Transmission LP 6% 9/15/17 (h)	948	1,120
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)	5,281	5,476
Western Gas Partners LP 5.375% 6/1/21	7,147	8,082
		218,399
TOTAL ENERGY		279,288
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 5.1%
Capital Markets - 0.7%
Bear Stearns Companies, Inc. 5.3% 10/30/15	$ 878	$ 972
BlackRock, Inc.:
3.375% 6/1/22	274	289
4.25% 5/24/21	414	465
Goldman Sachs Group, Inc.:
2.375% 1/22/18	10,000	10,132
5.75% 1/24/22	14,718	17,272
5.95% 1/18/18	4,242	4,962
6.15% 4/1/18	3,466	4,096
Lazard Group LLC:
6.85% 6/15/17	5,189	5,981
7.125% 5/15/15	1,855	2,057
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	9,300	10,608
6.4% 8/28/17	4,204	4,936
7.75% 5/14/38	7,615	10,289
Morgan Stanley:
3.75% 2/25/23	6,745	6,816
4% 7/24/15	1,137	1,200
4.75% 4/1/14	335	347
4.875% 11/1/22	7,126	7,525
5.375% 10/15/15	15,930	17,390
5.5% 7/28/21	1,128	1,295
5.625% 9/23/19	453	524
5.75% 1/25/21	4,278	4,961
5.95% 12/28/17	250	290
6% 4/28/15	22,938	25,040
6.625% 4/1/18	1,494	1,778
UBS AG Stamford Branch 2.25% 1/28/14	1,003	1,018
		140,243
Commercial Banks - 1.1%
Associated Banc Corp. 5.125% 3/28/16	1,852	2,030
Bank of America NA 5.3% 3/15/17	14,681	16,457
BB&T Corp. 3.95% 3/22/22	1,495	1,602
CIT Group, Inc.:
4.25% 8/15/17	2,760	2,857
4.75% 2/15/15 (h)	4,790	5,041
5% 8/15/22	2,195	2,349
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
CIT Group, Inc.: - continued
5.25% 3/15/18	$ 3,215	$ 3,456
5.375% 5/15/20	2,805	3,057
5.5% 2/15/19 (h)	5,285	5,747
Comerica Bank 5.7% 6/1/14	507	537
Comerica, Inc. 4.8% 5/1/15	1,013	1,086
Credit Suisse 6% 2/15/18	12,547	14,477
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,347
Discover Bank:
7% 4/15/20	3,075	3,819
8.7% 11/18/19	532	712
Fifth Third Bancorp:
3.5% 3/15/22	529	552
4.5% 6/1/18	418	465
5.45% 1/15/17	1,848	2,084
8.25% 3/1/38	3,116	4,350
Fifth Third Bank 4.75% 2/1/15	680	727
Fifth Third Capital Trust IV 6.5% 4/15/67 (l)	3,790	3,795
HBOS PLC 6.75% 5/21/18 (h)	408	452
Huntington Bancshares, Inc. 7% 12/15/20	2,561	3,176
Intesa Sanpaolo SpA:
3.125% 1/15/16	9,095	8,974
3.875% 1/16/18	18,369	18,053
JPMorgan Chase Bank 6% 10/1/17	1,942	2,299
KeyBank NA:
5.45% 3/3/16	2,302	2,596
5.8% 7/1/14	7,641	8,153
KeyCorp. 5.1% 3/24/21	519	604
Marshall & Ilsley Bank:
4.85% 6/16/15	3,881	4,159
5% 1/17/17	7,888	8,672
Regions Bank:
6.45% 6/26/37	8,253	8,831
7.5% 5/15/18	6,849	8,356
Regions Financial Corp.:
5.75% 6/15/15	1,067	1,159
7.75% 11/10/14	4,922	5,427
Royal Bank of Scotland Group PLC 6.125% 12/15/22	35,362	37,110
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.:
0.608% 4/1/15 (l)	$ 8,610	$ 8,443
3.5% 1/20/17	3,871	4,166
3.6% 4/15/16	252	270
UnionBanCal Corp.:
3.5% 6/18/22	5,802	6,034
5.25% 12/16/13	893	925
Wachovia Bank NA 4.8% 11/1/14	461	492
Wachovia Corp.:
5.625% 10/15/16	4,581	5,245
5.75% 6/15/17	1,728	2,034
Wells Fargo & Co.:
1.5% 7/1/15	1,400	1,425
3.676% 6/15/16	2,210	2,397
		225,999
Consumer Finance - 0.7%
Ally Financial, Inc.:
4.625% 6/26/15	2,540	2,670
5.5% 2/15/17	5,165	5,565
6.25% 12/1/17	1,800	2,009
American Express Credit Corp.:
2.75% 9/15/15	1,352	1,414
2.8% 9/19/16	519	549
American Honda Finance Corp. 1.45% 2/27/15 (h)	1,975	2,003
Discover Financial Services:
3.85% 11/21/22 (h)	1,983	2,029
5.2% 4/27/22	2,146	2,429
6.45% 6/12/17	10,512	12,347
Ford Motor Credit Co. LLC:
2.5% 1/15/16	14,000	14,254
3% 6/12/17	5,430	5,568
4.25% 2/3/17	8,050	8,618
5.75% 2/1/21	2,190	2,478
5.875% 8/2/21	2,820	3,216
General Electric Capital Corp.:
1% 12/11/15	4,600	4,632
2.1% 12/11/19	1,572	1,602
2.15% 1/9/15	2,265	2,327
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
2.25% 11/9/15	$ 534	$ 553
4.625% 1/7/21	703	795
5.625% 9/15/17	17,812	20,983
General Motors Acceptance Corp. 8% 11/1/31	3,240	4,050
GMAC LLC:
6.75% 12/1/14	2,355	2,532
8% 12/31/18	6,035	7,167
8% 11/1/31	21,966	27,567
HSBC USA, Inc. 1.625% 1/16/18	4,988	5,010
Hyundai Capital America:
1.625% 10/2/15 (h)	1,867	1,881
2.125% 10/2/17 (h)	2,063	2,081
		146,329
Diversified Financial Services - 0.9%
ABB Finance (USA), Inc. 2.875% 5/8/22	1,515	1,533
Bank of America Corp.:
3.875% 3/22/17	781	841
5.875% 2/7/42	6,365	7,742
6.5% 8/1/16	1,010	1,166
7.375% 5/15/14	26	28
BP Capital Markets PLC:
3.125% 10/1/15	1,114	1,180
4.5% 10/1/20	1,106	1,257
4.742% 3/11/21	4,210	4,871
Calpine Construction Finance Co. LP 8% 6/1/16 (h)	6,880	7,241
Citigroup, Inc.:
3.953% 6/15/16	5,674	6,099
4.05% 7/30/22	2,389	2,481
4.45% 1/10/17	14,158	15,636
4.5% 1/14/22	4,016	4,470
4.75% 5/19/15	13,577	14,571
5.875% 1/30/42	121	147
5.9% (i)(l)	5,610	5,708
6.125% 5/15/18	685	820
6.5% 8/19/13	18,301	18,796
General Motors Financial Co., Inc.:
4.75% 8/15/17 (h)	8,705	9,118
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
General Motors Financial Co., Inc.: - continued
6.75% 6/1/18	$ 6,765	$ 7,780
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	7,625	7,940
8% 1/15/18	1,015	1,087
JPMorgan Chase & Co.:
3.15% 7/5/16	8,974	9,500
3.25% 9/23/22	10,000	10,095
3.4% 6/24/15	1,092	1,154
Landry's Acquisition Co. 9.375% 5/1/20 (h)	875	936
Lynx I Corp. 5.375% 4/15/21 (h)	770	791
Lynx II Corp. 6.375% 4/15/23 (h)	435	451
NSG Holdings II, LLC 7.75% 12/15/25 (h)	5,023	5,224
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (h)	5,782	5,918
Studio City Finance Ltd. 8.5% 12/1/20 (h)	5,600	6,160
TECO Finance, Inc.:
4% 3/15/16	1,242	1,338
5.15% 3/15/20	2,029	2,348
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (h)	1,155	1,210
9.625% 6/15/18 pay-in-kind	810	864
UPCB Finance III Ltd. 6.625% 7/1/20 (h)	2,150	2,306
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(l)	3,888	4,007
		172,814
Insurance - 0.8%
A-S Co.-Issuer Subsidiary, Inc./A-S Merger Sub LLC 7.875% 12/15/20 (h)	580	581
American International Group, Inc.:
2.375% 8/24/15	14,000	14,365
3.8% 3/22/17	5,298	5,753
4.875% 9/15/16	1,873	2,093
4.875% 6/1/22	3,800	4,311
5.85% 1/16/18	12,000	14,119
Aon Corp.:
3.125% 5/27/16	3,402	3,590
3.5% 9/30/15	3,819	4,022
5% 9/30/20	107	122
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Axis Capital Holdings Ltd. 5.75% 12/1/14	$ 329	$ 351
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(l)	2,008	2,068
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,082	1,203
5.125% 4/15/22	9,846	11,347
5.375% 3/15/17	595	678
6.625% 4/15/42	8,421	10,887
Liberty Mutual Group, Inc.:
5% 6/1/21 (h)	6,063	6,625
6.5% 3/15/35 (h)	1,064	1,198
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,128	4,677
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (h)	2,993	3,410
MetLife, Inc.:
1.756% 12/15/17 (e)	2,474	2,503
5% 6/15/15	686	751
6.75% 6/1/16	3,874	4,572
Metropolitan Life Global Funding I 3% 1/10/23 (h)	3,522	3,515
Monumental Global Funding III 5.5% 4/22/13 (h)	2,967	2,987
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (h)	3,585	4,552
Pacific Life Global Funding 5.15% 4/15/13 (h)	1,422	1,429
Pacific Life Insurance Co. 9.25% 6/15/39 (h)	3,048	4,454
Pacific LifeCorp:
5.125% 1/30/43 (h)	5,462	5,346
6% 2/10/20 (h)	7,857	9,034
Prudential Financial, Inc.:
3.875% 1/14/15	2,500	2,637
4.5% 11/16/21	1,461	1,624
7.375% 6/15/19	1,880	2,411
QBE Insurance Group Ltd. 5.647% 7/1/23 (h)(l)	544	542
Symetra Financial Corp. 6.125% 4/1/16 (h)	6,715	7,463
Unum Group:
5.625% 9/15/20	2,879	3,331
5.75% 8/15/42	5,561	6,014
7.125% 9/30/16	1,802	2,106
		156,671
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	$ 1,705	$ 1,842
AvalonBay Communities, Inc. 4.95% 3/15/13	216	216
Boston Properties, Inc. 3.85% 2/1/23	6,720	7,118
BRE Properties, Inc. 5.5% 3/15/17	2,027	2,303
Camden Property Trust:
2.95% 12/15/22	2,154	2,094
5.375% 12/15/13	2,150	2,224
DDR Corp. 4.625% 7/15/22	3,877	4,191
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,595	5,081
7.5% 4/1/17	4,966	5,922
9.625% 3/15/16	1,675	2,047
Duke Realty LP:
3.875% 10/15/22	4,238	4,352
4.375% 6/15/22	3,202	3,416
4.625% 5/15/13	1,007	1,014
5.4% 8/15/14	1,096	1,158
5.5% 3/1/16	2,930	3,231
6.75% 3/15/20	1,161	1,420
8.25% 8/15/19	1,838	2,393
Equity One, Inc.:
3.75% 11/15/22	7,300	7,169
5.375% 10/15/15	672	734
6% 9/15/17	666	762
6.25% 1/15/17	530	604
Federal Realty Investment Trust:
5.4% 12/1/13	257	266
5.9% 4/1/20	1,379	1,643
6.2% 1/15/17	365	425
HCP, Inc. 3.15% 8/1/22	8,000	7,959
Health Care REIT, Inc.:
2.25% 3/15/18	11,764	11,870
4.125% 4/1/19	11,300	12,287
HRPT Properties Trust:
5.75% 11/1/15	1,241	1,347
6.25% 6/15/17	726	793
6.65% 1/15/18	490	557
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	3,200	3,376
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.: - continued
6.75% 10/15/22	$ 1,885	$ 2,078
Washington (REIT) 5.25% 1/15/14	988	1,019
Weingarten Realty Investors 3.375% 10/15/22	1,098	1,079
		103,990
Real Estate Management & Development - 0.4%
AMB Property LP 5.9% 8/15/13	1,520	1,550
BioMed Realty LP:
3.85% 4/15/16	6,469	6,889
4.25% 7/15/22	2,511	2,630
6.125% 4/15/20	1,822	2,129
Brandywine Operating Partnership LP:
3.95% 2/15/23	6,445	6,489
4.95% 4/15/18	2,451	2,725
5.7% 5/1/17	268	303
6% 4/1/16	2,467	2,768
7.5% 5/15/15	698	785
CB Richard Ellis Services, Inc. 6.625% 10/15/20	900	974
Digital Realty Trust LP:
4.5% 7/15/15	2,465	2,625
5.25% 3/15/21	2,876	3,197
ERP Operating LP 5.75% 6/15/17	1,446	1,696
Host Hotels & Resorts LP 4.75% 3/1/23	1,290	1,380
Liberty Property LP:
3.375% 6/15/23	2,951	2,918
4.125% 6/15/22	2,746	2,881
4.75% 10/1/20	6,595	7,265
5.125% 3/2/15	1,317	1,411
5.5% 12/15/16	2,022	2,292
Mack-Cali Realty LP:
2.5% 12/15/17	4,037	4,091
4.5% 4/18/22	1,689	1,797
7.75% 8/15/19	2,149	2,722
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,189
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)	2,161	2,284
5.5% 1/15/14 (h)	935	963
5.7% 4/15/17 (h)	2,286	2,523
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp. 9% 1/15/20 (h)	$ 1,170	$ 1,343
Regency Centers LP:
4.95% 4/15/14	360	375
5.25% 8/1/15	3,216	3,505
5.875% 6/15/17	639	736
Simon Property Group LP:
2.8% 1/30/17	67	71
4.2% 2/1/15	1,785	1,886
Tanger Properties LP:
6.125% 6/1/20	7,035	8,618
6.15% 11/15/15	900	1,021
Ventas Realty LP 2% 2/15/18	3,611	3,621
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (h)	510	520
		90,172
TOTAL FINANCIALS		1,036,218
HEALTH CARE - 1.0%
Biotechnology - 0.1%
Amgen, Inc.:
3.875% 11/15/21	1,497	1,629
5.15% 11/15/41	14,179	15,531
Celgene Corp. 2.45% 10/15/15	1,882	1,952
		19,112
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19	2,945	3,159
Teleflex, Inc. 6.875% 6/1/19	1,665	1,811
		4,970
Health Care Providers & Services - 0.7%
Aetna, Inc.:
1.5% 11/15/17	706	709
2.75% 11/15/22	2,850	2,782
4.125% 11/15/42	1,591	1,530
Community Health Systems, Inc.:
5.125% 8/15/18	1,275	1,340
7.125% 7/15/20	1,305	1,408
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Coventry Health Care, Inc.:
5.95% 3/15/17	$ 1,030	$ 1,199
6.3% 8/15/14	2,132	2,289
DaVita, Inc.:
5.75% 8/15/22	1,215	1,267
6.625% 11/1/20	1,555	1,691
Express Scripts Holding Co.:
3.9% 2/15/22	1,585	1,689
4.75% 11/15/21	9,848	11,123
6.125% 11/15/41	4,534	5,666
Express Scripts, Inc.:
3.125% 5/15/16	5,121	5,405
6.25% 6/15/14	1,491	1,593
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (h)	665	758
HCA Holdings, Inc.:
6.25% 2/15/21	1,415	1,495
7.75% 5/15/21	13,495	14,895
HCA, Inc.:
4.75% 5/1/23	2,715	2,708
5.875% 3/15/22	5,645	6,082
5.875% 5/1/23	2,555	2,644
6.5% 2/15/20	10,450	11,769
7.5% 2/15/22	3,250	3,750
7.875% 2/15/20	2,825	3,132
9.875% 2/15/17	551	579
HealthSouth Corp. 5.75% 11/1/24	780	784
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (h)	2,940	2,528
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,610	3,773
4.125% 9/15/20	3,728	4,052
Multiplan, Inc. 9.875% 9/1/18 (h)	3,385	3,757
Radiation Therapy Services, Inc. 8.875% 1/15/17	2,875	2,825
Rural/Metro Corp. 10.125% 7/15/19 (h)	995	980
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	1,550	1,674
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (h)(l)	4,790	4,886
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp.:
4.5% 4/1/21 (h)	$ 1,030	$ 1,015
8.875% 7/1/19	4,610	5,209
9.875% 7/1/14	4,690	5,147
UnitedHealth Group, Inc.:
1.4% 10/15/17	1,172	1,177
1.625% 3/15/19	1,694	1,697
2.75% 2/15/23	957	946
2.875% 3/15/23	7,311	7,286
3.95% 10/15/42	1,306	1,233
4.25% 3/15/43	4,000	3,949
WellPoint, Inc.:
1.25% 9/10/15	89	90
1.875% 1/15/18	161	163
3.3% 1/15/23	3,769	3,815
4.65% 1/15/43	4,578	4,631
		149,120
Health Care Technology - 0.0%
IMS Health, Inc. 6% 11/1/20 (h)	715	744
Pharmaceuticals - 0.2%
AbbVie, Inc.:
1.75% 11/6/17 (h)	5,738	5,810
2.9% 11/6/22 (h)	5,885	5,883
4.4% 11/6/42 (h)	5,747	5,846
Novartis Capital Corp. 2.4% 9/21/22	1,088	1,078
Valeant Pharmaceuticals International 6.375% 10/15/20 (h)	1,445	1,555
VPI Escrow Corp. 6.375% 10/15/20 (h)	2,600	2,795
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	1,940	1,957
5% 8/15/14	2,209	2,337
Zoetis, Inc.:
1.15% 2/1/16 (h)	5,035	5,050
1.875% 2/1/18 (h)	898	901
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.: - continued
3.25% 2/1/23 (h)	$ 2,190	$ 2,204
4.7% 2/1/43 (h)	2,197	2,251
		37,667
TOTAL HEALTH CARE		211,613
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (h)	1,753	1,832
6.375% 6/1/19 (h)	3,650	4,355
Bombardier, Inc. 6.125% 1/15/23 (h)	1,145	1,172
DigitalGlobe, Inc. 5.25% 2/1/21 (h)	425	421
GenCorp, Inc. 7.125% 3/15/21 (h)	320	333
		8,113
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. 2.45% 10/1/22	1,559	1,547
Airlines - 0.1%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	60	63
9.798% 4/1/21	2,861	3,233
6.125% 4/29/18 (h)	415	414
6.648% 3/15/19	3,020	3,235
6.9% 7/2/19	852	908
7.339% 4/19/14	669	682
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,747	1,835
8.36% 1/20/19	1,442	1,576
		11,946
Building Products - 0.1%
Associated Materials LLC 9.125% 11/1/17	465	485
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (h)	330	342
Gibraltar Industries, Inc. 6.25% 2/1/21 (h)	185	196
HD Supply, Inc.:
8.125% 4/15/19 (h)	2,870	3,236
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - continued
HD Supply, Inc.: - continued
10.5% 1/15/21 (h)	$ 750	$ 775
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (h)(l)	330	363
Nortek, Inc. 8.5% 4/15/21 (h)	925	1,018
Ply Gem Industries, Inc. 8.25% 2/15/18	3,300	3,572
USG Corp.:
6.3% 11/15/16	170	179
7.875% 3/30/20 (h)	905	1,036
9.75% 1/15/18	975	1,147
		12,349
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
6.375% 12/1/19 (h)	3,360	3,280
8.75% 12/1/20 (h)	2,240	2,218
ARAMARK Corp. 5.75% 3/15/20 (h)(j)	1,345	1,374
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (h)(l)	2,045	2,088
Clean Harbors, Inc. 5.125% 6/1/21 (h)	740	751
Covanta Holding Corp.:
6.375% 10/1/22	1,290	1,399
7.25% 12/1/20	1,920	2,106
International Lease Finance Corp.:
5.625% 9/20/13	5,290	5,399
5.65% 6/1/14	4,439	4,639
6.375% 3/25/13	6,647	6,667
6.625% 11/15/13	8,252	8,541
Tervita Corp.:
8% 11/15/18 (h)	1,025	1,056
9.75% 11/1/19 (h)	2,655	2,628
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (h)	1,200	1,188
		43,334
Electrical Equipment - 0.0%
Anixter International, Inc. 5.625% 5/1/19	705	746
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	17,973	17,969
Machinery - 0.0%
Briggs & Stratton Corp. 6.875% 12/15/20	920	1,040
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Deere & Co. 2.6% 6/8/22	$ 1,988	$ 2,003
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (h)	910	974
		4,017
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	1,035	1,036
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	1,725	1,492
8.875% 11/1/17	1,420	1,445
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	505	530
		4,503
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22 (h)	1,515	1,564
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC:
4.4% 3/15/42	9,840	9,910
5.05% 3/1/41	7,178	7,954
HDTFS, Inc.:
5.875% 10/15/20 (h)	1,120	1,163
6.25% 10/15/22 (h)	800	860
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (h)	965	1,049
Western Express, Inc. 12.5% 4/15/15 (h)	3,725	2,663
		23,599
Trading Companies & Distributors - 0.2%
International Lease Finance Corp.:
5.75% 5/15/16	1,840	1,979
5.875% 5/1/13	3,460	3,482
6.25% 5/15/19	3,035	3,324
7.125% 9/1/18 (h)	5,560	6,498
8.25% 12/15/20	4,165	5,102
8.625% 9/15/15	4,640	5,278
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
International Lease Finance Corp.: - continued
8.625% 1/15/22	$ 3,910	$ 4,966
VWR Funding, Inc. 7.25% 9/15/17 (h)	2,695	2,836
		33,465
TOTAL INDUSTRIALS		163,152
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Avaya, Inc.:
7% 4/1/19 (h)	2,295	2,192
9% 4/1/19 (h)	3,495	3,595
10.125% 11/1/15 pay-in-kind (l)	4,428	4,356
Hughes Satellite Systems Corp. 6.5% 6/15/19	7,595	8,317
Lucent Technologies, Inc.:
6.45% 3/15/29	11,996	9,327
6.5% 1/15/28	1,110	855
		28,642
Electronic Equipment & Components - 0.0%
Infor US, Inc. 9.375% 4/1/19	755	847
Tyco Electronics Group SA:
1.6% 2/3/15	156	158
5.95% 1/15/14	4,453	4,651
6.55% 10/1/17	815	974
		6,630
Internet Software & Services - 0.0%
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (h)	885	943
IAC/InterActiveCorp 4.75% 12/15/22 (h)	1,475	1,434
		2,377
IT Services - 0.2%
Ceridian Corp. 8.875% 7/15/19 (h)	1,110	1,243
First Data Corp.:
6.75% 11/1/20 (h)	6,215	6,370
11.25% 1/15/21 (h)	4,125	4,192
SunGard Data Systems, Inc.:
4.875% 1/15/14	12,355	12,664
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc.: - continued
6.625% 11/1/19 (h)	$ 2,205	$ 2,252
The Western Union Co. 2.375% 12/10/15	128	130
WEX, Inc. 4.75% 2/1/23 (h)	615	597
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (h)	3,270	3,540
13.375% 10/15/19 (h)	1,780	1,931
		32,919
Office Electronics - 0.1%
Xerox Corp.:
1.1101% 5/16/14 (l)	8,470	8,454
2.95% 3/15/17	947	971
4.25% 2/15/15	1,130	1,189
		10,614
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. 10.125% 3/15/18 (h)	3,182	3,524
NXP BV/NXP Funding LLC:
3.054% 10/15/13 (l)	85	85
5.75% 2/15/21 (h)	1,595	1,631
9.75% 8/1/18 (h)	380	434
Spansion LLC:
7.875% 11/15/17	1,150	1,208
11.25% 1/15/16 (d)(h)	905	0
Viasystems, Inc. 7.875% 5/1/19 (h)	2,570	2,679
		9,561
Software - 0.0%
Nuance Communications, Inc. 5.375% 8/15/20 (h)	640	648
TOTAL INFORMATION TECHNOLOGY		91,391
MATERIALS - 0.5%
Chemicals - 0.1%
Axiall Corp. 4.875% 5/15/23 (h)	380	385
Eagle Spinco, Inc. 4.625% 2/15/21 (h)	640	648
Ecolab, Inc. 1.45% 12/8/17	3,078	3,064
Hexion US Finance Corp. 6.625% 4/15/20 (h)	2,810	2,764
INEOS Group Holdings PLC 8.5% 2/15/16 (h)	3,470	3,526
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Kinove German Bondco GmbH 9.625% 6/15/18 (h)	$ 1,060	$ 1,166
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	3,135	3,217
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (h)(l)	1,000	998
PolyOne Corp. 5.25% 3/15/23 (h)	1,360	1,374
Rockwood Specialties Group, Inc. 4.625% 10/15/20	2,285	2,362
The Dow Chemical Co. 7.6% 5/15/14	3,698	3,999
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (h)	2,835	2,821
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (h)	585	608
		26,932
Construction Materials - 0.0%
CEMEX Finance LLC 9.375% 10/12/22 (h)	1,420	1,651
CEMEX SA de CV 5.311% 9/30/15 (h)(l)	2,815	2,857
CRH America, Inc. 6% 9/30/16	2,470	2,814
		7,322
Containers & Packaging - 0.1%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (h)	1,937	2,101
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (h)	200	218
9.125% 10/15/20 (h)	685	747
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.:
7.375% 10/15/17 (h)	300	326
9.125% 10/15/20 (h)	690	750
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
4.875% 11/15/22 (h)	275	272
7% 11/15/20 (h)	715	720
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)	555	597
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	2,040	2,224
Owens-Illinois, Inc. 7.8% 5/15/18	350	410
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16	1,775	1,882
Sappi Papier Holding GmbH 6.625% 4/15/21 (h)	375	388
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Sealed Air Corp. 6.5% 12/1/20 (h)	$ 1,065	$ 1,158
Tekni-Plex, Inc. 9.75% 6/1/19 (h)	1,165	1,282
		13,075
Metals & Mining - 0.2%
Anglo American Capital PLC 9.375% 4/8/14 (h)	2,700	2,940
Calcipar SA 6.875% 5/1/18 (h)	720	755
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (h)	7,189	7,590
Edgen Murray Corp. 8.75% 11/1/20 (h)	1,135	1,158
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (h)	1,770	1,836
6.375% 2/1/16 (h)	1,180	1,230
6.875% 4/1/22 (h)	1,770	1,894
7% 11/1/15 (h)	1,865	1,954
Inmet Mining Corp. 7.5% 6/1/21 (h)	725	774
New Gold, Inc.:
6.25% 11/15/22 (h)	615	649
7% 4/15/20 (h)	345	370
Prince Mineral Holding Corp. 11.5% 12/15/19 (h)	405	437
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (h)	1,335	1,402
8.25% 1/15/21 (h)	750	797
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (h)	3,375	3,696
11.25% 10/15/18 (h)	745	760
Severstal Columbus LLC 10.25% 2/15/18	4,845	5,184
Steel Dynamics, Inc.:
6.125% 8/15/19 (h)	1,115	1,193
6.375% 8/15/22 (h)	990	1,057
Vale Overseas Ltd. 6.25% 1/23/17	3,128	3,578
		39,254
Paper & Forest Products - 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp. 6.375% 11/1/20 (h)	350	370
Clearwater Paper Corp. 4.5% 2/1/23 (h)	1,250	1,234
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% 1/15/19	$ 4,605	$ 4,858
11.75% 1/15/19	2,615	1,915
		8,377
TOTAL MATERIALS		94,960
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.4%
Altice Financing SA 7.875% 12/15/19 (h)	550	594
Altice Finco SA 9.875% 12/15/20 (h)	585	649
AT&T, Inc.:
2.4% 8/15/16	293	307
2.5% 8/15/15	1,139	1,186
4.35% 6/15/45 (h)	1,320	1,242
5.55% 8/15/41	12,789	14,428
6.3% 1/15/38	5,000	6,093
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	88
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,908	1,850
CenturyLink, Inc.:
5.15% 6/15/17	440	463
6% 4/1/17	3,101	3,362
6.15% 9/15/19	3,331	3,590
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (h)	2,288	2,482
Eileme 2 AB 11.625% 1/31/20 (h)	1,725	1,992
Embarq Corp.:
7.082% 6/1/16	3,027	3,478
7.995% 6/1/36	2,621	2,781
FairPoint Communications, Inc. 8.75% 8/15/19 (h)	365	364
Frontier Communications Corp. 7.125% 1/15/23	2,055	2,112
Level 3 Communications, Inc. 8.875% 6/1/19 (h)	435	471
Level 3 Financing, Inc. 7% 6/1/20 (h)	1,460	1,540
Sprint Capital Corp.:
6.875% 11/15/28	1,415	1,429
6.9% 5/1/19	7,925	8,618
8.75% 3/15/32	3,565	4,189
Verizon Communications, Inc.:
3.85% 11/1/42	11,300	10,179
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
6.1% 4/15/18	$ 1,909	$ 2,325
6.25% 4/1/37	3,729	4,615
Wind Acquisition Finance SA 7.25% 2/15/18 (h)	1,860	1,916
		82,343
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
2.375% 9/8/16	307	318
3.625% 3/30/15	2,672	2,816
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (h)	1,082	1,171
14.75% 12/1/16 (h)	3,050	4,278
Digicel Group Ltd.:
6% 4/15/21 (h)(j)	2,805	2,798
7% 2/15/20 (h)	275	289
8.25% 9/30/20 (h)	4,060	4,330
12% 4/1/14 (h)	3,990	4,259
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 6.35% 3/15/40	1,699	1,874
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (h)	2,670	2,697
7.25% 4/1/19	7,260	7,805
7.5% 4/1/21	5,500	5,954
NII Capital Corp. 7.625% 4/1/21	2,609	1,826
NII International Telecom S.C.A. 11.375% 8/15/19 (h)	1,165	1,212
SBA Communications Corp. 5.625% 10/1/19 (h)	1,870	1,919
Sprint Nextel Corp.:
6% 11/15/22	10,910	11,019
7% 8/15/20	5,860	6,373
9% 11/15/18 (h)	6,595	8,178
Vodafone Group PLC 5% 12/16/13	2,129	2,205
		71,321
TOTAL TELECOMMUNICATION SERVICES		153,664
UTILITIES - 1.4%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17	4,026	4,878
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
American Electric Power Co., Inc.:
1.65% 12/15/17	$ 2,349	$ 2,357
2.95% 12/15/22	2,224	2,216
Cleveland Electric Illuminating Co. 5.65% 12/15/13	6,403	6,635
Commonwealth Edison Co. 1.95% 9/1/16	183	190
Duke Capital LLC 5.668% 8/15/14	2,770	2,955
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)	3,934	4,661
6.4% 9/15/20 (h)	8,922	10,730
Edison International 3.75% 9/15/17	3,355	3,646
Edison Mission Energy 7% 5/15/17 (d)	510	258
Entergy Louisiana LLC 1.875% 12/15/14	168	171
FirstEnergy Corp.:
2.75% 3/15/18	2,486	2,486
4.25% 3/15/23	7,046	7,041
7.375% 11/15/31	8,041	9,550
FirstEnergy Solutions Corp.:
4.8% 2/15/15	3,304	3,529
6.05% 8/15/21	9,830	11,701
InterGen NV 9% 6/30/17 (h)	7,050	6,733
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)	3,670	4,110
LG&E and KU Energy LLC:
2.125% 11/15/15	3,785	3,878
3.75% 11/15/20	745	792
Mirant Americas Generation LLC:
8.5% 10/1/21	6,695	7,867
9.125% 5/1/31	1,745	1,941
Nevada Power Co.:
6.5% 5/15/18	5,100	6,327
6.5% 8/1/18	1,191	1,489
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	513	518
Pennsylvania Electric Co. 6.05% 9/1/17	450	526
Pepco Holdings, Inc. 2.7% 10/1/15	3,805	3,950
Progress Energy, Inc.:
4.4% 1/15/21	336	374
6% 12/1/39	3,060	3,712
Sierra Pacific Power Co. 5.45% 9/1/13	1,183	1,211
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Southern Co. 2.375% 9/15/15	$ 326	$ 339
West Penn Power Co. 5.95% 12/15/17 (h)	10,500	12,381
		129,152
Gas Utilities - 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	830	894
7% 5/20/22	1,785	1,928
Southern Natural Gas Co. 5.9% 4/1/17 (h)	260	304
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,922
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	950	962
		6,010
Independent Power Producers & Energy Traders - 0.4%
Atlantic Power Corp. 9% 11/15/18	1,655	1,787
Calpine Corp. 7.875% 1/15/23 (h)	5,578	6,122
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	3,174	3,610
10% 12/1/20 (h)	8,915	10,052
11% 10/1/21	6,978	7,746
11.75% 3/1/22 (h)	19,685	22,736
GenOn Energy, Inc.:
9.5% 10/15/18	520	619
9.875% 10/15/20	1,743	2,004
NRG Energy, Inc. 6.625% 3/15/23 (h)	3,130	3,326
PSEG Power LLC 2.75% 9/15/16	1,379	1,436
RRI Energy, Inc. 7.625% 6/15/14	1,940	2,071
The AES Corp.:
7.375% 7/1/21	1,580	1,785
7.75% 10/15/15	4,660	5,184
TXU Corp.:
5.55% 11/15/14	61	53
6.5% 11/15/24	4,555	3,086
6.55% 11/15/34	7,295	4,815
		76,432
Multi-Utilities - 0.4%
Ameren Illinois Co. 6.125% 11/15/17	243	293
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	$ 1,866	$ 2,369
Dominion Resources, Inc.:
1.95% 8/15/16	203	210
2.611% 9/30/66 (l)	14,833	13,855
7.5% 6/30/66 (l)	2,474	2,746
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	1,418	1,860
National Grid PLC 6.3% 8/1/16	845	982
NiSource Finance Corp.:
4.45% 12/1/21	2,441	2,675
5.25% 9/15/17	497	571
5.25% 2/15/43	5,559	5,900
5.4% 7/15/14	1,816	1,926
5.45% 9/15/20	598	701
5.8% 2/1/42	3,125	3,489
5.95% 6/15/41	5,667	6,400
6.15% 3/1/13	1,839	1,839
6.4% 3/15/18	1,788	2,146
6.8% 1/15/19	2,710	3,315
Puget Energy, Inc. 5.625% 7/15/22	3,935	4,288
Sempra Energy:
2% 3/15/14	1,950	1,975
2.3% 4/1/17	5,903	6,129
2.875% 10/1/22	2,361	2,355
Wisconsin Energy Corp. 6.25% 5/15/67 (l)	3,876	4,207
		70,231
TOTAL UTILITIES		281,825
TOTAL NONCONVERTIBLE BONDS		2,680,260
TOTAL CORPORATE BONDS (Cost $2,529,943)		2,706,379
U.S. Treasury Obligations - 5.3%

U.S. Treasury Bonds 3.125% 2/15/43	105,289	105,980
U.S. Treasury Notes:
0.375% 1/15/16	200,345	200,580
U.S. Treasury Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes: - continued
0.375% 2/15/16	$ 28,000	$ 28,024
0.875% 1/31/18	281,755	283,472
1.25% 2/29/20	320,105	320,005
1.625% 11/15/22	98,817	96,794
1.75% 5/15/22 (k)	29,991	29,972
2% 2/15/23	12,457	12,587
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,071,756)		1,077,414
U.S. Government Agency - Mortgage Securities - 5.4%

Fannie Mae - 4.5%
2.5% 3/1/28 (j)	24,800	25,759
2.5% 3/1/28 (j)	12,300	12,776
2.5% 3/1/28 (j)	13,100	13,607
2.5% 3/1/28 (j)	8,800	9,140
2.559% 6/1/36 (l)	142	152
2.944% 7/1/37 (l)	351	372
3% 5/1/27	55	58
3% 3/1/28 (j)	26,400	27,790
3.5% 3/1/22 to 11/1/42	16,084	17,059
3.5% 3/1/28 (j)	12,000	12,723
3.5% 3/1/28 (j)	1,800	1,908
3.5% 7/1/42	129	137
3.5% 8/1/42	159	169
3.5% 8/1/42	126	134
4% 4/1/24 to 4/1/42	62,274	66,687
4% 3/1/28 (j)	8,000	8,562
4% 3/1/28 (j)	17,100	18,301
4% 3/1/28 (j)	8,100	8,669
4% 9/1/41	114	122
4% 3/1/43 (j)	56,400	60,128
4% 3/1/43 (j)	69,600	74,200
4% 3/1/43 (j)	4,000	4,264
4% 3/1/43 (j)	21,500	22,921
4.5% 11/1/19 to 8/1/41	18,376	19,833
4.5% 3/1/43 (j)	98,900	106,476
4.5% 3/1/43 (j)	42,000	45,217
4.5% 3/1/43 (j)	6,000	6,460
4.5% 3/1/43 (j)	27,300	29,391
5% 12/1/25	49	53
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 3/1/43 (j)	$ 36,000	$ 38,984
5% 3/1/43 (j)	25,500	27,614
5% 3/1/43 (j)	4,000	4,332
5% 3/1/43 (j)	2,600	2,816
5% 3/1/43 (j)	13,600	14,727
5.5% 5/1/33 to 3/1/40	26,395	29,001
5.5% 3/1/43 (j)	63,800	69,516
5.5% 3/1/43 (j)	2,000	2,179
5.5% 3/1/43 (j)	6,300	6,864
5.5% 3/1/43 (j)	11,200	12,203
6% 6/1/35 to 4/1/40	24,205	26,614
6% 3/1/43 (j)	56,000	61,386
6% 3/1/43 (j)	2,000	2,192
6% 3/1/43 (j)	15,800	17,320
6.5% 7/1/32 to 8/1/36	879	1,004
TOTAL FANNIE MAE		909,820
Freddie Mac - 0.5%
3.439% 10/1/35 (l)	203	218
3.5% 2/1/32 to 11/1/42	15,256	16,187
4% 6/1/24 to 4/1/42	14,371	15,485
4.5% 5/1/39 to 10/1/41	31,257	33,703
5% 3/1/19 to 12/1/40	20,341	22,059
5.5% 5/1/27 to 1/1/40	11,028	11,960
6% 7/1/37 to 8/1/37	691	757
6.5% 3/1/36	2,925	3,349
TOTAL FREDDIE MAC		103,718
Ginnie Mae - 0.4%
3% 11/20/42 to 12/20/42	10,245	10,742
3% 3/1/43 (j)	1,000	1,047
3.5% 11/15/41 to 3/15/42	5,359	5,818
4% 1/15/25 to 12/15/41	14,837	16,244
4% 3/1/43 (j)	4,600	5,002
4.5% 5/20/40 to 4/15/41	11,332	12,436
4.5% 3/1/43 (j)	5,800	6,339
5% 3/15/39 to 9/15/41	18,582	20,614
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.5% 12/15/38 to 9/15/39	$ 1,626	$ 1,795
6% 2/15/34 to 9/20/38	8,115	9,183
TOTAL GINNIE MAE		89,220
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,094,448)		1,102,758
Asset-Backed Securities - 0.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6717% 4/25/35 (l)	601	557
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8517% 3/25/34 (l)	276	270
Series 2005-HE2 Class M2, 0.8767% 4/25/35 (l)	37	37
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9017% 12/25/33 (l)	55	49
Series 2004-R2 Class M3, 1.0267% 4/25/34 (l)	75	57
Series 2005-R2 Class M1, 0.6517% 4/25/35 (l)	1,567	1,529
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9817% 3/25/34 (l)	36	31
Series 2004-W11 Class M2, 1.2517% 11/25/34 (l)	426	389
Series 2004-W7 Class M1, 1.0267% 5/25/34 (l)	1,108	1,037
Series 2006-W4 Class A2C, 0.3617% 5/25/36 (l)	965	340
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0267% 4/25/34 (l)	1,696	1,570
Series 2006-HE2 Class M1, 0.5717% 3/25/36 (l)	36	0*
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6507% 7/20/39 (h)(l)	42	38
Class B, 0.9507% 7/20/39 (h)(l)	200	91
Class C, 1.3007% 7/20/39 (h)(l)	258	0*
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3417% 12/25/36 (l)	1,368	705
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3237% 9/25/37 (l)	31	31
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6567% 4/25/34 (l)	121	57
Series 2004-4 Class M2, 0.9967% 6/25/34 (l)	446	396
Fannie Mae Series 2004-T5 Class AB3, 1.0332% 5/28/35 (l)	30	23
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3767% 8/25/34 (l)	$ 221	$ 161
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0267% 3/25/34 (l)	16	11
Series 2006-FF14 Class A2, 0.2617% 10/25/36 (l)	100	100
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9367% 1/25/35 (l)	720	307
Class M4, 1.2217% 1/25/35 (l)	276	33
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6681% 2/25/47 (h)(l)	2,160	1,470
GE Business Loan Trust:
Series 2003-1 Class A, 0.6312% 4/15/31 (h)(l)	117	111
Series 2006-2A:
Class A, 0.3812% 11/15/34 (h)(l)	894	825
Class B, 0.4812% 11/15/34 (h)(l)	323	275
Class C, 0.5812% 11/15/34 (h)(l)	536	386
Class D, 0.9512% 11/15/34 (h)(l)	204	137
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7517% 9/25/46 (h)(l)	1,031	1,018
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5217% 8/25/33 (l)	249	243
Series 2003-3 Class M1, 1.4917% 8/25/33 (l)	483	445
Series 2003-5 Class A2, 0.9017% 12/25/33 (l)	25	21
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3917% 1/25/37 (l)	1,137	553
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5017% 7/25/36 (l)	2,497	42
Series 2007-CH1 Class AV4, 0.3317% 11/25/36 (l)	1,136	1,100
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.64% 12/27/29 (l)	339	324
Series 2006-A Class 2C, 1.46% 3/27/42 (l)	2,016	97
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5017% 5/25/37 (l)	505	6
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9517% 7/25/34 (l)	106	86
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1767% 7/25/34 (l)	351	304
Series 2006-FM1 Class A2B, 0.3117% 4/25/37 (l)	864	723
Series 2006-OPT1 Class A1A, 0.4617% 6/25/35 (l)	1,960	1,749
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5417% 8/25/34 (l)	44	38
Series 2005-NC1 Class M1, 0.6417% 1/25/35 (l)	303	276
Series 2005-NC2 Class B1, 1.3717% 3/25/35 (l)	316	13
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7117% 9/25/35 (l)	$ 1,083	$ 888
Ocala Funding LLC:
Series 2005-1A Class A, 1.7007% 3/20/10 (d)(h)(l)	429	0
Series 2006-1A Class A, 1.6007% 3/20/11 (d)(h)(l)	892	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4517% 9/25/34 (l)	405	324
Class M4, 1.6517% 9/25/34 (l)	519	152
Series 2005-WCH1 Class M4, 1.0317% 1/25/36 (l)	1,120	910
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0017% 4/25/33 (l)	4	4
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9967% 3/25/35 (l)	905	752
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3547% 3/20/19 (FGIC Insured) (h)(l)	237	236
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.258% 6/15/33 (l)	958	654
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9267% 9/25/34 (l)	44	18
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)	271	275
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0617% 9/25/34 (l)	22	20
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.865% 4/6/42 (h)(l)	1,517	19
Whinstone Capital Management Ltd. Series 1A Class B3, 2.101% 10/25/44 (h)(l)	1,358	1,189
TOTAL ASSET-BACKED SECURITIES (Cost $18,367)		23,502
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7617% 1/25/35 (l)	1,266	1,215
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6313% 10/25/34 (l)	908	945
Granite Master Issuer PLC:
floater:
Series 2006-1A Class A5, 0.3407% 12/20/54 (h)(l)	5,009	4,909
Series 2006-3 Class M2, 0.7607% 12/20/54 (l)	4,540	4,063
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC: - continued
floater:
Series 2006-4:
Class B1, 0.3807% 12/20/54 (l)	$ 3,154	$ 2,943
Class M1, 0.5407% 12/20/54 (l)	829	742
Series 2007-1:
Class 1B1, 0.3407% 12/20/54 (l)	3,856	3,598
Class 1M1, 0.5007% 12/20/54 (l)	1,114	997
Class 2M1, 0.7007% 12/20/54 (l)	1,431	1,281
Series 2007-2 Class 2C1, 1.0622% 12/17/54 (l)	1,981	1,686
sequential payer Series 2006-3 Class B2, 0.5407% 12/20/54 (l)	4,550	4,245
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.752% 1/20/44 (l)	326	314
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.5367% 8/25/36 (l)	1,417	1,154
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4117% 5/25/47 (l)	515	377
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3717% 2/25/37 (l)	947	818
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4917% 7/25/35 (l)	1,325	1,274
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5492% 7/10/35 (h)(l)	664	584
Class B6, 3.0492% 7/10/35 (h)(l)	142	122
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6517% 6/25/33 (h)(l)	89	87
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (l)	24	23
Structured Asset Securities Corp. Series 2003-15A Class 4A, 4.7816% 4/25/33 (l)	214	212
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4017% 9/25/36 (l)	2,140	1,963
TOTAL PRIVATE SPONSOR		33,552
U.S. Government Agency - 0.1%
Fannie Mae floater Series 2013-9 Class FA 0.5517% 3/25/42 (l)	16,550	16,568
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $39,963)		50,120
Commercial Mortgage Securities - 2.3%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4302% 2/14/43 (l)(n)	$ 392	$ 13
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	918	925
Series 2005-1 Class A3, 4.877% 11/10/42	143	143
Series 2006-2 Class AAB, 5.7141% 5/10/45 (l)	619	651
Series 2006-5:
Class A2, 5.317% 9/10/47	2,581	2,581
Class A3, 5.39% 9/10/47	1,272	1,338
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,976
Series 2007-4 Class A3, 5.806% 2/10/51 (l)	613	645
Series 2001-3 Class H, 6.562% 4/11/37 (h)	510	513
Series 2005-3 Class A3B, 5.09% 7/10/43 (l)	2,833	2,963
Series 2006-6 Class E, 5.619% 10/10/45 (h)	527	51
Series 2007-3:
Class A3, 5.5925% 6/10/49 (l)	1,523	1,523
Class A4, 5.5925% 6/10/49 (l)	1,901	2,185
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	1,997	2,280
Banc of America Large Loan, Inc. floater Series 2006-BIX1 Class G, 0.5312% 10/15/19 (h)(l)	314	311
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0517% 12/25/33 (h)(l)	41	30
Series 2005-3A:
Class A2, 0.6017% 11/25/35 (h)(l)	343	287
Class M1, 0.6417% 11/25/35 (h)(l)	45	29
Class M2, 0.6917% 11/25/35 (h)(l)	57	36
Class M3, 0.7117% 11/25/35 (h)(l)	51	32
Class M4, 0.8017% 11/25/35 (h)(l)	64	31
Series 2005-4A:
Class A2, 0.5917% 1/25/36 (h)(l)	899	709
Class B1, 1.6017% 1/25/36 (h)(l)	78	12
Class M1, 0.6517% 1/25/36 (h)(l)	290	161
Class M2, 0.6717% 1/25/36 (h)(l)	87	46
Class M3, 0.7017% 1/25/36 (h)(l)	127	65
Class M4, 0.8117% 1/25/36 (h)(l)	70	34
Class M5, 0.8517% 1/25/36 (h)(l)	70	25
Class M6, 0.9017% 1/25/36 (h)(l)	75	20
Series 2006-1:
Class A2, 0.5617% 4/25/36 (h)(l)	139	113
Class M1, 0.5817% 4/25/36 (h)(l)	50	32
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M2, 0.6017% 4/25/36 (h)(l)	$ 53	$ 33
Class M3, 0.6217% 4/25/36 (h)(l)	45	27
Class M4, 0.7217% 4/25/36 (h)(l)	26	15
Class M5, 0.7617% 4/25/36 (h)(l)	25	14
Class M6, 0.8417% 4/25/36 (h)(l)	50	21
Series 2006-2A:
Class A1, 0.4317% 7/25/36 (h)(l)	2,095	1,642
Class A2, 0.4817% 7/25/36 (h)(l)	124	98
Class B1, 1.0717% 7/25/36 (h)(l)	47	8
Class M1, 0.5117% 7/25/36 (h)(l)	130	62
Class M2, 0.5317% 7/25/36 (h)(l)	92	41
Class M3, 0.5517% 7/25/36 (h)(l)	76	32
Class M4, 0.6217% 7/25/36 (h)(l)	52	13
Class M5, 0.6717% 7/25/36 (h)(l)	63	15
Class M6, 0.7417% 7/25/36 (h)(l)	95	20
Series 2006-3A:
Class M4, 0.6317% 10/25/36 (h)(l)	104	16
Class M5, 0.6817% 10/25/36 (h)(l)	123	7
Series 2006-4A:
Class A2, 0.4717% 12/25/36 (h)(l)	2,612	1,600
Class M1, 0.4917% 12/25/36 (h)(l)	173	61
Class M2, 0.5117% 12/25/36 (h)(l)	115	31
Class M3, 0.5417% 12/25/36 (h)(l)	118	29
Class M6, 0.7217% 12/25/36 (h)(l)	89	3
Series 2007-1 Class A2, 0.4717% 3/25/37 (h)(l)	533	308
Series 2007-2A:
Class A1, 0.4717% 7/25/37 (h)(l)	518	363
Class A2, 0.5217% 7/25/37 (h)(l)	486	237
Class M1, 0.5717% 7/25/37 (h)(l)	171	47
Class M2, 0.6117% 7/25/37 (h)(l)	93	16
Class M3, 0.6917% 7/25/37 (h)(l)	94	9
Class M4, 0.8517% 7/25/37 (h)(l)	186	11
Class M5, 0.9517% 7/25/37 (h)(l)	164	7
Class M6, 1.2017% 7/25/37 (h)(l)	107	1
Series 2007-3:
Class A2, 0.4917% 7/25/37 (h)(l)	532	277
Class B1, 1.1517% 7/25/37 (h)(l)	119	9
Class B2, 1.8017% 7/25/37 (h)(l)	50	3
Class M1, 0.5117% 7/25/37 (h)(l)	106	36
Class M2, 0.5417% 7/25/37 (h)(l)	113	32
Class M3, 0.5717% 7/25/37 (h)(l)	178	39
Class M4, 0.7017% 7/25/37 (h)(l)	279	47
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M5, 0.8017% 7/25/37 (h)(l)	$ 146	$ 21
Class M6, 1.0017% 7/25/37 (h)(l)	111	13
Series 2007-4A:
Class M1, 1.1517% 9/25/37 (h)(l)	197	18
Class M2, 1.2517% 9/25/37 (h)(l)	197	15
Class M4, 1.8017% 9/25/37 (h)(l)	501	24
Class M5, 1.9517% 9/25/37 (h)(l)	319	10
Series 2004-1, Class IO, 1.25% 4/25/34 (h)(n)	1,424	55
Series 2006-3A, Class IO, 3.8903% 10/25/36 (h)(l)(n)	24,646	524
Series 2007-5A, Class IO, 4.186% 10/25/37 (h)(l)(n)	3,647	304
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8512% 3/15/19 (h)(l)	283	280
Class J, 1.0512% 3/15/19 (h)(l)	309	294
Series 2007-BBA8:
Class D, 0.4512% 3/15/22 (h)(l)	452	427
Class E, 0.5012% 3/15/22 (h)(l)	2,347	2,170
Class F, 0.5512% 3/15/22 (h)(l)	1,440	1,302
Class G, 0.6012% 3/15/22 (h)(l)	369	327
Class H, 0.7512% 3/15/22 (h)(l)	452	391
Class J, 0.9012% 3/15/22 (h)(l)	452	379
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41	27	27
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,209	2,281
Series 2007-PW16:
Class A4, 5.7166% 6/11/40 (l)	534	623
Class AAB, 5.7166% 6/11/40 (l)	4,156	4,396
Series 2007-PW18:
Class A2, 5.613% 6/11/50	95	97
Class A4, 5.7% 6/11/50	4,380	5,130
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,219	3,285
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (h)(l)(n)	8,606	48
Series 2006-T22 Class A4, 5.5728% 4/12/38 (l)	114	128
Series 2006-T24 Class X2, 0.4454% 10/12/41 (h)(l)(n)	2,042	7
Series 2007-PW18 Class X2, 0.3087% 6/11/50 (h)(l)(n)	59,010	507
Series 2007-T28 Class X2, 0.1575% 9/11/42 (h)(l)(n)	32,164	149
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (h)(l)	$ 431	$ 243
C-BASS Trust floater Series 2006-SC1 Class A, 0.4717% 5/25/36 (h)(l)	492	459
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)	1,072	1,117
Class XCL, 1.3266% 5/15/35 (h)(l)(n)	3,601	57
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.5712% 8/15/21 (h)(l)	74	72
Series 2007-C6:
Class A2, 5.7016% 12/10/49 (l)	26	27
Class A4, 5.7016% 12/10/49 (l)	3,035	3,545
Series 2008-C7 Class A2B, 6.0632% 12/10/49 (l)	544	549
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	12,448	14,113
Series 2007-CD4 Class A3, 5.293% 12/11/49	888	918
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8027% 5/15/46 (l)	912	972
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	311
Series 2007-C2 Class B, 5.617% 4/15/47 (l)	1,019	454
COMM pass-thru certificates:
floater:
Series 2001-J2A Class A2F, 0.7022% 7/16/34 (h)(l)	1	1
Series 2005-F10A Class J, 1.0512% 4/15/17 (h)(l)	96	86
Series 2005-FL11:
Class C, 0.5012% 11/15/17 (h)(l)	560	532
Class D, 0.5412% 11/15/17 (h)(l)	29	27
Class E, 0.5912% 11/15/17 (h)(l)	103	95
Class F, 0.6512% 11/15/17 (h)(l)	114	103
Class G, 0.7012% 11/15/17 (h)(l)	79	70
Series 2006-CN2A:
Class A2FL, 0.4192% 2/5/19 (h)(l)	1,016	1,009
Class AJFL, 0.4592% 2/5/19 (l)	640	630
Series 2006-FL12 Class AJ, 0.3312% 12/15/20 (h)(l)	1,300	1,246
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	2,599	2,666
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (h)	1,163	1,169
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-CN2A:
Class AJFX, 5.478% 2/5/19 (h)	$ 2,940	$ 2,950
Series 2007-C9 Class A4, 5.8001% 12/10/49 (l)	2,018	2,369
Series 2006-C8 Class XP, 0.4673% 12/10/46 (l)(n)	10,872	43
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,107	1,248
Series 2007-C2 Class A2, 5.448% 1/15/49 (l)	306	308
Series 2007-C3 Class A4, 5.6803% 6/15/39 (l)	549	631
Series 2006-C4 Class AAB, 5.439% 9/15/39	1,441	1,460
Series 2006-C5 Class ASP, 0.6649% 12/15/39 (l)(n)	6,774	39
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	825	938
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5512% 4/15/22 (h)(l)	3,254	2,856
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	389	397
Series 2001-CK6 Class AX, 1.0608% 8/15/36 (l)(n)	194	0*
Series 2001-CKN5 Class AX, 1.5108% 9/15/34 (h)(l)(n)	812	1
Series 2006-C1 Class A3, 5.4088% 2/15/39 (l)	2,769	2,794
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3512% 2/15/22 (h)(l)	345	335
Class C:
0.3712% 2/15/22 (h)(l)	1,416	1,330
0.4712% 2/15/22 (h)(l)	506	474
Class F, 0.5212% 2/15/22 (h)(l)	1,011	947
Series 2007-C1:
Class ASP, 0.381% 2/15/40 (l)(n)	13,229	49
Class B, 5.487% 2/15/40 (h)(l)	1,394	201
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 1.008% 12/5/31 (h)(l)	1,380	1,380
Class A2FL, 0.908% 12/5/31 (h)(l)	1,380	1,382
Class BFL, 1.558% 12/5/31 (h)(l)	5,070	5,076
Class CFL, 1.708% 12/5/31 (h)(l)	3,690	3,695
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	9,244	10,489
Series 2001-1 Class X1, 1.8773% 5/15/33 (h)(l)(n)	422	6
Series 2007-C1 Class XP, 0.1604% 12/10/49 (l)(n)	13,571	30
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3892% 11/5/21 (h)(l)	$ 343	$ 330
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	1,150	1,164
Series 2007-GG9 Class A4, 5.444% 3/10/39	28,618	32,606
Series 2007-GG11 Class A1, 0.2381% 12/10/49 (h)(l)(n)	14,577	72
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5777% 6/6/20 (h)(l)	165	164
Class F, 0.6477% 6/6/20 (h)(l)	634	632
Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (h)(l)	2,410	2,414
Class C, 2.0056% 3/6/20 (h)(l)	6,364	6,395
Class D, 2.2018% 3/6/20 (h)(l)	2,144	2,155
Class F, 2.6334% 3/6/20 (h)(l)	94	95
Class G, 2.7903% 3/6/20 (h)(l)	47	47
Class H, 3.3004% 3/6/20 (h)(l)	42	42
Class J, 4.0852% 3/6/20 (h)(l)	60	60
Series 2006-GG6 Class A2, 5.506% 4/10/38	1,998	2,069
GS Mortgage Securities Corp. Trust Series 2013-KYO Class XB1, 3.2489% 11/8/29 (h) (n)	196,352	13,920
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	208	211
Series 2007-GG10 Class A2, 5.778% 8/10/45	198	201
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3712% 11/15/18 (h)(l)	450	437
Class C, 0.4112% 11/15/18 (h)(l)	320	309
Class D, 0.4312% 11/15/18 (h)(l)	141	134
Class E, 0.4812% 11/15/18 (h)(l)	203	188
Class F, 0.5312% 11/15/18 (h)(l)	305	270
Class G, 0.5612% 11/15/18 (h)(l)	265	224
Class H, 0.7012% 11/15/18 (h)(l)	203	164
sequential payer:
Series 2006-CB14 Class A3B, 5.4965% 12/12/44 (l)	1,422	1,448
Series 2006-LDP8 Class A4, 5.399% 5/15/45	581	659
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (l)	254	267
Class A3, 5.336% 5/15/47	15,032	16,967
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-CB19 Class A4, 5.7259% 2/12/49 (l)	$ 3,198	$ 3,677
Series 2007-LD11:
Class A2, 5.7974% 6/15/49 (l)	1,378	1,421
Class A4, 5.8124% 6/15/49 (l)	31,855	36,600
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	900	910
Class A3, 5.42% 1/15/49	14,834	16,933
Series 2005-LDP3 Class A3, 4.959% 8/15/42	1,190	1,195
Series 2006-CB17 Class A3, 5.45% 12/12/43	174	174
Series 2007-CB18 Class A3, 5.447% 6/12/47 (l)	620	638
Series 2007-CB19:
Class B, 5.7259% 2/12/49 (l)	78	28
Class C, 5.7259% 2/12/49 (l)	204	56
Class D, 5.7259% 2/12/49 (l)	214	36
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (l)	75	6
Class ES, 5.562% 1/15/49 (h)(l)	472	18
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8939% 7/15/44 (l)	743	864
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (l)	20	14
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	12	12
Series 2006-C6:
Class A2, 5.262% 9/15/39 (l)	15	15
Class A4, 5.372% 9/15/39	410	466
Series 2006-C7 Class A2, 5.3% 11/15/38	526	554
Series 2007-C1 Class A4, 5.424% 2/15/40	2,738	3,133
Series 2007-C2 Class A3, 5.43% 2/15/40	1,980	2,237
Series 2006-C6 Class XCP, 0.6751% 9/15/39 (l)(n)	3,502	14
Series 2007-C1 Class XCP, 0.4249% 2/15/40 (l)(n)	1,246	6
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	1,140	1,320
Series 2007-C7 Class XCP, 0.2757% 9/15/45 (l)(n)	57,202	295
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4312% 9/15/21 (h)(l)	292	283
Class E, 0.4912% 9/15/21 (h)(l)	1,054	1,010
Class F, 0.5412% 9/15/21 (h)(l)	868	823
Class G, 0.5612% 9/15/21 (h)(l)	1,714	1,608
Class H, 0.6012% 9/15/21 (h)(l)	442	406
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4232% 1/12/44 (h)(l)	$ 793	$ 562
Series 2006-C1 Class A2, 5.683% 5/12/39 (l)	360	362
Series 2007-C1 Class A4, 5.8505% 6/12/50 (l)	3,452	3,994
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	2,273
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3202% 12/12/49 (l)	52	52
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	585	612
Series 2007-5:
Class A3, 5.364% 8/12/48	354	362
Class A4, 5.378% 8/12/48	5,125	5,807
Class B, 5.479% 8/12/48	2,736	754
Series 2007-6 Class A4, 5.485% 3/12/51 (l)	7,400	8,417
Series 2007-7 Class A4, 5.7411% 6/12/50 (l)	3,192	3,657
Series 2006-3 Class ASB, 5.382% 7/12/46 (l)	2,702	2,776
Series 2006-4 Class XP, 0.6175% 12/12/49 (l)(n)	13,483	152
Series 2007-6 Class B, 5.635% 3/12/51 (l)	912	221
Series 2007-7 Class B, 5.7411% 6/12/50 (l)	79	4
Series 2007-8 Class A3, 5.9357% 8/12/49 (l)	787	913
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.402% 7/15/19 (h)(l)	272	109
Series 2007-XLFA:
Class C, 0.362% 10/15/20 (h)(l)	523	493
Class D, 0.392% 10/15/20 (h)(l)	507	468
Class E, 0.452% 10/15/20 (h)(l)	634	566
Class F, 0.502% 10/15/20 (h)(l)	380	328
Class G, 0.542% 10/15/20 (h)(l)	470	382
Class H, 0.632% 10/15/20 (h)(l)	296	202
Class J, 0.782% 10/15/20 (h)(l)	171	60
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	785	790
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (l)	462	478
Series 2006-IQ11:
Class A3, 5.657% 10/15/42 (l)	157	158
Class A4, 5.693% 10/15/42 (l)	274	305
Series 2006-T23 Class A3, 5.815% 8/12/41 (l)	466	483
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	1,368	1,569
Class AAB, 5.654% 4/15/49	2,267	2,437
Class B, 5.7489% 4/15/49 (l)	224	67
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)	$ 129	$ 47
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4812% 9/15/21 (h)(l)	1,239	1,162
Class F, 0.5412% 9/15/21 (h)(l)	1,426	1,325
Class G, 0.5612% 9/15/21 (h)(l)	1,351	1,225
Class J, 0.8012% 9/15/21 (h)(l)	300	228
Series 2007-WHL8:
Class F, 0.6812% 6/15/20 (h)(l)	3,171	2,798
Class LXR1, 0.9012% 6/15/20 (h)(l)	112	97
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)	3	3
Series 2003-C8 Class A3, 4.445% 11/15/35	963	970
Series 2006-C29 Class A3, 5.313% 11/15/48	2,419	2,483
Series 2007-C30:
Class A3, 5.246% 12/15/43	248	253
Class A4, 5.305% 12/15/43	268	294
Class A5, 5.342% 12/15/43	14,776	16,675
Series 2007-C31:
Class A4, 5.509% 4/15/47	41,226	46,737
Class A5, 5.5% 4/15/47	16,000	18,321
Series 2007-C33:
Class A4, 5.9245% 2/15/51 (l)	23,060	26,615
Class A5, 5.9245% 2/15/51 (l)	10,259	11,838
Series 2003-C6 Class G, 5.125% 8/15/35 (h)(l)	433	437
Series 2005-C19 Class B, 4.892% 5/15/44	912	963
Series 2005-C22:
Class B, 5.3875% 12/15/44 (l)	2,022	1,386
Class F, 5.3875% 12/15/44 (h)(l)	1,521	423
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)	5,005	5,600
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	2,736	1,472
Class D, 5.513% 12/15/43 (l)	1,459	582
Class XP, 0.4747% 12/15/43 (h)(l)(n)	7,638	39
Series 2007-C31 Class C, 5.6823% 4/15/47 (l)	251	146
Series 2007-C31A Class A2, 5.421% 4/15/47	4,681	4,707
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C32:
Class D, 5.7388% 6/15/49 (l)	$ 685	$ 184
Class E, 5.7388% 6/15/49 (l)	1,080	268
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $414,533)		465,608
Municipal Securities - 0.7%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (l)	1,700	1,767
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,095	1,539
7.3% 10/1/39	9,280	12,964
7.5% 4/1/34	7,195	10,045
7.55% 4/1/39	7,545	10,972
7.6% 11/1/40	14,125	20,849
7.625% 3/1/40	2,445	3,567
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	5,050	6,570
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	25,560	25,197
Series 2010, 4.421% 1/1/15	4,050	4,269
Series 2010-1, 6.63% 2/1/35	15,425	17,505
Series 2010-3:
6.725% 4/1/35	7,505	8,600
7.35% 7/1/35	3,495	4,231
Series 2011:
5.665% 3/1/18	5,030	5,752
5.877% 3/1/19	5,920	6,799
TOTAL MUNICIPAL SECURITIES (Cost $133,681)		140,626
Foreign Government and Government Agency Obligations - 0.3%

Italian Republic:
3.125% 1/26/15	9,149	9,324
4.5% 1/21/15	6,859	7,162
4.75% 1/25/16	6,870	7,239
5.375% 6/12/17	4,115	4,469
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Italian Republic: - continued
6.875% 9/27/23	$ 21,069	$ 24,198
Russian Federation 3.25% 4/4/17 (h)	800	841
United Mexican States 4.75% 3/8/44	5,572	5,845
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $59,188)		59,078
Floating Rate Loans - 0.8%

CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (l)	225	227
Hotels, Restaurants & Leisure - 0.1%
Centaur Acquisition LLC:
Tranche 1LN, term loan 5.25% 2/15/19 (l)	380	381
Tranche 2LN, term loan 8.75% 2/15/20 (l)	375	376
Fantasy Springs Resort Casino term loan 12% 8/6/12 (d)(l)	8,722	6,803
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (l)	600	621
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4517% 1/28/18 (l)	2,085	1,916
Landry's Restaurants, Inc. Tranche B, term loan 4.75% 4/24/18 (l)	8,426	8,459
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/20/19 (l)	640	648
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (l)	3,265	3,294
Town Sports International LLC Tranche B, term loan 5.75% 5/11/18 (l)	3,018	3,055
		25,553
Household Durables - 0.0%
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (l)	1,755	1,777
Media - 0.1%
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (l)	174	175
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (l)	610	604
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Univision Communications, Inc. term loan 4.4537% 3/31/17 (l)	$ 2,689	$ 2,692
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (l)	3,403	3,445
WMG Acquisition Corp. Tranche B, term loan 5.25% 11/1/18 (l)	130	131
		7,047
Specialty Retail - 0.0%
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (l)	4,866	4,890
TOTAL CONSUMER DISCRETIONARY		39,494
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/7/20 (l)	805	809
Tranche 2LN, term loan 5.75% 8/21/20 (l)	125	128
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (l)	5,900	5,929
		6,866
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alon USA Partners LP term loan 9.25% 11/13/18 (l)	800	824
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (l)	4,705	4,805
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (l)	325	327
		5,956
FINANCIALS - 0.1%
Insurance - 0.1%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (l)	11,630	11,674
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (l)	2,755	2,962
		14,636
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 4.4587% 10/10/16 (l)	$ 1,234	$ 1,234
term loan 4.4232% 10/10/16 (l)	6,253	6,253
		7,487
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (l)	335	339
TOTAL FINANCIALS		22,462
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
American Renal Holdings, Inc.:
Tranche 2LN, term loan 8.5% 2/8/20 (l)	2,260	2,254
Tranche B 1LN, term loan 4.5% 8/8/19 (l)	2,055	2,045
		4,299
Health Care Providers & Services - 0.0%
Genoa Healthcare Group LLC Tranche 2LN, term loan 14% 2/10/15 (l)	2,290	1,575
TOTAL HEALTH CARE		5,874
INDUSTRIALS - 0.1%
Airlines - 0.0%
US Airways Group, Inc. term loan 2.7037% 3/23/14 (l)	4,465	4,460
Commercial Services & Supplies - 0.0%
ARAMARK Corp. Tranche B, term loan 4% 9/7/19 (l)	3,535	3,544
Machinery - 0.0%
Apex Tool Group, LLC Tranche B, term loan 4.5% 2/1/20 (l)	1,155	1,168
Professional Services - 0.1%
AlixPartners LLP:
Tranche 2LN, term loan 10.75% 12/29/19 (l)	5,250	5,408
Tranche B 1LN, term loan 4.5% 6/29/19 (l)	5,224	5,269
		10,677
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Fly Funding II Sarl Tranche B, term loan 5.75% 8/9/18 (l)	$ 195	$ 197
VWR Funding, Inc. Tranche B, term loan 4.2037% 4/3/17 (l)	1,150	1,160
		1,357
TOTAL INDUSTRIALS		21,206
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Alcatel-Lucent USA, Inc. Tranche C, term loan 7.25% 1/30/19 (l)	1,520	1,537
Avaya, Inc. term loan 3.0381% 10/27/14 (l)	1,767	1,756
SafeNet, Inc. Tranche 2LN, term loan 6.2037% 4/12/15 (l)	4,500	4,494
		7,787
IT Services - 0.1%
First Data Corp.:
term loan 4.2017% 3/24/18 (l)	14,285	14,142
Tranche 1LN, term loan 5.2017% 9/24/18 (l)	70	70
RP Crown Parent, LLC:
Tranche 1LN, term loan 6.75% 12/21/18 (l)	2,755	2,789
Tranche 2LN, term loan 11.25% 12/21/19 (l)	2,265	2,361
		19,362
Software - 0.0%
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (l)	2,035	2,106
Tranche B 1LN, term loan 4.5% 10/30/19 (l)	1,130	1,140
		3,246
TOTAL INFORMATION TECHNOLOGY		30,395
MATERIALS - 0.0%
Metals & Mining - 0.0%
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (l)	2,853	2,889
MRC Global, Inc. Tranche B, term loan 6.25% 11/9/19 (l)	2,229	2,254
		5,143
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (l)	$ 1,395	$ 1,374
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/14/20 (l)	95	97
Tranche B 1LN, term loan 6% 2/14/19 (l)	830	838
Level 3 Financing, Inc. Tranche B 2LN, term loan 4.75% 8/1/19 (l)	2,780	2,798
		5,107
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA Tranche B, term loan 4.5% 4/2/18 (l)	1,397	1,412
Vodafone Americas Finance 2, Inc.:
term loan 6.875% 8/11/15	1,761	1,796
Tranche 2LN, term loan 6.25% 6/24/16 pay-in-kind	12,741	13,091
		16,299
TOTAL TELECOMMUNICATION SERVICES		21,406
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7306% 10/10/17 (l)	16,256	11,034
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 1LN, term loan 5% 4/24/18 (l)	730	737
Independent Power Producers & Energy Traders - 0.0%
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (l)	998	1,012
TOTAL UTILITIES		12,783
TOTAL FLOATING RATE LOANS (Cost $170,482)		171,585
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $8,017)	7,010	8,421
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Citigroup, Inc. 5.95% (i)(l)	$ 2,950	$ 3,065
MUFG Capital Finance 1 Ltd. 6.346% (i)(l)	996	1,100
TOTAL PREFERRED SECURITIES (Cost $4,074)		4,165
Fixed-Income Funds - 6.9%
	Shares
Fidelity Mortgage Backed Securities Central Fund (m) (Cost $1,335,201)	12,906,016	1,407,917
Other - 0.0%

Other - 0.0%
Tribune Co. Claim (Cost $11)	11,084	11
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.16% (b)	613,864,964	613,865
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	45,716,058	45,716
TOTAL MONEY MARKET FUNDS (Cost $659,581)		659,581
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $17,756,651)		21,178,649
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(782,294)
NET ASSETS - 100%		$ 20,396,355
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
2.5% 3/1/28	$ (9,400)	$ (9,764)
3% 3/1/43	(96,000)	(99,399)
3% 3/1/43	(13,600)	(14,082)
3.5% 3/1/43	(205,000)	(216,788)
3.5% 3/1/43	(6,700)	(7,085)
3.5% 3/1/43	(1,100)	(1,163)
3.5% 3/1/43	(16,000)	(16,920)
4% 3/1/43	(37,200)	(39,659)
TOTAL FANNIE MAE		(404,860)
Ginnie Mae
4% 3/1/43	(3,500)	(3,805)
TOTAL TBA SALE COMMITMENTS (Proceeds $406,391)		$ (408,665)
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	$ 3,019	$ (2,862)	$ 52	$ (2,810)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	2,474	(2,346)	47	(2,299)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	568	(538)	11	(527)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	2,474	(2,346)	47	(2,299)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	2,406	(2,281)	45	(2,236)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	2,066	(1,958)	40	(1,918)
TOTAL CREDIT DEFAULT SWAPS						$ (12,331)	$ 242	$ (12,089)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $713,747,000 or 3.5% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $14,957,000.
(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $202,917,000 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 10,000
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 6/12/12	$ 3,000
C. Wonder LLC	12/27/12	$ 17,500
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 4
Ivanplats Ltd. Class A	10/23/12	$ 14,181
Legend Pictures LLC	9/23/10 - 3/30/12	$ 37,645
Spotify Technology SA	11/14/12	$ 15,028
Station Holdco LLC	6/17/11	$ 1,131
Station Holdco LLC warrants 6/15/18	8/11/08 - 8/15/08	$ 6,416
Tory Burch LLC	12/31/12	$ 17,505
Vice Holdings, Inc. Series A	8/3/12	$ 34,999
wetpaint.com, Inc. Series C	5/14/08	$ 5,000
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 523
Fidelity Corporate Bond 1-10 Year Central Fund	3,681
Fidelity Mortgage Backed Securities Central Fund	13,599
Fidelity Securities Lending Cash Central Fund	404
Total	$ 18,207
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 286,809	$ -	$ 287,718*	$ -	0.0%
Fidelity Mortgage Backed Securities Central Fund	1,638,428	267,575	491,113	1,407,917	9.4%
Total	$ 1,925,237	$ 267,575	$ 778,831	$ 1,407,917
* Includes the value of shares redeemed through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMAG Pharmaceuticals, Inc.	$ 21,602	$ -	$ -	$ -	$ 24,172
American Woodmark Corp.	-	19,666	-	-	23,916
CareView Communications, Inc.	10,530	-	-	-	8,340
Neurocrine Biosciences, Inc.	27,540	-	-	-	39,481
Southcross Energy Partners LP	-	16,366	-	127	16,671
TherapeuticsMD, Inc.	18,645	5,011	-	-	26,255
Total	$ 78,317	$ 41,043	$ -	$ 127	$ 138,835
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,172,802	$ 1,994,538	$ -	$ 178,264
Consumer Staples	1,147,444	1,147,444	-	-
Energy	1,187,703	1,187,703	-	-
Financials	2,271,359	2,223,185	48,174	-
Health Care	1,854,921	1,854,921	-	-
Industrials	1,264,639	1,257,938	6,701	-
Information Technology	2,486,388	2,485,394	-	994
Materials	589,537	578,856	10,681	-
Telecommunication Services	124,241	122,567	-	1,674
Utilities	202,450	196,502	5,948	-
Corporate Bonds	2,706,379	-	2,691,217	15,162
U.S. Government and Government Agency Obligations	1,077,414	-	1,077,414	-
U.S. Government Agency - Mortgage Securities	1,102,758	-	1,102,758	-
Asset-Backed Securities	23,502	-	19,176	4,326
Collateralized Mortgage Obligations	50,120	-	50,120	-
Commercial Mortgage Securities	465,608	-	465,098	510
Municipal Securities	140,626	-	140,626	-
Foreign Government and Government Agency Obligations	59,078	-	59,078	-
Floating Rate Loans	171,585	-	163,207	8,378
Bank Notes	8,421	-	8,421	-
Preferred Securities	4,165	-	4,165	-
Fixed-Income Funds	1,407,917	1,407,917	-	-
Other	11	-	-	11
Money Market Funds	659,581	659,581	-	-
Total Investments in Securities:	$ 21,178,649	$ 15,116,546	$ 5,852,784	$ 209,319
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Liabilities
Swap Agreements	$ (12,331)	$ -	$ (12,331)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (408,665)	$ -	$ (408,665)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (12,331)
Total Value of Derivatives	$ -	$ (12,331)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	15.9%
AAA,AA,A	5.1%
BBB	6.9%
BB	2.0%
B	2.6%
CCC,CC,C	0.5%
D	0.0%*
Not Rated	0.6%
Equities	65.2%
Short-Term Investments and Net Other Assets	1.2%
100%
* Amount represents less than 0.1%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.3%
Canada	1.3%
Ireland	1.2%
Others (Individually Less Than 1%)	8.2%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2013
Assets
Investment in securities, at value (including securities loaned of $44,634) - See accompanying schedule: Unaffiliated issuers (cost $15,649,193)	$ 18,972,316
Fidelity Central Funds (cost $1,994,782)	2,067,498
Other affiliated issuers (cost $112,676)	138,835
Total Investments (cost $17,756,651)		$ 21,178,649
Cash		319
Receivable for investments sold		113,016
Receivable for TBA sale commitments		406,391
Receivable for swap agreements		2
Receivable for fund shares sold		16,486
Dividends receivable		18,044
Interest receivable		49,903
Distributions receivable from Fidelity Central Funds		102
Prepaid expenses		37
Receivable from investment adviser for expense reductions		14
Other receivables		1,632
Total assets		21,784,595

Liabilities
Payable for investments purchased Regular delivery	$ 128,739
Delayed delivery	765,979
TBA sale commitments, at value	408,665
Payable for swap agreements	783
Payable for fund shares redeemed	15,719
Swap agreements, at value	12,331
Accrued management fee	6,885
Other affiliated payables	2,379
Other payables and accrued expenses	1,044
Collateral on securities loaned, at value	45,716
Total liabilities		1,388,240

Net Assets		$ 20,396,355
Net Assets consist of:
Paid in capital		$ 16,578,123
Undistributed net investment income		84,786
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		325,817
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,407,629
Net Assets		$ 20,396,355

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2013

Puritan: Net Asset Value, offering price and redemption price per share ($15,696,581 ÷ 778,886 shares)	$ 20.15

Class K: Net Asset Value, offering price and redemption price per share ($4,699,774 ÷ 233,263 shares)	$ 20.15

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2013

Investment Income
Dividends (including $127 earned from other affiliated issuers)		$ 114,650
Interest		105,792
Income from Fidelity Central Funds		18,207
Total income		238,649

Expenses
Management fee	$ 40,469
Transfer agent fees	13,354
Accounting and security lending fees	997
Custodian fees and expenses	151
Independent trustees' compensation	65
Appreciation in deferred trustee compensation account	1
Registration fees	107
Audit	140
Legal	81
Interest	2
Miscellaneous	82
Total expenses before reductions	55,449
Expense reductions	(1,469)	53,980
Net investment income (loss)		184,669
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	574,830
Fidelity Central Funds	44,320
Foreign currency transactions	(368)
Swap agreements	(5,664)
Total net realized gain (loss)		613,118
Change in net unrealized appreciation (depreciation) on: Investment securities	376,200
Assets and liabilities in foreign currencies	13
Swap agreements	5,374
Delayed delivery commitments	285
Total change in net unrealized appreciation (depreciation)		381,872
Net gain (loss)		994,990
Net increase (decrease) in net assets resulting from operations		$ 1,179,659

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 184,669	$ 389,728
Net realized gain (loss)	613,118	255,024
Change in net unrealized appreciation (depreciation)	381,872	1,565,691
Net increase (decrease) in net assets resulting from operations	1,179,659	2,210,443
Distributions to shareholders from net investment income	(184,762)	(364,135)
Distributions to shareholders from net realized gain	(355,227)	-
Total distributions	(539,989)	(364,135)
Share transactions - net increase (decrease)	23,986	(743,799)
Total increase (decrease) in net assets	663,656	1,102,509

Net Assets
Beginning of period	19,732,699	18,630,190
End of period (including undistributed net investment income of $84,786 and undistributed net investment income of $84,879, respectively)	$ 20,396,355	$ 19,732,699

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Puritan

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.53	$ 17.72	$ 15.81	$ 15.06	$ 17.07	$ 20.54
Income from Investment Operations
Net investment income (loss) D	.18	.38	.35	.40	.45	.50
Net realized and unrealized gain (loss)	.98	1.78	1.93	.75	(2.00)	(1.80)
Total from investment operations	1.16	2.16	2.28	1.15	(1.55)	(1.30)
Distributions from net investment income	(.18)	(.35)	(.36)	(.39)	(.44)	(.55)
Distributions from net realized gain	(.35)	-	- H	(.01)	(.02)	(1.62)
Total distributions	(.54) K	(.35)	(.37) J	(.40)	(.46) I	(2.17)
Net asset value, end of period	$ 20.15	$ 19.53	$ 17.72	$ 15.81	$ 15.06	$ 17.07
Total Return B, C	6.04%	12.35%	14.38%	7.61%	(8.76)%	(7.35)%
Ratios to Average Net Assets E, G
Expenses before reductions	.58% A	.59%	.60%	.61%	.67%	.61%
Expenses net of fee waivers, if any	.58% A	.59%	.60%	.61%	.67%	.61%
Expenses net of all reductions	.57% A	.59%	.59%	.61%	.67%	.60%
Net investment income (loss)	1.83% A	2.03%	1.96%	2.48%	3.30%	2.72%
Supplemental Data
Net assets, end of period (in millions)	$ 15,697	$ 15,472	$ 15,420	$ 15,054	$ 16,111	$ 21,427
Portfolio turnover rate F	202% A, L	141%	154% L	104%	116% L	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.46 per share is comprised of distributions from net investment income of $.442 and distributions from net realized gain of $.015 per share.

J Total distributions of $.37 per share is comprised of distributions from net investment income of $.364 and distributions from net realized gain of $.003 per share.

K Total distributions of $.54 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.354 per share.

L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.52	$ 17.72	$ 15.80	$ 15.06	$ 17.07	$ 18.22
Income from Investment Operations
Net investment income (loss) D	.19	.40	.38	.42	.46	.14
Net realized and unrealized gain (loss)	.99	1.77	1.93	.74	(1.99)	(1.16)
Total from investment operations	1.18	2.17	2.31	1.16	(1.53)	(1.02)
Distributions from net investment income	(.19)	(.37)	(.39)	(.41)	(.47)	(.13)
Distributions from net realized gain	(.35)	-	- I	(.01)	(.02)	-
Total distributions	(.55) K	(.37)	(.39)	(.42)	(.48) J	(.13)
Net asset value, end of period	$ 20.15	$ 19.52	$ 17.72	$ 15.80	$ 15.06	$ 17.07
Total Return B, C	6.16%	12.43%	14.59%	7.69%	(8.59)%	(5.60)%
Ratios to Average Net Assets E, H
Expenses before reductions	.47% A	.48%	.48%	.48%	.50%	.48% A
Expenses net of fee waivers, if any	.47% A	.48%	.48%	.48%	.50%	.48% A
Expenses net of all reductions	.46% A	.47%	.47%	.47%	.50%	.48% A
Net investment income (loss)	1.94% A	2.15%	2.09%	2.61%	3.47%	3.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 4,700	$ 4,261	$ 3,211	$ 2,280	$ 1,469	$ 9
Portfolio turnover rate F	202% A, L	141%	154% L	104%	116% L	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.48 per share is comprised of distributions from net investment income of $.468 and distributions from net realized gain of $.015 per share.

K Total distributions of $.55 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.354 per share.

L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Puritan® Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swap Agreements Options

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,554,468
Gross unrealized depreciation	(175,302)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,379,166

Tax cost	$ 17,799,483

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and

Semiannual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels.

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (5,664)	$ 5,374

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swap Agreements - continued

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the

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4. Derivative Instruments - continued

Credit Default Swaps - continued

reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and liquidations executed in-kind from Affiliated Central Funds, aggregated $6,957,861 and $6,647,112, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Puritan	$ 12,262.16
Class K	1,092.05
	$ 13,354

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $117 for the period.

Other Affiliated Transactions. On January 4, 2013, the Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a fund in which the Fund was invested, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by the 1-10 Year Board. Under the plan, 1-10 Year distributed in-kind all of its net assets to its shareholders pro rata at its NAV per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $287,718 in return for 2,530 shares of 1-10 Year. Because 1-10 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,873. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $71. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $404 (including $23 from securities loaned to FCM).

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $31,358. The weighted average interest rate was .66%. The interest expense amounted to $2 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,450 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Expense Reductions - continued

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $14.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Puritan	$ 141,260	$ 290,441
Class K	43,502	73,694
Total	$ 184,762	$ 364,135
From net realized gain
Puritan	$ 276,685	$ -
Class K	78,542	-
Total	$ 355,227	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Puritan
Shares sold	40,925	79,946	$ 807,951	$ 1,477,678
Reinvestment of distributions	20,468	15,053	396,989	274,339
Shares redeemed	(74,881)	(172,734)	(1,470,732)	(3,181,243)
Net increase (decrease)	(13,488)	(77,735)	$ (265,792)	$ (1,429,226)
Class K
Shares sold	31,469	80,899	$ 616,434	$ 1,501,190
Reinvestment of distributions	6,295	4,030	122,044	73,694
Shares redeemed	(22,760)	(47,844)	(448,700)	(889,457)
Net increase (decrease)	15,004	37,085	$ 289,778	$ 685,427

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at February 28, 2013, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the agent banks, custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 18, 2013

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

PUR-K-USAN-0413
1.863168.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 24, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 24, 2013